UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22201

Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York, NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-851-0511

Date of fiscal year end:	October 31, 2018

Date of reporting period:	October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

DIREXION SHARES ETF TRUST

ANNUAL REPORT OCTOBER 31, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor   New York, New York 10019   www.portfolioplusetfs.com

PortfolioPlus Developed Markets ETF

PortfolioPlus Emerging Markets ETF

PortfolioPlus S&P 500® ETF

(formerly Direxion Daily S&P 500® Bull 1.25X Shares)

PortfolioPlus S&P® Mid Cap ETF

PortfolioPlus S&P® Small Cap ETF

(formerly Direxion Daily Small Cap Bull 1.25X Shares)

Letter to Shareholders (Unaudited)	4
Performance Summary (Unaudited)	9
Expense Example (Unaudited)	14
Allocation of Portfolio Holdings (Unaudited)	15
Schedules of Investments	16
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	28
Notes to the Financial Statements	29
Report of Independent Registered Public Accounting Firm	44
Supplemental Information (Unaudited)	45
Board Review of Investment Advisory Agreement (Unaudited)	46
Trustees and Officers	49

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Annual Report for the PortfolioPlus exchange traded funds (the "ETFs") covers the period from November 1, 2017 to October 31, 2018 (the "Annual Period").

Market Review:

U.S. equities entered the Annual Period amid sturdy economic growth, positive economic data and strong quarterly earnings. Passage of the long awaited Tax Reform Bill was a central theme for U.S. markets during Q4 2017, with a corporate tax rate cut from 35% to 21% as its centerpiece. Domestic equities outperformed both developed and emerging market equities in Q4 2017, capping off a year where the S&P 500® Index ended higher in 11 calendar months. Internationally, Japan had a solid end to 2017 due to strong earnings amidst global growth and an uptick in global trade. Into 2018, as the Eurozone continued to strengthen, the U.S. Dollar declined steeply compared to the Euro. Italian elections and inflation targets, along with continued UK Brexit negotiations, were key themes abroad in early 2018. Healthy growth of U.S. GDP, combined with robust NFP numbers and high consumer confidence, provided the backdrop for a precipitous sell off in February 2018, as investor concern over a potential rate hike grew more warranted. A transfer of power from Janet Yellen to Jerome Powell at the U.S. Federal Reserve had little to do with the selloff, with investors expecting the U.S. Federal Reserve to chart largely the same course under its new leadership. The equity dip in February marked an end to the winning streak, with the S&P 500® Index closing negative for the month as investors considered the potential impact of rising rates on economic growth. China and U.S. trade tensions contributed to downside performance during March, while traders also assessed the effects of increased borrowing costs in the U.S. and internationally. Hesitation persisted as 10-year treasury yields touched 3% for the first time in four years, with the S&P 500® Index trading sideways during the month of April 2018. Amid that hesitation, U.S. equities traded in a somewhat range-bound fashion heading into Q2 2018. Earnings growth served as the catalyst for a breakout in July 2018, despite ongoing global trade tensions and tariff threats coming out of Washington. Trade tensions continued to be a key theme into summer, extending into emerging markets. A bilateral trade deal between the U.S. and Mexico was reached in August, with the addition of Canada coming in late September. U.S. equities outperformed in Q3 2018 compared to their global counterparts, as global trade tensions were outweighed by U.S. market potency. Emerging markets showed continued weakness during this stretch, with U.S. dollar strength weighing on stock performance. Into the Annual Period end, U.S. midterm elections cast a shadow of uncertainty over equity markets in the U.S. and abroad.

For the Annual Period, government and corporate bonds posted negative returns, while high yield bonds saw positive returns. Yields climbed throughout the Period, especially on the short-end of the yield curve. Strong economic data, including GDP and earnings, lead the longer-end of the curve modestly higher, while an aggressive U.S. Federal Reserve monetary tightening posture drove up the short-end of the curve. The U.S. Federal Reserve raised rates four times, moving the benchmark target from 1-1.25% to 2%-2.25%. The U.S. Federal Reserve balance sheet also shrunk by approximately 7%, as maturing U.S. treasuries rolled off the balance sheet.

PortfolioPlus Operational Review:

The discussion below relates to the performance of the ETFs for the Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 125% of the performance of a particular benchmark.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. Each ETF is intended to be used by investors who intend to monitor their portfolios.

The ETFs attempt to provide investment results that correlate to 125% of the return of an index or benchmark, meaning the ETFs attempt to move in the same direction as the target index or benchmark.

DIREXION ANNUAL REPORT
4

In seeking to achieve each ETF's daily investment results, Direxion Advisors, LLC (the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, the Adviser determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests in derivatives, including swap agreements. The Adviser uses these types of investments to produce economically "leveraged" investment results. Leveraging allows the Adviser to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, the Adviser maintains models which indicate the expected performance of each ETF as compared to the underlying relevant index. The models do not take into account the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting PortfolioPlus Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results of 125% of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, an ETF incurs a cost of LIBOR plus or minus a spread. LIBOR may create a drag on an ETF's performance, so if interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

Optimized Baskets – Each ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying Index in the short-term.

DIREXION ANNUAL REPORT
5

Equity Dividends and Bond Interest – Equity ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Treasury ETFs receive interest, accrued on a daily basis, to account for the Treasury's semi-annual coupon payments.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities.

PortfolioPlus Performance Review:

The PortfolioPlus Developed Markets ETF seeks to provide 125% of the daily return of the FTSE Developed All Cap ex U.S. Index. The FTSE Developed All Cap ex U.S. Index is a market-capitalization weighted index representing the performance of large-, mid- and small capitalization companies in developed markets, excluding the USA. The index is derived from the FTSE Global Equity Index Series, which covers over 7,400 securities in 47 different countries and captures 98% of the world's investable market capitalization. Since the Fund's inception on February 15, 2018, the FTSE Developed All Cap ex U.S. Index returned -9.05%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The PortfolioPlus Developed Markets ETF returned -13.13% for the same period, while the model indicated an expected return of -12.79%.

The PortfolioPlus Emerging Markets ETF seeks to provide 125% of the daily return of the FTSE Emerging Index. The FTSE Emerging Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Since the Fund's inception on February 15, 2018, the FTSE Emerging Index returned -17.14%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The PortfolioPlus Emerging Markets ETF returned -23.17% for the same period, while the model indicated an expected return of -23.06%.

The Direxion Daily S&P 500® Bull 1.25X Shares sought to provide 125% of the daily return of the S&P 500® Index from November 1, 2017 until February 14, 2018. Beginning February 15, 2018, the PortfolioPlus S&P 500® ETF seeks to provide 125% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted. For the Annual Period, the S&P 500® Index returned 7.35%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The PortfolioPlus S&P 500® ETF returned 8.36%, while the model indicated an expected return of 8.92%.

The PortfolioPlus S&P® Mid Cap ETF seeks to provide 125% of the daily return of the S&P Mid Cap 400® Index. The S&P Mid Cap 400® Index measures the performance of 400 mid-sized companies in the U.S. The index is a float-adjusted market capitalization weighted index composed of liquid common stocks. Since the Fund's inception on February 15, 2018, the S&P Mid Cap 400® Index returned -1.73%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The PortfolioPlus S&P® Mid Cap ETF returned -2.81% for the same period, while the model indicated an expected return of -2.35%.

The Direxion Daily Small Cap Bull 1.25X Shares sought to provide 125% of the daily return of the Russell 2000® Index from November 1, 2017 until November 30, 2017. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the stated period, the Russell 2000® Index returned 2.88%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should

DIREXION ANNUAL REPORT
6

not generate expectations of annual performance of the Fund. The Daily Small Cap Bull 1.25X Shares returned 3.64% for the same period, while the model indicated an expected return of 3.60%.

The Direxion Daily Small Cap Bull 1.25X Shares sought to provide 125% of the daily return of the S&P Small Cap 600® Index from December 1, 2017 until February 14, 2018. Beginning February 15, 2018, the PortfolioPlus S&P® Small Cap ETF seeks to provide 125% of the daily return of the S&P Small Cap 600® Index. The S&P Small Cap 600® Index attempts to measure the performance of 600 small-capitalization companies in the U.S. The index is a float-adjusted market capitalization weighted index. Standard & Poor's® selects companies with unadjusted market capitalizations of $450 million to $2.1 billion (USD) and based on market values, liquidity, financial viability and industry diversification. For the stated period, the S&P Small Cap 600® Index returned 2.01%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The PortfolioPlus S&P® Small Cap ETF returned 1.67%, while the model indicated an expected return of 2.16%.

Index Volatility:

Volatility was relatively stable to start the Annual Period, floating beneath its annual 14.75 average. The CBOE Volatility Index spiked in February 2018, reaching a peak close of 37.32. Higher inflation concerns from wage pressures, followed by trade tariff announcements, were some of the catalysts behind the sudden increase in volatility. As economic turmoil headlines cooled, volatility began reverting to its yearly average. During the Annual Period, rising interest rates and trade war concerns served as a persistent headwind to stock prices, leading to further volatility in the markets.

Index	Return	Volatility
FTSE Developed All Cap ex US Index[1]	-9.05%	12.23%
FTSE Emerging Index[1]	-17.14%	19.40%
S&P 500® Index	7.35%	14.19%
S&P Mid Cap 400® Index[1]	-1.73%	13.26%
Russell 2000® Index[2]	2.88%	10.72%
S&P Small Cap 600® Index[3]	2.01%	15.47%

1  Reflects the period of February 15, 2018 to October 31, 2018

2  Reflects the period of November 1, 2017 to November 30, 2017

3  Reflects the period of December 1, 2017 to October 31, 2018

As always, we thank you for using the PortfolioPlus ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick
Principal Executive Officer Principal Financial Officer

An investor should carefully consider a Fund's investment objective, risks, charges, and expenses before investing. A Fund's prospectus and summary prospectus contain this and other information about the Portfolio+ ETFs. To obtain a Fund's prospectus and summary prospectus call 833-547-4417 or visit our website at www.portfolioplusetfs.com. A Fund's prospectus and summary prospectus should be read carefully before investing.

DIREXION ANNUAL REPORT
7

Shares of the PortfolioPlus ETFs are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense reimbursements or recoupments and fee waivers in effect during certain periods shown. Absent these reimbursements or recoupments and fee waivers, results would have been less favorable.

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

PortfolioPlus Risks – An investment in the ETFs involve risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts and swaps are subject to market risks that may cause their price to fluctuate over time. For other risks including leverage, correlation, daily compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of October 31, 2018 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION ANNUAL REPORT
8

PortfolioPlus Developed Markets ETF

Performance Summary (Unaudited)

February 15, 20181 - October 31, 2018

Total Return[2]
Since Inception
PortfolioPlus Developed Markets ETF (NAV)	(13.13)%
PortfolioPlus Developed Markets ETF (Market Price)	(14.60)%
FTSE Developed All Cap ex U.S. Index	(9.05)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.68%. Direxion Advisors, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.portfolioplusetfs.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (125%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The FTSE Developed All Cap ex U.S. Index is a market-capitalization weighted index representing the performance of large-, mid- and small capitalization companies in developed markets, excluding the USA. The index is derived from the FTSE Global Equity Index Series, which covers over 7,400 securities in 47 different countries and captures 98% of the world's investable market capitalization. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 125% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
9

PortfolioPlus Emerging Markets ETF

Performance Summary (Unaudited)

February 15, 20181 - October 31, 2018

Total Return[2]
Since Inception
PortfolioPlus Emerging Markets ETF (NAV)	(23.17)%
PortfolioPlus Emerging Markets ETF (Market Price)	(21.89)%
FTSE Emerging Index	(17.14)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.70%. Direxion Advisors, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.45%. (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.portfolioplusetfs.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (125%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The FTSE Emerging Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of November 30, 2018, the Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 125% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
10

PortfolioPlus S&P 500® ETF

Performance Summary (Unaudited)

January 7, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
PortfolioPlus S&P 500® ETF (NAV)	8.36%	13.68%	12.37%
PortfolioPlus S&P 500® ETF (Market Price)	8.44%	13.40%	12.35%
S&P 500® Index	7.35%	11.52%	10.51%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.86%. Direxion Advisors, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.32% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.portfolioplusetfs.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (125%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Most of the common stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The performance of the S&P 500® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 125% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations. The Fund was formerly named Direxion Daily S&P 500® Bull 1.25X Shares.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
11

PortfolioPlus S&P® Mid Cap ETF

Performance Summary (Unaudited)

February 15, 20181 - October 31, 2018

Total Return[2]
Since Inception
PortfolioPlus S&P® Mid Cap ETF (NAV)	(2.81)%
PortfolioPlus S&P® Mid Cap ETF (Market Price)	(3.25)%
S&P Mid Cap 400® Index	(1.73)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.68%. Direxion Advisors, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.38%. (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.portfolioplusetfs.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (125%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Mid Cap 400® Index measures the performance of 400 mid-sized companies in the United States. The Index is a float-adjusted market capitalization weighted index composed of liquid common stocks. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 125% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
12

PortfolioPlus S&P® Small Cap ETF

Performance Summary (Unaudited)

January 7, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
PortfolioPlus S&P® Small Cap ETF (NAV)	5.37%	14.03%	11.07%
PortfolioPlus S&P® Small Cap ETF (Market Price)	5.66%	13.99%	11.09%
S&P Small Cap 600® Index[3]	5.60%	12.84%	11.18%
Russell 2000® Total Return Index[3]	1.85%	10.68%	8.61%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.57%. Direxion Advisors, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.35%. (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.portfolioplusetfs.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (125%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Small Cap 600® Index attempts to measure the performance of 600 small-capitalization companies in the U.S. The Index is a float-adjusted market capitalization weighted index. Standard & Poor's® selects companies with unadjusted market capitalizations of $450 million to $2.1 billion (USD) and based on market values, liquidity, financial viability and industry diversification. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 125% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations. The Fund was formerly named Direxion Daily Small Cap Bull 1.25X Shares.

2  As of October 31, 2018.

3  Prior to December 1, 2018, the PortfolioPlus S&P® Small Cap ETF tracked the Russell 2000® Total Return Index. From January 7, 2015, the inception of the Fund, through November 30, 2017, the average annual return for the Russell 2000® Total Return Index was 13.72%.

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13

Expense Example (Unaudited)

October 31, 2018

As a shareholder of the PortfolioPlus Funds, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (May 1, 2018 to October 31, 2018).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period May 1, 2018 to October 31, 2018" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (Unaudited)

October 31, 2018

	Annualized Expense Ratio	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period May 1, 2018 to October 31, 2018*
PortfolioPlus Developed Markets ETF
Based on actual fund return	0.00%	$1,000.00	$869.00	$0.00
Based on hypothetical 5% return	0.00%	1,000.00	1,025.21	0.00
PortfolioPlus Emerging Markets ETF
Based on actual fund return	0.00%	1,000.00	820.40	0.00
Based on hypothetical 5% return	0.00%	1,000.00	1,025.21	0.00
PortfolioPlus S&P 500® ETF
Based on actual fund return	0.02%	1,000.00	1,038.20	0.10
Based on hypothetical 5% return	0.02%	1,000.00	1,025.10	0.10
PortfolioPlus S&P® Mid Cap ETF
Based on actual fund return	0.02%	1,000.00	973.80	0.10
Based on hypothetical 5% return	0.02%	1,000.00	1,025.10	0.10
PortfolioPlus S&P® Small Cap ETF
Based on actual fund return	0.03%	1,000.00	1,006.90	0.15
Based on hypothetical 5% return	0.03%	1,000.00	1,025.05	0.15

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days (the number of days in the period of May 1, 2018 to October 31, 2018), then divided by 365.

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14

Allocation of Portfolio Holdings (Unaudited)

October 31, 2018

	Cash*	Investment Companies	Swaps	Total
PortfolioPlus Developed Markets ETF	11%	91%	(2)%	100%
PortfolioPlus Emerging Markets ETF	4%	100%	(4)%	100%
PortfolioPlus S&P 500® ETF	0%**	100%	0%**	100%
PortfolioPlus S&P® Mid Cap ETF	10%	91%	(1)%	100%
PortfolioPlus S&P® Small Cap ETF	10%	91%	(1)%	100%

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

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15

PortfolioPlus Developed Markets ETF

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 91.0%
491,500	Vanguard FTSE Developed Markets ETF (a)	$19,438,825
	TOTAL INVESTMENT COMPANIES (Cost $22,039,402)	$19,438,825
SHORT TERM INVESTMENTS - 21.4%
Money Market Funds - 21.4%
4,566,942	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)(c)	$4,566,942
	TOTAL SHORT TERM INVESTMENTS (Cost $4,566,942)	$4,566,942
	TOTAL INVESTMENTS (Cost $26,606,344) - 112.4% (d)	$24,005,767
	Liabilities in Excess of Other Assets - (12.4)%	(2,636,654)
	TOTAL NET ASSETS - 100.0%	$21,369,113

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan. See Note 2.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,217,777.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Developed Markets ETF	2.4296% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	9/25/2019	183,883	$7,786,360	$(525,738)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
16

PortfolioPlus Emerging Markets ETF

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.8%
804,050	Schwab Emerging Markets Equity ETF (a)	$19,152,471
	TOTAL INVESTMENT COMPANIES (Cost $23,084,064)	$19,152,471
SHORT TERM INVESTMENTS - 20.4%
Money Market Funds - 20.4%
3,914,416	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)(c)	$3,914,416
	TOTAL SHORT TERM INVESTMENTS (Cost $3,914,416)	$3,914,416
	TOTAL INVESTMENTS (Cost $26,998,480) - 120.2% (d)	$23,066,887
	Liabilities in Excess of Other Assets - (20.2)%	(3,884,831)
	TOTAL NET ASSETS - 100.0%	$19,182,056

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan. See Note 2.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,505,183.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of FTSE Emerging Index	2.4320% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	202,565	$5,498,727	$(725,402)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
17

PortfolioPlus S&P 500® ETF

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 99.9%
280,070	iShares Core S&P 500 ETF	$76,391,893
	TOTAL INVESTMENT COMPANIES (Cost $72,164,119)	$76,391,893
SHORT TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
530,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	$530,000
	TOTAL SHORT TERM INVESTMENTS (Cost $530,000)	$530,000
	TOTAL INVESTMENTS (Cost $72,694,119) - 100.6% (b)	$76,921,893
	Liabilities in Excess of Other Assets - (0.6)%	(460,609)
	TOTAL NET ASSETS - 100.0%	$76,461,284

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,278,715.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.4820% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/27/2018	7,075	$19,299,566	$(129,923)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
18

PortfolioPlus S&P® Mid Cap ETF

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 91.1%
120,630	iShares Core S&P Mid-Cap ETF	$21,960,692
	TOTAL INVESTMENT COMPANIES (Cost $22,643,362)	$21,960,692
SHORT TERM INVESTMENTS - 7.6%
Money Market Funds - 7.6%
1,840,000	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$1,840,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,840,000)	$1,840,000
	TOTAL INVESTMENTS (Cost $24,483,362) - 98.7% (b)	$23,800,692
	Other Assets in Excess of Liabilities - 1.3%	305,500
	TOTAL NET ASSETS - 100.0%	$24,106,192

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,402,538.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	2.5796% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/25/2019	4,478	$8,357,961	$(190,795)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
19

PortfolioPlus S&P® Small Cap ETF

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 90.9%
83,749	iShares Core S&P Small-Cap ETF	$6,536,609
	TOTAL INVESTMENT COMPANIES (Cost $6,587,826)	$6,536,609
	TOTAL INVESTMENTS (Cost $6,587,826) - 90.9%	$6,536,609
	Other Assets in Excess of Liabilities - 9.1% (a)	651,813
	TOTAL NET ASSETS - 100.0%	$7,188,422

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  $450,000 of cash is pledged as collateral for swap contracts.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P SmallCap 600® Index	2.3796% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/25/2019	2,578	$2,489,345	$(42,437)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
20

Statements of Assets and Liabilities

October 31, 2018

	PortfolioPlus Developed Markets ETF	PortfolioPlus Emerging Markets ETF	PortfolioPlus S&P 500® ETF
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$24,005,767	$23,066,887	$76,921,893
Cash equivalents	108,871	901,827	326,221
Due from investment adviser, net (Note 6)	8,224	7,820	29,255
Dividend and interest receivable	3,337	25,255	773
Due from broker for swap contracts	2,747	—	—
Prepaid expenses and other assets	7,395	8,554	3,348
Total Assets	24,136,341	24,010,343	77,281,490
Liabilities:
Collateral for securities loaned (Note 2)	2,226,780	3,914,416	—
Payable for investments purchased	—	172,739	643,714
Unrealized depreciation on swap contracts	525,738	725,402	129,923
Due to broker for swap contracts	—	1,294	4,437
Accrued expenses and other liabilities	14,710	14,436	42,132
Total Liabilities	2,767,228	4,828,287	820,206
Net Assets	$21,369,113	$19,182,056	$76,461,284
Net Assets Consist of:
Capital stock	$24,997,991	$24,814,662	$72,421,414
Total distributable earnings (loss)	(3,628,878)	(5,632,606)	4,039,870
Net Assets	$21,369,113	$19,182,056	$76,461,284
Calculation of Net Asset Value Per Share:
Net assets	$21,369,113	$19,182,056	$76,461,284
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,000,001	1,000,001	2,100,000
Net assets value, redemption price and offering price per share	$21.37	$19.18	$36.41
Cost of Investments	$26,606,344	$26,998,480	$72,694,119

*  Securities loaned with values of $2,181,188, $3,834,481 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
21

Statements of Assets and Liabilities

October 31, 2018

	PortfolioPlus S&P® Mid Cap ETF	PortfolioPlus S&P® Small Cap ETF
Assets:
Investments, at fair value (Note 2)	$23,800,692	$6,536,609
Cash equivalents	491,788	128,048
Due from investment adviser, net (Note 6)	11,586	1,485
Dividend and interest receivable	1,727	449
Deposit at broker for swap contracts	—	450,000
Due from broker for swap contracts	2	120,283
Prepaid expenses and other assets	8,482	4,845
Total Assets	24,314,277	7,241,719
Liabilities:
Unrealized depreciation on swap contracts	190,795	42,437
Due to broker for swap contracts	—	35
Accrued expenses and other liabilities	17,290	10,825
Total Liabilities	208,085	53,297
Net Assets	$24,106,192	$7,188,422
Net Assets Consist of:
Capital stock	$24,997,916	$7,317,769
Total distributable earnings (loss)	(891,724)	(129,347)
Net Assets	$24,106,192	$7,188,422
Calculation of Net Asset Value Per Share:
Net assets	$24,106,192	$7,188,422
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,000,001	200,000
Net assets value, redemption price and offering price per share	$24.11	$35.94
Cost of Investments	$24,483,362	$6,587,826

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
22

Statements of Operations

For the Year Ended October 31, 2018

	PortfolioPlus Developed Markets ETF[1]	PortfolioPlus Emerging Markets ETF[1]	PortfolioPlus S&P 500® ETF
Investment Income:
Dividend income	$466,338	$—	$1,438,521
Interest income	10,179	5,515	8,457
Securities lending income	4	50,667	2
Total investment income	476,521	56,182	1,446,980
Expenses:
Investment advisory fees (Note 6)	77,384	69,027	353,760
Professional fees	12,319	12,069	20,603
Fund servicing fees	9,115	8,208	39,477
Licensing fees	5,159	4,602	31,445
Management service fees (Note 6)	4,375	3,903	20,010
Pricing fees	4,245	4,245	6,001
Exchange listing fees	3,548	3,548	5,000
Reports to shareholders	2,782	2,481	12,717
Offering fees	2,325	2,400	—
Trustees' fees and expenses	606	540	2,769
Insurance fees	427	381	1,952
Interest expense	89	—	11,111
Excise tax	—	—	18,784
Other	2,257	2,172	4,246
Total Expenses	124,631	113,576	527,875
Recoupment of expenses to Adviser (Note 6)	—	—	2,355
Less: Reimbursement of expenses from Adviser (Note 6)	(115,944)	(105,906)	(357,082)
Less: Investment advisory fees waived (Note 6)	(8,598)	(7,670)	(143,253)
Net Expenses	89	—	29,895
Net investment income	476,432	56,182	1,417,085
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(256,369)	(519,849)	(638,868)
In-kind redemptions	—	(27,729)	1,574,338
Swap contracts	(332,619)	(498,158)	1,440,229
Futures contracts	—	—	75,860
Net realized gain (loss)	(588,988)	(1,045,736)	2,451,559
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,600,577)	(3,931,593)	2,200,915
Swap contracts	(525,738)	(725,402)	(549,985)
Futures contracts	—	—	(44,390)
Change in net unrealized appreciation (depreciation)	(3,126,315)	(4,656,995)	1,606,540
Net realized and unrealized gain (loss)	(3,715,303)	(5,702,731)	4,058,099
Net increase (decrease) in net assets resulting from operations	$(3,238,871)	$(5,646,549)	$5,475,184

1  Represents the period from February 15, 2018 (commencement of operations) to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
23

Statements of Operations

For the Year Ended October 31, 2018

	PortfolioPlus S&P® Mid Cap ETF[1]	PortfolioPlus S&P® Small Cap ETF
Investment Income:
Dividend income	$321,015	$103,727
Interest income	2,786	2,910
Total investment income	323,801	106,637
Expenses:
Investment advisory fees (Note 6)	83,791	35,286
Professional fees	12,511	11,057
Fund servicing fees	9,813	4,836
Licensing fees	7,448	11,233
Management service fees (Note 6)	4,738	1,995
Pricing fees	4,245	6,001
Exchange listing fees	3,548	5,000
Reports to shareholders	3,012	1,268
Interest expense	2,750	1,503
Offering fees	2,400	—
Trustees' fees and expenses	656	276
Insurance fees	462	195
Excise tax	—	3,372
Other	2,316	961
Total Expenses	137,690	82,983
Recoupment of expenses to Adviser (Note 6)	—	1,916
Less: Reimbursement of expenses from Adviser (Note 6)	(107,010)	(65,911)
Less: Investment advisory fees waived (Note 6)	(27,930)	(14,113)
Net Expenses	2,750	4,875
Net investment income	321,051	101,762
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(63,114)	478,578
In-kind redemptions	—	48,415
Swap contracts	(66,105)	25,580
Net realized gain (loss)	(129,219)	552,573
Change in net unrealized depreciation on: Investment securities	(682,670)	(567,259)
Swap contracts	(190,795)	(58,734)
Change in net unrealized depreciation	(873,465)	(625,993)
Net realized and unrealized loss	(1,002,684)	(73,420)
Net increase (decrease) in net assets resulting from operations	$(681,633)	$28,342

1  Represents the period from February 15, 2018 (commencement of operations) to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
24

Statements of Changes in Net Assets

	PortfolioPlus Developed Markets ETF	PortfolioPlus Emerging Markets ETF
	For the Period February 15, 2018[1] through October 31, 2018	For the Period February 15, 2018[1] through October 31, 2018
Operations:
Net investment income	$476,432	$56,182
Net realized loss	(588,988)	(1,045,736)
Change in net unrealized depreciation	(3,126,315)	(4,656,995)
Net decrease in net assets resulting from operations	(3,238,871)	(5,646,549)
Distributions to shareholders:
Net distributions to shareholders	(392,041)	(30,004)
Total distributions	(392,041)	(30,004)
Capital share transactions:
Proceeds from shares sold	25,000,025	26,065,190
Cost of shares redeemed	—	(1,206,581)
Net increase in net assets resulting from capital transactions	25,000,025	24,858,609
Total increase in net assets	21,369,113	19,182,056
Net assets:
Beginning of period	—	—
End of period	$21,369,113	$19,182,056
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	1,000,001	1,050,001
Shares repurchased	—	(50,000)
Shares outstanding, end of period	1,000,001	1,000,001

1  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
25

Statements of Changes in Net Assets

	PortfolioPlus S&P 500® ETF		PortfolioPlus S&P® Mid Cap ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	For the Period February 15, 2018[1] through October 31, 2018
Operations:
Net investment income	$1,417,085	$344,989	$321,051
Net realized gain (loss)	2,451,559	1,390,848	(129,219)
Change in net unrealized appreciation (depreciation)	1,606,540	2,244,017	(873,465)
Net increase (decrease) in net assets resulting from operations	5,475,184	3,979,854	(681,633)
Distributions to shareholders:
Net distributions to shareholders	(1,878,554)	(58,515)[2]	(212,200)
Total distributions	(1,878,554)	(58,515)	(212,200)
Capital share transactions:
Proceeds from shares sold	42,434,428	61,379,052	25,000,025
Cost of shares redeemed	(36,629,645)	(4,930,420)	—
Transaction fees (Note 4)	—	160	—
Net increase in net assets resulting from capital transactions	5,804,783	56,448,792	25,000,025
Total increase in net assets	9,401,413	60,370,131	24,106,192
Net assets:
Beginning of year/period	67,059,871	6,689,740	—
End of year/period	$76,461,284	$67,059,871[3]	$24,106,192
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,950,000	250,000	—
Shares sold	1,150,000	1,850,000	1,000,001
Shares repurchased	(1,000,000)	(150,000)	—
Shares outstanding, end of year/period	2,100,000	1,950,000	1,000,001

1  Commencement of operations.

2  Represents distributions to shareholders from net investment income. See Note 10.

3  Includes undistributed net investment income of $286,474. See Note 10.

The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets

	PortfolioPlus S&P® Small Cap ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$101,762	$56,984
Net realized gain	552,573	1,612,380
Change in net unrealized appreciation (depreciation)	(625,993)	266,367
Net increase in net assets resulting from operations	28,342	1,935,731
Distributions to shareholders:
Net distributions to shareholders	(205,530)	(55,598)[1]
Total distributions	(205,530)	(55,598)
Capital share transactions:
Proceeds from shares sold	15,911,243	24,893,202
Cost of shares redeemed	(15,520,320)	(25,010,490)
Transaction fees (Note 4)	—	947
Net increase (decrease) in net assets resulting from capital transactions	390,923	(116,341)
Total increase in net assets	213,735	1,763,792
Net assets:
Beginning of year	6,974,687	5,210,895
End of year	$7,188,422	$6,974,687[2]
Changes in shares outstanding
Shares outstanding, beginning of year	200,000	200,000
Shares sold	400,000	750,000
Shares repurchased	(400,000)	(750,000)
Shares outstanding, end of year	200,000	200,000

1  Represents distributions to shareholders from net investment income. See Note 10.

2  Includes undistributed net investment income of $14,381. See Note 10.

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Investment Income[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income After Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income After Expense Reimbursement[2]	Portfolio Turnover Rate[7]
PortfolioPlus Developed Markets ETF
For the Period February 15, 2018[8] through October 31, 2018	$25.00	$0.48	$0.48	$(3.72)	$(3.24)	$(0.39)	$—	$—	$(0.39)	$21.37	(13.13)%	$21,369	0.00%[9]	0.72%	2.77%	0.00%[10]	0.72%	2.77%	22%
PortfolioPlus Emerging Markets ETF
For the Period February 15, 2018[8] through October 31, 2018	$25.00	0.06	0.06	(5.85)	(5.79)	(0.03)	—	—	(0.03)	$19.18	(23.17)%	$19,182	0.00%	0.74%	0.37%	0.00%[10]	0.74%	0.37%	22%
PortfolioPlus S&P 500® ETF
For the Year Ended October 31, 2018	$34.39	0.67	0.68	2.24	2.91	(0.64)	(0.25)	—	(0.89)	$36.41	8.36%	$76,461	0.04%	0.67%	1.80%	0.00%[10]	0.63%	1.84%	30%
For the Year Ended October 31, 2017	$26.76	0.83	0.83	7.03	7.86	(0.23)	—	—	(0.23)	$34.39	29.43%	$67,060	0.22%	0.81%	2.61%	0.22%	0.81%	2.61%	92%
For the Year Ended October 31, 2016	$26.46	0.51	0.52	0.70	1.21	(0.89)	—	(0.02)	(0.91)	$26.76	4.74%	$6,690	0.39%	1.16%	1.97%	0.35%	1.12%	2.01%	50%
For the Period January 7, 2015[8] through October 31, 2015	$25.00	0.20	0.20	1.36	1.56	(0.10)	—	—	(0.10)	$26.46	6.23%	$1,323	0.43%	2.34%	0.91%	0.43%	2.34%	0.91%	0%
PortfolioPlus S&P® Mid Cap ETF
For the Period February 15, 2018[8] through October 31, 2018	$25.00	0.32	0.32	(1.00)	(0.68)	(0.21)	—	—	(0.21)	$24.11	(2.81)%	$24,106	0.01%	0.73%	1.73%	0.00%[10]	0.72%	1.74%	18%
PortfolioPlus S&P® Small Cap ETF
For the Year Ended October 31, 2018	$34.87	0.50	0.52	1.46	1.96	(0.41)	(0.48)	—	(0.89)	$35.94	5.37%	$7,188	0.06%	1.06%	1.30%	0.00%[10]	1.00%	1.36%	235%
For the Year Ended October 31, 2017	$26.05	0.28	0.28	8.82	9.10	(0.28)	—	—	(0.28)	$34.87	35.01%	$6,975	0.21%	1.44%	0.89%	0.20%	1.43%	0.90%	300%
For the Year Ended October 31, 2016	$25.17	0.27	0.27	0.79	1.06	(0.18)	—	—	(0.18)	$26.05	4.23%	$5,211	0.35%	2.28%	1.08%	0.35%	2.28%	1.08%	35%
For the Period January 7, 2015[8] through October 31, 2015	$25.00	0.10	0.10	0.07	0.17	—	—	—	—	$25.17	0.68%	$1,259	0.43%	4.38%	0.46%	0.43%	4.38%	0.46%	0%

1  Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Excludes interest expense and extraordinary expenses which comprise of tax expenses.

3  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

4  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5  For periods less than a year, these ratios are annualized.

6  Net expenses include effects of any reimbursement or recoupment.

7  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

8  Commencement of investment operations.

9  Less than 0.005%

10  This ratio includes the voluntary waiver of expenses by the Adviser. Excluding the voluntary waiver of expenses, these ratios would have been 0.45% for the PortfolioPlus Developed Markets ETF, 0.45% for the PortfolioPlus Emerging Markets ETF, 0.30% for the PortfolioPlus S&P 500® ETF, 0.38% for the PortfolioPlus S&P® Mid Cap ETF and 0.33% for the PortfolioPlus S&P® Small Cap ETF.

The accompanying notes are an integral part of these financial statements.

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Direxion Shares ETF Trust

Notes to the Financial Statements

October 31, 2018

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 77 separate series (each, a "Fund" and together the "Funds"). Five of these Funds are included in this report: PortfolioPlus Developed Markets ETF, PortfolioPlus Emerging Markets ETF, PortfolioPlus S&P 500® ETF, PortfolioPlus S&P® Mid Cap ETF and PortfolioPlus S&P® Small Cap ETF. Effective February 15, 2018, the Direxion Daily S&P 500® Bull 1.25X Shares and Direxion Daily Small Cap Bull 1.25X Shares changed their names to PortfolioPlus S&P 500® ETF and PortfolioPlus S&P® Small Cap ETF, respectively.

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services-Investment Companies.

Direxion Advisors LLC, a wholly-owned subsidiary of Rafferty Asset Management, LLC, serves as investment adviser to each Fund (the "Adviser"). The Adviser has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund seeks investment results that correspond to 125% of the performance of the underlying index, before fees and expenses, as follows:.

Funds	Index or Benchmark
PortfolioPlus Developed Markets ETF	FTSE Developed All Cap ex U.S. Index
PortfolioPlus Emerging Markets ETF	FTSE Emerging Index
PortfolioPlus S&P 500® ETF	S&P 500® Index
PortfolioPlus S&P® Mid Cap ETF	S&P Mid Cap 400® Index
PortfolioPlus S&P® Small Cap ETF	S&P Small Cap 600® Index[1]

1  Effective December 1, 2017, the underlying index for the PortfolioPlus S&P® Small Cap ETF (formerly Direxion Daily Small Cap Bull 1.25X Shares) changed from Russell 2000® Index to S&P Small Cap 600® Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the Bank of New York Mellon Cash Reserve, a U.S. dollar-denominated deposit account offered through the Bank of New York Mellon, to be cash equivalents. The Funds are exposed to the credit risk of Bank of New York Mellon through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of October 31, 2018.

b) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time ("Valuation Time")), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that

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29

time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over-the-counter ("OTC") securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

Accounting Standards Update No. 2013-01, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013–01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope recognize derivative instruments accounted for under ASC 815, Derivatives and Hedging, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically

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30

permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2018 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
PortfolioPlus Developed Markets ETF	$—	$—	$—	$—	$525,738	$—	$525,738[1]	$—
PortfolioPlus S&P® Mid Cap ETF	—	—	—	—	190,795	—	190,795[1]	—
PortfolioPlus S&P® Small Cap ETF	—	—	—	—	42,437	—	42,437[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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31

Description: Swap Contract

Counterparty: Credit Suisse International

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
PortfolioPlus Emerging Markets ETF	$—	$—	$—	$—	$725,402	$—	$725,402[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
PortfolioPlus S&P 500® ETF	$—	$—	$—	$—	$129,923	$—	$129,923[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

e) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended October 31, 2018.

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f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

g) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

h) Securities Lending – Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.

As of October 31, 2018, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.

As of October 31, 2018, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
PortfolioPlus Developed Markets ETF	$2,181,188	$2,226,780	$—	$2,226,780
PortfolioPlus Emerging Markets ETF	3,834,481	3,914,416	—	3,914,416

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all U.S. Federal income and excise taxes. No provision for U.S. Federal income has been made by the Funds. Certain Funds paid U.S. excise taxes during the period ended October 31, 2018.

j) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.

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The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

k) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the period ended October 31, 2018 are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year/Period Ended October 31, 2018			Year Ended October 31, 2017
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
PortfolioPlus Developed Markets ETF[1]	$392,041	$—	$—	$—	$—	$—
PortfolioPlus Emerging Markets ETF[1]	30,004	—	—	—	—	—
PortfolioPlus S&P 500® ETF[2]	1,878,554		—	58,515	—	—
PortfolioPlus S&P® Mid Cap ETF[1]	212,200	—	—	—	—	—
PortfolioPlus S&P® Small Cap ETF[3]	205,530	—	—	55,598	—	—

1  Commenced operations on February 15, 2018.

2  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

3  Formerly Direxion Daily Small Cap Bull 1.25X Shares

At October 31, 2018, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
PortfolioPlus Developed Markets ETF	$(3,258,407)	$86,425	$—	$(456,896)	$(3,628,878)
PortfolioPlus Emerging Markets ETF	(5,579,441)	28,287	—	(81,452)	(5,632,606)
PortfolioPlus S&P 500® ETF[2]	3,678,873	360,997	—	—	4,039,870
PortfolioPlus S&P® Mid Cap ETF	(914,329)	110,960	—	(88,355)	(891,724)
PortfolioPlus S&P® Small Cap ETF[3]	(163,084)	33,737	—	—	(129,347)

1  Other Accumulated Earnings (Losses) consist of capital loss carryover.

2  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

3  Formerly Direxion Daily Small Cap Bull 1.25X Shares

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34

At October 31, 2018, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PortfolioPlus Developed Markets ETF	$26,687,659	$—	$(3,258,407)	$(3,258,407)
PortfolioPlus Emerging Markets ETF	27,474,578	—	(5,579,441)	(5,579,441)
PortfolioPlus S&P 500® ETF	73,109,169	4,227,774	(548,901)	3,678,873
PortfolioPlus S&P® Mid Cap ETF	24,517,672	—	(914,329)	(914,329)
PortfolioPlus S&P® Small Cap ETF	6,655,174	—	(163,084)	(163,084)

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales.

Net investment income/(loss) and realized gains and losses for U.S. Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax reporting be classified between various components of net assets. The permanent differences primarily relate to tax treatment of redemptions in-kind and utilization of earnings and profits distributed to shareholders on redemption of shares.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income/(loss) and realized gains and (losses) under GAAP and tax reporting:

Funds	Total Distributable Earnings	Capital Stock
PortfolioPlus Developed Markets ETF	$2,034	$(2,034)
PortfolioPlus Emerging Markets ETF	43,947	(43,947)
PortfolioPlus S&P 500® ETF	(2,803,568)	2,803,568
PortfolioPlus S&P® Mid Cap ETF	2,109	(2,109)
PortfolioPlus S&P® Small Cap ETF	(613,533)	613,533

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2018.

At October 31, 2018, the Funds deferred no qualified late year losses.

Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carryforward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

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At October 31, 2018, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Expiring 10/31/2019	Unlimited ST	Unlimited LT
PortfolioPlus Developed Markets ETF	$—	$—	$456,896	$—
PortfolioPlus Emerging Markets ETF	—	—	81,452	—
PortfolioPlus S&P 500® ETF[1]	—	—	—	—
PortfolioPlus S&P® Mid Cap ETF	—	—	88,355	—
PortfolioPlus S&P® Small Cap ETF[2]	—	—	—	—

1  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

2  Formerly Direxion Daily Small Cap Bull 1.25X Shares

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2018, open U.S. Federal and state income tax years include the tax years ended October 31, 2015 through October 31, 2018. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the period ended October 31, 2018. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales,

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short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
PortfolioPlus Developed Markets ETF[1]	$26,857,848	$4,562,077	$—	$—
PortfolioPlus Emerging Markets ETF[1]	28,133,487	4,362,914	1,064,082	1,203,014
PortfolioPlus S&P 500® ETF[2]	34,841,821	23,289,000	12,827,678	18,025,817
PortfolioPlus S&P® Mid Cap ETF[1]	26,886,807	4,180,331	—	—
PortfolioPlus S&P® Small Cap ETF[3]	17,831,643	18,194,653	2,132,014	1,849,125

1  Represents the period from February 15, 2018 (commencement of operations) to October 31, 2018.

2  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

3  Formerly Direxion Daily Small Cap Bull 1.25X Shares

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended October 31, 2018.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate of 0.45% based on its average daily net assets.

The Adviser has agreed to waive the investment advisory fee for the Funds at least until September 1, 2020. The fee waived is not subject to recoupment. The amount of the waiver is based on a Fund's average daily net assets multiplied by the following rates:

PortfolioPlus Developed Markets ETF	0.05%
PortfolioPlus Emerging Markets ETF	0.05%
PortfolioPlus S&P 500® ETF	0.15%[1]
PortfolioPlus S&P® Mid Cap ETF	0.15%
PortfolioPlus S&P® Small Cap ETF	0.15%[1]

1  Prior to March 1, 2018, this rate was 0.25%.

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds' operating expenses to the extent that they exceed the following rates multiplied by the Fund's respective average daily net assets at least until September 1, 2020. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

PortfolioPlus Developed Markets ETF	0.45%
PortfolioPlus Emerging Markets ETF	0.45%
PortfolioPlus S&P 500® ETF	0.32%[1]
PortfolioPlus S&P® Mid Cap ETF	0.38%
PortfolioPlus S&P® Small Cap ETF	0.35%[2]

1  Prior to March 1, 2018, this rate was 0.25%.

2  Prior to March 1, 2018, this rate was 0.28%.

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37

During the period ended October 31, 2018, the Adviser agreed to voluntarily waive additional expenses of the Funds. The amounts of these voluntary waiver of expenses are presented below. These amounts are not subject to recoupment as disclosed in the table that follows.

PortfolioPlus Developed Markets ETF	$77,384
PortfolioPlus Emerging Markets ETF	69,027
PortfolioPlus S&P 500® ETF	233,829
PortfolioPlus S&P® Mid Cap ETF	70,757
PortfolioPlus S&P® Small Cap ETF	25,799

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:			Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2019	October 31, 2020	October 31, 2021	Recoupment Amount
PortfolioPlus Developed Markets ETF	$—	$38,560	$—	$—	$38,560	$38,560
PortfolioPlus Emerging Markets ETF	—	36,879	—	—	36,879	36,879
PortfolioPlus S&P 500® ETF[1]	2,355	123,253	37,466	40,973	123,253	201,692
PortfolioPlus S&P® Mid Cap ETF	—	36,253	—	—	36,253	36,253
PortfolioPlus S&P® Small Cap ETF[2]	1,916	40,112	57,037	59,399	40,112	156,548

1  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

2  Formerly Direxion Daily Small Cap Bull 1.25X Shares

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of October 31, 2018 is presented on the Statement of Assets and Liabilities as Due from (to) investment adviser, net.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds' investments at October 31, 2018:

	PortfolioPlus Developed Markets ETF				PortfolioPlus Emerging Markets ETF
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$108,871	$—	$—	$108,871	$901,827	$—	$—	$901,827
Investment Companies	19,438,825	—	—	19,438,825	19,152,471	—	—	19,152,471
Short Term Investments	4,566,942	—	—	4,566,942	3,914,416	—	—	3,914,416
Liability Class
Total Return Swap Contracts*	—	(525,738)	—	(525,738)	—	(725,402)	—	(725,402)
	PortfolioPlus S&P 500® ETF				PortfolioPlus S&P® Mid Cap ETF
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$326,221	$—	$—	$326,221	$491,788	$—	$—	$491,788
Investment Companies	76,391,893	—	—	76,391,893	21,960,692	—	—	21,960,692
Short Term Investments	530,000	—	—	530,000	1,840,000	—	—	1,840,000
Liability Class
Total Return Swap Contracts*	—	(129,923)	—	(129,923)	—	(190,795)	—	(190,795)

	PortfolioPlus S&P® Small Cap ETF
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$128,048	$—	$—	$128,048
Investment Companies	6,536,609	—	—	6,536,609
Liability Class
Total Return Swap Contracts*	—	(42,437)	—	(42,437)

For further detail on each asset class, see each Fund's Schedule of Investments.

*  Total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no Level 3 securities held by the Funds during period ended October 31, 2018. It is the Funds' policy to recognize transfers between levels at the value as of the beginning of the period, if applicable.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2018, certain

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39

Funds were invested in swap contracts. At October 31, 2018, the fair values of derivative instruments, by primary risk, were as follows:

	Liability Derivatives[1]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
PortfolioPlus Developed Markets ETF	$525,738	$—	$525,738
PortfolioPlus Emerging Markets ETF	725,402	—	725,402
PortfolioPlus S&P 500® ETF	129,923	—	129,923
PortfolioPlus S&P® Mid Cap ETF	190,795	—	190,795
PortfolioPlus S&P® Small Cap ETF	42,437	—	42,437

1  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

Transactions in derivative instruments during the period ended October 31, 2018, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Commodity Risk	Equity Risk	Interest Rate Risk	Commodity Risk
PortfolioPlus Developed Markets ETF	Swap Contracts	$(332,619)	$—	$—	$(525,738)	$—	$—
PortfolioPlus Emerging Markets ETF	Swap Contracts	(498,158)	—	—	(725,402)	—	—
PortfolioPlus S&P 500® ETF	Swap Contracts	1,440,229	—	—	(549,985)	—	—
PortfolioPlus S&P 500® ETF	Futures Contracts	75,860	—	—	(44,390)	—	—
PortfolioPlus S&P® Mid Cap ETF	Swap Contracts	(66,105)	—	—	(190,795)	—	—
PortfolioPlus S&P® Small Cap ETF	Swap Contracts	25,580	—	—	(58,734)	—	—

1  Statements of Operations location: Net realized gain (loss) on swap and futures contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.

For the period ended October 31, 2018, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Long Futures Contracts
PortfolioPlus Developed Markets ETF	$5,120,472	$—
PortfolioPlus Emerging Markets ETF	4,137,719	—
PortfolioPlus S&P 500® ETF[1]	19,249,179	196,882
PortfolioPlus S&P® Mid Cap ETF	5,278,404	—
PortfolioPlus S&P® Small Cap ETF[2]	2,046,580	—

1  Formerly Direxion Daily S&P 500® Bull 1.25X Shares

2  Formerly Direxion Daily Small Cap Bull 1.25X Shares

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 125% daily performance of their respective index.

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9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

The Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

•  Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

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•  Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.  RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the U.S. Securities and Exchange Commission approved amendments to eliminate, update or modify certain disclosure requirements required of registered investment companies. In part, these amendments amend Regulation S-X and require presentation of distributable earnings on the Statement of Assets and Liabilities in total rather than disclosing the three components of distributable earnings (undistributed net investment income, undistributed realized gain and net unrealized appreciation (depreciation) on investments). An additional amendment to Regulation S-X amends the requirement to state separately on the Statement of Changes in Net Assets distributions to shareholders from net investment income, net realized gain and other sources and rather disclose distributions to shareholders in total, except for return of capital, which should be disclosed separately. Accumulated net investment loss or undistributed net investment income is no longer required to be disclosed in the Statements of Changes in Net Assets. These updates have been incorporated in the Funds' financial statements and have no impact on each of the Fund's net assets or results of operations. Information previously required to be disclosed that was reported in the October 31, 2017 financial statements are presented in the Statement of Changes in Net Assets.

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11.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

On December 26, 2018, certain Funds declared income distributions with an ex-date of December 27, 2018 and payable date of January 4, 2019. At the time of this report, the specific Funds and the amounts were not yet known.

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Direxion Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of PortfolioPlus Developed Markets ETF, PortfolioPlus Emerging Markets ETF, PortfolioPlus S&P 500® ETF (formerly Direxion Daily S&P 500® Bull 1.25X Shares), PortfolioPlus S&P® Mid Cap ETF, PortfolioPlus S&P® Small Cap ETF (formerly Direxion Daily Small Cap Bull 1.25X Shares), and the Board of Trustees of Direxion Shares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of PortfolioPlus Developed Markets ETF, PortfolioPlus Emerging Markets ETF, PortfolioPlus S&P 500® ETF (formerly Direxion Daily S&P 500® Bull 1.25X Shares), PortfolioPlus S&P® Mid Cap ETF, PortfolioPlus S&P® Small Cap ETF (formerly Direxion Daily Small Cap Bull 1.25X Shares) (collectively referred to as the "Funds"), (five of the funds constituting Direxion Shares ETF Trust (the "Trust")), including the schedules of investments, as of October 31, 2018, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting Direxion Shares ETF Trust) at October 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Direxion Shares ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
PortfolioPlus S&P® Small Cap ETF (formerly Direxion Daily Small Cap Bull 1.25X Shares) PortfolioPlus S&P 500® ETF (formerly Direxion Daily S&P 500® Bull 1.25X Shares)	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the three years in the period ended October 31, 2018 and the period from January 7, 2015 (commencement of operations) through October 31, 2015
PortfolioPlus S&P® Mid Cap ETF PortfolioPlus Developed Markets ETF PortfolioPlus Emerging Markets ETF	For the period from February 15, 2018 (commencement of operations) through October 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.

Minneapolis, Minnesota
December 21, 2018

DIREXION ANNUAL REPORT
44

Direxion Funds

Supplemental Information (Unaudited)

Federal Tax Status of Dividends Declared during the Tax Year

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction ("DRD"), the individual qualified dividend rate ("QDI"), the qualified interest income rate ("QII"), and the qualified short-term gain rate ("QSTG") is presented below.

Funds	DRD	QDI	QII	QSTG
PortfolioPlus Developed Markets ETF	97.47%	97.47%	0.00%	0.00%
PortfolioPlus Emerging Markets ETF	0.00%	0.00%	0.00%	0.00%
PortfolioPlus S&P 500® ETF	48.96%	48.96%	0.00%	0.00%
PortfolioPlus S&P® Mid Cap ETF	99.34%	99.34%	0.00%	0.00%
PortfolioPlus S&P® Small Cap ETF	7.48%	7.48%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2018. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
DIREXION ANNUAL REPORT
45

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Consistent with the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "Trust") annually considers the renewal of the Investment Advisory Agreement (the "Agreement") between Direxion Advisors, LLC (the "Adviser"), a wholly-owned subsidiary of Rafferty Asset Management, LLC, and the Trust for the PortfolioPlus S&P 500® ETF, PortfolioPlus S&P® Small Cap ETF, PortfolioPlus S&P® Mid Cap ETF, PortfolioPlus Developed Markets ETF, and the PortfolioPlus Emerging Market ETF, each a series of the Trust. Each series of the Trust is referred to herein as a "Fund" and collectively as the "Funds."

At an in-person meeting held on August 22, 2018, following such consideration, the Board, including the trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Agreement, on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser's representatives and Fund management in executive sessions held on August 8, 2018 and August 22, 2018. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Funds were fair and reasonable and in the best interests of shareholders.

In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser believed to be reasonably necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following:

•  Detailed information regarding the advisory services provided by the Adviser for each Fund;

•  The investment objectives of the Funds require daily rebalancing and the utilization of complex financial instruments that are not typical of traditional index tracking exchange traded funds;

•  The level of attention required by the Adviser due to the frequent and large trading activity in the Funds;

•  The Adviser's Form ADV;

•  Biographies of employees primarily responsible for providing investment advisory services at the Adviser;

•  Information regarding each component of the contractual fee rates for the prior fiscal year;

•  Information regarding advisory fees earned and waivers made by the Adviser in connection with providing services to the Funds for the prior fiscal year or since inception (if shorter);

•  Information regarding fees paid to the Adviser under, and an evaluation of the services provided in, the Management Services Agreement;

•  Performance information;

•  Comparative industry fee data;

•  Information regarding the consolidated financial condition of the Adviser and Rafferty Asset Management, LLC; and

•  Information regarding how the Adviser monitors the Funds' compliance with regulatory requirements and Trust procedures.

The Board considered that, with respect to each Fund, they had also received information relevant to their consideration since the Fund's inception and, most recently, throughout the past year at regular Board meetings in connection with their oversight of the Funds, including information bearing on the Funds' service provider arrangements and performance results. In addition, the Board received a memorandum from counsel regarding its responsibilities with respect to the approval of the Agreement and participated in a question and answer session with representatives of the Adviser. The Board carefully evaluated the relevant information and the Independent Trustees were advised by legal counsel with respect to their deliberations.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. For each Fund, the Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided; (2) the investment performance; (3) the profitability of the Fund and the advisory business to the Adviser; (4) the extent to which economies of scale might be realized as the Fund grows (5) whether fee levels reflect these economies of scale, if any, for the benefit of the Fund's shareholders; (6) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (7) other benefits derived or anticipated to be derived and identified by the Adviser from its relationship with the Fund.

DIREXION ANNUAL REPORT
46

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser's business, assets under management, financial resources and capitalization, quality and quantity of personnel, experience, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and process. The Board reviewed the scope of services to be provided by the Adviser under the Agreement and noted there would be no significant differences between the scope of services provided by the Adviser in the past year and those to be provided in the upcoming year. The Board also considered the Adviser's representation to the Board that it would continue to provide investment and related services that are of materially the same quality as the services that have been provided to the Funds in the past and whether those services remain appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs. The Board focused on the quality of the Adviser's personnel and operations and the systems and processes required to manage the Funds effectively, and noted that these systems and processes may not be present at other investment advisers. In particular, the Board considered: (1) the Advisers' success in achieving each Fund's daily leveraged investment objective; (2) differences between managing leveraged and non-leveraged portfolios, which include developing index optimization and representative sampling investment strategies as well as specialized skills for trading complex financial instruments; (3) information regarding the Adviser's management of derivatives trading activities on behalf of the Funds, including the selection of swap counterparties and futures brokers and the negotiation of favorable derivatives contract terms; (4) the Adviser's ability to manage the Funds in a tax efficient manner; and (5) the size, professional experience and skills of the Adviser's portfolio management staff and the Adviser's ability to recruit, train, and retain personnel with the relevant experience and expertise necessary to manage the Funds. The Board considered that the Adviser oversees all aspects of the operation of the relevant Funds, including oversight of the Funds' service providers, and provides compliance services to the Funds.

Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of the investment advisory services provided by the Adviser. In this regard, the Board also considered the ability of investors to achieve independently the investment objective of the Funds and the costs to investors of seeking to do so. The Board concluded that it would be difficult for an investor to implement independently any Leveraged Fund's investment strategy and that attempting to do so would likely be cost-prohibitive.

The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other investment companies offering strategies similar in nature to the Funds. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Funds' actual advisory fees, past and future management services fees, and gross and net total expenses with those of other funds with common key characteristics, such as asset size, investment objective or industry focus ("Peer Group"). The Board noted the difficulty in compiling the Peer Group because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. The Board considered, however, that to establish the Peer Group, the Adviser used the same methodology as in 2015 and that this methodology was reviewed by an independent consultant retained by the Board to advise it on Peer Group construction.

The Board noted that comparison reports included the advisory fee and net and gross total expense ratios for each Fund and each Peer Group fund. The Board considered that the Adviser had agreed to limit the total expenses of the Funds (subject to certain exclusions) for the next fiscal year by contractually agreeing to pay certain expenses of the Funds under a separate Operating Expense Limitation Agreement.

Performance of the Funds. The Board focused on the correlation of each Fund's return to the model performance return for the periods ending June 30, 2018 and June 30, 2017 or since inception if a Fund did not have two full years of operations. In this regard, the Board considered each Fund's daily returns versus model returns ("Tracking Difference"), the standard deviation of the Tracking Difference, and a tracking error decomposition analysis provided by the Adviser. The Board also reviewed the total return of each Fund for the one-year or since inception period ended June 30, 2018. The Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board noted that the correlation of returns for each Fund to its model performance was generally within expected ranges during the reviewed periods. The Board considered that, given the investment objectives of the Funds, the correlation of each Fund's performance with the model performance was a more meaningful factor than a Fund's total return.

DIREXION ANNUAL REPORT
47

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information about the profitability of the Adviser based on the fee rates payable under the Agreement. The Board considered the profitability of each Fund, if profitable, and the overall profitability of the Advisers, as reflected in the Adviser's profitability analysis, as well as information provided by the Adviser concerning the methodology used to allocate various expenses. The Board also considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, daily portfolio rebalancing of the Funds, regulatory compliance, and entrepreneurial risk. The Board further considered a report on other investment advisers' profitability, which was compiled using publicly available information. The Board recognized that it is difficult to compare profitability among investment advisory firms because the certain information is not publicly available. Further, to the extent such information is available, it is affected by numerous factors, including the nature of a firm's fund shareholder base, the structure of the particular adviser, the types of funds it manages, its business mix, assumptions regarding allocations and the reporting of operating profits and net income are net (rather than gross) of distribution and marketing expenses.

Economies of Scale. The Board considered the absence of breakpoints in the Advisor's fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Fund's net assets. Since the size of these Funds often increase and decrease significantly, economies of scale are therefore elusive and no breakpoints are currently warranted for the Funds

Other Benefits. The Board considered any indirect or "fall-out" benefits that the Adviser or its affiliates may derive from a relationship to the Funds. Such benefits may include the Adviser's ability to leverage its investment management personnel or infrastructure to manage other accounts. In this regard, the Board noted that the Funds pay a management services fee to the Adviser and that such fees were increased as a result of the Adviser assuming certain functions historically provided by a third-party during the Funds' prior fiscal year.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board, including the Independent Trustees, determined that the Agreement for the Funds was fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser's expenses and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Agreement.

DIREXION ANNUAL REPORT
48

Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 50	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	141	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 75	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	141	None.
John A. Weisser Age: 77	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	141
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 77 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 of the 21 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION ANNUAL REPORT
49

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 49	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	141	None.
Jacob C. Gaffey Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	141	None.
Henry W. Mulholland Age: 55	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	141	None.

DIREXION ANNUAL REPORT
50

Direxion Shares ETF Trust

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 50	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	141	N/A
Robert D. Nestor Age: 49	President	One Year; Since 2018	President, Rafferty Asset Management, LLC and Direxion Advisors, LLC, since April 2018; Blackrock, Inc. (May 2007 – April 2018), most recently as Managing Director.	N/A	N/A
Patrick J. Rudnick Age: 45	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010
Senior Vice President and Principal Financial Officer, since March 2013,
Principal Executive
Officer, since June 2018, Rafferty Asset
Management, LLC; Senior Vice President and
Principal Financial Officer, since November 2017, Principal Executive
			Officer, since June 2018, Direxion Advisors, LLC.	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 77 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 of the 21 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION ANNUAL REPORT
51

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 42	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
General Counsel, Rafferty Asset Management, LLC,
since October 2010 and Direxion Advisors, LLC,
since November 2017;
Chief Compliance Officer, Rafferty Asset
Management, LLC since September 2012
			and Direxion Advisors, LLC, since November 2017.	N/A	N/A

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 77 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 of the 21 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION ANNUAL REPORT
52

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53

ANNUAL REPORT OCTOBER 31, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.portfolioplusetfs.com

Investment Adviser

Direxion Advisors, LLC
1301 Avenue of Americas (6th Ave.),
28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South 6th Street
Minneapolis, MN 55402

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling (800) 851-0511 or by accessing the SEC's website at www.sec.gov. Such reports maybe reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Fund's premium/discount information is available free of charge on the Funds' website, www.portfolioplusetfs.com or by calling (833-547-4417).

The Trust files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling (800) 851-0511, or by accessing the SEC's website, at www.sec.gov. It may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Annual Report.

DIREXION ANNUAL REPORT

DIREXION SHARES ETF TRUST

ANNUAL REPORT OCTOBER 31, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Direxion All Cap Insider Sentiment Shares

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion Zacks MLP High Income Index Shares

1X BEAR FUNDS

Direxion Daily CSI 300 China A Share Bear 1X Shares

Direxion Daily S&P 500® Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

2X BULL FUNDS	2X BEAR FUNDS
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily High Yield Bear 2X Shares
Direxion Daily MSCI European Financials Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Small Cap Bull 2X Shares

Letter to Shareholders (Unaudited)	4
Performance Summary (Unaudited)	14
Expense Example (Unaudited)	29
Allocation of Portfolio Holdings (Unaudited)	31
Schedules of Investments	32
Statements of Assets and Liabilities	50
Statements of Operations	54
Statements of Changes in Net Assets	58
Financial Highlights	66
Notes to the Financial Statements	69
Report of Independent Registered Public Accounting Firm	92
Supplemental Information (Unaudited)	94
Trustees and Officers	95
Board Review of Investment Advisory Agreement (Unaudited)	98

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If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

Letter to Shareholders (Unaudited)

Dear Shareholders,

This Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2017 to October 31, 2018 (the "Annual Period").

Market Review:

U.S. equities entered the Annual Period amid sturdy economic growth, positive economic data and strong quarterly earnings. Passage of the long awaited Tax Reform Bill was a central theme for U.S. markets during Q4 2017, with a corporate tax rate cut from 35% to 21% as its centerpiece. Domestic equities outperformed both developed and emerging market equities in Q4 2017, capping off a year where the S&P 500® Index ended higher in 11 calendar months. Internationally, Japan had a solid end to 2017 due to strong earnings amidst global growth and an uptick in global trade. Into 2018, as the Eurozone continued to strengthen, the U.S. Dollar declined steeply compared to the Euro. Italian elections and inflation targets, along with continued UK Brexit negotiations, were key themes abroad in early 2018. Healthy growth of U.S. GDP, combined with robust NFP numbers and high consumer confidence, provided the backdrop for a precipitous sell off in February 2018, as investor concern over a potential rate hike grew more warranted. A transfer of power from Janet Yellen to Jerome Powell at the U.S. Federal Reserve had little to do with the selloff, with investors expecting the U.S. Federal Reserve to chart largely the same course under its new leadership. The equity dip in February marked an end to the winning streak, with the S&P 500® Index closing negative for the month as investors considered the potential impact of rising rates on economic growth. China and U.S. trade tensions contributed to downside performance during March, while traders also assessed the effects of increased borrowing costs in the U.S. and internationally. Hesitation persisted as 10-year treasury yields touched 3% for the first time in four years, with the S&P 500® Index trading sideways during the month of April 2018. Amid that hesitation, U.S. equities traded in a somewhat range-bound fashion heading into Q2 2018. Earnings growth served as the catalyst for a breakout in July 2018, despite ongoing global trade tensions and tariff threats coming out of Washington. Trade tensions continued to be a key theme into summer, extending into emerging markets. A bilateral trade deal between the U.S. and Mexico was reached in August, with the addition of Canada coming in late September. U.S. equities outperformed in Q3 2018 compared to their global counterparts, as global trade tensions were outweighed by U.S. market potency. Emerging markets showed continued weakness during this stretch, with U.S. dollar strength weighing on stock performance. Into the Annual Period end, U.S. midterm elections cast a shadow of uncertainty over equity markets in the U.S. and abroad.

For the Annual Period, government and corporate bonds posted negative returns, while high yield bonds saw positive returns. Yields climbed throughout the Period, especially on the short-end of the yield curve. Strong economic data, including GDP and earnings, lead the longer-end of the curve modestly higher, while an aggressive U.S. Federal Reserve monetary tightening posture drove up the short-end of the curve. The U.S. Federal Reserve raised rates four times, moving the benchmark target from 1-1.25% to 2%-2.25%. The U.S. Federal Reserve balance sheet also shrunk by approximately 7%, as maturing U.S. treasuries rolled off the balance sheet.

Factors Affecting Performance of Non-Leveraged ETFs:

The following exchange-traded funds are considered the Non-Leveraged ETFs: Direxion All Cap Insider Sentiment Shares, Direxion Auspice Broad Commodity Strategy ETF, Direxion NASDAQ-100® Equal Weighted Index Shares and Direxion Zacks MLP High Income Index Shares.

Benchmark Performance – The performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section above.

DIREXION ANNUAL REPORT
4

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index funds' fees, which cause a greater negative impact on ETF performance. Transaction costs are not included in the expense ratio of the ETFs.

Non-Leveraged ETFs Performance Review:

The following discussion relates to the performance of the Non-Leveraged ETFs for the Annual Period. These ETFs seek to match, after expenses, the return of a benchmark through time. For these ETFs, the benchmark performance for the period is the standard against which they should be evaluated. The performance of the ETFs for the Annual Period is important primarily for understanding whether the ETFs meet their investment goals.

The Direxion All Cap Insider Sentiment Shares seeks investment results, before fees and expenses, which track the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index. The Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index is a quantitatively-weighted index comprised of 100 of the top publicly-traded companies in the S&P 1500® Index. The index reflects positive sentiment among those "insiders" closest to a company's financials and business prospects, such as top management, directors, large institutional holders, and the Wall Street research analysts who follow the company. For the Annual Period, the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index returned 2.82%, while the Direxion All Cap Insider Sentiment Shares returned 1.04%.

The Direxion All Cap Insider Sentiment Shares began the Annual Period with large allocations to the information technology and consumer discretionary sectors; names such as First Solar, Dick's Sporting Goods and Restoration Hardware were drivers of positive fund performance late in 2017. Fund performance was strong, outpacing the S&P 500 Index during November and December, before correcting along with the broader equity markets in February 2018. Allocations were heavy to financials, information technology and industrials during the February correction, with American Airlines Group and Ameriprise Financial, among others, weighing on fund performance. The Direxion All Cap Insider Sentiment Shares outperformed the S&P 500 Index during the choppy span of February and March. Entering the range-bound month of April, the fund was long all 11 S&P sectors, with a skew towards information technology and financials. During the months of May and June, the Direxion All Cap Insider Sentiment Shares marginally underperformed the S&P 500 Index. The July index rebalance saw the fund with a 27% allocation to financials, and then 24% to consumer discretionary stocks. While financial stocks were mostly positive during July, consumer discretionary stocks lagged the broader equity markets. August through Period-end saw the Direxion All Cap Insider Sentiment Shares underperform the S&P 500 Index. In a difficult stretch for equities, a comparative lack of exposure to consumer staples, healthcare and utilities was a contributor to the underperformance during the last three months of the Annual Period.

The Direxion Auspice Broad Commodity Strategy ETF seeks to provide total returns that exceed that of the Auspice Broad Commodity Index over a complete market cycle. The Auspice Broad Commodity Index attempts to capture upward trends in the commodity markets while minimizing risk during down trends. The Auspice Broad Commodity Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of twelve commodity futures, which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. For the Annual Period, the Auspice Broad Commodity Index returned 3.23%, while the Direxion Auspice Broad Commodity Strategy ETF returned 3.84%.

A mixed November 2017 saw the Direxion Auspice Broad Commodity Strategy ETF long 5 of 12 possible commodity components, with slight upside driven by WTI crude and heating oil exposure. December saw strength due to crude oil hitting $60 per barrel, along with positive performance in copper and cotton. During this time the fund exited its gold position amid weakness. A continued rise in crude during January 2018 helped drive positive fund performance before a selloff in early February. During this period, weakness in petroleum-based exposure was mitigated by a rally in cotton and new long position in grains. A bounce in petroleum markets was the chief driver for a positive month of March, as the Direxion Auspice Broad Commodity Strategy ETF was long all grain positions, and flat metals. Commodities gained a bit of traction in April with the fund outpacing the S&P 500 Index. In June, the Direxion Auspice Broad Commodity Strategy ETF exited soybeans and corn, while lowering exposure to cotton and wheat. The fund also exited cotton and entered natural

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gas in September, followed by exiting both gasoline and wheat in October. After entering a sugar position in late October, the Direxion Auspice Broad Commodity Strategy ETF reduced risk and closed the Annual Period long only 2 of 12 commodities.

The Direxion NASDAQ-100® Equal Weighted Index Shares seeks investment results, before fees and expenses, which track the NASDAQ-100® Equal Weighted Index. The NASDAQ-100® Equal Weighted Index includes 100 of the largest non-financial securities listed on NASDAQ® , but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The index is reviewed and adjusted annually in December, but replacements may be made any time throughout the year. The index is rebalanced quarterly in March, June, September and December. For the Annual Period, the NASDAQ-100® Equal Weighted Index returned 4.35%, while the Direxion NASDAQ-100® Equal Weighted Index Shares returned 3.98%.

The Direxion NASDAQ-100 Equal Weighted Index Shares underperformed the NASDAQ-100 Index for the Annual Period, primarily due to the significant losses in securities such as Applied Materials, JD.com and Ctrip.com; all of which have a roughly 1% weight in the fund, while having much lower weights in the NASDAQ-100 Index. Overall, the equally-weighted methodology helped emphasize the return profile of the entire fund and reduced the reliance upon the heavily-weighted names in the NASDAQ-100 Index, such as Apple and Microsoft. The strongest returns for the Direxion NASDAQ-100 Equal Weighted Index Shares came during the month of January 2018. After an up and down February and March, fund returns were positive from April through September 2018, then struggling to close out the Annual Period.

The Direxion Zacks MLP High Income Index Shares seeks investment results, before fees and expenses, which track the price and yield performance of the Zacks MLP High Income Index. The Zacks MLP High Income Index selects 25 Master Limited Partnerships ("MLPs") utilizing a methodology proprietary to Zacks. The objective of the index is to select a group of MLPs with the potential to yield and outperform on a risk-adjusted basis the S&P 500® Index and other benchmark indices. The Zacks MLP High Income Index only comprises MLPs listed on at least one U.S. stock exchange with a minimum market capitalization of at least $300 million. Each MLP is ranked based on liquidity, short interest, dividend yield and other factors. The final index is comprised of the 25 highest-ranking securities. The constituents are equally weighted, to make up 4% of the portfolio each. The constituent selection process and rebalancing is repeated on a quarterly basis and the Zacks MLP High Income Index reconstitution occurs after the last business day of January, April, July and October. For the Annual Period, the Zacks MLP High Income Index returned -1.79%, while the Direxion Zacks MLP High Income Index Shares returned -1.74%.

The Direxion Zacks MLP High Income Shares remained heavily invested in midstream names, a weighting which remained in the range of 63% to 73% throughout the Annual Period. Downstream MLPs also carried their fair share, ranging from 22% to 28%, leaving little exposure to upstream firms. The fund had strong returns from the end of November through January 2018, outpacing broader equity markets. During this period, all 25 names in the Direxion Zacks MLP High Income Shares experienced positive returns, with some notable names such as NGL Energy Partners and Energy Transfer Partners more significantly outperforming. However, the fund was negatively impacted during February's market sell off. The downtrend was short-lived, and the Direxion Zacks MLP High Income Shares had a period of positive performance from April through August of 2018. Sanctions against Iran and geopolitical tension in Saudi Arabia caused oil prices to decline. As a result, the fund saw negative performance to close the Annual Period.

Factors Affecting Performance of Bear ETFs:

The following exchange-traded funds are considered the Bear ETFs: – Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares and Direxion Daily 20+ Year Treasury Bear 1X Shares.

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section.

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Volatility and Compounding – The goal of the Bear ETFs is to provide the inverse of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide the inverse of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain inverse exposure, a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. The spread varies by both Fund and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. Generally for most of the Bear ETFs, the financing costs will have a positive effect on tracking. An increase in interest rates which effects the cost of financing will further impact an ETF's performance and ability to track its index.

Equity Dividends and Bond Interest – The Bear ETFs are negatively impacted by bond interest as they are obligated to pay interest, accrued on a daily basis. The Bear ETFs are also negatively impacted by index dividends as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index funds' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of derivatives, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Bear ETFs Performance Review:

The next discussion relates to the performance of the Bear ETFs for the Annual Period. The Bear ETFs seek daily investment results, before fees and expenses, of -100% of the performance of a particular benchmark, meaning that the Bear ETFs attempt to move in the opposite direction, or inverse, of the benchmark.

In seeking to achieve each Bear ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each Bear ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with a Bear ETF's objective. As a consequence, if a Bear ETF is performing as designed, the return of the benchmark will dictate the return of that ETF. Each Bear ETF pursues its investment objectives regardless of market conditions and does not take defensive positions.

The Bear ETFs, as stated above, seek daily investment results. They do not seek to track of 100% of the inverse of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The Bear ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the inverse ETFs, such as risks related to shorting and cash transactions, and intend to actively monitor and manage their investments.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives, in general, are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each Bear ETF seeks daily investment results of its relevant benchmark, a comparison of the annual return of the Bear ETF to the relevant benchmark tells you little about whether a Bear ETF has met its investment objective. To determine if the Bear ETFs have met their daily investment goals, Rafferty maintains models which indicate the expected performance

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of each ETF as compared to the relevant underlying index. The models do not take into account the Bear ETF's expense ratio or any transaction or trading fees associated with creating or maintaining a Bear ETF's portfolio. A brief comparison of the actual returns versus the expected returns for each of the Bear ETFs during the Annual Period follows below.

The Direxion Daily CSI 300 China A Share Bear 1X Shares seeks to provide -100% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. For the Annual Period, the CSI 300 Index returned -23.65%. The Direxion Daily CSI 300 China A Share Bear 1X Shares returned 21.11%, while the model indicated an expected return of 21.91%.

The Direxion Daily S&P 500® Bear 1X Shares seeks to provide -100% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted, market capitalization-weighted index. For the Annual Period, the S&P 500® Index returned 7.35%. The Direxion Daily S&P 500® Bear 1X Shares returned -5.74%, while the model indicated an expected return of -8.67%.

The Direxion Daily Total Bond Market Bear 1X Shares seeks to provide -100% of the daily return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment grade, U.S. Dollar denominated, fixed-rate taxable bond market, and is composed of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. For the Annual Period, the Bloomberg Barclays U.S. Aggregate Bond Index returned -2.05%. The Direxion Daily Total Bond Market Bear 1X Shares returned 4.57%, while the model indicated an expected return of 2.20%.

The Direxion Daily 7-10 Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -3.16%. The Direxion Daily 7-10 Year Treasury Bear 1X Shares returned 4.67%, while the model indicated an expected return of 3.01%.

The Direxion Daily 20+ Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned -6.52%. The Direxion Daily 20+ Year Treasury Bear 1X Shares returned 7.90%, while the model indicated an expected return of 5.72%.

Leveraged ETFs Operational Review:

The discussion below relates to the performance of the ETFs for the Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 200% or -200% of the performance of a particular benchmark.

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The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word "Bull" in their name (the "Bull ETFs") attempt to provide investment results that correlate to 200% of the return of an index or benchmark, meaning the Bull ETFs attempt to move in the same direction as the target index or benchmark.

The Funds with the word "Bear" in their name (the "Bear ETFs") attempt to provide investment results that correlate to -200% of the return of an index or benchmark, meaning that the Bear ETFs attempt to move in the opposite, or inverse, direction of the target index or benchmark.

In seeking to achieve each ETF's daily investment results, Rafferty relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if the ETFs have met their daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF as compared to the relevant underlying index. The models do not take into account the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Leveraged ETF Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of 200% (for the Bull ETFs) or -200% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses

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and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of LIBOR plus or minus a spread and a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. The spread varies by both Fund and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. Generally for most of the Bear ETFs, the financing costs will have a positive effect on tracking. An increase in interest rates which effects the cost of financing will further impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Leveraged ETFs Performance Review:

The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks to provide 200% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. For the Annual Period, the CSI 300 Index returned -23.65%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned -44.05%, while the model indicated an expected return of -45.42%.

The Direxion Daily CSI China Internet Index Bull 2X Shares seeks to provide 200% of the daily return of the CSI Overseas China Internet Index. The CSI Overseas China Internet Index is provided by China Securities Index Co., LTD. The index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the internet and internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd. A China-based company is a company that meets at least one of the following criteria: 1) the company is incorporated in mainland China; 2) its headquarters are in mainland China; or 3) at least 50% of the revenue from goods produced or sold, or services performed in mainland China. The index provider then removes securities that during the past year had a daily average trading value of less than $500,000 or a daily average market capitalization of less than $500 million. For the Annual Period, the CSI Overseas China Internet Index returned -25.45%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should

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not generate expectations of annual performance of the Fund. The Direxion Daily CSI China Internet Index Bull 2X Shares returned -52.04% for the same period, while the model indicated an expected return of -49.81%.

The Direxion Daily High Yield Bear 2X Shares seeks to provide -200% of the daily return of the Bloomberg Barclays U.S. High Yield Very Liquid Index. The Bloomberg Barclays U.S. High Yield Very Liquid Index measures the performance of publicly issued U.S. Dollar-denominated, non-investment grade or high-yield, fixed-rate, taxable corporate bonds, also known as "junk bonds." The index includes bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's, Fitch or Standard & Poor's, respectively, and have $500 million or more of outstanding face value. A bond must have been issued within the past five years. For the Annual Period, the Bloomberg Barclays U.S. High Yield Very Liquid Index returned 0.33%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily High Yield Bear 2X Shares returned 2.09%, while the model indicated an expected return of 0.11%.

The Direxion Daily MSCI European Financials Bull 2X Shares seeks to provide 200% of the daily return of the MSCI Europe Financials Index. The MSCI Europe Financials Index is provided by MSCI Inc. and is a free float-adjusted, market capitalization-weighted index and represents securities of large-capitalization and mid-capitalization companies across developed market countries in Europe. All component securities in the index are classified in the financials sector per the Global Industry Classification Standards. For the Annual Period, the MSCI Europe Financials Index returned -16.03%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI European Financials Bull 2X Shares returned -34.53%, while the model indicated an expected return of -33.09%.

The Direxion Daily S&P 500® Bull 2X Shares seek to provide 200% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted. For the Annual Period, the S&P 500® Index returned 7.35%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 2X Shares returned 10.13%, while the model indicated an expected return of 12.92%.

The Direxion Daily Small Cap Bull 2X Shares seeks to provide 200% of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Annual Period, the Russell 2000® Index returned 1.85%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Small Cap Bull 2X Shares returned -0.89%, while the model indicated an expected return of 1.39%.

Index Volatility:

Volatility was relatively stable to start the Annual Period, floating beneath its annual 14.75 average. The CBOE Volatility Index spiked in February 2018, reaching a peak close of 37.32. Higher inflation concerns from wage pressures, followed by trade tariff announcements, were some of the catalysts behind the sudden increase in volatility. As economic turmoil headlines cooled, volatility began reverting to its yearly average. During the Annual Period, rising interest rates and trade war concerns served as a persistent headwind to stock prices, leading to further volatility in the markets.

Index	Return	Volatility
Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index	2.82%	13.93%
Auspice Broad Commodity Index	3.23%	8.89%
NASDAQ-100® Equal Weighted Index	4.35%	16.75%

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Index	Return	Volatility
Zacks MLP High Income Index	-1.79%	18.24%
CSI 300 Index	-23.65%	26.39%
S&P 500® Index	7.35%	14.19%
Bloomberg Barclays U.S. Aggregate Bond Index	-2.05%	2.80%
ICE U.S. Treasury 7-10 Year Bond Index	-3.16%	4.11%
ICE U.S. Treasury 20+ Year Bond Index	-6.52%	9.61%
CSI Overseas China Internet Index	-25.45%	30.53%
Bloomberg Barclays U.S. High Yield Very Liquid Index	0.33%	4.26%
MSCI Europe Financials Index	-16.03%	16.90%
Russell 2000® Index	1.85%	15.11%

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Patrick Rudnick Principal Executive Officer Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs' statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1.866.476.7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

Short-term performance, in particular, is not a good indication of the ETF's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF's prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

Shares of the Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense reimbursements or recoupments and fee waivers in effect during certain periods shown. Absent these reimbursements or recoupments and fee waivers, results would have been less favorable.

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LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

Futures Contract: an agreement traded on an organized exchange to buy or sell assets, especially commodities or shares, at a fixed price but to be delivered and paid for later.

Direxion Auspice Broad Commodity Strategy ETF. Commodities and futures generally are volatile and are not suitable for all investors. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Commodity linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to leverage, imperfect correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Under amended regulations promulgated by the U.S. Commodities Futures Trading Commission ("CFTC"), the Fund and the Subsidiary are considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator ("CPO") and will manage both the Fund and Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies, which includes registering both the Fund and the Subsidiary as commodity pools. Registration as a commodity pool subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. Additionally, the Subsidiary's positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Direxion Shares Risks – An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of October 31, 2018 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION ANNUAL REPORT
13

Direxion All Cap Insider Sentiment Shares

Performance Summary (Unaudited)

December 8, 20111 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion All Cap Insider Sentiment Shares (NAV)	1.04%	8.02%	10.45%	13.63%
Direxion All Cap Insider Sentiment Shares (Market Price)	1.03%	7.94%	10.39%	13.64%
Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index	2.82%	9.43%	11.76%	15.25%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.69%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.59% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index is a quantitatively-weighted index comprised of 100 of the top publicly-traded companies in the S&P 1500 Index. The Index reflects positive sentiment among those "insiders" closest to a company's financials and business prospects, such as top management, directors, large institutional holders, and the Wall Street research analysts who follow the company. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through equities. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
14

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Performance Summary (Unaudited)

March 30, 20171 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Auspice Broad Commodity Strategy ETF (Consolidated) (NAV)	3.84%	(0.67)%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated) (Market Price)	3.71%	(0.67)%
Auspice Broad Commodity Index	3.23%	(1.86)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.35%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.70% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Auspice Broad Commodity Index is a tactical long strategy that focuses on Momentum and Term Structure to track either long or flat positions in a diversified portfolio of commodity futures which cover the energy, metal, and agricultural sectors. The index incorporates dynamic risk management and contract rolling methods. The index is available in total return (collateralized) and excess return (non-collateralized) versions. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
15

Direxion NASDAQ-100® Equal Weighted Index Shares

Performance Summary (Unaudited)

March 21, 20121 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion NASDAQ-100® Equal Weighted Index Shares (NAV)	3.98%	10.80%	12.08%	13.42%
Direxion NASDAQ-100® Equal Weighted Index Shares (Market Price)	4.01%	10.71%	12.04%	13.43%
NASDAQ-100® Equal Weighted Index	4.35%	11.22%	12.51%	13.93%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.52%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.35% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The NASDAQ-100® Equal Weighted Index includes 100 of the largest non-financial securities listed on NASDAQ®, but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The Index is reviewed and adjusted annually in December, but replacements may be made any time throughout the year. The Index is rebalanced quarterly in March, June, September and December. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through equities. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
16

Direxion Zacks MLP High Income Index Shares

Performance Summary (Unaudited)

January 23, 20141 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Zacks MLP High Income Index Shares (NAV)	(1.74)%	(6.47)%	(11.71)%
Direxion Zacks MLP High Income Index Shares (Market Price)	(1.28)%	(6.46)%	(11.59)%
Zacks MLP High Income Index	(1.79)%	(6.00)%	(10.73)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.85%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.65% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Zacks MLP High Income Index selects 25 Master Limited Partnerships ("MLP") utilizing a methodology proprietary to Zacks. Potential Index constituents include all MLPs listed on at least one U.S. stock exchange and have a minimum market cap of $300,000,000. The 25 constituents are equally weighted within the Index. The objective of the Index is to select a group of MLPs with the potential to yield and outperform on a risk adjusted basis the S&P 500 Index and other benchmark indices. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 100% of its NAV through equities. "Market Exposure" includes the value of total investments and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
17

Direxion Daily CSI 300 China A Share Bear 1X Shares

Performance Summary (Unaudited)

June 17, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily CSI 300 China A Share Bear 1X Shares (NAV)	21.11%	(5.07)%	(0.89)%
Direxion Daily CSI 300 China A Share Bear 1X Shares (Market Price)	21.14%	(5.05)%	(0.91)%
CSI 300 Index	(23.65)%	(4.95)%	(14.32)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.84%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.80% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
18

Direxion Daily S&P 500® Bear 1X Shares

Performance Summary (Unaudited)

June 8, 20161 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily S&P 500® Bear 1X Shares (NAV)	(5.74)%	(11.12)%
Direxion Daily S&P 500® Bear 1X Shares (Market Price)	(5.84)%	(11.14)%
S&P 500® Index	7.35%	13.19%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 0.71%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Most of the common stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The performance of the S&P 500® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
19

Direxion Daily Total Bond Market Bear 1X Shares

Performance Summary (Unaudited)

March 23, 20111 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Total Bond Market Bear 1X Shares (NAV)	4.57%	(0.15)%	(1.69)%	(2.65)%
Direxion Daily Total Bond Market Bear 1X Shares (Market Price)	4.42%	(0.33)%	(1.59)%	(2.64)%
Bloomberg Barclays U.S. Aggregate Bond Index	(2.05)%	1.04%	1.83%	2.52%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 2.38%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment grade; U.S. dollar denominated, fixed-rate taxable bond market, and is composed of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. All bonds included in the Index must be denominated in U.S. dollars, have a fixed rate, be non-convertible, be publicly offered in the U.S. and have at least one year remaining until maturity. The Index is capitalization weighted and rebalanced monthly. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
20

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Performance Summary (Unaudited)

March 23, 20111 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily 7-10 Year Treasury Bear 1X Shares (NAV)	4.67%	(0.08)%	(2.42)%	(3.91)%
Direxion Daily 7-10 Year Treasury Bear 1X Shares (Market Price)	5.06%	0.04%	(2.36)%	(3.92)%
ICE U.S. Treasury 7-10 Year Bond Index	(3.16)%	(0.11)%	1.57%	2.98%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 4.28%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The performance of the ICE U.S. Treasury 7-10 Year Bond Index does not reflect the deduction of fees associated with a the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
21

Direxion Daily 20+ Year Treasury Bear 1X Shares

Performance Summary (Unaudited)

March 23, 20111 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily 20+ Year Treasury Bear 1X Shares (NAV)	7.90%	(0.58)%	(5.21)%	(7.52)%
Direxion Daily 20+ Year Treasury Bear 1X Shares (Market Price)	7.53%	(0.62)%	(5.28)%	(7.52)%
ICE U.S. Treasury 20+ Year Bond Index	(6.52)%	(0.06)%	3.80%	5.60%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.49%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.45% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-100%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -100% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
22

Direxion Daily CSI 300 China A Share Bull 2X Shares

Performance Summary (Unaudited)

April 16, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily CSI 300 China A Share Bull 2X Shares (NAV)	(44.05)%	(9.67)%	(22.77)%
Direxion Daily CSI 300 China A Share Bull 2X Shares (Market Price)	(43.92)%	(9.52)%	(22.74)%
CSI 300 Index	(23.65)%	(4.95)%	(10.00)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.06%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
23

Direxion Daily CSI China Internet Index Bull 2X Shares

Performance Summary (Unaudited)

November 2, 20161 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily CSI China Internet Bull 2X Shares (NAV)	(52.04)%	(2.98)%
Direxion Daily CSI China Internet Bull 2X Shares (Market Price)	(51.96)%	(2.92)%
CSI Overseas China Internet Index	(25.45)%	3.56%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.52%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The CSI Overseas China Internet Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd. (''CSI''). A China-based company is a company that meets at least one of the following criteria: 1) the company is incorporated in mainland China; 2) its headquarters are in mainland China; or 3) at least 50% of the revenue from goods produced or sold, or services performed in mainland China. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
24

Direxion Daily High Yield Bear 2X Shares

Performance Summary (Unaudited)

June 16, 20161 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily High Yield Bear 2X Shares (NAV)	2.09%	(10.86)%
Direxion Daily High Yield Bear 2X Shares (Market Price)	0.96%	(11.24)%
Bloomberg Barclays U.S. High Yield Very Liquid Index	0.33%	6.29%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 2.15%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.80% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Bloomberg Barclays U.S. High Yield Very Liquid Index measures the performance of publically issued U.S. Dollar denominated, non-investment grade or high yield, fixed-rate, taxable corporate bonds. The Index includes bonds that have a remaining maturity of at least one year, are rated high-yield using the middle rating of Moody's, Fitch or Standard & Poor's, and have $500 million or more of outstanding face value. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -200% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
25

Direxion Daily MSCI European Financials Bull 2X Shares

Performance Summary (Unaudited)

July 27, 20161 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily MSCI European Financials Bull 2X Shares (NAV)	(34.53)%	14.96%
Direxion Daily MSCI European Financials Bull 2X Shares (Market Price)	(34.67)%	15.12%
MSCI Europe Financials Index	(16.03)%	10.95%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.57%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.80% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Europe Financials Index is provided by MSCI Inc. and is a free float-adjusted, market capitalization weighted index and represents securities of large-capitalization and mid-capitalization companies across developed market countries in Europe. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
26

Direxion Daily S&P 500® Bull 2X Shares

Performance Summary (Unaudited)

May 28, 20141 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily S&P 500® Bull 2X Shares (NAV)	10.13%	19.89%	17.72%
Direxion Daily S&P 500® Bull 2X Shares (Market Price)	10.28%	20.18%	17.90%
S&P 500® Index	7.35%	11.52%	10.44%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.61%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.60% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Most of the common stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The performance of the S&P 500® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
27

Direxion Daily Small Cap Bull 2X Shares

Performance Summary (Unaudited)

July 29, 20141 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily Small Cap Bull 2X Shares (NAV)	(0.89)%	17.66%	12.94%
Direxion Daily Small Cap Bull 2X Shares (Market Price)	0.22%	18.65%	13.19%
Russell 2000® Index	1.85%	10.68%	8.32%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 2.70%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.60% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (200%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Russell 2000® Index measures the small cap segment of the U.S. equity universe and includes the smallest 2,000 securities in the Russell 3000® Index based on market cap. The performance of the Russell 2000® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 200% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT
28

Expense Example (Unaudited)

October 31, 2018

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (May 1, 2018 to October 31, 2018).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period May 1, 2018 to October 31, 2018" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (Unaudited)

October 31, 2018

	Annualized Expense Ratio	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period May 1, 2018 to October 31, 2018*
Direxion All Cap Insider Sentiment Shares
Based on actual fund return	0.59%	$1,000.00	$969.10	$2.93
Based on hypothetical 5% return	0.59%	1,000.00	1,022.23	3.01
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Based on actual fund return	0.70%	1,000.00	984.20	3.50
Based on hypothetical 5% return	0.70%	1,000.00	1,021.68	3.57
Direxion NASDAQ-100® Equal Weighted Index Shares
Based on actual fund return	0.35%	1,000.00	998.90	1.76
Based on hypothetical 5% return	0.35%	1,000.00	1,023.44	1.79
Direxion Zacks MLP High Income Index Shares
Based on actual fund return	0.65%	1,000.00	1,017.40	3.31
Based on hypothetical 5% return	0.65%	1,000.00	1,021.93	3.31

DIREXION ANNUAL REPORT
29

Expense Example (Unaudited)

October 31, 2018

	Annualized Expense Ratio	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period May 1, 2018 to October 31, 2018*
Direxion Daily CSI 300 China A Share Bear 1X Shares
Based on actual fund return	0.90%	$1,000.00	$1,219.80	$5.04
Based on hypothetical 5% return	0.90%	1,000.00	1,020.67	4.58
Direxion Daily S&P 500® Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	978.00	2.24
Based on hypothetical 5% return	0.45%	1,000.00	1,022.94	2.29
Direxion Daily Total Bond Market Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	1,014.50	2.28
Based on hypothetical 5% return	0.45%	1,000.00	1,022.94	2.29
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	1,008.10	2.28
Based on hypothetical 5% return	0.45%	1,000.00	1,022.94	2.29
Direxion Daily 20+ Year Treasury Bear 1X Shares
Based on actual fund return	0.46%	1,000.00	1,043.20	2.37
Based on hypothetical 5% return	0.46%	1,000.00	1,022.89	2.35
Direxion Daily CSI 300 China A Share Bull 2X Shares
Based on actual fund return	0.96%	1,000.00	594.40	3.86
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily CSI China Internet Index Bull 2X Shares
Based on actual fund return	1.04%	1,000.00	464.50	3.84
Based on hypothetical 5% return	1.04%	1,000.00	1,019.96	5.30
Direxion Daily High Yield Bear 2X Shares
Based on actual fund return	0.80%	1,000.00	990.90	4.01
Based on hypothetical 5% return	0.80%	1,000.00	1,021.17	4.08
Direxion Daily MSCI European Financials Bull 2X Shares
Based on actual fund return	0.80%	1,000.00	645.50	3.32
Based on hypothetical 5% return	0.80%	1,000.00	1,021.17	4.08
Direxion Daily S&P 500® Bull 2X Shares
Based on actual fund return	0.09%	1,000.00	1,047.10	0.46
Based on hypothetical 5% return	0.09%	1,000.00	1,024.75	0.46
Direxion Daily Small Cap Bull 2X Shares
Based on actual fund return	0.13%	1,000.00	950.60	0.64
Based on hypothetical 5% return	0.13%	1,000.00	1,024.55	0.66

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days (the number of days in the period of May 1, 2018 to October 31, 2018), then divided by 365.

DIREXION ANNUAL REPORT
30

Allocation of Portfolio Holdings (Unaudited)

October 31, 2018

	Cash*	Common Stocks	Master Limited Partnerships	Investment Companies	Futures	Swaps	Total
Direxion All Cap Insider Sentiment Shares	0%**	100%	—	—	—	—	100%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	101%	—	—	—	(1)%	—	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	0%**	100%	—	—	—	—	100%
Direxion Zacks MLP High Income Index Shares	1%	—	99%	—	—	—	100%
Direxion Daily CSI 300 China A Share Bear 1X Shares	93%	—	—	—	—	7%	100%
Direxion Daily S&P 500® Bear 1X Shares	99%	—	—	—	—	1%	100%
Direxion Daily Total Bond Market Bear 1X Shares	99%	—	—	—	—	1%	100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	98%	—	—	—	—	2%	100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	96%	—	—	—	—	4%	100%
Direxion Daily CSI 300 China A Share Bull 2X Shares	102%	—	—	18%	—	(20)%	100%
Direxion Daily CSI China Internet Index Bull 2X Shares	113%	—	—	24%	—	(37)%	100%
Direxion Daily High Yield Bear 2X Shares	101%	—	—	—	—	(1)%	100%
Direxion Daily MSCI European Financials Bull 2X Shares	44%	—	—	71%	—	(15)%	100%
Direxion Daily S&P 500® Bull 2X Shares	1%	—	—	99%	—	0%**	100%
Direxion Daily Small Cap Bull 2X Shares	6%	—	—	93%	—	1%	100%

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION ANNUAL REPORT
31

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 99.7%
Accommodation - 2.1%
6,204	Marriott International, Inc. Class A	$725,185
16,988	Monarch Casino & Resort, Inc. (a)	658,625
118,856	Penn National Gaming, Inc. (a)	2,885,824
		4,269,634
Administrative and Support Services - 1.6%
277,134	Cross Country Healthcare, Inc. (a)	2,447,093
11,122	The Brink's Co.	737,611
		3,184,704
Air Transportation - 2.2%
147,639	JetBlue Airways Corp. (a)	2,470,001
24,006	United Continental Holdings, Inc. (a)	2,052,753
		4,522,754
Apparel Manufacturing - 0.4%
3,927	Cintas Corp.	714,204
Building Material and Garden Equipment and Supplies Dealers - 1.2%
26,036	Lowe's Companies, Inc.	2,479,148
Chemical Manufacturing - 3.9%
1,243,214	Avon Products, Inc. (a)	2,436,699
25,824	Celgene Corp. (a)	1,848,998
8,392	FMC Corp.	655,247
3,223	IDEXX Laboratories, Inc. (a)	683,663
51,904	Meridian Bioscience, Inc.	841,364
23,005	Mosaic Co.	711,775
21,607	Versum Materials, Inc.	681,917
		7,859,663
Clothing and Clothing Accessories Stores - 8.4%
136,857	DSW, Inc. Class A	3,633,553
85,127	Nordstrom, Inc.	5,598,803
88,418	Signet Jewelers Ltd.	4,955,829
145,701	The Buckle, Inc. (b)	2,972,300
		17,160,485
Computer and Electronic Product Manufacturing - 3.0%
25,475	Ciena Corp. (a)	796,349
7,112	Danaher Corp.	706,933
36,451	Materion Corp.	2,071,510
28,688	OSI Systems, Inc. (a)	1,984,062
14,114	Semtech Corp. (a)	634,283
		6,193,137
Construction of Buildings - 1.7%
104,602	Toll Brothers, Inc.	3,520,903
Couriers and Messengers - 0.3%
3,198	FedEx Corp.	704,647
Credit Intermediation and Related Activities - 8.1%
294,147	First Horizon National Corp.	4,747,533
209,432	Hanmi Financial Corp. Class A	4,393,883
105,552	Synovus Financial Corp.	3,964,533
83,854	Walker & Dunlop, Inc.	3,518,514
		16,624,463
Shares		Fair Value
Food Manufacturing - 2.8%
132,640	General Mills, Inc.	$5,809,632
Food Services and Drinking Places - 4.2%
6,110	Casey's General Stores, Inc.	770,532
32,401	Darden Restaurants, Inc.	3,452,327
11,902	Dave & Buster's Entertainment, Inc.	708,764
75,913	The Cheesecake Factory, Inc. (b)	3,669,634
		8,601,257
Funds, Trusts, and Other Financial Vehicles - 0.4%
8,253	HealthEquity, Inc. (a)	757,625
Furniture and Home Furnishings Stores - 2.2%
6,465	RH (a)(b)	748,065
61,306	Williams-Sonoma, Inc. (b)	3,640,350
		4,388,415
General Merchandise Stores - 1.5%
9,944	Dillard's, Inc. Class A (b)	700,257
25,107	Tractor Supply Co.	2,307,082
		3,007,339
Health and Personal Care Stores - 1.8%
208,008	Sally Beauty Holdings, Inc. (a)(b)	3,704,622
Hospitals - 1.4%
21,403	HCA Holdings, Inc.	2,857,943
Insurance Carriers and Related Activities - 4.6%
4,913	Aon PLC	767,312
15,794	CIGNA Corp.	3,376,915
5,325	Molina Healthcare, Inc. (a)	675,050
66,795	Progressive Corp.	4,655,612
		9,474,889
Leather and Allied Product Manufacturing - 1.3%
20,634	Deckers Outdoor Corp. (a)	2,624,026
Machinery Manufacturing - 2.1%
209,510	Kulicke & Soffa Industires, Inc.	4,259,338
Management of Companies and Enterprises - 3.8%
270,235	Boston Private Financial Holdings, Inc.	3,648,173
251,261	Dime Community Bancshares, Inc.	4,050,327
		7,698,500
Merchant Wholesalers, Durable Goods - 0.7%
17,284	Gentherm, Inc. (a)	754,274
47,332	Griffon Corp.	573,664
		1,327,938
Merchant Wholesalers, Nondurable Goods - 1.7%
21,425	Ralph Lauren Corp.	2,776,894
12,768	RPM International, Inc.	781,019
		3,557,913
Mining (except Oil and Gas) - 1.5%
39,649	Royal Gold, Inc.	3,038,303
Miscellaneous Manufacturing - 3.8%
12,806	BioTelemtry, Inc. (a)	744,029
27,505	Medtronic PLC	2,470,499
79,578	Movado Group, Inc.	3,064,549

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
32

Direxion All Cap Insider Sentiment Shares

Schedule of Investments, continued

October 31, 2018

Shares		Fair Value
Miscellaneous Manufacturing (continued)
4,400	Stryker Corp.	$713,768
2,972	Teleflex, Inc.	715,479
		7,708,324
Miscellaneous Store Retailers - 0.4%
8,385	Ollie's Bargain Outlet Holdings, Inc. (a)	778,967
Motor Vehicle and Parts Dealers - 1.5%
14,442	Advance Auto Parts, Inc.	2,307,254
10,511	CarMax, Inc. (a)	713,802
		3,021,056
Nonmetallic Mineral Product Manufacturing - 0.3%
17,047	U.S. Concrete, Inc. (a)(b)	556,414
Oil and Gas Extraction - 3.0%
15,802	Apache Corp.	597,790
4,904	Concho Resources, Inc. (a)	682,097
18,995	Devon Energy Corp.	615,438
5,919	EOG Resources, Inc.	623,508
26,141	Newfield Exploration Co. (a)	528,048
33,871	Occidental Petroleum Corp.	2,271,728
44,144	Range Resources Corp.	699,682
		6,018,291
Other Information Services - 0.7%
635	Alphabet, Inc. Class A (a)	692,518
4,755	Facebook, Inc. (a)	721,762
		1,414,280
Personal and Laundry Services - 0.3%
10,727	WW International, Inc. (a)	709,055
Pipeline Transportation - 1.5%
104,054	South Jersey Industries, Inc.	3,073,755
Plastics and Rubber Products Manufacturing - 0.3%
15,908	Raven Industries, Inc.	691,680
Primary Metal Manufacturing - 0.3%
156,256	AK Steel Holding Corp. (a)(b)	578,147
Professional, Scientific, and Technical Services - 2.4%
35,013	International Business Machines Corp.	4,041,551
6,386	Verisk Analytics, Inc. Class A (a)	765,298
		4,806,849
Publishing Industries (except Internet) - 0.7%
2,865	Adobe Systems, Inc. (a)	704,102
8,443	Fortinet, Inc. (a)	693,846
		1,397,948
Rail Transportation - 1.8%
10,302	CSX Corp.	709,396
13,550	Norfolk Southern Corp.	2,274,096
4,732	Union Pacific Corp.	691,913
		3,675,405
Real Estate - 2.2%
69,254	Welltower, Inc.	4,575,612
Rental and Leasing Services - 0.3%
4,670	United Rentals, Inc. (a)	560,727
Shares		Fair Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.6%
13,821	Alarm.com, Inc. (a)	$614,758
49,643	Charles Schwab Corp.	2,295,492
50,113	E*TRADE Financial Corp.	2,476,585
		5,386,835
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.4%
49,447	The Michaels Companies, Inc. (a)	783,735
Support Activities for Mining - 1.5%
39,646	ONE Gas, Inc.	3,128,466
Telecommunications - 2.4%
161,424	AT&T, Inc.	4,952,488
Utilities - 9.8%
96,683	Alliant Energy Corp.	4,155,435
66,165	Dominion Resources, Inc.	4,725,504
207,911	Kinder Morgan, Inc.	3,538,645
48,036	ONEOK, Inc.	3,151,162
89,101	Xcel Energy, Inc.	4,366,840
		19,937,586
Wood Product Manufacturing - 0.6%
24,420	Koppers Holdings, Inc. (a)	653,235
22,606	Universal Forest Products, Inc. (a)	639,072
		1,292,307
	TOTAL COMMON STOCKS (Cost $218,141,696)	$203,389,409
SHORT TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
6,476,193	Dreyfus Government Cash Management Institutional Shares, 2.05% (c)(d)	$6,476,193
91	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (c)	91
	TOTAL SHORT TERM INVESTMENTS (Cost $6,476,284)	$6,476,284
	TOTAL INVESTMENTS (Cost $224,617,980) - 102.9%	$209,865,693
	Liabilities in Excess of Other Assets - (2.9)%	(5,857,488)
	TOTAL NET ASSETS - 100.0%	$204,008,205

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan. See Note 2.

(c)  Represents annualized seven-day yield at October 31, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
33

Direxion Auspice Broad Commodity Strategy ETF

Consolidated Schedule of Investments

October 31, 2018

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	52,847,368
TOTAL NET ASSETS - 100.0%	$52,847,368

Percentages are stated as a percent of net assets.

(a)  $996,875 of cash is pledged as collateral for futures contracts.

Long Futures Contracts

October 31, 2018

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), Net	Unrealized Appreciation (Depreciation)
Natural Gas	3/27/2019	161	$4,322,850	$38,640	$68,626
NY Harbor Ultra-Low Sulfur Diesel	5/31/2019	71	6,600,955	(33,398)	(240,344)
Sugar	9/30/2019	300	4,549,440	(43,680)	(214,607)
WTI Crude Oil	5/21/2019	68	4,491,480	(50,320)	24,095
			$19,964,725	$(88,758)	$(362,230)

All futures contracts held by Direxion BCS Fund Ltd. See Note 1.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
34

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 1.0%
15,007	Marriott International, Inc. Class A	$1,754,168
Administrative and Support Services - 4.1%
13,037	Automatic Data Processing, Inc.	1,878,371
1,004	Booking Holdings, Inc. (a)	1,882,078
26,104	Paychex, Inc.	1,709,551
21,676	PayPal Holdings, Inc. (a)	1,824,903
		7,294,903
Air Transportation - 0.9%
45,054	American Airlines Group, Inc.	1,580,494
Amusement, Gambling, and Recreation Industries - 0.8%
14,367	Wynn Resorts Ltd.	1,445,320
Apparel Manufacturing - 0.9%
9,279	Cintas Corp.	1,687,572
Beverage and Tobacco Product Manufacturing - 2.0%
32,821	Monster Beverage Corp. (a)	1,734,590
17,095	PepsiCo, Inc.	1,921,136
		3,655,726
Broadcasting (except Internet) - 4.2%
5,906	Charter Communications, Inc. (a)	1,892,105
51,829	Comcast Corp. Class A	1,976,758
86,803	Qurate Retail, Inc. (a)	1,904,458
281,425	Sirius XM Holdings, Inc. (b)	1,694,179
		7,467,500
Building Material and Garden Equipment and Supplies Dealers - 0.9%
33,350	Fastenal Co.	1,714,524
Chemical Manufacturing - 10.9%
16,103	Alexion Pharmaceuticals, Inc. (a)	1,804,663
20,077	BioMarin Pharmaceutical, Inc. (a)	1,850,497
22,394	Celgene Corp. (a)	1,603,410
26,014	Gilead Sciences, Inc.	1,773,634
8,147	IDEXX Laboratories, Inc. (a)	1,728,142
5,485	Illumina, Inc. (a)	1,706,658
29,499	Incyte Corp. (a)	1,912,125
50,381	Mylan NV (a)	1,574,406
5,033	Regeneron Pharmaceuticals, Inc. (a)	1,707,395
11,012	Shire PLC ADR (United Kingdom)	2,001,982
10,908	Vertex Pharmaceuticals, Inc. (a)	1,848,470
		19,511,382
Clothing and Clothing Accessories Stores - 1.1%
20,149	Ross Stores, Inc.	1,994,751
Computer and Electronic Product Manufacturing - 15.5%
20,773	Analog Devices, Inc.	1,738,908
9,025	Apple, Inc.	1,975,211
7,917	Broadcom, Inc.	1,769,370
40,452	Cisco Systems, Inc.	1,850,679
47,632	Hologic, Inc. (a)	1,857,172
42,099	Intel Corp.	1,973,601
33,004	Maxim Integrated Products, Inc.	1,650,860
Shares		Fair Value
Computer and Electronic Product Manufacturing (continued)
23,738	Microchip Technology, Inc. (b)	$1,561,486
43,906	Micron Technology, Inc. (a)	1,656,134
7,456	NVIDIA Corp.	1,571,948
26,653	Qualcomm, Inc.	1,676,207
39,861	Seagate Technology PLC	1,603,608
21,312	Skyworks Solutions, Inc.	1,849,029
17,850	Texas Instruments, Inc.	1,657,016
32,351	Western Digital Corp.	1,393,358
24,951	Xilinx, Inc.	2,130,067
		27,914,654
Data Processing, Hosting and Related Services - 1.1%
24,120	Fiserv, Inc. (a)	1,912,716
Food Manufacturing - 2.1%
44,705	Mondelez International, Inc.	1,876,716
34,390	The Kraft Heinz Co.	1,890,418
		3,767,134
Food Services and Drinking Places - 1.1%
34,192	Starbucks Corp.	1,992,368
General Merchandise Stores - 2.1%
8,367	Costco Wholesale Corp.	1,912,947
23,091	Dollar Tree, Inc. (a)	1,946,572
		3,859,519
Health and Personal Care Stores - 3.4%
20,769	Express Scripts Holding Co. (a)	2,013,970
6,997	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,920,816
26,909	Walgreens Boots Alliance Inc.	2,146,531
		6,081,317
Machinery Manufacturing - 2.9%
49,567	Applied Materials, Inc.	1,629,763
10,425	ASML Holding NV ADR (Netherlands)	1,796,853
12,618	Lam Research Corp.	1,788,349
		5,214,965
Merchant Wholesalers, Durable Goods - 2.0%
22,929	Henry Schein, Inc. (a)	1,903,107
18,794	KLA-Tencor Corp.	1,720,403
		3,623,510
Miscellaneous Manufacturing - 3.6%
5,158	Align Technology, Inc. (a)	1,140,950
50,679	Dentsply Sirona, Inc.	1,755,014
18,279	Hasbro, Inc.	1,676,367
3,528	Intuitive Surgical, Inc. (a)	1,838,723
		6,411,054
Motion Picture and Sound Recording Industries - 2.0%
5,438	Netflix, Inc. (a)	1,641,080
14,873	Take-Two Interactive Software, Inc. (a)	1,916,683
		3,557,763
Motor Vehicle and Parts Dealers - 1.0%
5,702	O'Reilly Automotive, Inc. (a)	1,828,917

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
35

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments, continued

October 31, 2018

Shares		Fair Value
Nonstore Retailers - 3.0%
1,026	Amazon.com, Inc. (a)	$1,639,558
57,707	eBay, Inc. (a)	1,675,234
6,145	MercadoLibre, Inc.	1,994,053
		5,308,845
Other Information Services - 5.0%
838	Alphabet, Inc. Class A (a)	913,906
842	Alphabet, Inc. Class C (a)	906,640
8,583	Baidu, Inc. ADR (China) (a)	1,631,285
12,056	Facebook, Inc. (a)	1,829,980
33,579	Liberty Global PLC Class A (a)	860,630
34,767	Liberty Global PLC Class C (a)	870,566
9,148	NetEase.com, Inc. ADR (China)	1,901,412
		8,914,419
Performing Arts, Spectator Sports, and Related Industries - 1.8%
24,466	Activision Blizzard, Inc.	1,689,377
17,078	Electronic Arts, Inc. (a)	1,553,757
		3,243,134
Professional, Scientific, and Technical Services - 6.1%
9,577	Amgen, Inc.	1,846,350
5,687	Biogen, Inc. (a)	1,730,383
43,144	Cadence Design Systems, Inc. (a)	1,922,928
30,779	Cerner Corp. (a)	1,763,021
25,311	Cognizant Technology Solutions Corp. Class A	1,747,218
16,365	Verisk Analytics, Inc. Class A (a)	1,961,182
		10,971,082
Publishing Industries (except Internet) - 12.2%
7,530	Adobe Systems, Inc. (a)	1,850,573
12,889	Autodesk, Inc. (a)	1,665,903
44,553	CA, Inc.	1,976,371
16,683	Check Point Software Technologies Ltd. (a)	1,851,813
17,799	Citrix Systems, Inc. (a)	1,823,864
49,843	Ctrip.com International Ltd. ADR (China) (a)	1,658,775
8,911	Intuit, Inc.	1,880,221
17,191	Microsoft Corp.	1,836,171
93,988	Symantec Corp.	1,705,882
19,798	Synopsys, Inc. (a)	1,772,515
22,156	Twenty-First Century Fox, Inc. Class A	1,008,541
22,378	Twenty-First Century Fox, Inc. Class B	1,011,038
14,170	Workday, Inc. (a)	1,884,893
		21,926,560
Rail Transportation - 1.0%
26,549	CSX Corp.	1,828,164
Support Activities for Transportation - 1.0%
14,689	Expedia, Inc.	1,842,441
Shares		Fair Value
Telecommunications - 3.0%
74,154	JD.com, Inc. ADR (China) (a)	$1,744,102
28,440	T-Mobile US, Inc. (a)	1,949,562
86,118	Vodafone Group PLC ADR (United Kingdom)	1,630,214
		5,323,878
Transportation Equipment Manufacturing - 2.1%
27,207	Paccar, Inc.	1,556,512
6,568	Tesla Motors, Inc. (a)	2,215,518
		3,772,030
Truck Transportation - 1.0%
16,507	J.B. Hunt Transport Services, Inc.	1,825,839
	TOTAL COMMON STOCKS (Cost $169,069,322)	$179,226,649
SHORT TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
2,572,644	Dreyfus Government Cash Management Institutional Shares, 2.05% (c)(d)	$2,572,644
	TOTAL SHORT TERM INVESTMENTS (Cost $2,572,644)	$2,572,644
	TOTAL INVESTMENTS (Cost $171,641,966) - 101.2%	$181,799,293
	Liabilities in Excess of Other Assets - (1.2)%	(2,225,027)
	TOTAL NET ASSETS - 100.0%	$179,574,266

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan. See Note 2.

(c)  Represents annualized seven-day yield at October 31, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
36

Direxion Zacks MLP High Income Index Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 99.2%
Merchant Wholesalers, Nondurable Goods - 11.9%
63,330	Cheniere Energy Partners LP (a)	$2,132,321
183,923	NGL Energy Partners LP	1,739,911
85,105	Sunoco LP (a)	2,326,771
		6,199,003
Mining (except Oil and Gas) - 4.1%
111,482	Alliance Resource Partners LP (a)	2,139,340
Nonstore Retailers - 8.3%
63,330	Crestwood Equity Partners LP	2,134,854
95,519	Suburban Propane Partners LP (a)	2,182,609
		4,317,463
Oil and Gas Extraction - 12.1%
49,878	Andeavor Logistics LP	1,998,113
145,793	Enlink Midstream Partners LP	2,210,222
78,326	Enterprise Products Partners LP (a)	2,100,703
		6,309,038
Petroleum and Coal Products Manufacturing - 3.7%
99,625	CVR Refining LP (a)	1,917,781
Pipeline Transportation - 46.8%
65,479	Buckeye Partners LP	2,148,366
115,714	CNX Midstream Partners LP	2,111,781
51,067	DCP Midstream Partners LP	1,837,901
124,056	Enable Midstream Partners LP (a)	1,832,307
202,087	Enbridge Energy Partners LP	2,134,039
44,373	EQT Midstream Partners LP	2,037,164
73,319	Holly Energy Partners LP (a)	2,135,049
91,664	Plains All American Pipeline LP	1,995,525
105,776	Shell Midstream Partners LP	2,162,061
61,441	Spectra Energy Partners LP	2,119,715
130,920	Summit Midstream Partners LP (a)	2,098,648
44,425	Western Gas Partners LP	1,757,453
		24,370,009
Support Activities for Mining - 4.3%
132,446	Black Stone Minerals LP (a)	2,256,880
Water Transportation - 8.0%
90,316	GasLog Partners LP (a)	2,244,353
138,419	Golar LNG Partners LP (a)	1,953,092
		4,197,445
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $55,289,606)	$51,706,959
Shares		Fair Value
SHORT TERM INVESTMENTS - 25.7%
Money Market Funds - 25.7%
13,402,548	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)(c)	$13,402,548
	TOTAL SHORT TERM INVESTMENTS (Cost $13,402,548)	$13,402,548
	TOTAL INVESTMENTS (Cost $68,692,154) - 124.9%	$65,109,507
	Liabilities in Excess of Other Assets - (24.9)%	(12,999,179)
	TOTAL NET ASSETS - 100.0%	$52,110,328

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan. See Note 2.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
37

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.8%
Money Market Funds - 23.8%
8,080,120	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$8,080,120
19,462,853	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	19,462,853
	TOTAL SHORT TERM INVESTMENTS (Cost $27,542,973) (b)	$27,542,973
	TOTAL INVESTMENTS (Cost $27,542,973) - 23.8%	$27,542,973
	Other Assets in Excess of Liabilities - 76.2%	88,207,344
	TOTAL NET ASSETS - 100.0%	$115,750,317

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,542,973.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received/ (Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.2996% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Bank of America Merrill Lynch	12/6/2018	674,294	$21,129,747	$5,530,079
0.3920% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/7/2018	606,342	13,904,227	(177,486)
(1.8180)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Credit Suisse International	12/17/2018	690,616	15,552,651	(492,428)
(2.3180)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	8/21/2019	1,216,727	29,722,343	1,288,122
(2.3180)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	9/18/2019	852,765	20,605,914	713,677
(2.3180)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	10/16/2019	941,960	22,734,240	815,182
					$123,649,122	$7,677,146

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
38

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 19.7%
Money Market Funds - 19.7%
2,639,300	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	$2,639,300
	TOTAL SHORT TERM INVESTMENTS (Cost $2,639,300) (b)	$2,639,300
	TOTAL INVESTMENTS (Cost $2,639,300) - 19.7%	$2,639,300
	Other Assets in Excess of Liabilities - 80.3%	10,740,622
	TOTAL NET ASSETS - 100.0%	$13,379,922

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,639,300.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.6020% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/17/2018	4,934	$13,466,756	$97,988

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
39

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.3%
Money Market Funds - 20.3%
656,781	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	$656,781
	TOTAL SHORT TERM INVESTMENTS (Cost $656,781) (b)	$656,781
	TOTAL INVESTMENTS (Cost $656,781) - 20.3%	$656,781
	Other Assets in Excess of Liabilities - 79.7%	2,575,389
	TOTAL NET ASSETS - 100.0%	$3,232,170

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $656,781.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.8320% representing 1 month LIBOR rate + spread	Total return of iShares Core U.S. Aggregate Bond ETF	Credit Suisse International	12/17/2018	30,903	$3,284,909	$32,871

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
40

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 19.7%
Money Market Funds - 19.7%
83,803	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$83,803
204,306	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	204,306
	TOTAL SHORT TERM INVESTMENTS (Cost $288,109) (b)	$288,109
	TOTAL INVESTMENTS (Cost $288,109) - 19.7%	$288,109
	Other Assets in Excess of Liabilities - 80.3%	1,175,251
	TOTAL NET ASSETS - 100.0%	$1,463,360

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $288,109.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.5520% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Deutsche Bank AG London	12/6/2018	7,915	$812,565	$8,277
1.4320% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/6/2018	6,623	701,964	28,292
					$1,514,529	$36,569

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT
41

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 16.3%
Money Market Funds - 16.3%
889,486	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	$889,486
	TOTAL SHORT TERM INVESTMENTS (Cost $889,486) (b)	$889,486
	TOTAL INVESTMENTS (Cost $889,486) - 16.3%	$889,486
	Other Assets in Excess of Liabilities - 83.7%	4,575,807
	TOTAL NET ASSETS - 100.0%	$5,465,293

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $889,486.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.3420% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/17/2018	46,302	$5,510,797	$229,401
1.6620% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	10/17/2019	1,816	205,792	(331)
					$5,716,589	$229,070

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
42

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 18.0%
594,638	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$13,813,441
	TOTAL INVESTMENT COMPANIES (Cost $13,794,372)	$13,813,441
SHORT TERM INVESTMENTS - 62.9%
Money Market Funds - 62.9%
15,824,165	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)(c)	$15,824,165
32,319,708	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (b)	32,319,708
	TOTAL SHORT TERM INVESTMENTS (Cost $48,143,873) (d)	$48,143,873
	TOTAL INVESTMENTS (Cost $61,938,245) - 80.9%	$61,957,314
	Other Assets in Excess of Liabilities - 19.1%	14,594,920
	TOTAL NET ASSETS - 100.0%	$76,552,234

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan. See Note 2.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,143,873.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	1.4996% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/14/2018	674,294	$21,542,269	$(6,017,988)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	0.6320% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	551,265	13,806,326	(1,006,195)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.3080)% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	2,092,866	50,222,814	(1,538,956)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.1180)% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	20,660	630,337	(142,897)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.1180)% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	139,262	4,366,737	(1,070,503)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.1180)% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	267,044	8,134,842	(1,846,149)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
43

Direxion Daily CSI 300 China A Share Bull 2X Shares

Long Total Return Swap Contracts, continued

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.1180)% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	807,178	$21,011,205	$(2,104,674)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.1180)% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	474,837	11,869,998	(778,603)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.1180)% representing 1 month LIBOR rate + spread	BNP Paribas	9/18/2019	589,818	14,443,193	(688,600)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.1180)% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	184,725	4,561,116	(260,810)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.1180%) representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	194,266	4,441,809	73,604
					$155,030,646	$(15,381,771)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
44

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 24.0%
287,457	KraneShares CSI China Internet ETF	$11,992,706
	TOTAL INVESTMENT COMPANIES (Cost $13,369,151)	$11,992,706
SHORT TERM INVESTMENTS - 93.7%
Money Market Funds - 93.7%
31,879,717	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$31,879,717
14,928,444	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	14,928,444
	TOTAL SHORT TERM INVESTMENTS (Cost $46,808,161)	$46,808,161
	TOTAL INVESTMENTS (Cost $60,177,312) - 117.7% (b)	$58,800,867
	Liabilities in Excess of Other Assets - (17.7)%	(8,863,931)
	TOTAL NET ASSETS - 100.0%	$49,936,936

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,306,882.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	2.9320% representing 1 month LIBOR rate + spread	Citibank N.A.	1/11/2019	1,053,258	$56,622,647	$(13,043,627)
Total return of KraneShares CSI China Internet ETF	2.8320% representing 1 month LIBOR rate + spread	BNP Paribas	3/18/2020	562,273	28,158,923	(4,840,314)
Total return of KraneShares CSI China Internet ETF	2.8320% representing 1 month LIBOR rate + spread	BNP Paribas	4/15/2020	47,821	2,331,138	(341,853)
Total return of KraneShares CSI China Internet ETF	2.8320% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	105,967	4,339,196	80,026
Total return of KraneShares CSI China Internet ETF	2.8320% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	336,989	14,546,826	(499,018)
					$105,998,730	$(18,644,786)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
45

Direxion Daily High Yield Bear 2X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 42.2%
Money Market Funds - 42.2%
1,596,983	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	$1,596,983
	TOTAL SHORT TERM INVESTMENTS (Cost $1,596,983) (b)	$1,596,983
	TOTAL INVESTMENTS (Cost $1,596,983) - 42.2%	$1,596,983
	Other Assets in Excess of Liabilities - 57.8%	2,185,367
	TOTAL NET ASSETS - 100.0%	$3,782,350

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,596,983.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.0320% representing 1 month LIBOR rate + spread	Total return of SPDR Bloomberg Barclays High Yield Bond ETF	Credit Suisse International	12/17/2018	215,151	$7,710,909	$(53,474)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
46

Direxion Daily MSCI European Financials Bull 2X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 70.8%
272,202	iShares MSCI Europe Financials ETF	$5,027,571
	TOTAL INVESTMENT COMPANIES (Cost $6,032,241)	$5,027,571
SHORT TERM INVESTMENTS - 44.0%
Money Market Funds - 44.0%
3,022,582	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$3,022,582
102,150	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	102,150
	TOTAL SHORT TERM INVESTMENTS (Cost $3,124,732)	$3,124,732
	TOTAL INVESTMENTS (Cost $9,156,973) - 114.8% (b)	$8,152,303
	Liabilities in Excess of Other Assets - (14.8)%	(1,052,328)
	TOTAL NET ASSETS - 100.0%	$7,099,975

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,341,132.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Europe Financials ETF	2.7820% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	40,046	$827,468	$(92,298)
Total return of iShares MSCI Europe Financials ETF	2.7320% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	456,565	9,343,897	(956,177)
					$10,171,365	$(1,048,475)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
47

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 98.6%
23,550	iShares Core S&P 500 ETF	$6,423,498
	TOTAL INVESTMENT COMPANIES (Cost $5,969,193)	$6,423,498
SHORT TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
159,435	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$159,435
	TOTAL SHORT TERM INVESTMENTS (Cost $159,435) (b)	$159,435
	TOTAL INVESTMENTS (Cost $6,128,628) - 101.0%	$6,582,933
	Liabilities in Excess of Other Assets - (1.0)%	(68,834)
	TOTAL NET ASSETS - 100.0%	$6,514,099

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $159,435.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.6949% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	11/29/2019	2,436	$6,589,094	$14,680

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
48

Direxion Daily Small Cap Bull 2X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 92.7%
18,875	iShares Russell 2000 ETF	$2,831,816
	TOTAL INVESTMENT COMPANIES (Cost $2,688,647)	$2,831,816
SHORT TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
40,735	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$40,735
	TOTAL SHORT TERM INVESTMENTS (Cost $40,735)	$40,735
	TOTAL INVESTMENTS (Cost $2,729,382) - 94.0% (b)	$2,872,551
	Other Assets in Excess of Liabilities - 6.0%	182,805
	TOTAL NET ASSETS - 100.0%	$3,055,356

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,872,551.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	2.4941% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	11/26/2019	2,169	$3,245,741	$31,720

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
49

Statements of Assets and Liabilities

October 31, 2018

	Direxion All Cap Insider Sentiment Shares	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Zacks MLP High Income Index Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$209,865,693	$—	$181,799,293	$65,109,507
Cash equivalents	504,212	51,883,900	402,317	59,543
Receivable for Fund shares sold	—	—	929	—
Receivable for investments sold	—	—	—	209,862
Deposit at broker for futures contracts	—	996,875	—	—
Dividend and interest receivable	349,012	93,959	55,583	12,171
Tax reclaim receivable	—	—	—	171,063
Prepaid expenses and other assets	3,781	5,086	9,668	41,467
Total Assets	210,722,698	52,979,820	182,267,790	65,603,613
Liabilities:
Collateral for securities loaned (Note 2)	6,476,193	—	2,572,644	13,402,548
Payable for Fund shares redeemed	—	—	741	—
Due to investment adviser, net (Note 6)	58,274	15,500	29,218	61,889
Due to broker for futures contracts	—	3,039	—	—
Variation margin payable, net	—	88,758	—	—
Accrued expenses and other liabilities	180,026	25,155	90,921	28,848
Total Liabilities	6,714,493	132,452	2,693,524	13,493,285
Net Assets	$204,008,205	$52,847,368	$179,574,266	$52,110,328
Net Assets Consist of:
Capital stock	$218,654,898	$52,492,704	$173,239,048	$102,553,526
Total distributable earnings (loss)	(14,646,693)	354,664	6,335,218	(50,443,198)
Net Assets	$204,008,205	$52,847,368	$179,574,266	$52,110,328
Calculation of Net Asset Value Per Share:
Net assets	$204,008,205	$52,847,368	$179,574,266	$52,110,328
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,400,218	2,150,001	4,150,002	3,650,000
Net assets value, redemption price and offering price per share	$37.78	$24.58	$43.27	$14.28
Cost of Investments	$224,617,980	$—	$171,641,966	$68,692,154

*  Securities loaned with values of $6,298,287, $–, $2,575,248 and $13,069,507, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
50

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$27,542,973	$2,639,300	$656,781	$288,109
Cash equivalents	99,072,441	11,095,009	2,543,302	1,123,592
Receivable for Fund shares sold	3,858	—	—	—
Due from investment adviser, net (Note 6)	—	—	1,528	774
Dividend and interest receivable	221,187	29,573	5,633	2,510
Due from broker for swap contracts	—	18,535	—	15,638
Unrealized appreciation on swap contracts	8,347,060	97,988	32,871	36,569
Prepaid expenses and other assets	3,284	29,999	1,790	8,375
Total Assets	135,190,803	13,910,404	3,241,905	1,475,567
Liabilities:
Payable for Fund shares redeemed	7,716,566	—	—	—
Unrealized depreciation on swap contracts	669,914	—	—	—
Due to investment adviser, net (Note 6)	73,974	4,739	—	—
Due to broker for swap contracts	10,918,881	520,000	—	—
Accrued expenses and other liabilities	61,151	5,743	9,735	12,207
Total Liabilities	19,440,486	530,482	9,735	12,207
Net Assets	$115,750,317	$13,379,922	$3,232,170	$1,463,360
Net Assets Consist of:
Capital stock	$125,178,184	$23,939,885	$5,727,561	$2,305,774
Total distributable earnings (loss)	(9,427,867)	(10,559,963)	(2,495,391)	(842,414)
Net Assets	$115,750,317	$13,379,922	$3,232,170	$1,463,360
Calculation of Net Asset Value Per Share:
Net assets	$115,750,317	$13,379,922	$3,232,170	$1,463,360
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,000,000	449,983	100,001	50,001
Net assets value, redemption price and offering price per share	$38.58	$29.73	$32.32	$29.27
Cost of Investments	$27,542,973	$2,639,300	$656,781	$288,109

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
51

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily High Yield Bear 2X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$889,486	$61,957,314	$58,800,867	$1,596,983
Cash equivalents	4,621,721	29,889,112	9,737,455	2,251,821
Due from investment adviser, net (Note 6)	643	—	—	321
Dividend and interest receivable	9,192	128,238	94,969	6,716
Due from broker for swap contracts	—	15,458	—	608
Unrealized appreciation on swap contracts	229,401	73,604	80,026	—
Prepaid expenses and other assets	8,621	5,139	13,322	2,665
Total Assets	5,759,064	92,068,865	68,726,639	3,859,114
Liabilities:
Collateral for securities loaned (Note 2)	—	1	—	—
Unrealized depreciation on swap contracts	331	15,455,375	18,724,812	53,474
Due to investment adviser, net (Note 6)	—	41,963	34,464	—
Due to broker for swap contracts	290,000	—	—	145
Accrued expenses and other liabilities	3,440	19,292	30,427	23,145
Total Liabilities	293,771	15,516,631	18,789,703	76,764
Net Assets	$5,465,293	$76,552,234	$49,936,936	$3,782,350
Net Assets Consist of:
Capital stock	$9,179,636	$134,819,385	$106,392,950	$5,259,430
Total distributable earnings (loss)	(3,714,343)	(58,267,151)	(56,456,014)	(1,477,080)
Net Assets	$5,465,293	$76,552,234	$49,936,936	$3,782,350
Calculation of Net Asset Value Per Share:
Net assets	$5,465,293	$76,552,234	$49,936,936	$3,782,350
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	250,001	4,800,000	2,200,001	200,001
Net assets value, redemption price and offering price per share	$21.86	$15.95	$22.70	$18.91
Cost of Investments	$889,486	$61,938,245	$60,177,312	$1,596,983

*  Securities loaned with values of $–, $13,853, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
52

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily MSCI European Financials Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Small Cap Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$8,152,303	$6,582,933	$2,872,551
Cash equivalents	5,177	129,162	151,481
Due from investment adviser, net (Note 6)	—	2,210	2,914
Dividend and interest receivable	5,300	290	1,301
Due from broker for swap contracts	—	1,189	650
Unrealized appreciation on swap contracts	—	14,680	31,720
Prepaid expenses and other assets	2,789	2,270	2,313
Total Assets	8,165,569	6,732,734	3,062,930
Liabilities:
Payable for investments purchased	—	212,753	—
Unrealized depreciation on swap contracts	1,048,475	—	—
Due to investment adviser, net (Note 6)	3,337	—	—
Due to broker for swap contracts	—	22	—
Accrued expenses and other liabilities	13,782	5,860	7,574
Total Liabilities	1,065,594	218,635	7,574
Net Assets	$7,099,975	$6,514,099	$3,055,356
Net Assets Consist of:
Capital stock	$11,189,574	$6,093,551	$2,888,893
Total distributable earnings (loss)	(4,089,599)	420,548	166,463
Net Assets	$7,099,975	$6,514,099	$3,055,356
Calculation of Net Asset Value Per Share:
Net assets	$7,099,975	$6,514,099	$3,055,356
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	250,001	133,236	66,644
Net assets value, redemption price and offering price per share	$28.40	$48.89	$45.85
Cost of Investments	$9,156,973	$6,128,628	$2,729,382

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
53

Statements of Operations

For the Year Ended October 31, 2018

	Direxion All Cap Insider Sentiment Shares	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Zacks MLP High Income Index Shares
Investment Income:
Dividend income	$5,477,333	$—	$1,664,214	$73,042
Interest income	34,962	666,096	5,624	8,371
Securities lending income	45,870	—	44,561	250,290
Total investment income	5,558,165	666,096	1,714,399	331,703
Expenses:
Investment advisory fees (Note 6)	923,903	221,777	498,776	289,850
Licensing fees	369,497	73,187	99,754	57,970
Excise tax	196,025	25	—	—
Fund servicing fees	114,060	22,718	82,387	29,378
Management service fees (Note 6)	58,794	11,311	42,321	14,756
Professional fees	41,153	15,982	32,424	17,819
Reports to shareholders	37,364	7,175	26,895	9,378
Trustees' fees and expenses	8,137	1,563	5,857	2,042
Pricing fees	6,001	6,001	6,001	6,001
Insurance fees	5,736	1,102	4,129	1,440
Exchange listing fees	5,000	7,500	5,000	5,000
Other	10,445	2,724	8,979	5,522
Total Expenses	1,776,115	371,065	812,523	439,156
Recoupment of expenses to Adviser (Note 6)	3,618	—	1,009	43,621
Less: Reimbursement of expenses from Adviser (Note 6)	(220,951)	(60,552)	(231,625)	(105,972)
Net Expenses	1,558,782	310,513	581,907	376,805
Net investment income (loss), before income taxes	3,999,383	355,583	1,132,492	(45,102)
Current tax benefit	—	—	—	138,810
Deferred tax expense[1]	—	—	—	—
Net investment income	3,999,383	355,583	1,132,492	93,708
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	16,342,078	—	742,308	(4,373,861)
In-kind redemptions	2,867,529	—	6,661,457	1,683,224
Futures contracts	—	1,222,931	—	—
Net realized gain (loss)	19,209,607	1,222,931	7,403,765	(2,690,637)
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,577,632)	—	(5,127,653)	1,106,587
Futures contracts	—	(567,844)	—	—
Change in net unrealized appreciation (depreciation)	(19,577,632)	(567,844)	(5,127,653)	1,106,587
Net realized and unrealized gain (loss)	(368,025)	655,087	2,276,112	(1,584,050)
Net increase (decrease) in net assets resulting from operations	$3,631,358	$1,010,670	$3,408,604	$(1,490,342)

1  This amount is presented net of valuation allowance for Direxion Zacks MLP High Income Index Shares. See Note 3.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
54

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Investment Income:
Interest income	$1,665,066	$315,647	$48,396	$21,481
Total investment income	1,665,066	315,647	48,396	21,481
Expenses:
Investment advisory fees (Note 6)	635,295	76,619	11,129	5,057
Interest expense	56,243	739	—	—
Fund servicing fees	52,850	11,718	2,556	1,708
Licensing fees	31,764	19,998	27,218	21,776
Management service fees (Note 6)	26,956	5,573	809	368
Professional fees	24,281	12,953	10,429	10,195
Reports to shareholders	17,128	3,541	514	234
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,000	5,000	5,000	5,000
Trustees' fees and expenses	3,730	771	112	51
Insurance fees	2,630	544	79	36
Other	2,170	658	400	259
Total Expenses	864,048	144,115	64,247	50,685
Recoupment of expenses to Adviser (Note 6)	39,256	4,293	2,318	2,489
Less: Reimbursement of expenses from Adviser (Note 6)	—	(49,159)	(52,256)	(46,671)
Net Expenses	903,304	99,249	14,309	6,503
Net investment income	761,762	216,398	34,087	14,978
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swap contracts	(1,332,395)	(2,997,549)	67,483	18,946
Net realized gain (loss)	(1,332,395)	(2,997,549)	67,483	18,946
Capital gain distributions from regulated investment companies	23	6	—	—
Change in net unrealized appreciation on: Swap contracts	18,775,016	968,748	40,492	31,645
Change in net unrealized appreciation	18,775,016	968,748	40,492	31,645
Net realized and unrealized gain (loss)	17,442,644	(2,028,795)	107,975	50,591
Net increase (decrease) in net assets resulting from operations	$18,204,406	$(1,812,397)	$142,062	$65,569

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
55

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily High Yield Bear 2X Shares
Investment Income:
Dividend income	$—	$—	$367,073	$—
Interest income	81,463	1,014,553	1,205,688	58,180
Securities lending income	—	191,599	48,581	—
Total investment income	81,463	1,206,152	1,621,342	58,180
Expenses:
Licensing fees	21,776	20,959	32,105	27,218
Investment advisory fees (Note 6)	18,569	523,971	802,636	22,444
Professional fees	10,715	19,423	24,434	10,504
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,000	5,000	5,000	3,679
Fund servicing fees	3,597	35,195	53,326	2,832
Management service fees (Note 6)	1,350	17,783	27,229	952
Reports to shareholders	858	11,301	17,312	605
Interest expense	381	69,479	112,045	—
Trustees' fees and expenses	187	2,461	3,770	132
Insurance fees	132	1,735	2,658	93
Excise tax	—	—	8,168	—
Other	667	8,484	7,182	154
Total Expenses	69,233	721,792	1,101,866	74,614
Recoupment of expenses to Adviser (Note 6)	2,142	13,405	31,145	2,282
Less: Reimbursement of expenses from Adviser (Note 6)	(47,120)	(2,021)	—	(46,972)
Net Expenses	24,255	733,176	1,133,011	29,924
Net investment income	57,208	472,976	488,331	28,256
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(4,281,145)	869,655	—
In-kind redemptions	—	972,744	3,107,029	—
Swap contracts	10,118	468,098	(36,708,728)	(54,948)
Net realized gain (loss)	10,118	(2,840,303)	(32,732,044)	(54,948)
Capital gain distributions from regulated investment companies	1	15	2	1
Change in net unrealized appreciation (depreciation) on: Investment securities	—	19,069	(739,480)	—
Swap contracts	356,060	(32,949,504)	(20,396,162)	99,628
Change in net unrealized appreciation (depreciation)	356,060	(32,930,435)	(21,135,642)	99,628
Net realized and unrealized gain (loss)	366,179	(35,770,723)	(53,867,684)	44,681
Net increase (decrease) in net assets resulting from operations	$423,387	$(35,297,747)	$(53,379,353)	$72,937

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
56

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily MSCI European Financials Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Small Cap Bull 2X Shares
Investment Income:
Dividend income	$132,184	$111,494	$38,438
Interest income	40,292	2,668	4,882
Securities lending income	1,563	—	—
Total investment income	174,039	114,162	43,320
Expenses:
Investment advisory fees (Note 6)	35,571	30,216	18,140
Professional fees	10,799	10,815	10,489
Pricing fees	6,001	6,001	6,001
Exchange listing fees	5,000	5,000	5,000
Fund servicing fees	3,903	3,958	2,776
Licensing fees	—	3,626	22,238
Management service fees (Note 6)	1,509	1,538	923
Reports to shareholders	959	978	587
Trustees' fees and expenses	209	213	128
Insurance fees	147	150	90
Interest expense	—	4,056	3,383
Excise tax	—	6,621	6,845
Other	3,411	1,415	947
Total Expenses	67,509	74,587	77,547
Recoupment of expenses to Adviser (Note 6)	2,088	2,012	2,281
Less: Reimbursement of expenses from Adviser (Note 6)	(22,170)	(66,023)	(69,648)
Net Expenses	47,427	10,576	10,180
Net investment income	126,612	103,586	33,140
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(328,700)	(82,593)	(36,088)
In-kind redemptions	63,840	—	—
Swap contracts	(1,534,407)	704,381	266,751
Futures contracts	—	56,900	—
Net realized gain (loss)	(1,799,267)	678,688	230,663
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,122,020)	212,199	(12,765)
Swap contracts	(1,080,572)	(638,747)	(284,509)
Futures contracts	—	(33,293)	—
Change in net unrealized depreciation	(2,202,592)	(459,841)	(297,274)
Net realized and unrealized gain (loss)	(4,001,859)	218,847	(66,611)
Net increase (decrease) in net assets resulting from operations	$(3,875,247)	$322,433	$(33,471)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
57

Statements of Changes in Net Assets

	Direxion All Cap Insider Sentiment Shares		Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	For the Period March 30, 2017[1] through October 31, 2017
Operations:
Net investment income	$3,999,383	$2,932,530	$355,583	$5,895
Net realized gain (loss)	19,209,607	24,956,453	1,222,931	(926,113)
Change in net unrealized appreciation (depreciation)	(19,577,632)	6,455,209	(567,844)	205,614
Net increase (decrease) in net assets resulting from operations	3,631,358	34,344,192	1,010,670	(714,604)
Distributions to shareholders:
Net distributions to shareholders	(24,202,420)	(10,853,675)[2]	(306,471)	—
Total distributions	(24,202,420)	(10,853,675)	(306,471)	—
Capital share transactions:
Proceeds from shares sold	232,432,581	104,146,770	48,695,469	16,167,774
Cost of shares redeemed	(235,980,061)	(73,064,900)	(8,469,823)	(3,543,182)
Transaction fees (Note 4)	—	3,534	6,564	971
Net increase (decrease) in net assets resulting from capital transactions	(3,547,480)	31,085,404	40,232,210	12,625,563
Total increase (decrease) in net assets	(24,118,542)	54,575,921	40,936,409	11,910,959
Net assets:
Beginning of year/period	228,126,747	173,550,826	11,910,959	—
End of year/period	$204,008,205	$228,126,747[3]	$52,847,368	$11,910,959[4]
Changes in shares outstanding
Shares outstanding, beginning of year/period	5,500,218	4,700,218	500,001	—
Shares sold	5,550,000	2,600,000	2,000,000	650,001
Shares repurchased	(5,650,000)	(1,800,000)	(350,000)	(150,000)
Shares outstanding, end of year/period	5,400,218	5,500,218	2,150,001	500,001

1  Commencement of operations.

2  Represents distributions to shareholders of $2,781,861 from net investment income and $8,071,814 from net realized gains. See Note 10.

3  Includes undistributed net investment income of $502,101. See Note 10.

4  Includes undistributed net investment income of $12,670. See Note 10.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
58

Statements of Changes in Net Assets

	Direxion NASDAQ-100® Equal Weighted Index Shares		Direxion Zacks MLP High Income Index Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$1,132,492	$923,455	$93,708	$368,222
Net realized gain (loss)	7,403,765	9,958,724	(2,690,637)	911,907
Change in net unrealized appreciation (depreciation)	(5,127,653)	15,858,443	1,106,587	(4,013,473)
Net increase (decrease) in net assets resulting from operations	3,408,604	26,740,622	(1,490,342)	(2,733,344)
Distributions to shareholders:
Net distributions to shareholders	(1,143,088)	(891,518)[1]	—	—
Return of capital	—	—	(5,900,000)	(6,620,000)
Total distributions	(1,143,088)	(891,518)	(5,900,000)	(6,620,000)
Capital share transactions:
Proceeds from shares sold	58,833,323	84,255,227	14,017,304	20,081,340
Cost of shares redeemed	(26,085,810)	(49,132,462)	(18,297,167)	(10,986,315)
Net increase (decrease) in net assets resulting from capital transactions	32,747,513	35,122,765	(4,279,863)	9,095,025
Total increase (decrease) in net assets	35,013,029	60,971,869	(11,670,205)	(258,319)
Net assets:
Beginning of year	144,561,237	83,589,368	63,780,533	64,038,852
End of year	$179,574,266	$144,561,237[2]	$52,110,328	$63,780,533[3]
Changes in shares outstanding
Shares outstanding, beginning of year	3,450,002	2,500,002	3,950,000	3,550,000
Shares sold	1,300,000	2,200,000	850,000	1,050,000
Shares repurchased	(600,000)	(1,250,000)	(1,150,000)	(650,000)
Shares outstanding, end of year	4,150,002	3,450,002	3,650,000	3,950,000

1  Represents distributions to shareholders from net investment income. See Note 10.

2  Includes undistributed net investment income of $59,273. See Note 10.

3  Includes undistributed net investment income of $431,177. See Note 10.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
59

Statements of Changes in Net Assets

	Direxion Daily CSI 300 China A Share Bear 1X Shares		Direxion Daily S&P 500® Bear 1X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$761,762	$(98,159)	$216,398	$81,168
Net realized loss	(1,332,395)	(10,948,389)	(2,997,549)	(6,817,628)
Capital gain distributions from regulated investment companies	23	—	6	—
Change in net unrealized appreciation (depreciation)	18,775,016	(9,272,145)	968,748	(1,418,824)
Net increase (decrease) in net assets resulting from operations	18,204,406	(20,318,693)	(1,812,397)	(8,155,284)
Distributions to shareholders:
Net distributions to shareholders	(598,809)	—	(213,414)	(90,534)[1]
Total distributions	(598,809)	—	(213,414)	(90,534)
Capital share transactions:
Proceeds from shares sold	58,055,462	76,501,292	39,103,913	13,695,309
Cost of shares redeemed	(60,859,177)	(42,051,017)	(57,202,665)	(19,099,492)
Transaction fees (Note 4)	30,429	21,026	—	1,265
Net increase (decrease) in net assets resulting from capital transactions	(2,773,286)	34,471,301	(18,098,752)	(5,402,918)
Total increase (decrease) in net assets	14,832,311	14,152,608	(20,124,563)	(13,648,736)
Net assets:
Beginning of year	100,918,006	86,765,398	33,504,485	47,153,221
End of year	$115,750,317	$100,918,006[2]	$13,379,922	$33,504,485[3]
Changes in shares outstanding
Shares outstanding, beginning of year	3,150,000	2,100,000	1,049,983	1,200,001
Shares sold	1,750,000	2,150,000	1,300,000	400,000
Shares repurchased	(1,900,000)	(1,100,000)	(1,900,000)	(550,018)
Shares outstanding, end of year	3,000,000	3,150,000	449,983	1,049,983[4]

1  Represents distributions to shareholders from net investment income. See Note 10.

2  Includes accumulated net investment loss of $(28,882). See Note 10.

3  Includes undistributed net investment income of $22,991. See Note 10.

4  402,300 shares representing $12,841,416 of net assets were owned by the Direxion Daily S&P 500® Bear 3X Shares, an affiliated Fund managed by the Adviser.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
60

Statements of Changes in Net Assets

	Direxion Daily Total Bond Market Bear 1X Shares		Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$34,087	$5,896	$14,978	$2,776
Net realized gain (loss)	67,483	(24,016)	18,946	(54,065)
Change in net unrealized appreciation	40,492	12,823	31,645	70,719
Net increase (decrease) in net assets resulting from operations	142,062	(5,297)	65,569	19,430
Distributions to shareholders:
Net distributions to shareholders	(29,132)	—	(12,804)	—
Total distributions	(29,132)	—	(12,804)	—
Capital share transactions:
Proceeds from shares sold	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase in net assets resulting from capital transactions	—	—	—	—
Total increase (decrease) in net assets	112,930	(5,297)	52,765	19,430
Net assets:
Beginning of year	3,119,240	3,124,537	1,410,595	1,391,165
End of year	$3,232,170	$3,119,240[1]	$1,463,360	$1,410,595[2]
Changes in shares outstanding
Shares outstanding, beginning of year	100,001	100,001	50,001	50,001
Shares sold	—	—	—	—
Shares repurchased	—	—	—	—
Shares outstanding, end of year	100,001	100,001	50,001	50,001

1  Includes undistributed net investment income of $–. See Note 10.

2  Includes undistributed net investment income of $–. See Note 10.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
61

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bear 1X Shares		Direxion Daily CSI 300 China A Share Bull 2X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$57,208	$10,017	$472,976	$(209,076)
Net realized gain (loss)	10,118	557,069	(2,840,303)	11,099,358
Capital gain distributions from regulated investment companies	1	—	15	—
Change in net unrealized appreciation (depreciation)	356,060	(11,164)	(32,930,435)	15,958,609
Net increase (decrease) in net assets resulting from operations	423,387	555,922	(35,297,747)	26,848,891
Distributions to shareholders:
Net distributions to shareholders	(49,218)	—	(232,436)	—
Total distributions	(49,218)	—	(232,436)	—
Capital share transactions:
Proceeds from shares sold	1,027,765	—	77,058,552	25,462,810
Cost of shares redeemed	(1,049,560)	(7,469,961)	(35,057,897)	(42,465,199)
Transaction fees (Note 4)	—	747	3,506	4,247
Net increase (decrease) in net assets resulting from capital transactions	(21,795)	(7,469,214)	42,004,161	(16,998,142)
Total increase (decrease) in net assets	352,374	(6,913,292)	6,473,978	9,850,749
Net assets:
Beginning of year	5,112,919	12,026,211	70,078,256	60,227,507
End of year	$5,465,293	$5,112,919[1]	$76,552,234	$70,078,256[2]
Changes in shares outstanding
Shares outstanding, beginning of year	250,001	600,001	2,450,000	3,250,000
Shares sold	50,000	—	3,550,000	1,150,000
Shares repurchased	(50,000)	(350,000)	(1,200,000)	(1,950,000)
Shares outstanding, end of year	250,001	250,001	4,800,000	2,450,000

1  Includes undistributed net investment income of $–. See Note 10.

2  Includes accumulated net investment loss of $(156,017). See Note 10.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
62

Statements of Changes in Net Assets

	Direxion Daily CSI China Internet Index Bull 2X Shares		Direxion Daily High Yield Bear 2X Shares
	Year Ended October 31, 2018	For the Period November 2, 2016[1] through October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$488,331	$(90,282)	$28,256	$(6,842)
Net realized gain (loss)	(32,732,044)	3,852,914	(54,948)	(1,110,093)
Capital gain distributions from regulated investment companies	2	—	1	—
Change in net unrealized appreciation (depreciation)	(21,135,642)	1,114,411	99,628	338,015
Net increase (decrease) in net assets resulting from operations	(53,379,353)	4,877,043	72,937	(778,920)
Distributions to shareholders:
Net distributions to shareholders	(3,391,631)	—	(21,486)	—
Total distributions	(3,391,631)	—	(21,486)	—
Capital share transactions:
Proceeds from shares sold	77,789,755	87,370,340	1,918,316	1,004,015
Cost of shares redeemed	(56,960,474)	(6,369,328)	(1,913,666)	(2,011,637)
Transaction fees (Note 4)	—	584	—	402
Net increase (decrease) in net assets resulting from capital transactions	20,829,281	81,001,596	4,650	(1,007,220)
Total increase (decrease) in net assets	(35,941,703)	85,878,639	56,101	(1,786,140)
Net assets:
Beginning of year/period	85,878,639	—	3,726,249	5,512,389
End of year/period	$49,936,936	$85,878,639[2]	$3,782,350	$3,726,249[3]
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,750,001	—	200,001	250,001
Shares sold	1,650,000	1,900,001	100,000	50,000
Shares repurchased	(1,200,000)	(150,000)	(100,000)	(100,000)
Shares outstanding, end of year/period	2,200,001	1,750,001	200,001	200,001

1  Commencement of operations.

2  Includes undistributed net investment income of $–. See Note 10.

3  Includes accumulated net investment loss of $(2,028). See Note 10.
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
63

Statements of Changes in Net Assets

	Direxion Daily MSCI European Financials Bull 2X Shares		Direxion Daily S&P 500® Bull 2X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$126,612	$56,957	$103,586	$14,289
Net realized gain (loss)	(1,799,267)	2,485,224	678,688	756,970
Change in net unrealized appreciation (depreciation)	(2,202,592)	75,474	(459,841)	614,553
Net increase (decrease) in net assets resulting from operations	(3,875,247)	2,617,655	322,433	1,385,812
Distributions to shareholders:
Net distributions to shareholders	(335,461)	(278,921)[1]	(276,477)	(651,509)[2]
Total distributions	(335,461)	(278,921)	(276,477)	(651,509)
Capital share transactions:
Proceeds from shares sold	8,765,950	28,143,820	8,182,169	6,636,036
Cost of shares redeemed	(7,087,300)	(23,888,411)	(5,561,110)	(6,520,001)
Transaction fees (Note 4)	1,882	1,148	—	377
Net increase in net assets resulting from capital transactions	1,680,532	4,256,557	2,621,059	116,412
Total increase (decrease) in net assets	(2,530,176)	6,595,291	2,667,015	850,715
Net assets:
Beginning of year	9,630,151	3,034,860	3,847,084	2,996,369
End of year	$7,099,975	$9,630,151[3]	$6,514,099	$3,847,084[4]
Changes in shares outstanding
Shares outstanding, beginning of year	200,001	100,001	83,236	83,236
Shares sold	200,000	600,000	150,000	150,000
Shares repurchased	(150,000)	(500,000)	(100,000)	(150,000)
Shares outstanding, end of year	250,001	200,001	133,236	83,236

1  Represents distributions to shareholders from net realized gains.

2  Represents distributions to shareholders of $6,580 from net investment income and $644,929 from net realized gains. See Note 10.

3  Includes undistributed net investment income of $56,957. See Note 10.

4  Includes undistributed net investment income of $16,021. See Note 10.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
64

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 2X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$33,140	$7,337
Net realized gain	230,663	1,163,593
Change in net unrealized appreciation (depreciation)	(297,274)	38,255
Net increase (decrease) in net assets resulting from operations	(33,471)	1,209,185
Distributions to shareholders:
Net distributions to shareholders	(192,231)	—
Total distributions	(192,231)	—
Capital share transactions:
Proceeds from shares sold	7,563,156	8,003,919
Cost of shares redeemed	(7,519,147)	(8,021,291)
Transaction fees (Note 4)	—	1,604
Net increase (decrease) in net assets resulting from capital transactions	44,009	(15,768)
Total increase (decrease) in net assets	(181,693)	1,193,417
Net assets:
Beginning of year	3,237,049	2,043,632
End of year	$3,055,356	$3,237,049[1]
Changes in shares outstanding
Shares outstanding, beginning of year	66,644	66,644
Shares sold	150,000	200,000
Shares repurchased	(150,000)	(200,000)
Shares outstanding, end of year	66,644	66,644

1  Includes undistributed net investment income of $7,337. See Note 10.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
65

Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion All Cap Insider Sentiment Shares
For the Year Ended October 31, 2018	$41.48	$0.72	$0.76	$(0.05)	$0.67	$(0.79)	$(3.58)	$—	$(4.37)	$37.78	1.04%	$204,008	0.67%	0.76%	1.74%	0.59%	0.68%	1.82%	919%
For the Year Ended October 31, 2017	$36.93	0.51	0.51	6.01	6.52	(0.48)	(1.49)	—	(1.97)	$41.48	18.07%	$228,127	0.64%	0.74%	1.30%	0.64%	0.74%	1.30%	932%
For the Year Ended October 31, 2016	$35.47	0.60	0.60	1.40	2.00	(0.54)	—	—	(0.54)	$36.93	5.66%	$173,551	0.65%	0.77%	1.66%	0.65%	0.77%	1.66%	890%
For the Year Ended October 31, 2015	$33.36	0.34	0.34	2.05	2.39	(0.28)	—	—	(0.28)	$35.47	7.16%	$134,797	0.65%	0.78%	0.97%	0.65%	0.78%	0.97%	827%
For the Year Ended October 31, 2014	$27.73	0.40	0.41	5.56	5.96	(0.33)	—	—	(0.33)	$33.36	21.60%	$30,024	0.66%	0.91%	1.33%	0.65%	0.91%	1.34%	835%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
For the Year Ended October 31, 2018	$23.82	0.20	0.20	0.72	0.92	(0.16)	—	—	(0.16)	$24.58	3.84%	$52,847	0.70%	0.84%	0.80%	0.70%	0.84%	0.80%	0%
For the Period March 30, 2017[8] through October 31, 2017	$25.00	0.01	0.01	(1.19)	(1.18)	—	—	—	—	$23.82	(4.72)%	$11,911	0.70%	1.35%	0.07%	0.70%	1.35%	0.07%	0%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Year Ended October 31, 2018	$41.90	0.31	0.31	1.37	1.68	(0.31)	—	—	(0.31)	$43.27	3.98%	$179,574	0.35%	0.49%	0.68%	0.35%	0.49%	0.68%	27%
For the Year Ended October 31, 2017	$33.44	0.28	0.28	8.44	8.72	(0.26)	—	—	(0.26)	$41.90	26.16%	$144,561	0.35%	0.52%	0.73%	0.35%	0.52%	0.73%	31%
For the Year Ended October 31, 2016	$32.60	0.35	0.35	0.83	1.18	(0.34)	—	—	(0.34)	$33.44	3.68%	$83,589	0.35%	0.55%	1.11%	0.35%	0.55%	1.11%	35%
For the Year Ended October 31, 2015	$30.69	0.30	0.30	1.90	2.20	(0.29)	—	—	(0.29)	$32.60	7.16%	$84,744	0.35%	0.52%	0.91%	0.35%	0.52%	0.91%	50%
For the Year Ended October 31, 2014	$25.58	0.32	0.32	5.11	5.43	(0.32)	—	—	(0.32)	$30.69	21.35%	$33,755	0.35%	0.62%	1.16%	0.35%	0.61%	1.17%	80%
Direxion Zacks MLP High Income Index Shares
For the Year Ended October 31, 2018	$16.15	0.03	0.01	(0.30)	(0.27)	—	—	(1.60)	(1.60)	$14.28	(1.74)%	$52,110	0.65%[9]	0.76%	(0.08)%	0.65%	0.76%	(0.08)%	115%
For the Year Ended October 31, 2017	$18.04	0.12	0.02	(0.41)	(0.29)	—	—	(1.60)	(1.60)	$16.15	(1.90)%	$63,781	0.65%[9]	0.94%	0.13%	0.65%	0.94%	0.13%	86%
For the Year Ended October 31, 2016	$23.28	0.05	(0.05)	(3.69)	(3.64)	—	—	(1.60)	(1.60)	$18.04	(15.11)%	$64,039	0.65%[9]	0.99%	(0.27)%	0.65%	0.99%	(0.27)%	151%
For the Year Ended October 31, 2015	$40.24	(0.02)	0.02	(14.03)	(14.05)	—	—	(2.91)	(2.91)	$23.28	(36.20)%	$74,496	0.65%[9]	0.89%	0.07%	0.65%	0.89%	0.07%	171%
For the Period January 23, 2014[8] through October 31, 2014	$40.00	(0.08)	(0.14)	2.39	2.31	—	—	(2.07)	(2.07)	$40.24	5.73%	$54,328	0.65%[9]	1.23%	(0.43)%	0.65%	1.23%	(0.43)%	92%
Direxion Daily CSI 300 China A Share Bear 1X Shares
For the Year Ended October 31, 2018	$32.04	0.24	0.26	6.50	6.74	(0.20)	—	—	(0.20)	$38.58	21.11%	$115,750	0.85%	0.81%	0.72%	0.80%	0.76%	0.77%	0%
For the Year Ended October 31, 2017	$41.32	(0.05)	(0.05)	(9.23)	(9.28)	—	—	—	—	$32.04	(22.46)%	$100,918	0.80%	0.79%	(0.12)%	0.80%	0.79%	(0.12)%	0%
For the Year Ended October 31, 2016	$45.36	(0.29)	(0.29)	(3.75)	(4.04)	—	—	—	—	$41.32	(8.91)%	$86,765	0.81%	0.84%	(0.66)%	0.80%	0.83%	(0.65)%	0%
For the Period June 17, 2015[8] through October 31, 2015	$40.00	(0.14)	(0.14)	5.50	5.36	—	—	—	—	$45.36	13.40%	$147,409	0.80%	0.84%	(0.76)%	0.80%	0.83%	(0.76)%	0%
Direxion Daily S&P 500® Bear 1X Shares
For the Year Ended October 31, 2018	$31.91	0.30	0.30	(2.14)	(1.84)	(0.34)	—	—	(0.34)	$29.73	(5.74)%	$13,380	0.45%	0.65%	0.99%	0.45%	0.65%	0.99%	0%
For the Year Ended October 31, 2017	$39.30	0.07	0.08	(7.31)	(7.24)	(0.15)	—	—	(0.15)	$31.91	(18.62)%	$33,504	0.45%	0.60%	0.21%	0.45%	0.60%	0.21%	0%
For the Period June 8, 2016[8] through October 31, 2016	$40.00	0.02	0.02	(0.72)	(0.70)	—	—	—	—	$39.30	(1.75)%	$47,153	0.09%	0.66%	0.17%	0.09%	0.66%	0.17%	0%
Direxion Daily Total Bond Market Bear 1X Shares
For the Year Ended October 31, 2018	$31.19	0.34	0.34	1.08	1.42	(0.29)	—	—	(0.29)	$32.32	4.57%	$3,232	0.45%	2.02%	1.07%	0.45%	2.02%	1.07%	0%
For the Year Ended October 31, 2017	$31.25	0.06	0.06	(0.12)	(0.06)	—	—	—	—	$31.19	(0.19)%	$3,119	0.45%	2.33%	0.19%	0.45%	2.33%	0.19%	0%
For the Year Ended October 31, 2016	$32.76	(0.15)	(0.15)	(1.36)	(1.51)	—	—	—	—	$31.25	(4.61)%	$3,125	0.63%	2.38%	(0.47)%	0.63%	2.38%	(0.47)%	0%
For the Year Ended October 31, 2015	$33.73	(0.21)	(0.21)	(0.76)	(0.97)	—	—	—	—	$32.76	(2.88)%	$3,276	0.65%	2.34%	(0.62)%	0.65%	2.34%	(0.62)%	0%
For the Year Ended October 31, 2014	$35.52	(0.22)	(0.22)	(1.57)	(1.79)	—	—	—	—	$33.73	(5.04)%	$3,373	0.65%	1.25%	(0.65)%	0.65%	1.25%	(0.65)%	0%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Year Ended October 31, 2018	$28.21	0.30	0.30	1.02	1.32	(0.26)	—	—	(0.26)	$29.27	4.67%	$1,463	0.45%	3.51%	1.04%	0.45%	3.51%	1.04%	0%
For the Year Ended October 31, 2017	$27.82	0.06	0.06	0.33	0.39	—	—	—	—	$28.21	1.40%	$1,411	0.45%	4.25%	0.20%	0.45%	4.25%	0.20%	0%
For the Year Ended October 31, 2016	$29.60	(0.13)	(0.13)	(1.65)	(1.78)	—	—	—	—	$27.82	(6.01)%	$1,391	0.63%	4.14%	(0.47)%	0.63%	4.14%	(0.47)%	0%
For the Year Ended October 31, 2015	$31.42	(0.19)	(0.19)	(1.63)	(1.82)	—	—	—	—	$29.60	(5.79)%	$1,480	0.65%	3.24%	(0.62)%	0.65%	3.24%	(0.62)%	0%
For the Year Ended October 31, 2014	$33.38	(0.21)	(0.21)	(1.75)	(1.96)	—	—	—	—	$31.42	(5.87)%	$1,571	0.65%	3.85%	(0.65)%	0.65%	3.85%	(0.65)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
66

Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Year Ended October 31, 2018	$20.45	$0.22	$0.23	$1.39	$1.61	$(0.20)	$—	$—	$(0.20)	$21.86	7.90%	$5,465	0.46%	1.31%	1.08%	0.45%	1.30%	1.09%	0%
For the Year Ended October 31, 2017	$20.04	0.04	0.04	0.37	0.41	—	—	—	—	$20.45	2.05%	$5,113	0.45%	1.46%	0.18%	0.45%	1.46%	0.18%	0%
For the Year Ended October 31, 2016	$22.45	(0.10)	(0.10)	(2.31)	(2.41)	—	—	—	—	$20.04	(10.73)%	$12,026	0.63%	0.96%	(0.48)%	0.63%	0.96%	(0.48)%	0%
For the Year Ended October 31, 2015	$24.61	(0.14)	(0.14)	(2.02)	(2.16)	—	—	—	—	$22.45	(8.78)%	$14,594	0.65%	0.95%	(0.62)%	0.65%	0.95%	(0.62)%	0%
For the Year Ended October 31, 2014	$28.83	(0.18)	(0.18)	(4.04)	(4.22)	—	—	—	—	$24.61	(14.64)%	$8,613	0.65%	1.21%	(0.65)%	0.65%	1.21%	(0.65)%	0%
Direxion Daily CSI 300 China A Share Bull 2X Shares
For the Year Ended October 31, 2018	$28.60	0.17	0.19	(12.76)	(12.59)	(0.06)	—	—	(0.06)	$15.95	(44.05)%	$76,552	1.05%	1.03%	0.68%	0.95%	0.93%	0.78%	339%
For the Year Ended October 31, 2017	$18.53	(0.08)	(0.06)	10.15	10.07	—	—	—	—	$28.60	54.34%	$70,078	1.03%	1.05%	(0.36)%	0.95%	0.97%	(0.28)%	1,747%
For the Year Ended October 31, 2016	$21.71	(0.15)	(0.15)	(3.03)	(3.18)	—	—	—	—	$18.53	(14.65)%	$60,228	0.96%	1.01%	(0.81)%	0.95%	1.00%	(0.80)%	2,606%
For the Period April 16, 2015[8] through October 31, 2015	$40.00	(0.13)	(0.13)	(18.16)	(18.29)	—	—	—	—	$21.71	(45.73)%	$62,968	0.95%	1.09%	(0.93)%	0.95%	1.09%	(0.93)%	1,592%
Direxion Daily CSI China Internet Index Bull 2X Shares
For the Year Ended October 31, 2018	$49.07	0.22	0.28	(24.87)	(24.65)	(0.20)	(1.52)	—	(1.72)	$22.70	(52.04)%	$49,937	1.06%	1.03%	0.46%	0.95%	0.92%	0.57%	189%
For the Period November 2, 2016[8] through October 31, 2017	$25.00	(0.21)	(0.21)	24.28	24.07	—	—	—	—	$49.07	96.28%	$85,879	0.97%	1.13%	(0.48)%	0.95%	1.11%	(0.46)%	0%
Direxion Daily High Yield Bear 2X Shares
For the Year Ended October 31, 2018	$18.63	0.14	0.14	0.25	0.39	(0.11)	—	—	(0.11)	$18.91	2.09%	$3,782	0.80%	1.99%	0.76%	0.80%	1.99%	0.76%	0%
For the Year Ended October 31, 2017	$22.05	(0.03)	(0.03)	(3.39)	(3.42)	—	—	—	—	$18.63	(15.51)%	$3,726	0.80%	2.06%	(0.16)%	0.80%	2.06%	(0.16)%	0%
For the Period June 16, 2016[8] through October 31, 2016	$25.00	(0.05)	(0.05)	(2.90)	(2.95)	—	—	—	—	$22.05	(11.80)%	$5,512	0.80%	2.32%	(0.56)%	0.80%	2.32%	(0.56)%	0%
Direxion Daily MSCI European Financials Bull 2X Shares
For the Year Ended October 31, 2018	$48.15	0.84	0.84	(15.85)	(15.01)	(1.70)	(3.04)	—	(4.74)	$28.40	(34.53)%	$7,100	0.80%	1.14%	2.14%	0.80%	1.14%	2.14%	38%
For the Year Ended October 31, 2017	$30.35	0.42	0.43	20.17	20.59	—	(2.79)	—	(2.79)	$48.15	72.58%	$9,630	0.82%	1.30%	1.02%	0.80%	1.28%	1.04%	190%
For the Period July 27, 2016[8] through October 31, 2016	$25.00	(0.04)	(0.04)	5.39	5.35	—	—	—	—	$30.35	21.40%	$3,035	0.80%	3.32%	(0.59)%	0.80%	3.32%	(0.59)%	0%
Direxion Daily S&P 500® Bull 2X Shares
For the Year Ended October 31, 2018	$46.22	0.89	0.98	4.02	4.91	(0.87)	(1.37)	—	(2.24)	$48.89	10.13%	$6,514	0.18%	1.24%	1.71%	0.00%[10]	1.06%	1.89%	59%
For the Year Ended October 31, 2017	$36.00	0.17	0.30	16.07	16.24	(0.08)	(5.94)	—	(6.02)	$46.22	48.62%	$3,847	0.82%	1.87%	0.40%	0.49%	1.54%	0.73%	363%
For the Year Ended October 31, 2016	$34.19	(0.15)	(0.14)	1.96	1.81	—	—	—	—	$36.00	5.29%	$2,996	0.64%	1.33%	(0.44)%	0.60%	1.29%	(0.40)%	419%
For the Year Ended October 31, 2015	$33.58	(0.21)	(0.21)	2.28	2.07	(0.50)	(0.96)	—	(1.46)	$34.19	6.81%	$11,394	0.60%	0.92%	(0.59)%	0.60%	0.92%	(0.59)%	208%
For the Period May 28, 2014[8] through October 31, 2014	$30.00	0.18	0.18	3.40	3.58	—	—	—	—	$33.58	11.92%	$31,336	0.60%	0.93%	1.34%	0.60%	0.93%	1.34%	91%
Direxion Daily Small Cap Bull 2X Shares
For the Year Ended October 31, 2018	$48.57	0.49	0.64	(0.33)	0.16	(0.56)	(2.32)	—	(2.88)	$45.85	(0.89)%	$3,055	0.28%	2.14%	0.92%	0.00%[10]	1.86%	1.20%	119%
For the Year Ended October 31, 2017	$30.66	0.11	0.13	17.80	17.91	—	—	—	—	$48.57	58.41%	$3,237	0.54%	2.63%	0.26%	0.49%	2.58%	0.31%	109%
For the Year Ended October 31, 2016	$30.51	(0.03)	(0.02)	1.13	1.10	—	(0.95)	—	(0.95)	$30.66	3.79%	$2,044	0.63%	3.47%	(0.09)%	0.60%	3.44%	(0.06)%	0%
For the Year Ended October 31, 2015	$31.73	(0.17)	(0.16)	(0.65)	(0.82)	—	(0.40)	—	(0.40)	$30.51	(2.54)%	$2,033	0.61%	1.52%	(0.49)%	0.60%	1.51%	(0.48)%	289%
For the Period July 29, 2014[8] through October 31, 2014	$30.00	(0.05)	(0.05)	1.78	1.73	—	—	—	—	$31.73	5.76%	$4,230	0.60%	2.86%	(0.60)%	0.60%	2.86%	(0.60)%	503%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT
67

Financial Highlights

October 31, 2018

1  Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

3  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

4  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the investment advisor.

5  For periods less than a year, these ratios are annualized.

6  Net expenses include effects of any reimbursement/waiver or recoupment.

7  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

8  Commencement of investment operations.

9  This ratio excludes current and deferred tax benefits/expenses for all components of the Statement of Operations. Had these amounts been included, the ratio for the period ended October 31, 2014 and years ended October 31, 2015, October 31, 2016, October 31, 2017 and October 31, 2018 would be 1.63%, 0.39%, 2.41%, 0.13% and 0.41%, respectively.

10  This ratio includes the voluntary waiver of expenses by the Adviser. Excluding the voluntary waiver, the net expense ratio would have been 0.60%.

The accompanying notes are an integral part of these financial statements.

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Direxion Shares ETF Trust

Notes to the Financial Statements

October 31, 2018

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 77 separate series (each, a "Fund" and together the "Funds"). Fifteen of these Funds are included in this report:

Benchmark Funds	Bear Funds
Direxion All Cap Insider Sentiment Shares	Direxion Daily CSI 300 China A Share Bear 1X Shares
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion Daily S&P 500® Bear 1X Shares
Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Daily Total Bond Market Bear 1X
Direxion Zacks MLP High Income Index Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares
Bull Funds
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily High Yield Bear 2X Shares
Direxion Daily MSCI European Financials Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Small Cap Bull 2X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services-Investment Companies.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO"). All Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the "CEA") with the exception of the Direxion All Cap Insider Sentiment Shares, Direxion NASDAQ-100® Equal Weighted Index Shares and Direxion Zacks MLP High Income Index Shares. Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund's investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 200% of the return of the target index or benchmark and a multiple of -100% or -200% of the return of the target index or benchmark for the Bear Funds.

The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) is managed to track the performance of the Auspice Broad Commodity Index. The Auspice Broad Commodity Index is a long/flat commodities index. A long/flat approach allows the Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Fund primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion BCS Fund Ltd. ("BCS Fund"), in order to track the returns of the Auspice Broad Commodity Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.

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Funds	Index or Benchmark	Daily Target
Direxion All Cap Insider Sentiment Shares	Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index	100%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Auspice Broad Commodity Index	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index	100%
Direxion Zacks MLP High Income Index Shares	Zacks MLP High Income Index	100%
Direxion Daily CSI 300 China A Share Bear 1X Shares	CSI 300 Index	-100%
Direxion Daily S&P 500® Bear 1X Shares	S&P 500® Index	-100%
Direxion Daily Total Bond Market Bear 1X Shares	Bloomberg Barclays U.S. Aggregate Bond Index	-100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	ICE U.S. Treasury 7-10 Year Bond Index	-100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	ICE U.S. Treasury 20+ Year Bond Index	-100%
Direxion Daily CSI 300 China A Share Bull 2X Shares	CSI 300 Index	200%
Direxion Daily CSI China Internet Index Bull 2X Shares	CSI Overseas China Internet Index	200%
Direxion Daily High Yield Bear 2X Shares	Bloomberg Barclays U.S. High Yield Very Liquid Index	-200%
Direxion Daily MSCI European Financials Bull 2X Shares	MSCI Europe Financials Index	200%
Direxion Daily S&P 500® Bull 2X Shares	S&P 500® Index	200%
Direxion Daily Small Cap Bull 2X Shares	Russell 2000® Index	200%

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the Bank of New York Mellon Cash Reserve, a U.S. dollar-denominated deposit account offered through the Bank of New York Mellon, to be cash equivalents. The Funds are exposed to the credit risk of Bank of New York Mellon through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of October 31, 2018.

b) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time ("Valuation Time")), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion High Yield Bear 2X Shares (the "Fixed Income Funds") do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over-the-counter ("OTC") securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities;

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c) the Funds' pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.

Accounting Standards Update No. 2013-01, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope recognize derivative instruments accounted for under ASC 815, Derivatives and Hedging, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated

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by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2018 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$5,530,079	$—	$5,500,074	$30,005	$—	$—	$—	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	6,017,988	—	6,017,988[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: BNP Paribas

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$2,816,981	$—	$2,816,981[1]	$—	$—	$—	$—	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	73,604	73,604	—	—	6,892,236	73,604	6,818,632[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	80,026	80,026	—	—	5,681,185	80,026	5,601,159[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Citibank N.A.

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$177,486	$—	$177,486[1]	$—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	331	—	331[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	1,006,195	—	1,006,195[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	13,043,627	—	13,043,627[1]	—
Direxion Daily MSCI European Financials Bull 2X Shares	—	—	—	—	956,177	—	956,177[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: Credit Suisse International

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$492,428	$—	$492,428[1]	$—
Direxion Daily S&P 500® Bear 1X Shares	97,988	—	97,988[1]	—	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	32,871	—	—	32,871	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	28,292	—	—	28,292	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	229,401	—	229,401[1]	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	1,538,956	—	1,538,956[1]	—
Direxion Daily High Yield Bear 2X Shares	—	—	—	—	53,474	—	53,474[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Deutsche Bank AG London

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 7-10 Year Treasury Bear 1X Shares	$8,277	$—	$8,277[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 2X Shares	14,680	—	—	14,680	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares	31,720	—	—	31,720	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI European Financials Bull 2X Shares	$—	$—	$—	$—	$92,298	$—	$92,298[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) was invested in futures contracts as of the year ended October 31, 2018.

e) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended October 31, 2018.

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

g) Basis for Consolidation – The Direxion Auspice Broad Commodity Strategy ETF may invest up to 25% of its total assets in the BCS Fund. The BCS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Auspice Broad Commodity Strategy ETF. The BCS Fund acts as an investment vehicle to facilitate entering into certain investments for the Direxion Auspice Broad Commodity Strategy ETF consistent with the Direxion Auspice Broad Commodity Strategy ETF's investment objectives and policies specified in its prospectus and statement of additional information. As of October 31, 2018, the net assets of the Direxion Auspice Broad Commodity Strategy ETF were $52,847,368, of which $3,577,841, or approximately 7%, represented the Direxion Auspice Broad Commodity Strategy

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ETF's ownership of all issued shares and voting rights of the BCS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

h) Risks of Investing Commodity-Linked Derivatives – The Direxion Auspice Broad Commodity Strategy ETF, through its investments in the subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives were held during the year ended October 31, 2018.

i) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

j) Securities Lending – Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.

As of October 31, 2018, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.

As of October 31, 2018, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion All Cap Insider Sentiment Shares	$6,298,287	$6,476,193	$—	$6,476,193
Direxion NASDAQ-100® Equal Weighted Index Shares	2,575,248	2,572,644	59,327	2,631,971
Direxion Zacks MLP High Income Index Shares	13,069,507	13,402,548	—	13,402,548
Direxion Daily CSI 300 China A Share Bull 2X Shares	13,853	1	14,137	14,138

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k) Federal Income Taxes – Each Fund, with the exception of the Direxion Zacks MLP High Income Index Shares, intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all U.S. Federal income and excise taxes. No provision for U.S. Federal income has been made by the Funds. Certain Funds paid U.S. excise taxes during the year ended October 31, 2018.

The Direxion Zacks MLP High Income Index Shares intends to invest primarily in Master Limited Partnerships ("MLPs"), which generally are treated as qualified publicly traded partnerships for U.S. Federal income tax purposes. As such, the Direxion Zacks MLP High Income Index Shares does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, but is taxed as a regular C-corporation. As a regular C-corporation, the Fund is obligated to pay U.S. Federal, state and local income tax on its taxable income. In addition, current tax laws prevent the Fund from qualifying as a regulated investment company due to the Fund's concentration in MLPs. The Tax Cuts and Jobs Act was signed into law on December 22, 2017. This new legislation provides a reduction of the U.S. corporate tax rate from 35% to 21%. The Fund is currently using an estimated 23.88% tax rate for U.S. Federal, state and local tax, which is composed of a 21% marginal U.S. Federal tax rate and an assumed 2.88% rate attributable to state taxes. In addition, Zacks has revalued the deferred tax assets and liabilities using the new reduced rate.

The Direxion Zacks MLP High Income Index Shares deferred tax expense is included in the Statement of Operations based on the component of income or gain (losses) to which the expenses relate. Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized.

The Direxion Zacks MLP High Income Index Shares recognizes in the financial statements the impact of a tax position, if that position is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. Tax benefits resulting from such a position are measured as the amount that has a greater than fifty percent likelihood on a cumulative basis to be sustained on examination.

l) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. Distributions received from investments in MLPs are generally comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. These estimates are assumptions based on the MLPs election to be taxed as partnership or as corporation. Distributions received from MLPs taxed as partnerships are assumed to be 100% return of capital while distributions received from MLPs taxed as corporations are assumed to be 100% income. These estimates may subsequently be revised based on information received from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The Direxion Zacks MLP High Income Index Shares estimates the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For the year ended October 31, 2018, the Fund has estimated approximately 96% of the distributions from MLPs to be return of capital.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

m) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

n) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of

DIREXION ANNUAL REPORT
77

specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

o) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the years ended October 31, 2018 and October 31, 2017 are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year Ended October 31, 2018			Year/Period Ended October 31, 2017
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion All Cap Insider Sentiment Shares	$24,202,420	$—	$—	$10,853,675	$—	$—
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)[2]	306,471	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	1,143,088	—	—	891,518	—	—
Direxion Zacks MLP High Income Index Shares	—	—	5,900,000	—	—	6,620,000
Direxion Daily CSI 300 China A Share Bear 1X Shares	598,809	—	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	213,414	—	—	90,534	—	—
Direxion Daily Total Bond Market Bear 1X Shares	29,132	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	12,804	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	49,218	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	232,436	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares[1]	3,391,631	—	—	—	—	—
Direxion Daily High Yield Bear 2X Shares	21,486	—	—	—	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	335,461	—	—	278,921	—	—
Direxion Daily S&P 500® Bull 2X Shares	276,477	—	—	651,509	—	—
Direxion Daily Small Cap Bull 2X Shares	192,231	—	—	—	—	—

1  Commenced operations on November 2, 2016.

2  Commenced operations on March 30, 2017.

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At October 31, 2018 the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion All Cap Insider Sentiment Shares	$(14,992,524)	$345,831	$—	$—	$(14,646,693)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	(362,230)	721,802	—	(4,908)	354,664
Direxion NASDAQ-100® Equal Weighted Index Shares	8,628,648	4,811	—	(2,298,241)	6,335,218
Direxion Daily CSI 300 China A Share Bear 1X Shares	(2,605,830)	134,071	—	(6,956,108)	(9,427,867)
Direxion Daily S&P 500® Bear 1X Shares	(1,052,345)	25,975	—	(9,533,593)	(10,559,963)
Direxion Daily Total Bond Market Bear 1X Shares	32,122	4,955	—	(2,532,468)	(2,495,391)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	(53,764)	2,174	—	(790,824)	(842,414)
Direxion Daily 20+ Year Treasury Bear 1X Shares	(100,423)	7,990	—	(3,621,910)	(3,714,343)
Direxion Daily CSI 300 China A Share Bull 2X Shares	(44,398,914)	84,523	—	(13,952,760)	(58,267,151)
Direxion Daily CSI China Internet Index Bull 2X Shares	(29,014,835)	72,299	—	(27,513,478)	(56,456,014)
Direxion Daily High Yield Bear 2X Shares	(63,742)	4,742	—	(1,418,080)	(1,477,080)
Direxion Daily MSCI European Financials Bull 2X Shares	(3,291,507)	—	—	(798,092)	(4,089,599)
Direxion Daily S&P 500® Bull 2X Shares	388,833	31,715	—	—	420,548
Direxion Daily Small Cap Bull 2X Shares	158,146	8,317	—	—	166,463

1  Other Accumulated Earnings (Losses) consist of capital loss carryover and organizational cost.

At October 31 2018, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion All Cap Insider Sentiment Shares	$224,858,218	$2,453,040	$(17,445,564)	$(14,992,524)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	92,721	(454,951)	(362,230)
Direxion NASDAQ-100® Equal Weighted Index Shares	173,170,644	22,473,494	(13,844,846)	8,628,648
Direxion Daily CSI 300 China A Share Bear 1X Shares	27,542,973	8,347,060	(10,952,890)	(2,605,830)
Direxion Daily S&P 500® Bear 1X Shares	2,639,300	97,988	(1,150,333)	(1,052,345)
Direxion Daily Total Bond Market Bear 1X Shares	656,781	32,871	(749)	32,122
Direxion Daily 7-10 Year Treasury Bear 1X Shares	288,109	36,569	(90,333)	(53,764)
Direxion Daily 20+ Year Treasury Bear 1X Shares	889,486	229,401	(329,824)	(100,423)
Direxion Daily CSI 300 China A Share Bull 2X Shares	62,723,769	92,673	(44,491,587)	(44,398,914)
Direxion Daily CSI China Internet Index Bull 2X Shares	61,109,717	80,026	(29,094,861)	(29,014,835)
Direxion Daily High Yield Bear 2X Shares	1,596,983	—	(63,742)	(63,742)
Direxion Daily MSCI European Financials Bull 2X Shares	9,342,363	—	(3,291,507)	(3,291,507)
Direxion Daily S&P 500® Bull 2X Shares	6,206,197	468,985	(80,152)	388,833
Direxion Daily Small Cap Bull 2X Shares	2,746,125	174,889	(16,743)	158,146
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79

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts ("REITs").

Net investment income/(loss) and realized gains and losses for U.S. Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax reporting be classified between various components of net assets. The permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses, distribution reclasses, sales of REITS, and utilization of earnings and profits distributed to shareholders on redemption of shares.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income/(loss) and realized gains and (losses) under GAAP and tax reporting:

Funds	Total Distributable Earnings	Capital Stock
Direxion All Cap Insider Sentiment Shares	$(17,757,827)	$17,757,827
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	(567,819)	567,819
Direxion NASDAQ-100® Equal Weighted Index Shares	(6,378,144)	6,378,144
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—
Direxion Daily S&P 500® Bear 1X Shares	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—
Direxion Daily S&P 500® Bull 1.25X Shares	—	—
Direxion Daily Small Cap Bull 1.25X Shares	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	130,161	(130,161)
Direxion Daily CSI China Internet Index Bull 2X Shares	(3,098,861)	3,098,861
Direxion Daily High Yield Bear 2X Shares	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	(40,545)	40,545
Direxion Daily S&P 500® Bull 2X Shares	(661,667)	661,667
Direxion Daily Small Cap Bull 2X Shares	(191,711)	191,711

In order to meet certain U.S. excise tax distribution requirements, each Fund, with the exception of the Direxion Zacks MLP High Income Index Shares, is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2018.

At October 31, 2018, these Funds deferred no qualified late year losses.

Under current law, each Fund, with the exception of the Direxion Zacks MLP High Income Index Shares, may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carryforward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

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80

At October 31, 2018, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Expiring 10/31/2019	Unlimited ST	Unlimited LT
Direxion All Cap Insider Sentiment Shares	$—	$—	$—	$—
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	1,057,880	—	—	2,298,241
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	6,956,108	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	9,533,593	—
Direxion Daily Total Bond Market Bear 1X Shares	61,259	72,234	2,460,234	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	67,332	723,492	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	282,257	3,339,653	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	4,871,759	—	13,952,760	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	27,513,478	—
Direxion Daily High Yield Bear 2X Shares	—	—	1,418,080	—
Direxion Daily MSCI European Financials Bull 2X Shares	—	—	798,092	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares	—	—	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2018, open U.S. Federal and state income tax years include the tax years ended October 31, 2015 through October 31, 2018. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. Components of the Direxion Zacks MLP High Income Index Shares deferred tax asset as of October 31, 2018 are as follows:

Deferred tax assets:
Net operating loss carryforward	$103,270
Capital loss carryforward	10,969,409
Net unrealized depreciation on investments in securities	516,851
Total deferred tax assets before valuation allowance	11,589,530
Valuation allowance	(11,589,530)
Total deferred tax assets after valuation allowance	—
Less: Deferred tax liabilities	—
Net deferred tax asset	$—

As of October 31, 2018, a valuation allowance of $11,589,530 was deemed necessary, as Direxion Zacks MLP High Income Index Shares does not believe that there is an ability to realize this portion of the deferred tax asset through future taxable income.

The net operating loss carryforward and capital loss carryforward is available to offset future taxable income. The Direxion Zacks MLP High Income Index Shares has the following capital loss and net operating loss amounts:

Capital loss	Amount	Expiration
Fiscal year ended October 31, 2018	$3,443,216	October 31, 2023
Fiscal year ended October 31, 2017	$—	October 31, 2022
Fiscal year ended October 31, 2016	$22,254,486	October 31, 2021
Fiscal year ended October 31, 2015	$20,242,025	October 31, 2020

DIREXION ANNUAL REPORT
81

Net operating loss	Amount	Indefinite
Fiscal year ended October 31, 2018	$432,495	October 31, 2038

For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Net operating losses may be carried forward indefinitely. Capital losses may be carried forward for 5 years and, accordingly, would begin to expire as of October 31, 2020.

Total income tax benefit (current and deferred) differs from the amount computed by applying the U.S. federal statutory income tax rate of 21% to net investment income/(loss) and realized and unrealized gains (losses) on investments before taxes for the year ended October 31, 2018 is as follows:

Income tax provision (benefit) at the federal statutory rate of 21%	$(342,122)
State income tax (benefit), net of federal benefit	(46,884)
Tax (benefit) expense on permanent items	95,409
Current refund	(138,810)
Change in federal rate due to Tax Reform	6,128,712
Change in valuation allowance	(5,835,115)
Total tax (benefit) expense	$(138,810)

Total income taxes are computed by applying the U.S. federal statutory rate plus a blended U.S. state income tax rate. During the year, the Direxion Zacks MLP High Income Index Shares re-evaluated its blended state income tax rate, decreasing the overall rate from 37.61% to 23.88% due to anticipated state apportionment of income and gains.

For the year ended October 31, 2018, the components of income tax benefit include the following:

Current Tax Benefit
Federal	$119,788
State	19,022
Total current tax benefit	$138,810

At October 31, 2018, the tax cost of investments, gross unrealized appreciation and depreciation of investments for U.S. federal income tax purposes of the Direxion Zacks MLP High Income Index Shares were as follows:

Tax cost of investments	$52,058,194
Gross unrealized appreciation	4,486,470
Gross unrealized depreciation	(4,778,162)
Net unrealized appreciation/(depreciation)	$(291,692)

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Benchmark Funds and Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Not all Funds will have a

DIREXION ANNUAL REPORT
82

transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the year ended October 31, 2018. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion All Cap Insider Sentiment Shares	$2,209,029,176	$2,093,531,826	$102,643,788	$235,976,509
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	45,281,051	45,363,641	58,834,786	26,075,781
Direxion Zacks MLP High Income Index Shares	59,944,330	59,901,840	14,017,583	18,290,551
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	45,489,087	35,894,011	42,646,933	35,139,236
Direxion Daily CSI China Internet Index Bull 2X Shares	64,406,479	82,769,066	26,382,883	57,172,756
Direxion Daily High Yield Bear 2X Shares	—	—	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	3,476,584	1,499,256	3,753,563	4,710,945
Direxion Daily S&P 500® Bull 2X Shares	6,153,529	3,362,630	—	—
Direxion Daily Small Cap Bull 2X Shares	4,582,653	3,642,363	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the year ended October 31, 2018.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.50%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.30%
Direxion Zacks MLP High Income Index Shares	0.50%
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.60%
Direxion Daily S&P 500® Bear 1X Shares	0.35%
Direxion Daily Total Bond Market Bear 1X Shares	0.35%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.35%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.35%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.75%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.75%
Direxion Daily High Yield Bear 2X Shares	0.60%
Direxion Daily MSCI European Financials Bull 2X Shares	0.60%
Direxion Daily S&P 500® Bull 2X Shares	0.50%
Direxion Daily Small Cap Bull 2X Shares	0.50%

The Direxion All Cap Insider Sentiment Shares ETF pays the Adviser investment advisory fees based an annual rate of 0.40% of the Fund's respective average daily net assets up to $500,000,000 and 0.31% of average daily net assets in excess of $500,000,000.

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83

During the year ended October 31, 2018, the Adviser agreed to voluntarily waive its investment advisory fee for Direxion Daily S&P 500® Bull 2X Shares and Direxion Daily Small Cap Bull 2X Shares. The amount of this voluntary waiver was $36,259 in Direxion Daily S&P 500® Bull 2X Shares and $21,768 in Direxion Daily Small Cap Bull 2X Shares.

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds' operating expenses to the extent that they exceed the following rates multiplied by the Fund's respective average daily net assets at least until September 1, 2020. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion All Cap Insider Sentiment Shares	0.59%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.70%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.35%
Direxion Zacks MLP High Income Index Shares	0.65%
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.80%
Direxion Daily S&P 500® Bear 1X Shares	0.45%
Direxion Daily Total Bond Market Bear 1X Shares	0.45%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.45%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.45%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.95%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.95%
Direxion Daily High Yield Bear 2X Shares	0.80%
Direxion Daily MSCI European Financials Bull 2X Shares	0.80%
Direxion Daily S&P 500® Bull 2X Shares	0.60%
Direxion Daily Small Cap Bull 2X Shares	0.60%

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2019	October 31, 2020	October 31, 2021	Total Potential Recoupment Amount
Direxion All Cap Insider Sentiment Shares	$3,618	$220,951	$180,393	$224,008	$220,951	$625,352
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	60,552	—	51,480	60,552	112,032
Direxion NASDAQ-100® Equal Weighted Index Shares	1,009	231,625	144,620	209,738	231,625	585,983
Direxion Zacks MLP High Income Index Shares	43,621	105,972	194,584	213,526	105,972	514,082
Direxion Daily CSI 300 China A Share Bear 1X Shares	39,256	—	55	9,243	—	9,298
Direxion Daily S&P 500® Bear 1X Shares	4,293	49,159	80,286	57,082	49,159	186,527
Direxion Daily Total Bond Market Bear 1X Shares	2,318	52,256	55,654	59,244	52,256	167,154
Direxion Daily 7-10 Year Treasury Bear 1X Shares	2,489	46,671	49,772	54,053	46,671	150,496
Direxion Daily 20+ Year Treasury Bear 1X Shares	2,142	47,120	41,780	55,559	47,120	144,459
Direxion Daily CSI 300 China A Share Bull 2X Shares	13,405	2,021	35,637	13,658	2,021	51,316
Direxion Daily CSI China Internet Index Bull 2X Shares	31,145	—	—	—	—	—
Direxion Daily High Yield Bear 2X Shares	2,282	46,972	29,536	53,191	46,972	129,699

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Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2019	October 31, 2020	October 31, 2021	Total Potential Recoupment Amount
Direxion Daily MSCI European Financials Bull 2X Shares	$2,088	$22,170	$17,647	$26,726	$22,170	$66,543
Direxion Daily S&P 500® Bull 2X Shares	2,012	29,764	36,297	33,068	29,764	99,129
Direxion Daily Small Cap Bull 2X Shares	2,281	47,880	55,941	55,905	47,880	159,726

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of October 31, 2018 is presented on the Statement of Assets and Liabilities as Due from (to) investment adviser, net.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments at October 31, 2018:

	Direxion All Cap Insider Sentiment Shares				Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$504,212	$—	$—	$504,212	$51,883,900	$—	$—	$51,883,900
Common Stocks	203,389,409	—	—	203,389,409	—	—	—	—
Short Term Investments	6,476,284	—	—	6,476,284	—	—	—	—
Liability Class
Futures contracts*	—	—	—	—	(362,230)	—	—	(362,230)
	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Zacks MLP High Income Index Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$402,317	$—	$—	$402,317	$59,543	$—	$—	$59,543
Common Stocks	179,226,649	—	—	179,226,649	—	—	—	—
Master Limited Partnerships	—	—	—	—	51,706,959	—	—	51,706,959
Short Term Investments	2,572,644	—	—	2,572,644	13,402,548	—	—	13,402,548

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	Direxion Daily CSI 300 China A Share Bear 1X Shares				Direxion Daily S&P 500® Bear 1X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$99,072,441	$—	$—	$99,072,441	$11,095,009	$—	$—	$11,095,009
Short Term Investments	27,542,973	—	—	27,542,973	2,639,300	—	—	2,639,300
Total Return Swap Contracts*	—	8,347,060	—	8,347,060	—	97,988	—	97,988
Liability Class
Total Return Swap Contracts*	—	(669,914)	—	(669,914)	—	—	—	—
	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,543,302	$—	$—	$2,543,302	$1,123,592	$—	$—	$1,123,592
Short Term Investments	656,781	—	—	656,781	288,109	—	—	288,109
Total Return Swap Contracts*	—	32,871	—	32,871	—	36,569	—	36,569
	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily CSI 300 China A Share Bull 2X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$4,621,721	$—	$—	$4,621,721	$29,889,112	$—	$—	$29,889,112
Investment Companies	—	—	—	—	13,813,441	—	—	13,813,441
Short Term Investments	889,486	—	—	889,486	48,143,873	—	—	48,143,873
Total Return Swap Contracts*	—	229,401	—	229,401	—	73,604	—	73,604
Liability Class
Total Return Swap Contracts*	—	(331)	—	(331)	—	(15,455,375)	—	(15,455,375)
	Direxion Daily CSI China Internet Index Bull 2X Shares				Direxion Daily High Yield Bear 2X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$9,737,455	$—	$—	$9,737,455	$2,251,821	$—	$—	$2,251,821
Investment Companies	11,992,706	—	—	11,992,706	—	—	—	—
Short Term Investments	46,808,161	—	—	46,808,161	1,596,983	—	—	1,596,983
Total Return Swap Contracts*	—	80,026	—	80,026	—	—	—	—
Liability Class
Total Return Swap Contracts*	—	(18,724,812)	—	(18,724,812)	—	(53,474)	—	(53,474)
	Direxion Daily MSCI European Financials Bull 2X Shares				Direxion Daily S&P 500® Bull 2X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$5,177	$—	$—	$5,177	$129,162	$—	$—	$129,162
Investment Companies	5,027,571	—	—	5,027,571	6,423,498	—	—	6,423,498
Short Term Investments	3,124,732	—	—	3,124,732	159,435	—	—	159,435
Total Return Swap Contracts*	—	—	—	—	—	14,680	—	14,680
Liability Class
Total Return Swap Contracts*	—	(1,048,475)	—	(1,048,475)	—	—	—	—

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	Direxion Daily Small Cap Bull 2X Shares
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$151,481	$—	$—	$151,481
Investment Companies	2,831,816	—	—	2,831,816
Short Term Investments	40,735	—	—	40,735
Total Return Swap Contracts*	—	31,720	—	31,720

For further detail on each asset class, see each Fund's Schedule of Investments.

*  Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no Level 3 securities held by the Funds during the year ended October 31, 2018. It is the Funds' policy to recognize transfers between levels at the value as of the beginning of the period, if applicable.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2018, certain Funds were invested in swap contracts and futures contracts. At October 31, 2018, the fair values of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	$8,347,060	$—	$8,347,060
Direxion Daily S&P 500® Bear 1X Shares	97,988	—	97,988
Direxion Daily Total Bond Market Bear 1X Shares	—	32,871	32,871
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	36,569	36,569
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	229,401	229,401
Direxion Daily CSI 300 China A Share Bull 2X Shares	73,604	—	73,604
Direxion Daily CSI China Internet Index Bull 2X Shares	80,026	—	80,026
Direxion Daily S&P 500® Bull 2X Shares	14,680	—	14,680
Direxion Daily Small Cap Bull 2X Shares	31,720	—	31,720

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	Liability Derivatives[2]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	$669,914	$—	$669,914
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	331	331
Direxion Daily CSI 300 China A Share Bull 2X Shares	15,455,375	—	15,455,375
Direxion Daily CSI China Internet Index Bull 2X Shares	18,724,812	—	18,724,812
Direxion Daily High Yield Bear 2X Shares	53,474	—	53,474
Direxion Daily MSCI European Financials Bull 2X Shares	1,048,475	—	1,048,475

Futures Contracts* Fund	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$362,230	$362,230

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

*  Cumulative appreciation(depreciation) of futures contracts as reported in the Schedule of Investments.

  Only current day's variation margin, if any, is reported in the Statements of Assets and Liabilities.

Transactions in derivative instruments during the period ended October 31, 2018, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Commodity Risk	Equity Risk	Interest Rate Risk	Commodity Risk
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Futures Contracts	$—	$—	$1,222,931	$—	$—	$(567,844)
Direxion Daily CSI 300 China A Share Bear 1X Shares	Swap Contracts	(1,332,395)	—	—	18,775,016	—	—
Direxion Daily S&P 500® Bear 1X Shares	Swap Contracts	(2,997,549)	—	—	968,748	—	—
Direxion Daily Total Bond Market Bear 1X Shares	Swap Contracts	—	67,483	—	—	40,492	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	Swap Contracts	—	18,946	—	—	31,645	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	Swap Contracts	—	10,118	—	—	356,060	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	Swap Contracts	468,098	—	—	(32,949,504)	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	Swap Contracts	(36,708,728)	—	—	(20,396,162)	—	—
Direxion Daily High Yield Bear 2X Shares	Swap Contracts	(54,948)	—	—	99,628	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	Swap Contracts	(1,534,407)	—	—	(1,080,572)	—	—
Direxion Daily S&P 500® Bull 2X Shares	Swap Contracts	704,381	—	—	(638,747)	—	—

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		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Commodity Risk	Equity Risk	Interest Rate Risk	Commodity Risk
Direxion Daily S&P 500® Bull 2X Shares	Futures Contracts	$56,900	$—	$—	$(33,293)	$—	$—
Direxion Daily Small Cap Bull 2X Shares	Swap Contracts	266,751	—	—	(284,509)	—	—

1  Statements of Operations location: Net realized gain (loss) on swap and futures contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.

For the year ended October 31, 2018, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$22,606,993
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	104,635,709	—
Direxion Daily S&P 500® Bear 1X Shares	—	20,243,069	—
Direxion Daily Total Bond Market Bear 1X Shares	—	3,205,476	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	1,488,561	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	5,518,497	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	135,899,841	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	164,197,795	—	—
Direxion Daily High Yield Bear 2X Shares	—	7,554,368	—
Direxion Daily MSCI European Financials Bull 2X Shares	10,671,759	—	—
Direxion Daily S&P 500® Bull 2X Shares	5,524,616	—	154,320
Direxion Daily Small Cap Bull 2X Shares	3,678,702	—	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of -100%, 200%, or -200% daily performance of their respective index.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or

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industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

•  Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•  Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.

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Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

10.  RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the U.S. Securities and Exchange Commission approved amendments to eliminate, update or modify certain disclosure requirements required of registered investment companies. In part, these amendments amend Regulation S-X and require presentation of distributable earnings on the Statement of Assets and Liabilities in total rather than disclosing the three components of distributable earnings (undistributed net investment income, undistributed realized gain and net unrealized appreciation (depreciation) on investments). An additional amendment to Regulation S-X amends the requirement to state separately on the Statement of Changes in Net Assets distributions to shareholders from net investment income, net realized gain and other sources and rather disclose distributions to shareholders in total, except for return of capital, which should be disclosed separately. Accumulated net investment loss or undistributed net investment income is no longer required to be disclosed in the Statements of Changes in Net Assets. These updates have been incorporated in the Funds' financial statements and have no impact on each of the Fund's net assets or results of operations. Information previously required to be disclosed that was reported in the October 31, 2017 financial statements are presented in the Statement of Changes in Net Assets.

11.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

On December 26, 2018, certain Funds declared income distributions with an ex-date of December 27, 2018 and payable date of January 4, 2019. At the time of this report, the specific Funds and the amounts were not yet known.

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Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Direxion All Cap Insider Sentiment Shares, Direxion Auspice Broad Commodity Strategy ETF (Consolidated), Direxion NASDAQ-100® Equal Weighted Index Shares, Direxion Zacks MLP High Income Index Shares, Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion CSI China Internet Index Bull 2X Shares, Direxion Daily High Yield Bear 2X Shares, Direxion Daily MSCI European Financials Bull 2X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily Small Cap Bull 2X Shares and the Board of Trustees of Direxion Shares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Direxion All Cap Insider Sentiment Shares, Direxion Auspice Broad Commodity Strategy ETF (Consolidated), Direxion NASDAQ-100® Equal Weighted Index Shares, Direxion Zacks MLP High Income Index Shares, Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion CSI China Internet Index Bull 2X Shares, Direxion Daily High Yield Bear 2X Shares, Direxion Daily MSCI European Financials Bull 2X Shares, Direxion Daily S&P 500® Bull 2X Shares, and Direxion Daily Small Cap Bull 2X Shares (collectively referred to as the "Funds"), (15 of the funds constituting Direxion Shares ETF Trust (the "Trust")), including the schedules of investments, as of October 31, 2018, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (15 of the funds constituting Direxion Shares ETF Trust) at October 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Direxion Shares ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Direxion All Cap Insider Sentiment Shares
Direxion NASDAQ-100® Equal Weighted Index Shares
Direxion Daily Total Bond Market Bear 1X Shares
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the five years in the period ended October 31, 2018
Direxion Zacks MLP High Income Index Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the four years in the period ended October 31, 2018 and the period from January 23, 2014 (commencement of operations) through October 31, 2014
Direxion Daily CSI 300 China A Share Bear 1X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the three years in the period ended October 31, 2018 and the period from June 17, 2015 (commencement of operations) through October 31, 2015
Direxion Daily S&P 500® Bear 1X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the two years in the period ended October 31, 2018 and the period from June 8, 2016 (commencement of operations) through October 31, 2016
Direxion Daily CSI 300 China A Share Bull 2X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the three years in the period ended October 31, 2018 and the period from April 16, 2015 (commencement of operations) through October 31, 2015
Direxion Daily High Yield Bear 2X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the two years in the period ended October 31, 2018 and the period from June 16, 2016 (commencement of operations) through October 31, 2016

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Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

Individual fund constituting the Direxion Shares ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Direxion Daily S&P 500® Bull 2X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the four years in the period ended October 31, 2018 and the period from May 28, 2014 (commencement of operations) through October 31, 2014
Direxion Daily Small Cap Bull 2X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the four years in the period ended October 31, 2018 and the period from July 29, 2014 (commencement of operations) through October 31, 2014
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	For the year ended October 31, 2018	For the year ended October 31, 2018 and the period from March 30, 2017 (commencement of operations) through October 31, 2017
Direxion Daily CSI China Internet Index Bull 2X Shares	For the year ended October 31, 2018	For the year ended October 31, 2018 and the period from November 2, 2016 (commencement of operations) through October 31, 2017
Direxion Daily MSCI European Financials Bull 2X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the two years in the period ended October 31, 2018 and the period from July 27, 2016 (commencement of operations) through October 31, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.

Minneapolis, Minnesota
December 21, 2018

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Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Federal Tax Status of Dividends Declared during the Tax Year

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction ("DRD"), the individual qualified dividend rate ("QDI"), the qualified interest income rate ("QII"), and the qualified short-term gain rate ("QSTG") is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion All Cap Insider Sentiment Shares	4.18%	4.18%	0.00%	0.00%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.00%	0.00%	0.00%	0.00%
Direxion NASDAQ-100® Equal Weighted Index Shares	100.00%	100.00%	0.00%	0.00%
Direxion Zacks MLP High Income Index Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Total Bond Market Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bull 1.25X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Small Cap Bull 1.25X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily CSI China Internet Index Bull 2X Shares	9.25%	9.25%	0.00%	0.00%
Direxion Daily High Yield Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI European Financials Bull 2X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily S&P 500® Bull 2X Shares	7.34%	7.34%	0.00%	0.00%
Direxion Daily Small Cap Bull 2X Shares	6.84%	6.84%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2018. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 50	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	141	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 75	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	141	None.
John A. Weisser Age: 77	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	141
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 77 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 of the 21 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 49	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	141	None.
Jacob C. Gaffey Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	141	None.
Henry W. Mulholland Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	141	None.

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Direxion Shares ETF Trust

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 50	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	141	N/A
Robert D. Nestor Age: 49	President	One Year; Since 2018	President, Rafferty Asset Management, LLC and Direxion Advisors, LLC, since April 2018; Blackrock, Inc. (May 2007 – April 2018), most recently as Managing Director.	N/A	N/A
Patrick J. Rudnick Age: 45	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2011
			Senior Vice President and Principal Financial Officer, since March 2013, Principal Executive Officer, since June 2018, Rafferty Asset Management, LLC; Senior Vice President and Principal Financial Officer, since November 2017, Principal Executive Officer, since June 2018, Direxion Advisors, LLC.	N/A	N/A
Angela Brickl Age: 42	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
			General Counsel, Rafferty Asset Management, LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 77 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 of the 21 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Consistent with the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "Trust") annually considers the renewal of the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC (the "Adviser") and the Trust, on behalf of the Direxion Auspice Broad Commodity Strategy ETF, along with its wholly owned subsidiary, the Direxion BCS Fund, Ltd., Direxion All Cap Insider Sentiment Shares, Direxion NASDAQ-100® Equal Weighted Index Shares, Direxion Zacks MLP High Income Index Shares, (collectively, the "Non-Leveraged Funds"), the Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily S&P 500® Bull 2X Shares, Direxion Daily Small Cap Bull 2X Shares, Direxion Daily High Yield Bear 2X Shares, Direxion Daily MSCI European Financials Bull 2X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, and the Direxion Daily CSI China Internet Index Bull 2X Shares (collectively, the "Leveraged Index Funds"), each a series of the Trust. Each series of the Trust is referred to herein as a "Fund" and collectively as the "Funds."

At an in-person meeting held on August 22, 2018, following such consideration, the Board, including the trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Agreement, on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser's representatives and Fund management in executive sessions held on August 8, 2018 and August 22, 2018. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Funds were fair and reasonable and in the best interests of shareholders.

In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser believed to be reasonably necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following:

•  Detailed information regarding the advisory services provided by the Adviser for each Fund;

•  The investment objectives of the Leveraged Index Funds, which require daily rebalancing and the utilization of complex financial instruments that are not typical of traditional index tracking exchange traded funds;

•  The level of attention required by the Adviser due to the frequent and large trading activity in the various Leveraged Index Funds;

•  The Adviser's Form ADV;

•  Biographies of employees primarily responsible for providing investment advisory services at the Adviser;

•  Information regarding each component of the contractual fee rates for the prior fiscal year;

•  Information regarding advisory fees earned and waivers made by the Adviser in connection with providing services to the Funds for the prior fiscal year or since inception (if shorter);

•  Information regarding fees paid to the Adviser under, and an evaluation of the services provided in, the Management Services Agreement for the prior fiscal year;

•  Performance information;

•  Comparative industry fee data;

•  Information regarding the financial condition of the Adviser; and

•  Information regarding how the Adviser monitors the Funds' compliance with regulatory requirements and Trust procedures.

The Board considered that, with respect to each Fund, they had also received information relevant to their consideration since the Fund's inception and, most recently, throughout the past year at regular Board meetings in connection with their oversight of the Funds, including information bearing on the Funds' service provider arrangements and performance results. In addition, the Board received a memorandum from counsel regarding its responsibilities with respect to the approval of the Agreement and participated in a question and answer session with representatives of the Adviser. The Board carefully evaluated the relevant information and the Independent Trustees were advised by legal counsel with respect to their deliberations.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. For each Fund, the Board considered,

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Board Review of Investment Advisory Agreement (Unaudited)

among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided; (2) the investment performance; (3) the profitability of the Fund and the advisory business to the Adviser; (4) the extent to which economies of scale might be realized as the Fund grows (5) whether fee levels reflect these economies of scale, if any, for the benefit of the Fund's shareholders; (6) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (7) other benefits derived or anticipated to be derived and identified by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser's business, assets under management, financial resources and capitalization, quality and quantity of personnel, experience, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and process. The Board reviewed the scope of services to be provided by the Adviser under the Agreement and noted there would be no significant differences between the scope of services provided by the Adviser in the past year and those to be provided in the upcoming year. The Board also considered the Adviser's representation to the Board that it would continue to provide investment and related services that are of materially the same quality as the services that have been provided to the Funds in the past and whether those services remain appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs. The Board focused on the quality of the Adviser's personnel and operations and the systems and processes required to manage the Funds effectively, and noted that these systems and processes may not be present at other investment advisers. In particular, the Board considered: (1) the Advisers' success in achieving each Leveraged Index Fund's daily leveraged investment objective and each Non-Leveraged Fund's investment objective; (2) differences between managing leveraged and non-leveraged portfolios, which include developing index optimization and representative sampling investment strategies as well as specialized skills for trading complex financial instruments; (3) information regarding the Adviser's management of derivatives trading activities on behalf of the Funds, including the selection of swap counterparties and futures brokers and the negotiation of favorable derivatives contract terms; (4) the Adviser's ability to manage the Funds in a tax efficient manner, which is more challenging for leveraged than non-leveraged funds; and (5) the size, professional experience and skills of the Adviser's portfolio management staff and the Adviser's ability to recruit, train, and retain personnel with the relevant experience and expertise necessary to manage the Funds. The Board considered that the Adviser oversees all aspects of the operation of the relevant Funds, including oversight of the Funds' service providers, and provides compliance services to the Funds.

Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of the investment advisory services provided by the Adviser. In this regard, the Board also considered the ability of investors to achieve independently the investment objective of the Funds and the costs to investors of seeking to do so. The Board concluded that it would be difficult for an investor to implement independently any Leveraged Fund's investment strategy and that attempting to do so would likely be cost-prohibitive.

The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other investment companies offering strategies similar in nature to the Funds. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Funds' actual advisory fees, past and future management services fees, and gross and net total expenses with those of other funds with common key characteristics, such as asset size, investment objective or industry focus ("Peer Group"). The Board noted the difficulty in compiling the Peer Group because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. The Board considered, however, that to establish the Peer Group, the Adviser used the same methodology as in 2015 and that this methodology was reviewed by an independent consultant retained by the Board to advise it on Peer Group construction.

The Board noted that comparison reports included the advisory fee and net and gross total expense ratios for each Fund and each Peer Group fund. The Board considered that the Adviser had agreed to limit the total expenses of the Funds (subject to certain exclusions) for the next fiscal year by contractually agreeing to pay certain expenses of the Funds under a separate Operating Expense Limitation Agreement.

Performance of the Funds.  The Board focused on the correlation of each Fund's return to the model performance return for the periods ending June 30, 2018 and June 30, 2017 or since inception if a Fund did not have two full years of operations. In this regard, the Board considered each Fund's daily returns versus model returns ("Tracking Difference"), the standard

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Board Review of Investment Advisory Agreement (Unaudited)

deviation of the Tracking Difference, and a tracking error decomposition analysis provided by the Adviser. The Board also reviewed the total return of each Fund for the one-year or since inception period ended June 30, 2018. The Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board noted that the correlation of returns for each Fund to its model performance was generally within expected ranges during the reviewed periods. The Board considered that, given the investment objectives of the Leveraged Index Funds, the correlation of each such Fund's performance with the model performance was a more meaningful factor than a Fund's total return.

Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information about the profitability of the Adviser based on the fee rates payable under the Agreement. The Board considered the profitability of each Fund, if profitable, and the overall profitability of the Advisers, as reflected in the Adviser's profitability analysis, as well as information provided by the Adviser concerning the methodology used to allocate various expenses. The Board also considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, daily portfolio rebalancing of the Leveraged Index Funds, regulatory compliance, and entrepreneurial risk. The Board further considered a report on other investment advisers' profitability, which was compiled using publicly available information. The Board recognized that it is difficult to compare profitability among investment advisory firms because the certain information is not publicly available. Further, to the extent such information is available, it is affected by numerous factors, including the nature of a firm's fund shareholder base, the structure of the particular adviser, the types of funds it manages, its business mix, assumptions regarding allocations and the reporting of operating profits and net income are net (rather than gross) of distribution and marketing expenses.

Economies of Scale. The Board considered the Adviser's current breakpoints, which provide for reduced advisory fee rates based on the asset levels of the Direxion All-Cap Insider Sentiment Shares and the Adviser's representation that these breakpoints appropriately reflect economies of scale for this Fund. The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fee rates and the fact that the size of these Funds often increase and decrease significantly, making economies of scale elusive.

Other Benefits. The Board considered any indirect or "fall-out" benefits that the Adviser or its affiliates may derive from a relationship to the Funds. Such benefits may include the Adviser's ability to leverage its investment management personnel or infrastructure to manage other accounts. In this regard, the Board noted that the Funds pay a management services fee to the Adviser and that such fees were increased as a result of the Adviser assuming certain functions historically provided by a third-party during the Funds' prior fiscal year.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board, including the Independent Trustees, determined that the Agreement for the Funds was fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser's expenses and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Agreement.

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ANNUAL REPORT OCTOBER 31, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Transfer Agent and Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South 6th Street
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Annual Report.

DIREXION ANNUAL REPORT

DIREXION SHARES ETF TRUST

ANNUAL REPORT OCTOBER 31, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

3X BULL FUNDS	3X BEAR FUNDS
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily EURO STOXX 50® Bull 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily MSCI Brazil Bull 3X Shares
Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI India Bull 3X Shares
Direxion Daily MSCI Japan Bull 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Robotics, Artificial Intelligence &
Automation Index Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

Letter to Shareholders (Unaudited)	4
Performance Summary (Unaudited)	17
Expense Example (Unaudited)	74
Allocation of Portfolio Holdings (Unaudited)	78
Schedules of Investments	79
Statements of Assets and Liabilities	148
Statements of Operations	163
Statements of Changes in Net Assets	178
Financial Highlights	207
Notes to the Financial Statements	215
Report of Independent Registered Public Accounting Firm	266
Supplemental Information (Unaudited)	270
Board Review of Investment Advisory Agreement (Unaudited)	276
Trustees and Officers	272

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Annual Report for the Direxion Shares exchange-traded funds (the "ETFs") covers the period from November 1, 2017 to October 31, 2018 (the "Annual Period").

Market Review:

U.S. equities entered the Annual Period amid sturdy economic growth, positive economic data and strong quarterly earnings. Passage of the long awaited Tax Reform Bill was a central theme for U.S. markets during Q4 2017, with a corporate tax rate cut from 35% to 21% as its centerpiece. Domestic equities outperformed both developed and emerging market equities in Q4 2017, capping off a year where the S&P 500® Index ended higher in 11 calendar months. Internationally, Japan had a solid end to 2017 due to strong earnings amidst global growth and an uptick in global trade. Into 2018, as the Eurozone continued to strengthen, the U.S. Dollar declined steeply compared to the Euro. Italian elections and inflation targets, along with continued UK Brexit negotiations, were key themes abroad in early 2018. Healthy growth of U.S. GDP, combined with robust NFP numbers and high consumer confidence, provided the backdrop for a precipitous sell off in February 2018, as investor concern over a potential rate hike grew more warranted. A transfer of power from Janet Yellen to Jerome Powell at the U.S. Federal Reserve had little to do with the selloff, with investors expecting the U.S. Federal Reserve to chart largely the same course under its new leadership. The equity dip in February marked an end to the winning streak, with the S&P 500® Index closing negative for the month as investors considered the potential impact of rising rates on economic growth. China and U.S. trade tensions contributed to downside performance during March, while traders also assessed the effects of increased borrowing costs in the U.S. and internationally. Hesitation persisted as 10-year treasury yields touched 3% for the first time in four years, with the S&P 500® Index trading sideways during the month of April 2018. Amid that hesitation, U.S. equities traded in a somewhat range-bound fashion heading into Q2 2018. Earnings growth served as the catalyst for a breakout in July 2018, despite ongoing global trade tensions and tariff threats coming out of Washington. Trade tensions continued to be a key theme into summer, extending into emerging markets. A bilateral trade deal between the U.S. and Mexico was reached in August, with the addition of Canada coming in late September. U.S. equities outperformed in Q3 2018 compared to their global counterparts, as global trade tensions were outweighed by U.S. market potency. Emerging markets showed continued weakness during this stretch, with U.S. dollar strength weighing on stock performance. Into the Annual Period end, U.S. midterm elections cast a shadow of uncertainty over equity markets in the U.S. and abroad.

For the Annual Period, government and corporate bonds posted negative returns, while high yield bonds saw positive returns. Yields climbed throughout the Period, especially on the short-end of the yield curve. Strong economic data, including GDP and earnings, lead the longer-end of the curve modestly higher, while an aggressive U.S. Federal Reserve monetary tightening posture drove up the short-end of the curve. The U.S. Federal Reserve raised rates four times, moving the benchmark target from 1-1.25% to 2%-2.25%. The U.S. Federal Reserve balance sheet also shrunk by approximately 7%, as maturing U.S. treasuries rolled off the balance sheet.

Direxion Shares Operational Review:

The discussion below relates to the performance of the ETFs for the Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 300% or -300% of the performance of a particular benchmark.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

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The ETFs with the word "Bull" in their name (the "Bull ETFs") attempt to provide investment results that correlate to 300% of the return of an index or benchmark, meaning the Bull ETFs attempt to move in the same direction as the target index or benchmark.

The Funds with the word "Bear" in their name (the "Bear ETFs") attempt to provide investment results that correlate to -300% of the return of an index or benchmark, meaning that the Bear ETFs attempt to move in the opposite, or inverse, direction of the target index or benchmark.

In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, Rafferty maintains models which indicate the expected performance of each ETF as compared to the underlying relevant index. The models and a description of how they work are available on the Direxion Investments website (www.direxioninvestments.com) under Tools/Exposure Level. The models do not take into account the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Direxion Shares Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 300% (for the Bull ETFs) or -300% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments,

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returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of LIBOR plus or minus a spread and a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. The spread varies by both Fund and counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. Generally for most of the Bull ETFs, the financing costs will have a negative effect on tracking, but for Bear ETFs, the financing cost will have a positive effect on tracking. An increase in interest rates which effects the cost of financing will further impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying Index in the short-term.

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's semi-annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Mid Cap 400® Index. The S&P Mid Cap 400® Index measures the performance of the mid-capitalization segment of the U.S. equity universe. The index is a capitalization-weighted index composed of 400 domestic common stocks. For the Annual Period, the S&P Mid Cap 400® Index returned 1.02%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Mid Cap Bull 3X Shares returned -7.90%, while the model indicated an expected return of -2.36%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily Mid Cap Bear 3X Shares returned -7.53%, while the model indicated an expected return of -12.70%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily S&P 500® Bull 3X Shares and the Direxion Daily S&P 500® 3X Bear Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P 500® Index. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The Index is a float-adjusted, market capitalization-weighted index. For the Annual Period, the S&P 500® Index returned 7.35%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P 500® Bull 3X Shares returned 9.74%, while the model indicated an expected return of 16.34%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily S&P 500® Bear 3X Shares returned -23.38%, while the model indicated an expected return of -28.16%.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance

DIREXION ANNUAL REPORT

of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Annual Period, the Russell 2000® Index returned 1.85%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Small Cap Bull 3X Shares returned -6.49%, while the model indicated an expected return of -1.39%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily Small Cap Bear 3X Shares returned -12.65%, while the model indicated an expected return of -17.27%.

The Direxion Daily EURO STOXX 50® Bull 3X Shares seeks to provide 300% of the daily return of the EURO STOXX 50® Index. The EURO STOXX 50® Index is part of the STOXX blue-chip index family and represents the performance of the 50 largest companies among the 19 supersectors in terms of free-float market capitalization in 11 Eurozone countries. These countries have historically included Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX TMI Supersector Index. For the Annual Period, the EURO STOXX 50® Index returned -13.09%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily EURO STOXX 50® Bull 3X Shares returned -42.78% for the same period, while the model indicated an expected return of -39.07%.

The Direxion Daily FTSE China Bull 3X Shares and the Direxion Daily FTSE China Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the index from being overly concentrated in any one stock. For the Annual Period, the FTSE China 50 Index returned -11.05%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FTSE China Bull 3X Shares returned -44.39%, while the model indicated an expected return of -41.62%. The Direxion Daily FTSE China Bear 3X Shares returned 9.14%, while the model indicated an expected return of 4.32%.

The Direxion Daily FTSE Europe Bull 3X Shares seeks to provide 300% of the daily return of the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe. For the Annual Period, the FTSE Developed Europe All Cap Index returned -8.13%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FTSE Europe Bull 3X Shares returned -32.39%, while the model indicated an expected return of -28.01%.

The Direxion Daily Latin America Bull 3X Shares seeks to provide 300% of the daily return of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an equity index or issuers drawn from five major Latin American markets: Brazil, Chile, Columbia, Mexico and Perú. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The index constituents are leading, large, liquid, blue-chip companies from the Latin American markets, and capturing 70% of their total market capitalization. For the Annual Period, the S&P Latin America 40 Index returned 0.03%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Latin America Bull 3X Shares returned -24.04%, while the model indicated an expected return of -19.28%.

The Direxion Daily MSCI Brazil Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large- and mid-capitalization segments of the Brazilian equity market, covering approximately 85% of the free float-adjusted market capitalization of Brazilian issuers. For the Annual Period, the MSCI Brazil 25/50 Index returned 3.82%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations

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of annual performance of the ETFs. The Direxion Daily MSCI Brazil Bull 3X Shares returned -25.98%, while the model indicated an expected return of -21.58%.

The Direxion Daily MSCI Developed Markets Bull 3X Shares and the Direxion Daily MSCI Developed Markets Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI EAFE® Index. The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-capitalization companies from developed market countries, excluding the U.S. and Canada. For the Annual Period, the MSCI EAFE® Index returned -6.85%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Developed Markets Bull 3X Shares returned -29.03%, while the model indicated an expected return of -24.72%. The Direxion Daily Developed Markets Bear 3X Shares returned 21.82%, while the model indicated an expected return of 15.00%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily MSCI Emerging Markets Bull 3X Shares and the Direxion Daily MSCI Emerging Markets Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. For the Annual Period, the MSCI Emerging Market IndexSM returned -12.52%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Emerging Markets MSCI Bull 3X Shares returned -45.51%, while the model indicated an expected return of -42.61%. The Direxion Daily MSCI Emerging Markets Bear 3X Shares returned 28.60%, while the model indicated an expected return of 22.47%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily MSCI India Bull 3X Shares seeks to provide 300% of the daily return of the MSCI India Index. The MSCI India Index is designed to measure the performance of the large- and mid-capitalization segments of the Indian market, covering approximately 85% of companies in the Indian equity securities market. For the Annual Period, the MSCI India Index returned -12.42%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI India Bull 3X Shares returned -45.89%, while the model indicated an expected return of -42.27%.

The Direxion Daily MSCI Japan Bull 3X Shares seeks to provide 300% of the MSCI Japan Index. The MSCI Japan Index is designed to measure the performance of the large- and mid-capitalization segments of the Japanese equity market, covering approximately 85% of the free float-adjusted market capitalization of Japanese issuers. For the Annual Period, the MSCI Japan Index returned -3.56%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Japan Bull 3X Shares returned -24.47%, while the model indicated an expected return of -19.90%.

The Direxion Daily MSCI Mexico Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Mexico IMI 25/50 Index. The MSCI Mexico IMI 25/50 Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the Mexican equity market, covering approximately 99% of the free float-adjusted market capitalization in Mexico. The index consists of stocks traded primarily on the Mexican Stock Market. For the Annual Period, the MSCI Mexico IMI 25/50 Index returned -14.05%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Mexico Bull 3X Shares returned -49.66%, while the model indicated an expected return of -46.76%.

The Direxion Daily MSCI South Korea Bull 3X Shares seeks to provide 300% of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large- and mid-cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers. For the Annual Period, the MSCI Korea 25/50 Index returned -19.27%. Given the daily investment objectives of the ETFs and the path

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dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI South Korea Bull 3X Shares returned -58.26%, while the model indicated an expected return of -55.53%.

The Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares seek to provide 300% and -300% of the daily return of the MVIS Russia Index, respectively. The MVIS Russia Index is a rules-based index, intended to represent the overall performance of publically traded companies that are domiciled and primarily listed on an exchange in Russia or that are not Russian companies, but nonetheless generate at least 50% of their revenues in Russia. For the Annual Period, the MVIS Russia Index returned -0.04%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Russia Bull 3X Shares returned -23.20%, while the model indicated an expected return of -19.08%. The Direxion Daily Russia Bear 3X Shares returned -25.16%, while the model indicated an expected return of -29.48%.

The Direxion Daily Aerospace & Defense Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Aerospace & Defense Index. The Dow Jones U.S. Select Aerospace & Defense Index is provided by Dow Jones U.S. Index. The index attempts to measure the performance of the aerospace and defense industry of the U.S. equity market. The index provider selects the stocks comprising the index from the aerospace and defense sector on the basis of the float-adjusted, market capitalization-weight of each constituent. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons. For the Annual Period, the Dow Jones U.S. Select Aerospace & Defense Index returned 7.78%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Aerospace & Defense Bull 3X Shares returned 7.39% for the same period, while the model indicated an expected return of 14.22%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services. For the Annual Period, the Energy Select Sector Index returned 1.76%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Energy Bull 3X Shares returned -11.59%, while the model indicated an expected return of -6.15%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily Energy Bear 3X Shares returned -19.34%, while the model indicated an expected return of -24.22%.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Russell 1000® Financial Services Index. The Russell 1000® Financial Services Index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large-capitalization U.S. equity market. For the Annual Period, the Russell 1000® Financial Services Index returned 3.72%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Financial Bull 3X Shares returned -1.98%, while the model indicated an expected return of 4.41%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily Financial Bear 3X Shares returned -16.26%, while the model indicated an expected return of -21.12%.

The Direxion Daily Gold Miners Index Bull 3X Shares and the Direxion Daily Gold Miners Index Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the NYSE Arca Gold Miners Index. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both

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developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the index at each rebalance date. The index may include small- and mid-capitalization companies and foreign issuers. For the Annual Period, the NYSE Arca Gold Miners Index returned -15.10%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Gold Miners Index Bull 3X Shares returned -54.12%, while the model indicated an expected return of -47.46%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily Gold Miners Index Bear 3X Shares returned 28.33%, while the model indicated an expected return of 20.76%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Healthcare Bull 3X Shares seeks to provide 300% of the daily return of the Health Care Select Sector Index. The Health Care Select Sector Index is provided by Standard & Poor's and includes domestic companies from the healthcare sector, which includes the following industries: pharmaceuticals; health care equipment and supplies; health care providers and services; biotechnology; life sciences tools and services; and health care technology. For the Annual Period, the Health Care Select Sector Index returned 11.22%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Healthcare Bull 3X Shares returned 20.69%, while the model indicated an expected return of 28.42%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Homebuilders & Supplies 3X Bull Shares seeks to provide 300% of the daily return of the Dow Jones U.S. Select Home Construction Index. The Dow Jones U.S. Select Home Construction Index measures U.S companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and producers, sellers and suppliers of building materials, furnishings and fixtures and also home improvement retailers. The Index may include large-, mid- or small-capitalization companies. For the Annual Period, the Dow Jones U.S. Select Home Construction Index returned -20.95%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Homebuilders & Supplies 3X Bull Shares returned -59.92%, while the model indicated an expected return of -57.43%.

The Direxion Daily Industrials Bull 3X Shares seeks to provide 300% of the daily return of the Industrials Select Sector Index. The Industrials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the industrials sector which includes the following industries: aerospace and defense: industry conglomerates; and machinery. For the Annual Period, the Industrials Select Sector Index returned -0.32%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Industrials Bull 3X Shares returned -14.26%, while the model indicated an expected return of -8.76%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Junior Gold Miners Index Bull 3X Shares and the Direxion Daily Junior Gold Miners Index Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MVIS Global Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company's revenue from gold or silver mining when developed, or primarily invest in gold or silver. For the Annual Period, the MVIS Global Junior Gold Miners Index returned -14.04%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Junior Gold Miners Index Bull 3X Shares returned -52.74%, while the model indicated an expected return of -48.10%. The Direxion Daily Junior Gold Miners Index Bear 3X Shares returned 17.70%, while the model indicated an expected return of 11.01%. Deviation from

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the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily MSCI Real Estate Bull 3X Shares and the Direxion Daily MSCI Real Estate Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the MSCI U.S. REIT IndexSM. The MSCI U.S. REIT IndexSM is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts ("REITs") that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The Index represents approximately 99% of the U.S. REIT universe. For the Annual Period, the MSCI U.S. REIT IndexSM returned 1.69%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Real Estate Bull 3X Shares returned -7.13%, while the model indicated an expected return of -1.36%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily MSCI Real Estate Bear 3X Shares returned -10.68%, while the model indicated an expected return of -16.10%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ISE-Revere Natural Gas IndexTM. The ISE-Revere Natural Gas IndexTM is developed and owned by ISE and is designed to take advantage of both event-driven news and long term trends in the natural gas industry. Equity securities are selected for inclusion in the index using a quantitative ranking and screening system that begins with the universe of equity securities of issuers that are involved in the exploration and production of natural gas and that satisfy market capitalization, liquidity and weighting concentration requirements. After the screens are applied, the remaining equity securities are divided into equity securities issued by MLPs and equity securities issued by non-MLPs, allocated to the index 15% and 85%, respectively. The index uses a linear-based capitalization-weighted methodology to rank the equity securities. For this Annual Period, the ISE-Revere Natural Gas IndexTM returned -8.71%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Natural Gas Related Bull 3X Shares returned -41.89%, while the model indicated an expected return of -38.24%. The Direxion Daily Natural Gas Related Bear 3X Shares returned -7.53%, while the model indicated an expected return of -12.58%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Pharmaceutical & Medical Bull 3X Shares seeks to provide 300% of the daily return of the Dynamic Pharmaceutical IntellidexSM Index. The Dynamic Pharmaceutical IntellidexSM Index consists of common shares of companies that are principally engaged in research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. The index may include pharmaceutical companies and other companies that facilitate the testing or regulatory approval of drugs. Since the Fund's inception on November 15, 2017, the Dynamic Pharmaceutical IntellidexSM Index returned 7.57%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Pharmaceutical & Medical Bull 3X Shares returned 6.49% for the same period, while the model indicated an expected return of 13.13%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Regional Banks Bull 3X Shares and the Direxion Daily Regional Banks Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Regional Banks Select Industry Index. The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard regional banks sub-industry. For the Annual Period, the S&P Regional Banks Select Industry Index returned -3.59%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Regional Banks Bull 3X Shares returned -25.20%, while the model indicated an expected return of -20.32%. The Direxion Daily Regional Banks Bear 3X Shares returned -5.76%,

DIREXION ANNUAL REPORT

while the model indicated an expected return of -11.31%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Retail Bull 3X Shares seeks to provide 300% of the daily return of the S&P Retail Select Industry Index, respectively. The S&P Retail Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard retail sub-industry. For the Annual Period, the S&P Retail Select Industry Index returned 21.24%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned 51.66%, while the model indicated an expected return of 59.94%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares seeks to provide 300% of the daily return of the Indxx Global Robotics and Artificial Intelligence Thematic Index. The Indxx Global Robotics and Artificial Intelligence Thematic Index is designed to provide exposure to exchange-listed companies in developed markets that are expected to benefit from the adoption and utilization of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments, as defined by the index provider, Indxx. Companies must have a minimum market capitalization of $100 million and a minimum average daily turnover for the last 6 months greater than, or equal to, $2 million in order to be eligible for inclusion in the Index. Since the Fund's inception on April 19, 2018, the Indxx Global Robotics and Artificial Intelligence Thematic Index returned -18.99%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares returned -52.88% for the same period, while the model indicated an expected return of -51.09%.

The Direxion Daily S&P Biotech Bull 3X Shares and the Direxion Daily S&P Biotech Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. The index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards. For the Annual Period, the S&P Biotechnology Select Industry Index returned -5.09%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Biotech Bull 3X Shares returned -35.28%, while the model indicated an expected return of -32.03%. The Direxion Daily S&P Biotech Bear 3X Shares returned -21.81%, while the model indicated an expected return of -25.23%.

The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares and the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor's Index Provider and includes domestic companies from the oil and gas exploration and production sub-industry. The index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards. For the Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned 6.44%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares returned -10.42%, while the model indicated an expected return of -6.07%. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares returned -46.86%, while the model indicated an expected return of -49.15%.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the PHLX Semiconductor Sector Index. The PHLX Semiconductor Sector Index measures the performance of domestic companies engaged in the design, distribution, manufacture and sale of semiconductors. For the Annual Period, the PHLX Semiconductor Index returned -4.08%. Given the daily investment

DIREXION ANNUAL REPORT

objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Semiconductor Bull 3X Shares returned -31.68%, while the model indicated an expected return of -27.45%. The Direxion Daily Semiconductor Bear 3X Shares returned -17.63%, while the model indicated an expected return of -22.27%.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics. For the Annual Period, the Technology Select Sector Index returned 11.80%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Technology Bull 3X Shares returned 16.99%, while the model indicated an expected return of 24.65%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. The Direxion Daily Technology Bear 3X Shares returned -39.38%, while the model indicated an expected return of -42.73%.

The Direxion Daily Transportation Bull 3X Shares seeks to provide 300% of the daily return of the Dow Jones Transportation Average. The Dow Jones Transportation Average is provided by Dow Jones U.S. Index and measures the performance of large, well-known companies within the transportation industry (e.g. shipping, railroad companies, airlines, etc.). For the Annual Period, the Dow Jones Transportation Average returned 5.92%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Transportation Bull 3X Shares returned 1.13%, while the model indicated an expected return of 7.49%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily Utilities Bull 3X Shares seeks to provide 300% of the daily return of the Utilities Select Sector Index. The Utilities Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the utilities sector which includes the following industries: electric utilities; multi-utilities; water utilities; independent power producers and energy trades; and gas utilities. For the Annual Period, the Utilities Select Sector Index returned 1.01%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Utilities Bull 3X Shares returned -8.72%, while the model indicated an expected return of -2.97%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -3.16%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned -11.54%, while the model indicated an expected return of -9.41%. The Direxion Daily 7-10 Year Treasury Bear 3X Shares returned 11.01%, while the model indicated and an expected return of 8.78%.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide 300% and -300%, respectively, of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury

DIREXION ANNUAL REPORT

20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned -6.52%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned -23.07%, while the model indicated an expected return of -19.79%. The Direxion Daily 20+ Year Treasury Bear 3X Shares returned 19.71%, while the model indicated an expected return of 15.03%.

Index Volatility:

Volatility was relatively stable to start the Annual Period, floating beneath its annual 14.75 average. The CBOE Volatility Index spiked in February 2018, reaching a peak close of 37.32. Higher inflation concerns from wage pressures, followed by trade tariff announcements, were some of the catalysts behind the sudden increase in volatility. As economic turmoil headlines cooled, volatility began reverting to its yearly average. During the Annual Period, rising interest rates and trade war concerns served as a persistent headwind to stock prices, leading to further volatility in the markets.

Index	Return	Volatility
S&P Mid Cap 400® Index	1.02%	13.39%
S&P 500® Index	7.35%	14.19%
Russell 2000® Index	1.85%	15.11%
EURO STOXX 50® Index	-13.09%	15.48%
FTSE China 50 Index	-11.05%	23.58%
FTSE Developed Europe All Cap Index	-8.13%	13.64%
S&P Latin America 40 Index	0.03%	25.73%
MSCI Brazil 25/50 Index	3.82%	32.69%
MSCI EAFE® Index	-6.85%	13.08%
MSCI Emerging Markets IndexSM	-12.52%	19.98%
MSCI India Index	-12.42%	19.26%
MSCI Japan Index	-3.56%	14.63%
MSCI Mexico IMI 25/50 Index	-14.05%	23.22%
MSCI Korea 25/50 Index	-19.27%	22.56%
MVIS Russia Index	-0.04%	25.46%
Dow Jones U.S. Select Aerospace & Defense Index	7.78%	17.37%
Energy Select Sector Index	1.76%	19.54%
Russell 1000® Financial Services Index	3.72%	14.76%
NYSE Arca Gold Miners Index	-15.10%	31.83%
Health Care Select Sector Index	11.22%	22.40%
Dow Jones U.S. Select Home Construction Index	-20.95%	22.15%
Industrials Select Sector Index	-0.32%	16.39%
MVIS Global Junior Gold Miners Index	-14.04%	24.71%
MSCI U.S. REIT IndexSM	1.69%	14.46%
ISE-Revere Natural Gas IndexTM	-8.71%	26.25%
Dynamic Pharmaceutical IntellidexSM Index[1]	7.57%	18.07%
S&P Regional Banks Select Industry Index	-3.59%	19.71%
S&P Retail Select Industry Index	21.24%	18.99%
Indxx Global Robotics and Artificial Intelligence Thematic Index[2]	-18.99%	20.05%
S&P Biotechnology Select Industry Index	-5.09%	27.47%

DIREXION ANNUAL REPORT

Index	Return	Volatility
S&P Oil & Gas Exploration & Production Select Industry Index	6.44%	28.72%
PHLX Semiconductor Sector Index	-4.08%	25.32%
Technology Select Sector Index	11.80%	19.41%
Dow Jones Transportation AverageTM4	5.92%	18.23%
Utilities Select Sector Index	1.01%	14.14%
ICE U.S. Treasury 7-10 Year Bond Index	-3.16%	4.11%
ICE U.S. Treasury 20+ Year Bond Index	-6.52%	9.61%

1  Reflects the period of November 15, 2017 to October 31, 2018

2  Reflects the period of April 19, 2018 to October 31, 2018

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Patrick Rudnick
Principal Executive Officer
Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an Index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs' statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1.866.476.7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

Short-term performance, in particular, is not a good indication of the ETF's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF's prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

Shares of the Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Market Price returns are based upon the midpoint of the bid/ask spread at 4:00 pm EST (when NAV is normally calculated) and do not represent the returns you would receive if you traded shares at other times. Brokerage commissions will reduce returns. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense reimbursements or recoupments and fee waivers in effect during certain periods shown. Absent these reimbursements or recoupments and fee waivers, results would have been less favorable.

DIREXION ANNUAL REPORT

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks. REIT (Real Estate Investment Trust).

Direxion Shares Risks – An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of October 31, 2018 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Performance Summary (Unaudited)

January 8, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Mid Cap Bull 3X Shares (NAV)	(7.90)%	20.24%	17.87%	32.68%
Direxion Daily Mid Cap Bull 3X Shares (Market Price)	(8.13)%	20.19%	17.78%	32.79%
S&P Mid Cap 400® Index	1.02%	9.85%	8.89%	14.94%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.13%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Mid Cap® 400 Index measures the performance of the mid-cap segment of the U.S. equity universe. The index is a capitalization-weighted index composed of 400 domestic common stocks. The performance of the S&P Mid Cap® 400 Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares

Performance Summary (Unaudited)

January 8, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Mid Cap Bear 3X Shares (NAV)	(7.53)%	(30.87)%	(30.18)%	(47.05)%
Direxion Daily Mid Cap Bear 3X Shares (Market Price)	(7.46)%	(30.92)%	(30.20)%	(47.06)%
S&P Mid Cap 400® Index	1.02%	9.85%	8.89%	14.94%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.42%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Mid Cap® 400 Index measures the performance of the mid-cap segment of the U.S. equity universe. The index is a capitalization-weighted index composed of 400 domestic common stocks. The performance of the S&P Mid Cap® 400 Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Performance Summary (Unaudited)

November 5, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily S&P 500® Bull 3X Shares (NAV)	9.74%	26.95%	26.93%	26.62%
Direxion Daily S&P 500® Bull 3X Shares (Market Price)	9.58%	26.98%	26.89%	26.59%
S&P 500® Index	7.35%	11.52%	11.34%	12.83%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.03%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Most of the common stocks in the S&P 500 Index® are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The performance of the S&P 500® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bear 3X Shares

Performance Summary (Unaudited)

November 5, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily S&P 500® Bear 3X Shares (NAV)	(23.38)%	(32.20)%	(33.40)%	(43.28)%
Direxion Daily S&P 500® Bear 3X Shares (Market Price)	(23.36)%	(32.21)%	(33.38)%	(43.28)%
S&P 500® Index	7.35%	11.52%	11.34%	12.83%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.11%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Most of the common stocks in the S&P 500 Index® are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The performance of the S&P 500® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Performance Summary (Unaudited)

November 5, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Small Cap Bull 3X Shares (NAV)	(6.49)%	21.59%	13.65%	17.05%
Direxion Daily Small Cap Bull 3X Shares (Market Price)	(6.36)%	21.69%	13.67%	17.09%
Russell 2000® Index	1.85%	10.68%	8.01%	12.27%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.11%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Russell 2000® Index measures the small cap segment of the U.S. equity universe and includes the smallest 2,000 securities in the Russell 3000® Index based on market cap. The performance of the Russell 2000® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

Performance Summary (Unaudited)

November 5, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Small Cap Bear 3X Shares (NAV)	(12.65)%	(35.73)%	(32.51)%	(50.98)%
Direxion Daily Small Cap Bear 3X Shares (Market Price)	(12.83)%	(35.78)%	(32.51)%	(50.99)%
Russell 2000® Index	1.85%	10.68%	8.01%	12.27%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.12%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Russell 2000® Index measures the small cap segment of the U.S. equity universe and includes the smallest 2,000 securities in the Russell 3000® Index based on market cap. The performance of the Russell 2000® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily EURO STOXX 50® Bull 3X Shares

Performance Summary (Unaudited)

July 12, 20171 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily EURO STOXX 50® Bull 3X Shares (NAV)	(42.78)%	(24.06)%
Direxion Daily EURO STOXX 50® Bull 3X Shares (Market Price)	(43.06)%	(24.03)%
EURO STOXX 50® Index	(13.09)%	(4.42)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 3.36%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The EURO STOXX 50® Index is part of the STOXX blue-chip index family and represents the performance of the 50 largest companies among the 19 supersectors in terms of free-float market capitalization in 11 Eurozone countries. These countries have historically included Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Investors cannot invest directly in an index, although they can invest in its underlying securities. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily FTSE China Bull 3X Shares

Performance Summary (Unaudited)

December 3, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily FTSE China Bull 3X Shares (NAV)	(44.39)%	(5.80)%	(9.52)%	(8.09)%
Direxion Daily FTSE China Bull 3X Shares (Market Price)	(44.53)%	(5.88)%	(9.57)%	(8.13)%
FTSE China 50 Index	(11.05)%	4.30%	3.93%	1.64%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.39%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The FTSE China 50 Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the FTSE China 50 Index are weighted based on the total market value of their shares, so that the securities with the higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings are capped to prevent the Index from being overly concentrated in any one stock. The performance of The FTSE China 50 Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily FTSE China Bear 3X Shares

Performance Summary (Unaudited)

December 3, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily FTSE China Bear 3X Shares (NAV)	9.14%	(30.95)%	(33.99)%	(37.93)%
Direxion Daily FTSE China Bear 3X Shares (Market Price)	9.34%	(30.85)%	(33.94)%	(37.91)%
FTSE China 50 Index	(11.05)%	4.30%	3.93%	1.64%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.18%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The FTSE China 50 Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the FTSE China 50 Index are weighted based on the total market value of their shares, so that the securities with the higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings are capped to prevent the Index from being overly concentrated in any one stock. The performance of The FTSE China 50 Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily FTSE Europe Bull 3X Shares

Performance Summary (Unaudited)

January 22, 20141 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily FTSE Europe Bull 3X Shares (NAV)	(32.39)%	(3.44)%	(9.24)%
Direxion Daily FTSE Europe Bull 3X Shares (Market Price)	(32.35)%	(3.72)%	(9.23)%
FTSE Developed Europe All Cap Index	(8.13)%	3.01%	1.00%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large, mid, and small cap companies in developed markets in Europe. The performance of FTSE Developed Europe All Cap Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Latin America Bull 3X Shares

Performance Summary (Unaudited)

December 3, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Latin America Bull 3X Shares (NAV)	(24.04)%	13.28%	(25.49)%	(25.52)%
Direxion Daily Latin America Bull 3X Shares (Market Price)	(24.51)%	13.18%	(25.55)%	(25.54)%
S&P® Latin America 40 Index	0.03%	14.69%	(1.00)%	(1.45)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.46%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P® Latin America 40 Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile, and Mexico. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The performance of the S&P® Latin America 40 Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Brazil Bull 3X Shares

Performance Summary (Unaudited)

April 10, 20131 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI Brazil Bull 3X Shares (NAV)	(25.98)%	21.87%	(36.30)%	(37.28)%
Direxion Daily MSCI Brazil Bull 3X Shares (Market Price)	(26.35)%	21.93%	(36.40)%	(37.31)%
MSCI Brazil 25/50 Index	3.82%	24.12%	(1.28)%	(2.35)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.31%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Brazil 25/50 Index is designed to measure the performance of the large and mid cap segments of the Brazil equity market, covering approximately 85% of the free float-adjusted market capitalization in Brazil. The Index applies certain screens and weightings to take into account the investment limits placed on regulated investment companies ("RICs") under federal tax regulations. One such requirement is that at the end of each quarter of a RIC's tax year, no more than 25% of its assets may be invested in a single issuer and the sum of the weights of all issuers representing more than 5% of the RIC should not exceed 50% of its total assets. The Index aims to reflect these requirements in the selection and weighting of its component securities. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Developed Markets Bull 3X Shares

Performance Summary (Unaudited)

December 17, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI Developed Markets Bull 3X Shares (NAV)	(29.03)%	0.52%	(4.08)%	3.80%
Direxion Daily MSCI Developed Markets Bull 3X Shares (Market Price)	(28.70)%	0.50%	(4.06)%	3.84%
MSCI EAFE® Index	(6.85)%	3.62%	2.02%	7.13%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.37%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The performance of the MSCI EAFE® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Developed Markets Bear 3X Shares

Performance Summary (Unaudited)

December 17, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI Developed Markets Bear 3X Shares (NAV)	21.82%	(17.93)%	(15.20)%	(35.45)%
Direxion Daily MSCI Developed Markets Bear 3X Shares (Market Price)	21.94%	(17.99)%	(15.21)%	(35.46)%
MSCI EAFE® Index	(6.85)%	3.62%	2.02%	7.13%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 2.41%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The performance of the MSCI EAFE® Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.
DIREXION ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Performance Summary (Unaudited)

December 17, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI Emerging Markets Bull 3X Shares (NAV)	(45.51)%	3.29%	(11.98)%	(2.50)%
Direxion Daily MSCI Emerging Markets Bull 3X Shares (Market Price)	(45.37)%	3.27%	(11.96)%	(2.48)%
MSCI Emerging Markets IndexSM	(12.52)%	6.52%	0.78%	7.90%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.28%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The performance of the MSCI Emerging Markets IndexSM does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Performance Summary (Unaudited)

December 17, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI Emerging Markets Bear 3X Shares (NAV)	28.60%	(31.49)%	(20.31)%	(42.37)%
Direxion Daily MSCI Emerging Markets Bear 3X Shares (Market Price)	28.41%	(31.49)%	(20.29)%	(42.37)%
MSCI Emerging Markets IndexSM	(12.52)%	6.52%	0.78%	7.90%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.16%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The performance of the MSCI Emerging Markets IndexSM does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily MSCI India Bull 3X Shares

Performance Summary (Unaudited)

March 11, 20101 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI India Bull 3X Shares (NAV)	(45.89)%	(3.95)%	(0.71)%	(12.19)%
Direxion Daily MSCI India Bull 3X Shares (Market Price)	(46.02)%	(4.17)%	(0.85)%	(12.26)%
MSCI India Index	(12.42)%	3.91%	5.95%	2.26%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.39%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI India Index is designed to measure the performance of equity securities whose market capitalization, as calculated by MSCI, represents the top 85% of companies in the Indian equity securities markets. The performance of the MSCI India Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Japan Bull 3X Shares

Performance Summary (Unaudited)

June 26, 20131 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI Japan Bull 3X Shares (NAV)	(24.47)%	4.71%	1.95%	6.01%
Direxion Daily MSCI Japan Bull 3X Shares (Market Price)	(25.23)%	4.42%	1.73%	5.90%
MSCI Japan Index	(3.56)%	5.44%	4.89%	6.56%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.77%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japan equity market, covering approximately 85% of the free float-adjusted market capitalization in Japan. The performance of the MSCI Japan Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Mexico Bull 3X Shares

Performance Summary (Unaudited)

May 3, 20171 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily MSCI Mexico Bull 3X Shares (NAV)	(49.66)%	(42.22)%
Direxion Daily MSCI Mexico Bull 3X Shares (Market Price)	(49.61)%	(42.18)%
MSCI Mexico IMI 25/50 Index	(14.05)%	(11.08)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 2.90%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Mexico IMI 25/50 Index is designed to measure the performance of the large, mid, and small capitalization segments of the Mexican equity market, covering approximately 99% of the free float-adjusted market capitalization in Mexico. The Index consists of stocks traded primarily on the Mexican Stock Market. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily MSCI South Korea Bull 3X Shares

Performance Summary (Unaudited)

April 10, 20131 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI South Korea Bull 3X Shares (NAV)	(58.26)%	(3.81)%	(13.95)%	(7.63)%
Direxion Daily MSCI South Korea Bull 3X Shares (Market Price)	(58.07)%	(3.76)%	(13.99)%	(7.61)%
MSCI Korea 25/50 Index	(19.27)%	4.84%	0.27%	2.91%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.66%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI Korea 25/50 Index is designed to measure the performance of the large and mid cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Russia Bull 3X Shares

Performance Summary (Unaudited)

May 25, 20111 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Russia Bull 3X Shares (NAV)	(23.20)%	5.63%	(36.40)%	(38.73)%
Direxion Daily Russia Bull 3X Shares (Market Price)	(24.15)%	5.72%	(36.47)%	(38.75)%
MVIS Russia Index	(0.04)%	11.71%	(2.96)%	(4.57)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.24%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MVIS Russia Index is a rules-based, modified capitalization weighted, float adjusted index, intended to represent the overall performance of publically-traded companies that are domiciled and primarily listed on an exchange in Russia or that generate at least 50% of their revenues in Russia. Components of the Index must have a market capitalization of greater than $150 million on a rebalancing date to be eligible for the Index. The Index rebalances quarterly. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Russia Bear 3X Shares

Performance Summary (Unaudited)

May 25, 20111 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Russia Bear 3X Shares (NAV)	(25.16)%	(51.19)%	(40.32)%	(39.79)%
Direxion Daily Russia Bear 3X Shares (Market Price)	(24.78)%	(51.16)%	(40.26)%	(39.76)%
MVIS Russia Index	(0.04)%	11.71%	(2.96)%	(4.57)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.18%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MVIS Russia Index is a rules-based, modified capitalization weighted, float adjusted index, intended to represent the overall performance of publically-traded companies that are domiciled and primarily listed on an exchange in Russia or that generate at least 50% of their revenues in Russia. Components of the Index must have a market capitalization of greater than $150 million on a rebalancing date to be eligible for the Index. The Index rebalances quarterly. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Aerospace & Defense Bull 3X Shares

Performance Summary (Unaudited)

May 3, 20171 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Aerospace & Defense Bull 3X Shares (NAV)	7.39%	43.58%
Direxion Daily Aerospace & Defense Bull 3X Shares (Market Price)	7.50%	43.60%
Dow Jones U.S. Select Aerospace & Defense Index	7.78%	17.73%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.36%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Dow Jones U.S. Select Aerospace & Defense Index attempts to measure the performance of the aerospace and defense industry of the U.S. equity market. The Index Provider selects the stocks comprising the Index from the aerospace and defense sector on the basis of the float-adjusted, market capitalization-weight of each constituent. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

Performance Summary (Unaudited)

November 6, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Energy Bull 3X Shares (NAV)	(11.59)%	(9.12)%	(20.85)%	(6.87)%
Direxion Daily Energy Bull 3X Shares (Market Price)	(11.63)%	(9.21)%	(20.90)%	(6.88)%
Energy Select Sector Index	1.76%	2.65%	(2.22)%	5.33%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.10%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Energy Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. Each of the component securities of the Index is a constituent company of the S&P 500 Index. The performance of Energy Select Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Energy Bear 3X Shares

Performance Summary (Unaudited)

November 6, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Energy Bear 3X Shares (NAV)	(19.34)%	(26.72)%	(16.58)%	(41.16)%
Direxion Daily Energy Bear 3X Shares (Market Price)	(19.33)%	(26.71)%	(16.56)%	(41.16)%
Energy Select Sector Index	1.76%	2.65%	(2.22)%	5.33%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.15%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Energy Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. Each of the component securities of the Index is a constituent company of the S&P 500 Index. The performance of Energy Select Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Performance Summary (Unaudited)

November 6, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Financial Bull 3X Shares (NAV)	(1.98)%	25.08%	25.54%	3.68%
Direxion Daily Financial Bull 3X Shares (Market Price)	(2.16)%	25.03%	25.45%	3.67%
Russell 1000® Financial Services Index	3.72%	11.76%	11.52%	11.80%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.01%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Russell 1000® Financial Services Index measures the performance of all financial services related securities in the Russell 1000® Index. The performance of the Russell 1000® Financial Services Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Performance Summary (Unaudited)

November 6, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Financial Bear 3X Shares (NAV)	(16.26)%	(35.43)%	(36.05)%	(56.71)%
Direxion Daily Financial Bear 3X Shares (Market Price)	(16.15)%	(35.43)%	(36.01)%	(56.71)%
Russell 1000® Financial Services Index	3.72%	11.76%	11.52%	11.08%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.15%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Russell 1000® Financial Services Index measures the performance of all financial services related to securities in the Russell 1000® Index. The performance of the Russell 1000® Financial Services Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Gold Miners Index Bull 3X Shares

Performance Summary (Unaudited)

December 8, 20101 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Gold Miners Index Bull 3X Shares (NAV)	(54.12)%	(21.56)%	(49.00)%	(59.02)%
Direxion Daily Gold Miners Index Bull 3X Shares (Market Price)	(54.41)%	(21.77)%	(49.02)%	(59.02)%
NYSE Arca Gold Miners Index	(15.10)%	9.19%	(4.53)%	(13.70)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.20%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Gold Miners Index Bear 3X Shares

Performance Summary (Unaudited)

December 8, 20101 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Gold Miners Index Bear 3X Shares (NAV)	28.33%	(64.72)%	(53.05)%	(34.15)%
Direxion Daily Gold Miners Index Bear 3X Shares (Market Price)	29.09%	(64.60)%	(53.00)%	(34.13)%
NYSE Arca Gold Miners Index	(15.10)%	9.19%	(4.53)%	(13.70)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.06%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Performance Summary (Unaudited)

June 15, 20111 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Healthcare Bull 3X Shares (NAV)	20.69%	17.74%	29.19%	38.51%
Direxion Daily Healthcare Bull 3X Shares (Market Price)	20.83%	17.76%	29.04%	38.49%
Health Care Select Sector Index	11.22%	9.37%	12.82%	15.44%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.11%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Health Care Select Sector Index includes companies from the following industries: pharmaceuticals; health care providers & services; health care equipment & supplies; biotechnology; life sciences tools & services; and health care technology. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Performance Summary (Unaudited)

August 19, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily Homebuilders & Supplies Bull 3X Shares (NAV)	(59.92)%	(0.34)%	(9.81)%
Direxion Daily Homebuilders & Supplies Bull 3X Shares (Market Price)	(59.97)%	(0.46)%	(9.85)%
Dow Jones U.S. Select Home Construction Index	(20.95)%	5.52%	2.37%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.55%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Dow Jones U.S. Select Home Construction Index measures U.S. companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and products, sellers and suppliers if building materials, furnishings and fixtures and also home improvement retailers. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Industrials Bull 3X Shares

Performance Summary (Unaudited)

May 3, 20171 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Industrials Bull 3X Shares (NAV)	(14.26)%	4.01%
Direxion Daily Industrials Bull 3X Shares (Market Price)	(14.24)%	4.19%
Industrials Select Sector Index	(0.32)%	5.48%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 3.67%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Industrials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the industrials sector which includes the following industries: aerospace and defense; industry conglomerates; and machinery. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Performance Summary (Unaudited)

October 3, 20131 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Junior Gold Miners Index Bull 3X Shares (NAV)	(52.74)%	(23.38)%	(58.59)%	(60.17)%
Direxion Daily Junior Gold Miners Index Bull 3X Shares (Market Price)	(52.70)%	(23.29)%	(58.62)%	(60.13)%
MVIS Global Junior Gold Miners Index	(14.04)%	11.94%	(5.05)%	(5.80)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.18%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MVIS Global Junior Gold Miners Index is a cap-weighted total return index that covers the largest and most liquid small-cap companies that derive at least 50% from Gold or Silver mining or have properties to do so. The performance of the MVIS Global Junior Gold Miners Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Performance Summary (Unaudited)

October 3, 20131 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Junior Gold Miners Index Bear 3X Shares (NAV)	17.70%	(76.46)%	(70.23)%	(69.26)%
Direxion Daily Junior Gold Miners Index Bear 3X Shares (Market Price)	17.34%	(76.49)%	(70.18)%	(69.25)%
MVIS Global Junior Gold Miners Index	(14.04)%	11.94%	(5.05)%	(5.80)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.07%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MVIS Global Junior Gold Miners Index is a cap-weighted total return index that covers the largest and most liquid small-cap companies that derive at least 50% from Gold or Silver mining or have properties to do so. The performance of the MVIS Global Junior Gold Miners Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Real Estate Bull 3X Shares

Performance Summary (Unaudited)

July 16, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI Real Estate Bull 3X Shares (NAV)	(7.13)%	2.70%	12.52%	31.21%
Direxion Daily MSCI Real Estate Bull 3X Shares (Market Price)	(7.03)%	2.71%	12.49%	31.11%
MSCI U.S. REIT IndexSM	1.69%	4.66%	7.55%	15.22%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.13%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI U.S. REIT IndexSM is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI U.S. Investable Market 2500 Index. The performance of the MSCI U.S. REIT IndexSM does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Real Estate Bear 3X Shares

Performance Summary (Unaudited)

July 16, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily MSCI Real Estate Bear 3X Shares (NAV)	(10.68)%	(21.76)%	(29.17)%	(49.69)%
Direxion Daily MSCI Real Estate Bear 3X Shares (Market Price)	(10.94)%	(21.84)%	(29.17)%	(49.70)%
MSCI U.S. REIT IndexSM	1.69%	4.66%	7.55%	15.22%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.48%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The MSCI U.S. REIT IndexSM is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI U.S. Investable Market 2500 Index. The performance of the MSCI U.S. REIT IndexSM does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Performance Summary (Unaudited)

July 14, 20101 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Natural Gas Related Bull 3X Shares (NAV)	(41.89)%	(59.25)%	(76.25)%	(58.61)%
Direxion Daily Natural Gas Related Bull 3X Shares (Market Price)	(41.69)%	(59.22)%	(76.22)%	(58.62)%
ISE-Revere Natural Gas IndexTM	(8.71)%	(12.06)%	(26.39)%	(14.57)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.14%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ISE-Revere Natural Gas IndexTM has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long term trends in the Natural Gas industry. The performance of the ISE-Revere Natural Gas IndexTM does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Natural Gas Related Bear 3X Shares

Performance Summary (Unaudited)

December 3, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Natural Gas Related Bear 3X Shares (NAV)	(7.53)%	(45.76)%
Direxion Daily Natural Gas Related Bear 3X Shares (Market Price)	(7.41)%	(45.73)%
ISE-Revere Natural Gas IndexTM	(8.71)%	(9.01)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.83%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage, and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ISE-Revere Natural Gas IndexTM has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long term trends in the Natural Gas industry. The performance of the ISE-Revere Natural Gas IndexTM does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Performance Summary (Unaudited)

November 15, 20171 - October 31, 2018

Total Return[2]
Since Inception
Direxion Daily Pharmaceutical & Medical Bull 3X Shares (NAV)	6.49%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares (Market Price)	8.18%
Dynamic Pharmaceutical IntellidexSM Index	7.57%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.13%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Dynamic Pharmaceutical Intellidex Index consists of common shares of companies that are principally engaged in research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. The Index may include pharmaceutical companies and other companies that facilitate the testing or regulatory approval of drugs. NYSE Arca, Inc., the Index Provider, begins with the 2,000 largest companies listed on both the NYSE MKT and NASDAQ exchanges and then uses a proprietary model that ranks the stocks for capital appreciation potential. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Performance Summary (Unaudited)

August 19, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily Regional Banks Bull 3X Shares (NAV)	(25.20)%	12.47%	7.35%
Direxion Daily Regional Banks Bull 3X Shares (Market Price)	(25.26)%	12.48%	7.46%
S&P Regional Banks Select Industry Index	(3.59)%	10.27%	9.22%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.27%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) regional banks sub-industry. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Regional Banks Bear 3X Shares

Performance Summary (Unaudited)

August 19, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Year	Since Inception
Direxion Daily Regional Banks Bear 3X Shares (NAV)	(5.76)%	(43.39)%	(41.94)%
Direxion Daily Regional Banks Bear 3X Shares (Market Price)	(5.54)%	(43.31)%	(41.94)%
S&P Regional Banks Select Industry Index	(3.59)%	10.27%	9.22%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 2.27%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) regional banks sub-industry. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Performance Summary (Unaudited)

July 14, 20101 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Retail Bull 3X Shares (NAV)	51.66%	1.23%	16.40%	35.98%
Direxion Daily Retail Bull 3X Shares (Market Price)	51.66%	1.27%	16.24%	35.98%
S&P Retail Select Industry® Index	21.24%	2.46%	3.70%	13.28%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.22%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Retail Select Industry® Index represents the retail sub-industry portion of the S&P TMI. The S&P TMI tracks all eligible U.S. common equities listed on the NYSE, NYSE Arca, NYSE MKT, NASDAQ Global Select Market, NASDAQ Select Market, NASDAQ Capital Market, Bats BZX, Bats BYX, Bats EDGA, or Bats EDGX exchanges. The Retail Index is a modified equal weight index. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares

Performance Summary (Unaudited)

April 19, 20181 - October 31, 2018

Total Return
Since Inception
Direxion Daily Robotics, Artificial Intelligence & Automation (NAV)	(52.88)%
Direxion Daily Robotics, Artificial Intelligence & Automation (Market)	(52.68)%
Indxx Global Robotics & Artificial Intelligence Thematic Index	(18.99)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.23%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Indxx Global Robotics & Artificial Intelligence Thematic Index is designed to provide exposure to exchange-listed companies in developed markets that are expected to benefit from the adoption and utilization of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments (collectively, "Robotics & Artificial Intelligence Companies"), as defined by Indxx, the Index Provider. Investor cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Performance Summary (Unaudited)

May 28, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily S&P Biotech Bull 3X Shares (NAV)	(35.28)%	(13.68)%	(28.98)%
Direxion Daily S&P Biotech Bull 3X Shares (Market Price)	(35.44)%	(13.71)%	(28.98)%
S&P Biotechnology Select Industry Index	(5.09)%	6.09%	0.33%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.08%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. The Index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards (GICS). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily S&P Biotech Bear 3X Shares

Performance Summary (Unaudited)

May 28, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily S&P Biotech Bear 3X Shares (NAV)	(21.81)%	(54.22)%	(49.11)%
Direxion Daily S&P Biotech Bear 3X Shares (Market Price)	(21.62)%	(54.23)%	(49.08)%
S&P Biotechnology Select Industry Index	(5.09)%	6.09%	0.33%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.14%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage, and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. The Index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards (GICS). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Performance Summary (Unaudited)

May 28, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares (NAV)	(10.42)%	(30.57)%	(47.06)%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares (Market Price)	(10.29)%	(30.43)%	(47.02)%
S&P Oil & Gas Exploration & Production Select Industry Index	6.44%	0.24%	(7.75)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.17%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor's Index Provider and includes domestic companies from the oil and gas exploration and production sub-industry. The Index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (GICS). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares

Performance Summary (Unaudited)

May 28, 20151 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	Since Inception
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares (NAV)	(46.86)%	(50.23)%	(39.84)%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares (Market Price)	(46.63)%	(50.20)%	(39.80)%
S&P Oil & Gas Exploration & Production Select Industry Index	6.44%	0.24%	(7.75)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.20%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor's Index Provider and includes domestic companies from the oil and gas exploration and production sub-industry. The Index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (GICS). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Performance Summary (Unaudited)

March 11, 20101 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Semiconductor Bull 3X Shares (NAV)	(31.68)%	57.82%	48.55%	31.39%
Direxion Daily Semiconductor Bull 3X Shares (Market Price)	(31.63)%	57.76%	48.55%	31.39%
PHLX Semiconductor Sector Index	(4.08)%	24.20%	21.00%	16.99%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.00%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The PHLX Semiconductor Sector Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. The performance of the PHLX Semiconductor Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares

Performance Summary (Unaudited)

March 11, 20101 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Semiconductor Bear 3X Shares (NAV)	(17.63)%	(60.19)%	(56.99)%	(55.66)%
Direxion Daily Semiconductor Bear 3X Shares (Market Price)	(17.60)%	(60.17)%	(56.99)%	(55.66)%
PHLX Semiconductor Sector Index	(4.08)%	24.20%	21.00%	16.99%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.18%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The PHLX Semiconductor Sector Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. The performance of the PHLX Semiconductor Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Performance Summary (Unaudited)

December 17, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Technology Bull 3X Shares (NAV)	16.99%	48.35%	46.16%	46.05%
Direxion Daily Technology Bull 3X Shares (Market Price)	16.76%	48.25%	46.04%	46.09%
Technology Select Sector Index	11.80%	18.80%	17.77%	18.33%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.09%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Technology Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: computers & peripherals; software; diversified telecommunications services; communications equipment; semiconductors & semiconductors equipment; internet software and energy equipment & services; IT services; electronic equipment, instruments & components; wireless telecommunications services; and office electronics. Each of the component securities of the Index is a constituent company of the S&P 500® Index. The performance of Technology Select Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Performance Summary (Unaudited)

December 17, 20081 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily Technology Bear 3X Shares (NAV)	(39.38)%	(47.49)%	(46.68)%	(51.79)%
Direxion Daily Technology Bear 3X Shares (Market Price)	(39.20)%	(47.43)%	(46.62)%	(51.78)%
Technology Select Sector Index	11.80%	18.80%	17.77%	18.33%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.29%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Technology Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: computers & peripherals; software; diversified telecommunications services; communications equipment; semiconductors & semiconductors equipment; internet software and energy equipment & services; IT services; electronic equipment, instruments & components; wireless telecommunications services; and office electronics. Each of the component securities of the Index is a constituent company of the S&P 500® Index. The performance of Technology Select Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Transportation Bull 3X Shares

Performance Summary (Unaudited)

May 3, 20171 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Transportation Bull 3X Shares (NAV)	1.13%	12.36%
Direxion Daily Transportation Bull 3X Shares (Market Price)	0.29%	11.94%
Dow Jones Transportation Average	5.92%	8.97%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 3.69%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Dow Jones Transportation Average (DJTTR) is provided by Dow Jones and measures the performance of large, well-known companies within the transportation industry (e.g. shipping, railroad companies, airlines, etc.). Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily Utilities Bull 3X Shares

Performance Summary (Unaudited)

May 3, 20171 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	Since Inception
Direxion Daily Utilities Bull 3X Shares (NAV)	(8.72)%	8.92%
Direxion Daily Utilities Bull 3X Shares (Market Price)	(8.60)%	8.88%
Utilities Select Sector Index	1.01%	6.52%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 3.60%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The Utilities Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: electric utilities, multi-utilities, water utilities, independent power producers and energy trades, and gas utilities Each of the component securities of the Index is a constituent company of the S&P 500® Index. The performance of Utilities Select Sector Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Performance Summary (Unaudited)

April 16, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily 7-10 Year Treasury Bull 3X Shares (NAV)	(11.54)%	(3.07)%	2.02%	5.07%
Direxion Daily 7-10 Year Treasury Bull 3X Shares (Market Price)	(11.71)%	(3.61)%	2.01%	5.05%
ICE U.S. Treasury 7-10 Year Bond Index	(3.16)%	(0.11)%	1.57%	2.91%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.83%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. The performance of the ICE U.S. Treasury 7-10 Year Bond Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Performance Summary (Unaudited)

April 16, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily 7-10 Year Treasury Bear 3X Shares (NAV)	11.01%	(1.97)%	(8.26)%	(12.39)%
Direxion Daily 7-10 Year Treasury Bear 3X Shares (Market Price)	10.98%	(1.78)%	(8.26)%	(12.36)%
ICE U.S. Treasury 7-10 Year Bond Index	(3.16)%	(0.11)%	1.57%	2.91%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.17%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. The performance of the ICE U.S. Treasury 7-10 Year Bond Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bull 3X Shares

Performance Summary (Unaudited)

April 16, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily 20+ Year Treasury Bull 3X Shares (NAV)	(23.07)%	(6.50)%	4.83%	2.69%
Direxion Daily 20+ Year Treasury Bull 3X Shares (Market Price)	(23.05)%	(6.48)%	4.83%	2.61%
ICE U.S. Treasury 20+ Year Bond Index	(6.52)%	(0.06)%	3.80%	4.10%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.10%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation and the use of leverage. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified multiple (300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. The performance of the ICE U.S. Treasury 20+ Year Bond Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of 300% of its NAV through a combination of equities and derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Performance Summary (Unaudited)

April 16, 20091 - October 31, 2018

	Average Annual Total Return[2]
	1 Year	3 Years	5 Years	Since Inception
Direxion Daily 20+ Year Treasury Bear 3X Shares (NAV)	19.71%	(6.03)%	(18.74)%	(22.67)%
Direxion Daily 20+ Year Treasury Bear 3X Shares (Market Price)	19.65%	(6.05)%	(18.74)%	(22.62)%
ICE U.S. Treasury 20+ Year Bond Index	(6.52)%	(0.06)%	3.80%	4.10%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund's total annual operating expense ratio (gross) is 1.02%. Rafferty Asset Management, LLC has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for other expenses through September 1, 2020 to the extent the Total Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.direxioninvestments.com.

A fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and a Bear Fund's inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund's specified inverse multiple (-300%) will not generally equal a fund's performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. Shares of Direxion Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. The performance of the ICE U.S. Treasury 20+ Year Bond Index does not reflect the deduction of fees associated with the Fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

The Fund seeks daily exposure of -300% of its NAV through derivatives. "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1  Commencement of investment operations.

2  As of October 31, 2018.

DIREXION ANNUAL REPORT

Expense Example (Unaudited)

October 31, 2018

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period May 1, 2018 to October 31, 2018" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (Unaudited)

October 31, 2018

	Annualized Expense Ratio	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period*
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	1.13%	$1,000.00	$898.30	$5.41
Based on hypothetical 5% return	1.13%	1,000.00	1,019.51	5.75
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.99%	1,000.00	1,047.20	5.11
Based on hypothetical 5% return	0.99%	1,000.00	1,020.21	5.04
Direxion Daily S&P 500® Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,046.90	5.16
Based on hypothetical 5% return	1.00%	1,000.00	1,020.16	5.09
Direxion Daily S&P 500® Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	898.30	4.59
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	1.16%	1,000.00	902.10	5.56
Based on hypothetical 5% return	1.16%	1,000.00	1,019.36	5.90

DIREXION ANNUAL REPORT

Expense Example (Unaudited)

October 31, 2018

	Annualized Expense Ratio	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period*
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.95%	$1,000.00	$1,014.20	$4.82
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily EURO STOXX 50® Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	601.70	3.84
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily FTSE China Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	546.90	3.74
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily FTSE China Bear 3X Shares
Based on actual fund return	1.05%	1,000.00	1,444.70	6.47
Based on hypothetical 5% return	1.05%	1,000.00	1,019.91	5.35
Direxion Daily FTSE Europe Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	665.40	4.07
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Latin America Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	648.80	4.16
Based on hypothetical 5% return	1.00%	1,000.00	1,020.16	5.09
Direxion Daily MSCI Brazil Bull 3X Shares
Based on actual fund return	1.13%	1,000.00	702.00	4.85
Based on hypothetical 5% return	1.13%	1,000.00	1,019.51	5.75
Direxion Daily MSCI Developed Markets Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	690.40	4.18
Based on hypothetical 5% return	0.98%	1,000.00	1,020.26	4.99
Direxion Daily MSCI Developed Markets Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,353.70	5.70
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	541.80	3.73
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Based on actual fund return	1.03%	1,000.00	1,546.10	6.61
Based on hypothetical 5% return	1.03%	1,000.00	1,020.01	5.24
Direxion Daily MSCI India Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	589.00	3.93
Based on hypothetical 5% return	0.98%	1,000.00	1,020.26	4.99
Direxion Daily MSCI Japan Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	713.60	4.19
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily MSCI Mexico Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	496.20	3.62
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily MSCI South Korea Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	414.70	3.49
Based on hypothetical 5% return	0.98%	1,000.00	1,020.26	4.99
Direxion Daily Russia Bull 3X Shares
Based on actual fund return	0.94%	1,000.00	862.70	4.41
Based on hypothetical 5% return	0.94%	1,000.00	1,020.47	4.79
Direxion Daily Russia Bear 3X Shares
Based on actual fund return	1.02%	1,000.00	915.40	4.92
Based on hypothetical 5% return	1.02%	1,000.00	1,020.06	5.19
Direxion Daily Aerospace & Defense Bull 3X Shares
Based on actual fund return	1.14%	1,000.00	938.80	5.57
Based on hypothetical 5% return	1.14%	1,000.00	1,019.46	5.80

DIREXION ANNUAL REPORT

Expense Example (Unaudited)

October 31, 2018

	Annualized Expense Ratio	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period*
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	1.11%	$1,000.00	$721.70	$4.82
Based on hypothetical 5% return	1.11%	1,000.00	1,019.61	5.65
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	1.03%	1,000.00	1,188.50	5.68
Based on hypothetical 5% return	1.03%	1,000.00	1,020.01	5.24
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	1.05%	1,000.00	929.30	5.11
Based on hypothetical 5% return	1.05%	1,000.00	1,019.91	5.35
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	997.80	4.83
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Gold Miners Index Bull 3X Shares
Based on actual fund return	0.94%	1,000.00	528.70	3.62
Based on hypothetical 5% return	0.94%	1,000.00	1,020.47	4.79
Direxion Daily Gold Miners Index Bear 3X Shares
Based on actual fund return	1.13%	1,000.00	1,432.90	6.93
Based on hypothetical 5% return	1.13%	1,000.00	1,019.51	5.75
Direxion Daily Healthcare Bull 3X Shares
Based on actual fund return	1.10%	1,000.00	1,214.70	6.14
Based on hypothetical 5% return	1.10%	1,000.00	1,019.66	5.60
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	484.70	3.59
Based on hypothetical 5% return	0.96%	1,000.00	1,020.37	4.89
Direxion Daily Industrials Bull 3X Shares
Based on actual fund return	1.09%	1,000.00	870.60	5.14
Based on hypothetical 5% return	1.09%	1,000.00	1,019.71	5.55
Direxion Daily Junior Gold Miners Index Bull 3X Shares
Based on actual fund return	0.92%	1,000.00	517.40	3.52
Based on hypothetical 5% return	0.92%	1,000.00	1,020.57	4.69
Direxion Daily Junior Gold Miners Index Bear 3X Shares
Based on actual fund return	1.08%	1,000.00	1,456.40	6.69
Based on hypothetical 5% return	1.08%	1,000.00	1,019.76	5.50
Direxion Daily MSCI Real Estate Bull 3X Shares
Based on actual fund return	1.23%	1,000.00	1,136.50	6.62
Based on hypothetical 5% return	1.23%	1,000.00	1,019.00	6.26
Direxion Daily MSCI Real Estate Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	812.50	4.43
Based on hypothetical 5% return	0.97%	1,000.00	1,020.32	4.94
Direxion Daily Natural Gas Related Bull 3X Shares
Based on actual fund return	1.28%	1,000.00	614.50	5.21
Based on hypothetical 5% return	1.28%	1,000.00	1,018.75	6.51
Direxion Daily Natural Gas Related Bear 3X Shares
Based on actual fund return	1.00%	1,000.00	1,250.50	5.67
Based on hypothetical 5% return	1.00%	1,000.00	1,020.16	5.09
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,195.30	5.53
Based on hypothetical 5% return	1.00%	1,000.00	1,020.16	5.09
Direxion Daily Regional Banks Bull 3X Shares
Based on actual fund return	1.02%	1,000.00	634.40	4.20
Based on hypothetical 5% return	1.02%	1,000.00	1,020.06	5.19
Direxion Daily Regional Banks Bear 3X Shares
Based on actual fund return	1.03%	1,000.00	1,370.30	6.15
Based on hypothetical 5% return	1.03%	1,000.00	1,020.01	5.24

DIREXION ANNUAL REPORT

Expense Example (Unaudited)

October 31, 2018

	Annualized Expense Ratio	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period*
Direxion Daily Retail Bull 3X Shares
Based on actual fund return	1.17%	$1,000.00	$1,083.50	$6.14
Based on hypothetical 5% return	1.17%	1,000.00	1,019.31	5.96
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	562.60	3.74
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily S&P Biotech Bull 3X Shares
Based on actual fund return	1.19%	1,000.00	663.00	4.99
Based on hypothetical 5% return	1.19%	1,000.00	1,019.21	6.06
Direxion Daily S&P Biotech Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,105.70	5.04
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Based on actual fund return	1.08%	1,000.00	675.50	4.56
Based on hypothetical 5% return	1.08%	1,000.00	1,019.76	5.50
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	1,041.20	5.04
Based on hypothetical 5% return	0.98%	1,000.00	1,020.26	4.99
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	1.11%	1,000.00	829.10	5.12
Based on hypothetical 5% return	1.11%	1,000.00	1,019.61	5.65
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	951.50	4.82
Based on hypothetical 5% return	0.98%	1,000.00	1,020.26	4.99
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	1.25%	1,000.00	1,115.40	6.66
Based on hypothetical 5% return	1.25%	1,000.00	1,018.90	6.36
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	770.20	4.24
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Transportation Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	884.30	4.51
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Utilities Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,119.70	5.08
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	1.02%	1,000.00	988.20	5.11
Based on hypothetical 5% return	1.02%	1,000.00	1,020.06	5.19
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	1.09%	1,000.00	1,005.40	5.51
Based on hypothetical 5% return	1.09%	1,000.00	1,019.71	5.55
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	873.10	4.49
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	1.01%	1,000.00	1,106.40	5.36
Based on hypothetical 5% return	1.01%	1,000.00	1,020.11	5.14

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days (the number of days in the period of May 1, 2018 to October 31, 2018), then divided by 365.

DIREXION ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

October 31, 2018

	Cash*	Common Stocks	Investment Companies	Master Limited Partnerships	Swaps	Total
Direxion Daily Mid Cap Bull 3X Shares	47%	—	64%	—	(11)%	100%
Direxion Daily Mid Cap Bear 3X Shares	81%	—	—	—	19%	100%
Direxion Daily S&P 500® Bull 3X Shares	24%	—	76%	—	0%**	100%
Direxion Daily S&P 500® Bear 3X Shares	99%	—	—	—	1%	100%
Direxion Daily Small Cap Bull 3X Shares	42%	—	62%	—	(4)%	100%
Direxion Daily Small Cap Bear 3X Shares	96%	—	—	—	4%	100%
Direxion Daily EURO STOXX 50® Bull 3X Shares	40%	—	80%	—	(20)%	100%
Direxion Daily FTSE China Bull 3X Shares	41%	—	71%	—	(12)%	100%
Direxion Daily FTSE China Bear 3X Shares	86%	—	—	—	14%	100%
Direxion Daily FTSE Europe Bull 3X Shares	38%	—	60%	—	2%	100%
Direxion Daily Latin America Bull 3X Shares	37%	—	55%	—	8%	100%
Direxion Daily MSCI Brazil Bull 3X Shares	3%	—	56%	—	41%	100%
Direxion Daily MSCI Developed Markets Bull 3X Shares	43%	—	73%	—	(16)%	100%
Direxion Daily MSCI Developed Markets Bear 3X Shares	106%	—	—	—	(6)%	100%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	43%	—	72%	—	(15)%	100%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	101%	—	—	—	(1)%	100%
Direxion Daily MSCI India Bull 3X Shares	30%	—	71%	—	(1)%	100%
Direxion Daily MSCI Japan Bull 3X Shares	20%	—	79%	—	1%	100%
Direxion Daily MSCI Mexico Bull 3X Shares	81%	—	62%	—	(43)%	100%
Direxion Daily MSCI South Korea Bull 3X Shares	40%	—	76%	—	(16)%	100%
Direxion Daily Russia Bull 3X Shares	55%	—	43%	—	2%	100%
Direxion Daily Russia Bear 3X Shares	105%	—	—	—	(5)%	100%
Direxion Daily Aerospace & Defense Bull 3X Shares	27%	74%	—	—	(1)%	100%
Direxion Daily Energy Bull 3X Shares	40%	—	65%	—	(5)%	100%
Direxion Daily Energy Bear 3X Shares	70%	—	—	—	30%	100%
Direxion Daily Financial Bull 3X Shares	33%	73%	—	—	(6)%	100%
Direxion Daily Financial Bear 3X Shares	109%	—	—	—	(9)%	100%
Direxion Daily Gold Miners Index Bull 3X Shares	70%	—	48%	—	(18)%	100%
Direxion Daily Gold Miners Index Bear 3X Shares	73%	—	—	—	27%	100%
Direxion Daily Healthcare Bull 3X Shares	23%	—	73%	—	4%	100%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	59%	67%	—	—	(26)%	100%
Direxion Daily Industrials Bull 3X Shares	33%	—	78%	—	(11)%	100%
Direxion Daily Junior Gold Miners Index Bull 3X Shares	115%	—	23%	—	(38)%	100%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	75%	—	—	—	25%	100%
Direxion Daily MSCI Real Estate Bull 3X Shares	12%	75%	—	—	13%	100%
Direxion Daily MSCI Real Estate Bear 3X Shares	107%	—	—	—	(7)%	100%
Direxion Daily Natural Gas Related Bull 3X Shares	61%	50%	—	6%	(17)%	100%
Direxion Daily Natural Gas Related Bear 3X Shares	63%	—	—	—	37%	100%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	37%	76%	—	—	(13)%	100%
Direxion Daily Regional Banks Bull 3X Shares	15%	79%	—	—	6%	100%
Direxion Daily Regional Banks Bear 3X Shares	71%	—	—	—	29%	100%
Direxion Daily Retail Bull 3X Shares	27%	76%	—	—	(3)%	100%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	43%	—	73%	—	(16)%	100%
Direxion Daily S&P Biotech Bull 3X Shares	96%	—	22%	—	(18)%	100%
Direxion Daily S&P Biotech Bear 3X Shares	108%	—	—	—	(8)%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	48%	—	50%	—	2%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	62%	—	—	—	38%	100%
Direxion Daily Semiconductor Bull 3X Shares	44%	68%	—	—	(12)%	100%
Direxion Daily Semiconductor Bear 3X Shares	114%	—	—	—	(14)%	100%
Direxion Daily Technology Bull 3X Shares	33%	—	61%	—	6%	100%
Direxion Daily Technology Bear 3X Shares	100%	—	—	—	0%**	100%
Direxion Daily Transportation Bull 3X Shares	35%	75%	—	—	(10)%	100%
Direxion Daily Utilities Bull 3X Shares	36%	—	62%	—	2%	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	36%	—	71%	—	(7)%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	92%	—	—	—	8%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	37%	—	72%	—	(9)%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	81%	—	—	—	19%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

**  Less than 0.5%.
DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 64.1%
203,082	iShares Core S&P Mid-Cap ETF	$36,971,078
	TOTAL INVESTMENT COMPANIES (Cost $38,868,354)	$36,971,078
SHORT TERM INVESTMENTS - 31.0%
Money Market Funds - 31.0%
6,739,501	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$6,739,501
11,119,294	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	11,119,294
	TOTAL SHORT TERM INVESTMENTS (Cost $17,858,795)	$17,858,795
	TOTAL INVESTMENTS (Cost $56,727,149) - 95.1% (b)	$54,829,873
	Other Assets in Excess of Liabilities - 4.9%	2,848,190
	TOTAL NET ASSETS - 100.0%	$57,678,063

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,829,873.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	2.7296% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2018	11,123	$21,337,529	$(1,183,407)
Total return of S&P MidCap 400® Index	2.6120% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	20,224	37,117,309	(383,662)
Total return of S&P MidCap 400® Index	2.6220% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	43,204	83,699,116	(4,918,449)
					$142,153,954	$(6,485,518)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.9%
Money Market Funds - 68.9%
1,186,902	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$1,186,902
1,847,151	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	1,847,151
	TOTAL SHORT TERM INVESTMENTS (Cost $3,034,053) (b)	$3,034,053
	TOTAL INVESTMENTS (Cost $3,034,053) - 68.9%	$3,034,053
	Other Assets in Excess of Liabilities - 31.1%	1,370,352
	TOTAL NET ASSETS - 100.0%	$4,404,405

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,034,053.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.0320% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Deutsche Bank AG London	12/6/2018	2,615	$4,788,603	$16,423
2.3620% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Credit Suisse International	12/17/2018	3,802	7,686,068	757,219
2.1520% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	BNP Paribas	1/16/2019	823	1,552,729	53,935
					$14,027,400	$827,577

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 76.3%
2,774,322	SPDR® S&P 500® ETF Trust	$756,724,069
	TOTAL INVESTMENT COMPANIES (Cost $750,101,620)	$756,724,069
SHORT TERM INVESTMENTS - 22.0%
Money Market Funds - 22.0%
206,405,823	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$206,405,823
12,478,616	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	12,478,616
	TOTAL SHORT TERM INVESTMENTS (Cost $218,884,439)	$218,884,439
	TOTAL INVESTMENTS (Cost $968,986,059) - 98.3% (b)	$975,608,508
	Other Assets in Excess of Liabilities - 1.7%	16,623,196
	TOTAL NET ASSETS - 100.0%	$992,231,704

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $649,774,321.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.7120% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	491,696	$1,328,107,448	$1,801,597
Total return of S&P 500® Index	2.6820% representing 1 month LIBOR rate + spread	Citibank N.A.	10/17/2019	156,323	426,683,820	(2,922,596)
Total return of S&P 500® Index	2.6967% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/25/2019	170,684	461,797,510	907,088
					$2,216,588,778	$(213,911)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 51.8%
Money Market Funds - 51.8%
51,556,077	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$51,556,077
86,846,368	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	86,846,368
	TOTAL SHORT TERM INVESTMENTS (Cost $138,402,445) (b)	$138,402,445
	TOTAL INVESTMENTS (Cost $138,402,445) - 51.8%	$138,402,445
	Other Assets in Excess of Liabilities - 48.2%	128,711,629
	TOTAL NET ASSETS - 100.0%	$267,114,074

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $138,402,445.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4820% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/20/2018	212,163	$578,859,164	$4,016,915
2.4820% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Citibank N.A.	10/17/2019	83,355	225,277,868	(674,894)
					$804,137,032	$3,342,021

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 62.0%
3,653,943	iShares Russell 2000 ETF	$548,201,068
	TOTAL INVESTMENT COMPANIES (Cost $592,679,194)	$548,201,068
SHORT TERM INVESTMENTS - 32.8%
Money Market Funds - 32.8%
220,615,834	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$220,615,834
69,597,001	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	69,597,001
	TOTAL SHORT TERM INVESTMENTS (Cost $290,212,835)	$290,212,835
	TOTAL INVESTMENTS (Cost $882,892,029) - 94.8% (b)	$838,413,903
	Other Assets in Excess of Liabilities - 5.2%	45,148,199
	TOTAL NET ASSETS - 100.0%	$883,562,102

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $797,678,958.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	2.4496% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/7/2018	267,052	$404,384,385	$(2,908,437)
Total return of Russell 2000® Index	2.7320% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	308,890	476,178,960	(12,409,097)
Total return of Russell 2000® Index	2.5420% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	134,327	208,054,251	(5,145,426)
Total return of Russell 2000® Index	2.4220% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/21/2018	161,626	255,864,200	(11,922,254)
Total return of Russell 2000® Index	2.5767% representing 1 month LIBOR rate + spread	Citibank N.A.	1/14/2019	347,201	521,269,879	3,344,258
Total return of Russell 2000® Index	2.1820% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	112,003	171,412,191	(2,917,128)
Total return of Russell 2000® Index	2.1820% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	20,000	29,825,584	294,129
Total return of Russell 2000® Index	2.1820% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	40,000	60,298,777	(72,174)
					$2,127,288,227	$(31,736,129)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.0%
Money Market Funds - 64.0%
108,998,543	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$108,998,543
72,046,992	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	72,046,992
	TOTAL SHORT TERM INVESTMENTS (Cost $181,045,535) (b)	$181,045,535
	TOTAL INVESTMENTS (Cost $181,045,535) - 64.0%	$181,045,535
	Other Assets in Excess of Liabilities - 36.0%	101,938,415
	TOTAL NET ASSETS - 100.0%	$282,983,950

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $181,045,535.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.5320% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/6/2018	97,542	$151,870,986	$5,346,667
2.0820% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Deutsche Bank AG London	12/6/2018	39,357	61,238,391	1,793,097
2.2396% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/7/2018	175,000	264,177,024	848,774
2.2820% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/10/2018	87,586	133,918,202	1,577,877
2.3320% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/17/2018	72,216	108,194,517	(845,796)
1.9820% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	1/16/2019	90,000	137,789,222	2,151,550
					$857,188,342	$10,872,169

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily EURO STOXX 50® Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 80.2%
54,267	SPDR® EURO STOXX 50® ETF	$1,906,942
	TOTAL INVESTMENT COMPANIES (Cost $2,134,160)	$1,906,942
SHORT TERM INVESTMENTS - 18.0%
Money Market Funds - 18.0%
334,842	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$334,842
94,046	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	94,046
	TOTAL SHORT TERM INVESTMENTS (Cost $428,888)	$428,888
	TOTAL INVESTMENTS (Cost $2,563,048) - 98.2% (b)	$2,335,830
	Other Assets in Excess of Liabilities - 1.8%	41,549
	TOTAL NET ASSETS - 100.0%	$2,377,379

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,335,830.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of SPDR® EURO STOXX 50® ETF	2.8820% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	57,690	$2,242,922	$(231,740)
Total return of SPDR® EURO STOXX 50® ETF	2.7820% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	9/3/2019	91,008	3,435,177	(246,142)
					$5,678,099	$(477,882)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 70.8%
5,532,121	iShares China Large-Cap ETF	$217,357,034
	TOTAL INVESTMENT COMPANIES (Cost $232,323,556)	$217,357,034
SHORT TERM INVESTMENTS - 19.5%
Money Market Funds - 19.5%
248	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)(b)	$248
60,001,518	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	60,001,518
	TOTAL SHORT TERM INVESTMENTS (Cost $60,001,766)	$60,001,766
	TOTAL INVESTMENTS (Cost $292,325,322) - 90.3% (c)	$277,358,800
	Other Assets in Excess of Liabilities - 9.7%	29,698,937
	TOTAL NET ASSETS - 100.0%	$307,057,737

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $277,358,773.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	2.6320% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	9,599,604	$389,566,193	$(13,116,444)
Total return of iShares China Large-Cap ETF	2.6520% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	8,313,903	347,471,972	(22,444,498)
					$737,038,165	$(35,560,942)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 58.3%
Money Market Funds - 58.3%
46,686,944	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	$46,686,944
	TOTAL SHORT TERM INVESTMENTS (Cost $46,686,944) (b)	$46,686,944
	TOTAL INVESTMENTS (Cost $46,686,944) - 58.3%	$46,686,944
	Other Assets in Excess of Liabilities - 41.7%	33,396,785
	TOTAL NET ASSETS - 100.0%	$80,083,729

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,686,944.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.3320% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Credit Suisse International	12/19/2018	3,393,587	$144,588,800	$11,802,546
2.2820% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/20/2018	2,721,384	106,043,980	(819,499)
					$250,632,780	$10,983,047

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 60.3%
543,202	Vanguard FTSE Europe ETF (a)	$28,127,000
	TOTAL INVESTMENT COMPANIES (Cost $31,291,692)	$28,127,000
SHORT TERM INVESTMENTS - 16.8%
Money Market Funds - 16.8%
87,972	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)(c)	$87,972
7,728,430	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (b)	7,728,430
	TOTAL SHORT TERM INVESTMENTS (Cost $7,816,402)	$7,816,402
	TOTAL INVESTMENTS (Cost $39,108,094) - 77.1% (d)	$35,943,402
	Other Assets in Excess of Liabilities - 22.9%	10,688,711
	TOTAL NET ASSETS - 100.0%	$46,632,113

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan. See Note 2.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,779,172.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	2.9967% representing 1 month LIBOR rate + spread	Credit Suisse International	1/11/2019	1,826,622	$93,340,384	$1,195,484
Total return of Vanguard FTSE Europe ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	12,225	650,867	(18,751)
Total return of Vanguard FTSE Europe ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	119,759	6,132,006	67,431
Total return of Vanguard FTSE Europe ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	199,962	10,605,676	(259,943)
					$110,728,933	$984,221

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 54.6%
224,314	iShares Latin America 40 ETF	$7,379,930
	TOTAL INVESTMENT COMPANIES (Cost $7,834,521)	$7,379,930
SHORT TERM INVESTMENTS - 38.6%
Money Market Funds - 38.6%
2,642,851	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$2,642,851
2,572,222	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	2,572,222
	TOTAL SHORT TERM INVESTMENTS (Cost $5,215,073)	$5,215,073
	TOTAL INVESTMENTS (Cost $13,049,594) - 93.2% (b)	$12,595,003
	Other Assets in Excess of Liabilities - 6.8%	917,113
	TOTAL NET ASSETS - 100.0%	$13,512,116

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,443,504.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares Latin America 40 ETF	2.7820% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	328,065	$10,135,148	$615,525
Total return of iShares Latin America 40 ETF	2.9320% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	358,297	12,012,605	(234,449)
Total return of iShares Latin America 40 ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	69,554	2,151,895	120,219
Total return of iShares Latin America 40 ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	43,704	1,383,508	44,663
Total return of iShares Latin America 40 ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	9/18/2019	111,039	3,273,949	367,693
Total return of iShares Latin America 40 ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	97,137	2,958,592	228,947
					$31,915,697	$1,142,598

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Brazil Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 56.3%
5,712,155	iShares MSCI Brazil Capped ETF (a)	$229,343,023
	TOTAL INVESTMENT COMPANIES (Cost $212,038,764)	$229,343,023
SHORT TERM INVESTMENTS - 48.5%
Money Market Funds - 48.5%
143,288,764	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)(c)	$143,288,764
54,204,955	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (b)	54,204,955
	TOTAL SHORT TERM INVESTMENTS (Cost $197,493,719)	$197,493,719
	TOTAL INVESTMENTS (Cost $409,532,483) - 104.8% (d)	$426,836,742
	Liabilities in Excess of Other Assets - (4.8)%	(19,568,284)
	TOTAL NET ASSETS - 100.0%	$407,268,458

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan. See Note 2.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $251,288,191.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	2.7820% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	11/30/2018	7,308,287	$236,917,044	$55,409,677
Total return of iShares MSCI Brazil Capped ETF	2.7820% representing 1 month LIBOR rate + spread	Citibank N.A.	12/7/2018	6,899,172	224,103,403	52,153,498
Total return of iShares MSCI Brazil Capped ETF	2.7320% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	7,763,830	252,867,943	60,537,999
Total return of iShares MSCI Brazil Capped ETF	2.5820% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	980,908	39,283,411	91,652
Total return of iShares MSCI Brazil Capped ETF	2.5820% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	1,767,122	71,388,332	(443,539)
					$824,560,133	$167,749,287

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Developed Markets Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 72.8%
225,352	iShares MSCI EAFE ETF	$14,075,486
	TOTAL INVESTMENT COMPANIES (Cost $15,735,931)	$14,075,486
SHORT TERM INVESTMENTS - 35.7%
Money Market Funds - 35.7%
3,399,573	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$3,399,573
3,495,990	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	3,495,990
	TOTAL SHORT TERM INVESTMENTS (Cost $6,895,563)	$6,895,563
	TOTAL INVESTMENTS (Cost $22,631,494) - 108.5% (b)	$20,971,049
	Liabilities in Excess of Other Assets - (8.5)%	(1,639,076)
	TOTAL NET ASSETS - 100.0%	$19,331,973

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,228,415.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI EAFE ETF	2.8320% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	155,315	$10,649,364	$(994,068)
Total return of iShares MSCI EAFE ETF	2.7020% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	547,868	36,200,413	(2,138,178)
					$46,849,777	$(3,132,246)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Developed Markets Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 66.0%
Money Market Funds - 66.0%
24	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$24
2,459,799	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	2,459,799
	TOTAL SHORT TERM INVESTMENTS (Cost $2,459,823) (b)	$2,459,823
	TOTAL INVESTMENTS (Cost $2,459,823) - 66.0%	$2,459,823
	Other Assets in Excess of Liabilities - 34.0%	1,266,739
	TOTAL NET ASSETS - 100.0%	$3,726,562

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,459,823.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4349% representing 1 month LIBOR rate + spread	Total return of iShares MSCI EAFE ETF	Credit Suisse International	12/19/2018	178,992	$10,934,980	$(239,813)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 72.1%
3,732,464	iShares MSCI Emerging Markets ETF	$146,163,290
	TOTAL INVESTMENT COMPANIES (Cost $162,372,688)	$146,163,290
SHORT TERM INVESTMENTS - 42.8%
Money Market Funds - 42.8%
32,668,822	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$32,668,822
54,010,022	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	54,010,022
	TOTAL SHORT TERM INVESTMENTS (Cost $86,678,844)	$86,678,844
	TOTAL INVESTMENTS (Cost $249,051,532) - 114.9% (b)	$232,842,134
	Liabilities in Excess of Other Assets - (14.9)%	(30,097,033)
	TOTAL NET ASSETS - 100.0%	$202,745,101

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $225,989,134.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	2.4420% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	4,676,214	$193,212,454	$(10,397,150)
Total return of iShares MSCI Emerging Markets ETF	2.4820% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	2,790,577	115,758,447	(6,792,680)
Total return of iShares MSCI Emerging Markets ETF	2.6967% representing 1 month LIBOR rate + spread	Credit Suisse International	1/11/2019	1,801,558	70,476,949	40,387
Total return of iShares MSCI Emerging Markets ETF	2.1420% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	1,416,120	63,459,498	(8,330,938)
Total return of iShares MSCI Emerging Markets ETF	2.1420% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	1,115,332	47,715,701	(4,129,087)
					$490,623,049	$(29,609,468)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.8%
Money Market Funds - 60.8%
17,757,816	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$17,757,816
37,232,184	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	37,232,184
	TOTAL SHORT TERM INVESTMENTS (Cost $54,990,000) (b)	$54,990,000
	TOTAL INVESTMENTS (Cost $54,990,000) - 60.8%	$54,990,000
	Other Assets in Excess of Liabilities - 39.2%	35,393,383
	TOTAL NET ASSETS - 100.0%	$90,383,383

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,990,000.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.1820% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/20/2018	2,679,059	$105,367,635	$537,839
2.2749% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/20/2018	2,223,627	85,439,073	(1,603,695)
1.9320% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	10/16/2019	2,021,595	79,125,228	43,183
					$269,931,936	$(1,022,673)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI India Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 70.7%
2,352,909	iShares MSCI India ETF	$71,034,323
	TOTAL INVESTMENT COMPANIES (Cost $76,913,535)	$71,034,323
SHORT TERM INVESTMENTS - 16.4%
Money Market Funds - 16.4%
16,310,951	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$16,310,951
175,842	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	175,842
	TOTAL SHORT TERM INVESTMENTS (Cost $16,486,793)	$16,486,793
	TOTAL INVESTMENTS (Cost $93,400,328) - 87.1% (b)	$87,521,116
	Other Assets in Excess of Liabilities - 12.9%	12,905,843
	TOTAL NET ASSETS - 100.0%	$100,426,959

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $80,908,813.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	2.8820% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/20/2018	5,391,045	$163,943,799	$(1,362,496)
Total return of iShares MSCI India ETF	2.8449% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/10/2019	1,543,166	45,569,692	996,882
Total return of iShares MSCI India ETF	2.7796% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	9/25/2019	692,458	21,053,751	(178,751)
					$230,567,242	$(544,365)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Japan Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 79.3%
195,983	iShares MSCI Japan ETF (a)	$10,747,707
	TOTAL INVESTMENT COMPANIES (Cost $11,986,422)	$10,747,707
SHORT TERM INVESTMENTS - 14.0%
Money Market Funds - 14.0%
14	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)(c)	$14
1,895,172	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (b)	1,895,172
	TOTAL SHORT TERM INVESTMENTS (Cost $1,895,186)	$1,895,186
	TOTAL INVESTMENTS (Cost $13,881,608) - 93.3% (d)	$12,642,893
	Other Assets in Excess of Liabilities - 6.7%	913,712
	TOTAL NET ASSETS - 100.0%	$13,556,605

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan. See Note 2.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,783,797.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Japan ETF	2.7967% representing 1 month LIBOR rate + spread	Credit Suisse International	1/11/2019	545,630	$29,820,427	$88,897

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 61.7%
70,489	iShares MSCI Mexico ETF (a)	$2,966,177
	TOTAL INVESTMENT COMPANIES (Cost $3,530,613)	$2,966,177
SHORT TERM INVESTMENTS - 81.3%
Money Market Funds - 81.3%
3,907,785	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)	$3,907,785
4	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (b)	4
	TOTAL SHORT TERM INVESTMENTS (Cost $3,907,789)	$3,907,789
	TOTAL INVESTMENTS (Cost $7,438,402) - 143.0% (c)	$6,873,966
	Liabilities in Excess of Other Assets - (43.0)%	(2,065,427)
	TOTAL NET ASSETS - 100.0%	$4,808,539

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan. See Note 2.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,662,976.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Mexico Capped ETF	2.7796% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/25/2019	117,625	$6,018,405	$(1,109,144)
Total return of iShares MSCI Mexico Capped ETF	2.2820% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	8/27/2019	154,704	7,470,369	(968,586)
					$13,488,774	$(2,077,730)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 76.3%
300,216	iShares MSCI South Korea Capped ETF	$17,493,586
	TOTAL INVESTMENT COMPANIES (Cost $19,694,153)	$17,493,586
SHORT TERM INVESTMENTS - 33.9%
Money Market Funds - 33.9%
7,764,284	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	$7,764,284
	TOTAL SHORT TERM INVESTMENTS (Cost $7,764,284)	$7,764,284
	TOTAL INVESTMENTS (Cost $27,458,437) - 110.2% (b)	$25,257,870
	Liabilities in Excess of Other Assets - (10.2)%	(2,333,978)
	TOTAL NET ASSETS - 100.0%	$22,923,892

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,635,720.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI South Korea Capped ETF	2.7820% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	421,776	$26,932,185	$(2,415,891)
Total return of iShares MSCI South Korea Capped ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	9/18/2019	4,456	295,224	(36,493)
Total return of iShares MSCI South Korea Capped ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	68,286	4,592,899	(626,757)
Total return of iShares MSCI South Korea Capped ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	131,247	7,616,474	30,749
Total return of iShares MSCI South Korea Capped ETF	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	254,281	15,506,159	(699,782)
					$54,942,941	$(3,748,174)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 42.6%
3,017,058	VanEck VectorsTM Russia ETF	$62,754,806
	TOTAL INVESTMENT COMPANIES (Cost $65,321,686)	$62,754,806
SHORT TERM INVESTMENTS - 48.5%
Money Market Funds - 48.5%
41,853,745	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$41,853,745
29,623,835	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	29,623,835
	TOTAL SHORT TERM INVESTMENTS (Cost $71,477,580)	$71,477,580
	TOTAL INVESTMENTS (Cost $136,799,266) - 91.1% (b)	$134,232,386
	Other Assets in Excess of Liabilities - 8.9%	13,184,730
	TOTAL NET ASSETS - 100.0%	$147,417,116

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $119,263,355.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Russia ETF	2.9020% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2018	10,053,601	$202,301,868	$5,392,131
Total return of VanEck VectorsTM Russia ETF	3.0320% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	800,000	17,680,000	493,652
Total return of VanEck VectorsTM Russia ETF	3.0020% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	1,501,190	30,817,828	70,151
Total return of VanEck VectorsTM Russia ETF	2.8620% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	3,190,406	66,926,479	(618,492)
Total return of VanEck VectorsTM Russia ETF	3.0320% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	1,500,000	30,546,108	201,626
Total return of VanEck VectorsTM Russia ETF	3.0320% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	500,000	11,647,329	(1,433,246)
Total return of VanEck VectorsTM Russia ETF	3.0320% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	700,000	14,870,974	(517,279)
					$374,790,586	$3,588,543

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.2%
Money Market Funds - 82.2%
10,146,986	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$10,146,986
9,326,520	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	9,326,520
	TOTAL SHORT TERM INVESTMENTS (Cost $19,473,506) (b)	$19,473,506
	TOTAL INVESTMENTS (Cost $19,473,506) - 82.2%	$19,473,506
	Other Assets in Excess of Liabilities - 17.8%	4,227,544
	TOTAL NET ASSETS - 100.0%	$23,701,050

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,473,506.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.6120% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Deutsche Bank AG London	12/5/2018	1,228,060	$25,359,883	$(160,630)
2.2520% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Citibank N.A.	12/10/2018	645,240	12,518,109	(862,188)
2.7320% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Credit Suisse International	12/17/2018	1,145,240	23,710,190	116,613
2.8320% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	4/17/2019	400,000	7,988,000	(224,776)
					$69,576,182	$(1,130,981)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 73.7%
Computer and Electronic Product Manufacturing - 16.8%
16,923	Aerojet Rocketdyne Holdings, Inc. (a)	$597,721
6,844	Cubic Corp.	449,035
8,520	Engility Holdings, Inc. (a)	264,376
10,099	Harris Corp.	1,501,822
7,239	L3 Technologies, Inc.	1,371,573
11,175	Mercury Systems, Inc. (a)	523,661
8,973	Northrop Grumman Corp.	2,350,477
14,207	Raytheon Co.	2,486,793
		9,545,458
Electrical Equipment, Appliance, and Component Manufacturing - 1.7%
10,785	Axon Enterprise, Inc. (a)	665,650
2,350	National Presto Industries, Inc. (b)	292,975
		958,625
Fabricated Metal Product Manufacturing - 2.7%
22,276	American Outdoor Brands Corp. (a)	304,736
15,086	BWX Technologies, Inc.	881,927
6,054	Sturm, Ruger & Co, Inc. (b)	359,547
		1,546,210
Machinery Manufacturing - 1.4%
6,562	Esterline Technologies Corp. (a)	770,116
Merchant Wholesalers, Durable Goods - 3.3%
13,714	Hexcel Corp.	802,543
4,973	Huntington Ingalls Industries, Inc.	1,086,501
		1,889,044
Miscellaneous Manufacturing - 2.1%
22,357	Textron, Inc.	1,199,006
Primary Metal Manufacturing - 1.8%
51,558	Arconic, Inc.	1,048,174
Professional, Scientific, and Technical Services - 1.8%
4,553	Teledyne Technologies, Inc. (a)	1,007,488
Transportation Equipment Manufacturing - 42.1%
10,260	AAR Corp.	488,171
5,258	AeroVironment, Inc. (a)	473,062
9,647	Astronics Corp. (a)	281,306
14,565	Boeing Co.	5,168,536
6,738	Curtiss-Wright Corp.	737,541
14,113	General Dynamics Corp.	2,435,622
11,488	HEICO Corp.	765,790
7,873	HEICO Corp. Class A	659,994
28,832	Kratos Defense & Security Solutions, Inc. (a)	361,265
10,338	Lockheed Martin Corp.	3,037,821
7,592	Moog, Inc. Class A	543,208
4,784	RBC Bearings, Inc. (a)	706,501
12,880	Rockwell Collins, Inc.	1,648,898
13,094	Spirit AeroSystems Holdings, Inc.	1,100,027
4,372	TransDigm Group, Inc. (a)	1,443,853
Shares		Fair Value
Transportation Equipment Manufacturing (continued)
17,886	Triumph Group, Inc.	$326,419
28,076	United Technologies Corp.	3,487,320
28,920	Wesco Aircraft Holdings, Inc. (a)	294,406
		23,959,740
	TOTAL COMMON STOCKS (Cost $44,226,430)	$41,923,861
SHORT TERM INVESTMENTS - 18.2%
Money Market Funds - 18.2%
1,162,411	Dreyfus Government Cash Management Institutional Shares, 2.05% (c)(d)	$1,162,411
9,193,198	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (c)	9,193,198
	TOTAL SHORT TERM INVESTMENTS (Cost $10,355,609)	$10,355,609
	TOTAL INVESTMENTS (Cost $54,582,039) - 91.9% (e)	$52,279,470
	Other Assets in Excess of Liabilities - 8.1%	4,620,990
	TOTAL NET ASSETS - 100.0%	$56,900,460

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan. See Note 2.

(c)  Represents annualized seven-day yield at October 31, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $45,155,493.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Aerospace & Defense Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.7320% representing 1 month LIBOR rate + spread	Citibank N.A.	12/6/2018	98	$2,465,260	$(118,033)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.8820% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	5,275	126,316,740	(529,726)
					$128,782,000	$(647,759)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 64.6%
3,363,043	Energy Select Sector SPDR® Fund	$225,861,968
	TOTAL INVESTMENT COMPANIES (Cost $245,384,081)	$225,861,968
SHORT TERM INVESTMENTS - 27.2%
Money Market Funds - 27.2%
61,432,719	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$61,432,719
33,630,052	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	33,630,052
	TOTAL SHORT TERM INVESTMENTS (Cost $95,062,771)	$95,062,771
	TOTAL INVESTMENTS (Cost $340,446,852) - 91.8% (b)	$320,924,739
	Other Assets in Excess of Liabilities - 8.2%	28,730,305
	TOTAL NET ASSETS - 100.0%	$349,655,044

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $282,805,663.

The accompanying notes are an integral part of these financial statements.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	2.6820% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2018	446,594	$313,562,142	$(9,858,937)
Total return of Energy Select Sector Index	2.7820% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	256,807	187,064,969	(13,048,017)
Total return of Energy Select Sector Index	2.7296% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2018	10,000	7,004,200	(189,931)
Total return of Energy Select Sector Index	2.7320% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	320,000	213,593,600	3,905,662
Total return of Energy Select Sector Index	2.7167% representing 1 month LIBOR rate + spread	Credit Suisse International	1/11/2019	180,250	121,998,608	231,327
					$843,223,519	$(18,959,896)

DIREXION ANNUAL REPORT

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 66.0%
Money Market Funds - 66.0%
7,484,351	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$7,484,351
26,756,811	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	26,756,811
	TOTAL SHORT TERM INVESTMENTS (Cost $34,241,162) (b)	$34,241,162
	TOTAL INVESTMENTS (Cost $34,241,162) - 66.0%	$34,241,162
	Other Assets in Excess of Liabilities - 34.0%	17,674,075
	TOTAL NET ASSETS - 100.0%	$51,915,237

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $34,241,162.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.5620% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Deutsche Bank AG London	12/4/2018	49,778	$35,578,744	$1,835,182
2.4820% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse International	12/17/2018	153,790	118,246,672	13,980,561
2.2941% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	1/22/2019	26,076	17,260,654	(425,909)
					$171,086,070	$15,389,834

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 72.8%
Accommodation - 0.3%
166,628	Host Hotels & Resorts, Inc.	$3,184,261
45,705	Park Hotels & Resorts, Inc.	1,328,644
22,259	Wyndham Worldwide Corp.	798,653
		5,311,558
Administrative and Support Services - 6.1%
26,331	Broadridge Financial Solutions, Inc.	3,079,147
110,750	Colony Capital, Inc.	650,102
27,181	Equifax, Inc.	2,757,241
64,597	Iron Mountain, Inc.	1,977,314
37,930	Moody's Corp.	5,518,056
59,447	Navient Corp.	688,396
270,605	PayPal Holdings, Inc. (a)	22,782,235
40,954	Total System Services, Inc.	3,732,957
41,862	TransUnion	2,752,427
407,263	Visa, Inc. Class A	56,141,205
		100,079,080
Amusement, Gambling, and Recreation Industries - 0.3%
36,157	Global Payments, Inc.	4,130,214
Credit Intermediation and Related Activities - 28.6%
96,219	Ally Financial, Inc.	2,444,925
161,438	American Express Co.	16,584,526
32,265	Ameriprise Financial, Inc.	4,105,399
38,466	Associated Banc-Corp	891,642
2,120,907	Bank of America Corp.	58,324,942
9,486	Bank of Hawaii Corp.	744,082
210,645	Bank of New York Mellon Corp.	9,969,828
27,576	Bank OZK	754,479
23,647	BankUnited, Inc.	782,716
177,337	BB&T Corp.	8,717,887
7,383	BOK Financial Corp.	632,945
108,523	Capital One Financial Corp.	9,691,104
25,748	CIT Group, Inc.	1,219,940
573,506	Citigroup, Inc.	37,541,703
108,333	Citizens Financial Group, Inc.	4,046,238
39,002	Comerica, Inc.	3,181,003
21,586	Commerce Bancshares, Inc.	1,372,870
2,551	Credit Acceptance Corp. (a)	1,082,695
77,832	Discover Financial Services	5,422,555
32,816	East West Bancorp, Inc.	1,720,871
11,192	Euronet Worldwide, Inc. (a)	1,244,327
73,412	F.N.B. Corp.	868,464
75,045	Fidelity National Information Services, Inc.	7,812,184
152,006	Fifth Third Bancorp	4,102,642
1,796	First Citizens BancShares, Inc. Class A	766,227
24,293	First Hawaiian, Inc.	601,981
73,665	First Horizon National Corp.	1,188,953
36,523	First Republic Bank	3,323,228
19,968	FleetCor Technologies, Inc. (a)	3,994,199
249,264	Huntington Bancshares, Inc.	3,571,953
761,906	JPMorgan Chase & Co.	83,062,992
240,447	KeyCorp	4,366,517
Shares		Fair Value
Credit Intermediation and Related Activities (continued)
32,999	M&T Bank Corp.	$5,458,365
209,279	MasterCard, Inc. Class A	41,368,180
108,326	New York Community Bancorp, Inc.	1,037,763
47,935	Northern Trust Corp.	4,509,245
17,374	OneMain Holdings, Inc. (a)	495,506
27,913	PacWest Bancorp	1,133,826
84,207	People's United Financial, Inc.	1,318,682
17,046	Pinnacle Financial Partners, Inc.	891,506
105,682	PNC Financial Services Group, Inc.	13,579,080
22,919	Popular, Inc.	1,192,017
15,129	Prosperity Bancshares, Inc.	983,839
250,798	Regions Financial Corp.	4,256,042
26,277	Santander Consumer USA Holdings, Inc.	492,694
12,313	Signature Bank	1,353,199
98,953	SLM Corp. (a)	1,003,383
85,479	State Street Corp.	5,876,681
50,674	Sterling Bancorp	911,118
105,713	SunTrust Banks, Inc.	6,623,977
12,031	SVB Financial Group (a)	2,854,114
168,843	Synchrony Financial	4,876,186
26,354	Synovus Financial Corp.	989,856
37,474	TCF Financial Corp.	782,457
11,286	Texas Capital Bancshares, Inc. (a)	736,186
11,267	TFS Financial Corp.	165,738
350,215	U.S. Bancorp	18,305,738
49,846	Umpqua Holdings Corp.	957,043
20,775	Webster Financial Corp.	1,222,401
988,914	Wells Fargo & Co.	52,639,892
22,344	Western Alliance Bancorp (a)	1,077,875
101,760	Western Union Co.	1,835,750
12,689	Wintrust Financial Corp.	966,140
43,651	Zions Bancorp	2,053,780
		466,084,276
Data Processing, Hosting and Related Services - 0.8%
18,511	CoreLogic, Inc. (a)	751,917
8,450	Dun & Bradstreet Corp.	1,202,266
123,727	First Data Corp. (a)	2,318,644
92,184	Fiserv, Inc. (a)	7,310,191
9,378	WEX, Inc. (a)	1,650,153
		13,233,171
Forestry and Logging - 0.1%
29,332	Rayonier, Inc.	885,826
Funds, Trusts, and Other Financial Vehicles - 0.2%
108,570	AGNC Investment Corp.	1,936,889
42,356	Chimera Investment Corp.	787,822
		2,724,711
Insurance Carriers and Related Activities - 14.6%
174,010	Aflac, Inc.	7,494,611
3,264	Alleghany Corp.	1,960,620
78,728	Allstate Corp.	7,535,844

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments, continued

October 31, 2018

Shares		Fair Value
Insurance Carriers and Related Activities (continued)
16,332	American Financial Group, Inc.	$1,633,690
202,583	American International Group, Inc.	8,364,652
1,678	American National Insurance Co.	206,797
55,545	Aon PLC	8,675,018
88,083	Arch Capital Group Ltd. (a)	2,498,915
41,046	Arthur J. Gallagher & Co.	3,037,814
13,437	Aspen Insurance Holdings Ltd.	562,742
11,942	Assurant, Inc.	1,160,882
24,215	Assured Guaranty Ltd.	968,116
36,124	Athene Holding Ltd. (a)	1,651,589
31,325	AXA Equitable Holdings, Inc.	635,584
18,662	Axis Capital Holdings Ltd.	1,041,153
441,311	Berkshire Hathaway, Inc. Class B (a)	90,592,322
27,327	Brighthouse Financial, Inc. (a)	1,082,969
52,803	Brown & Brown, Inc.	1,487,989
105,548	Chubb Limited	13,184,001
34,946	Cincinnati Financial Corp.	2,748,153
6,424	CNA Financial Corp.	278,609
5,603	Erie Indemnity Co. Class A	726,653
9,210	Everest Re Group Ltd.	2,006,491
24,674	First American Financial Corp.	1,093,798
9,637	Hanover Insurance Group, Inc.	1,073,369
81,353	Hartford Financial Services Group, Inc.	3,695,053
49,691	Lincoln National Corp.	2,990,901
63,312	Loews Corp.	2,947,807
3,100	Markel Corp. (a)	3,389,044
115,502	Marsh & McLennan Companies, Inc.	9,788,795
6,209	Mercury General Corp.	368,256
192,396	MetLife, Inc.	7,924,791
64,415	Old Republic International Corp.	1,420,351
64,364	Principal Financial Group, Inc.	3,029,614
131,996	Progressive Corp.	9,200,121
95,602	Prudential Financial, Inc.	8,965,556
14,473	Reinsurance Group of America, Inc.	2,060,521
9,034	RenaissanceRe Holdings Ltd.	1,103,593
23,972	Torchmark Corp.	2,029,470
61,470	Travelers Companies, Inc.	7,691,741
47,128	Unum Group	1,708,861
36,499	Voya Financial, Inc.	1,597,196
21,618	W.R. Berkley Corp.	1,640,806
709	White Mountains Insurance Group Ltd.	628,649
29,953	Willis Towers Watson PLC	4,288,071
		238,171,578
Management of Companies and Enterprises - 0.1%
12,996	Cullen/Frost Bankers, Inc.	1,272,568
Merchant Wholesalers, Durable Goods - 0.1%
68,272	Jefferies Financial Group, Inc.	1,465,800
Shares		Fair Value
Professional, Scientific, and Technical Services - 0.8%
10,978	Alliance Data Systems Corp.	$2,263,444
27,762	Extra Space Storage, Inc.	2,500,246
8,500	FactSet Research System, Inc.	1,901,960
17,499	Jack Henry & Associates, Inc.	2,621,875
18,956	Lamar Advertising Co.	1,389,854
19,861	LPL Investment Holdings, Inc.	1,223,438
31,506	Outfront Media, Inc.	558,286
		12,459,103
Publishing Industries (except Internet) - 0.4%
6,509	Fair Isaac Corp. (a)	1,254,349
65,088	Square, Inc. (a)	4,780,714
		6,035,063
Real Estate - 10.7%
23,789	Alexandria Real Estate Equities, Inc.	2,907,729
30,982	American Campus Communities, Inc.	1,224,099
58,802	American Homes 4 Rent	1,238,958
99,887	American Tower Corp.	15,563,393
289,678	Annaly Capital Management, Inc.	2,859,122
35,510	Apartment Investment & Management Co. Class A	1,528,350
49,257	Apple Hospitality REIT, Inc.	796,486
31,422	AvalonBay Communities, Inc.	5,510,790
35,149	Boston Properties, Inc.	4,244,593
39,929	Brandywine Realty Trust	561,402
68,596	Brixmor Property Group, Inc.	1,111,255
35,542	Brookfield Property REIT, Inc.	685,605
20,202	Camden Property Trust	1,823,634
72,285	CBRE Group, Inc. Class A (a)	2,912,363
26,911	Columbia Property Trust, Inc.	604,152
8,271	CoreSite Realty Corp.	776,316
23,467	Corporate Office Properties Trust	606,387
42,155	CubeSmart	1,221,652
46,772	Digital Realty Trust, Inc.	4,829,677
36,527	Douglas Emmett, Inc.	1,321,912
81,152	Duke Realty Corp.	2,237,361
31,111	Empire State Realty Trust, Inc.	493,420
16,769	EPR Properties	1,152,701
26,700	Equity Commonwealth	795,126
19,252	Equity Lifestyle Properties, Inc.	1,822,972
81,674	Equity Residential	5,305,543
14,958	Essex Property Trust, Inc.	3,751,167
16,578	Federal Realty Investment Trust	2,056,501
48,427	Forest City Realty Trust, Inc.	1,218,423
45,851	Gaming & Leisure Properties, Inc.	1,544,720
107,024	HCP, Inc.	2,948,511
46,899	Healthcare Trust of America, Inc. Class A	1,231,568
23,108	Highwoods Properties, Inc.	985,325
37,011	Hospitality Properties Trust	948,222
8,829	Howard Hughes Corp. (a)	984,610
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments, continued

October 31, 2018

Shares		Fair Value
Real Estate (continued)
35,051	Hudson Pacific Properties, Inc.	$1,062,045
67,942	Invitation Homes, Inc.	1,486,571
23,790	JBG Smith Properties	891,649
10,319	Jones Lang LaSalle, Inc.	1,364,791
22,042	Kilroy Realty Corp.	1,518,253
92,483	Kimco Realty Corp.	1,488,051
33,528	Liberty Property Trust	1,403,817
10,421	Life Storage, Inc.	981,241
30,944	Macerich Co.	1,597,329
82,518	Medical Properties Trust, Inc.	1,226,218
101,611	MFA Financial, Inc.	704,164
25,800	Mid-America Apartment Communities, Inc.	2,520,918
35,534	National Retail Properties, Inc.	1,661,215
76,820	New Residential Investment Corp.	1,373,542
44,559	Omega Healthcare Investors, Inc.	1,486,043
47,138	Paramount Group, Inc.	673,602
142,541	Prologis, Inc.	9,189,618
33,795	Public Storage	6,943,859
28,077	Realogy Holdings Corp. (b)	535,428
66,004	Realty Income Corp.	3,978,061
34,560	Regency Centers Corp.	2,189,722
49,826	Retail Properties of America, Inc. Class A	611,365
3,480	Retail Value, Inc. (a)	97,475
53,472	Senior Housing Properties Trust	859,295
70,160	Simon Property Group, Inc.	12,875,763
34,700	SITE Centers Corp.	431,321
19,022	SL Green Realty Corp.	1,735,948
97,291	Spirit Reality Capital, Inc.	760,816
59,188	Starwood Property Trust, Inc.	1,285,563
18,939	Sun Communities, Inc.	1,902,801
13,472	Taubman Centers, Inc.	741,095
55,856	Two Harbors Investment Corp.	820,525
60,374	UDR, Inc.	2,366,057
37,488	Uniti Group, Inc.	717,520
81,015	Ventas, Inc.	4,702,111
220,561	VEREIT, Inc.	1,616,712
84,358	Vici Properties, Inc.	1,821,289
39,208	Vornado Realty Trust	2,669,281
27,148	Weingarten Realty Investors	763,402
84,722	Welltower, Inc.	5,597,583
172,366	Weyerhaeuser Co.	4,590,107
24,075	WP Carey, Inc.	1,589,191
12,651	Zillow Group, Inc. Class A (a)	510,721
27,620	Zillow Group, Inc. Class C (a)	1,111,981
		174,258,104
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 8.3%
12,112	Affiliated Managers Group	1,376,650
61,458	BGC Partners, Inc.	650,840
28,045	BlackRock, Inc.	11,538,274
25,433	CBOE Holdings, Inc.	2,870,114
273,583	Charles Schwab Corp.	12,650,478
Shares		Fair Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities (continued)
77,360	CME Group, Inc.	$14,175,446
59,173	E*TRADE Financial Corp.	2,924,330
26,301	Eaton Vance Corp.	1,184,860
9,150	Evercore, Inc.	747,463
60,073	FNF Group	2,009,442
70,270	Franklin Resources, Inc.	2,143,235
80,607	Goldman Sachs Group, Inc.	18,166,400
16,796	Interactive Brokers Group, Inc. Class A	829,890
130,042	IntercontinentalExchange, Inc.	10,018,436
92,272	Invesco Ltd.	2,003,225
26,424	Lazard Ltd. Class A	1,050,090
19,251	Legg Mason, Inc.	543,263
8,339	MarketAxess Holdings, Inc.	1,748,438
280,141	Morgan Stanley	12,791,238
4,129	Morningstar, Inc.	515,299
19,812	MSCI, Inc. Class A	2,979,329
26,282	NASDAQ OMX Group, Inc.	2,278,912
29,858	Raymond James Financial, Inc.	2,289,810
57,224	S&P Global, Inc.	10,433,080
30,329	SEI Investments Co.	1,621,085
42,083	Store Capital Corp.	1,221,669
53,738	T. Rowe Price Group, Inc.	5,212,049
64,116	TD Ameritrade Holding Corp.	3,316,080
9,283	Virtu Financial, Inc.	220,193
68,118	Worldpay, Inc. (a)	6,255,957
		135,765,575
Telecommunications - 1.4%
94,292	Crown Castle International Corp.	10,253,312
23,515	CyrusOne, Inc.	1,251,703
18,035	Equinix, Inc.	6,830,576
25,915	SBA Communications Corp. (a)	4,202,636
		22,538,227
	TOTAL COMMON STOCKS (Cost $1,204,894,636)	$1,184,414,854
SHORT TERM INVESTMENTS - 27.0%
Money Market Funds - 27.0%
1,905,445	Dreyfus Government Cash Management Institutional Shares, 2.05% (c)(d)	$1,905,445
438,262,022	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (c)	438,262,022
	TOTAL SHORT TERM INVESTMENTS (Cost $440,167,467)	$440,167,467
	TOTAL INVESTMENTS (Cost $1,645,062,103) - 99.8% (e)	$1,624,582,321
	Other Assets in Excess of Liabilities - 0.2%	2,930,573
	TOTAL NET ASSETS - 100.0%	$1,627,512,894

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments, continued

October 31, 2018

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)   Non-income producing security.

(b)   A portion of this security represents a security on loan. See Note 2.

(c)   Represents annualized seven-day yield at October 31, 2018.

(d)   All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)   All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,490,076,748.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 1000® Financial Services Index	2.9467% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/17/2018	423,296	$730,092,052	$8,645,810
Total return of Russell 1000® Financial Services Index	1 month LIBOR rate + spread	Credit Suisse International	12/20/2018	1,583,924	2,861,031,014	(100,983,859)
Total return of Russell 1000® Financial Services Index	3.0320% representing 1 month LIBOR rate + spread	BNP Paribas	6/19/2019	6,643	12,195,227	(640,384)
Total return of Russell 1000® Financial Services Index	1 month LIBOR rate + spread	BNP Paribas	7/17/2019	25,000	45,126,899	(1,637,791)
Total return of Russell 1000® Financial Services Index	1 month LIBOR rate + spread	BNP Paribas	8/21/2019	22,395	41,739,250	(2,740,412)
Total return of Russell 1000® Financial Services Index	3.0320% representing 1 month LIBOR rate + spread	BNP Paribas	9/18/2019	22,682	42,453,740	(2,941,357)
Total return of Russell 1000® Financial Services Index	3.0320% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	35,000	61,238,725	(207,529)
					$3,793,876,907	$(100,505,522)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.9%
Money Market Funds - 65.9%
93,484,174	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	$93,484,174
	TOTAL SHORT TERM INVESTMENTS (Cost $93,484,174) (b)	$93,484,174
	TOTAL INVESTMENTS (Cost $93,484,174) - 65.9%	$93,484,174
	Other Assets in Excess of Liabilities - 34.1%	48,314,455
	TOTAL NET ASSETS - 100.0%	$141,798,629

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $93,484,174.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.7249% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	Credit Suisse International	12/21/2018	243,718	$412,698,555	$(12,635,685)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Gold Miners Index Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 47.6%
28,435,213	VanEck VectorsTM Gold Miners ETF	$538,278,582
	TOTAL INVESTMENT COMPANIES (Cost $591,725,811)	$538,278,582
SHORT TERM INVESTMENTS - 56.0%
Money Market Funds - 56.0%
194,256,871	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$194,256,871
439,212,553	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	439,212,553
	TOTAL SHORT TERM INVESTMENTS (Cost $633,469,424)	$633,469,424
	TOTAL INVESTMENTS (Cost $1,225,195,235) - 103.6% (b)	$1,171,748,006
	Liabilities in Excess of Other Assets - (3.6)%	(40,726,639)
	TOTAL NET ASSETS - 100.0%	$1,131,021,367

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,159,855,404.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive Custom Gold Miners Index	3.2320% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/30/2018	350,000	$212,579,500	$(44,625,398)
Total return of VanEck Vectors® Gold Miners ETF	3.0720% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	25,713,322	503,832,129	(17,513,298)
Total return of VanEck Vectors® Gold Miners ETF	3.2120% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	29,112,763	571,810,276	(23,787,631)
Total return of Solactive Custom Gold Miners Index	3.2320% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	320,000	193,872,000	(39,862,099)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Gold Miners Index Bull 3X Shares

Long Total Return Swap Contracts, continued

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Vectors® Gold Miners ETF	3.2020% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2018	17,037,660	$346,901,361	$(26,618,590)
Total return of VanEck Vectors® Gold Miners ETF	3.0367% representing 1 month LIBOR rate + spread	Citibank N.A.	1/14/2019	19,688,633	374,084,027	(1,567,534)
Total return of VanEck Vectors® Gold Miners ETF	2.8796% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/25/2019	12,038,028	236,164,108	(9,657,781)
Total return of VanEck Vectors® Gold Miners ETF	3.1620% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	2,450,369	55,655,638	(10,109,647)
Total return of VanEck Vectors® Gold Miners ETF	3.1620% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	2,500,000	55,791,733	(9,021,245)
Total return of VanEck Vectors® Gold Miners ETF	3.1620% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	10,382,430	221,411,438	(26,585,172)
Total return of VanEck Vectors® Gold Miners ETF	3.1620% representing 1 month LIBOR rate + spread	BNP Paribas	9/18/2019	6,500,000	118,665,589	3,827,952
Total return of VanEck Vectors® Gold Miners ETF	3.1620% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	5,000,000	92,917,867	1,390,568
Total return of VanEck Vectors® Gold Miners ETF	3.1620% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	3,000,000	57,987,391	(1,327,472)
					$3,041,673,057	$(205,457,347)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Gold Miners Index Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.7%
Money Market Funds - 65.7%
59,196,309	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$59,196,309
42,492,842	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	42,492,842
	TOTAL SHORT TERM INVESTMENTS (Cost $101,689,151) (b)	$101,689,151
	TOTAL INVESTMENTS (Cost $101,689,151) - 65.7%	$101,689,151
	Other Assets in Excess of Liabilities - 34.3%	53,063,859
	TOTAL NET ASSETS - 100.0%	$154,753,010

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $101,689,151.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.6120% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	11/30/2018	4,142,118	$84,840,266	$6,774,909
2.2796% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/6/2018	2,594,574	46,834,773	(2,143,091)
2.5120% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/7/2018	3,379,443	75,288,341	12,038,364
2.4520% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse International	12/17/2018	2,608,337	59,662,757	11,033,542
2.6220% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/19/2018	6,305	139,151	(567,011)
2.3620% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Deutsche Bank AG London	1/11/2019	8,673,590	168,294,609	4,219,099
2.6220% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	2/20/2019	830,000	19,648,504	4,279,941
2.6220% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	5/15/2019	1,000,000	22,975,404	4,344,975
2.6220% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	8/21/2019	1,287,770	26,575,118	2,350,574
					$504,258,923	$42,331,302

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 72.5%
1,235,068	Health Care Select Sector SPDR® Fund	$109,550,532
	TOTAL INVESTMENT COMPANIES (Cost $107,046,799)	$109,550,532
SHORT TERM INVESTMENTS - 17.6%
Money Market Funds - 17.6%
22,109,063	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)(b)	$22,109,063
4,524,441	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	4,524,441
	TOTAL SHORT TERM INVESTMENTS (Cost $26,633,504)	$26,633,504
	TOTAL INVESTMENTS (Cost $133,680,303) - 90.1% (c)	$136,184,036
	Other Assets in Excess of Liabilities - 9.9%	14,919,917
	TOTAL NET ASSETS - 100.0%	$151,103,953

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $136,184,033.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	2.6296% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	100,000	$88,401,203	$312,834
Total return of Health Care Select Sector Index	2.8720% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	174,615	145,007,614	9,715,612
Total return of Health Care Select Sector Index	2.6820% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/8/2019	111,530	103,227,844	(4,027,572)
					$336,636,661	$6,000,874

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 67.0%
Building Material and Garden Equipment and Supplies Dealers - 5.8%
9,059	Lowe's Companies, Inc.	$862,598
10,475	Lumber Liquidators Holdings, Inc. (a)	125,281
6,710	The Home Depot, Inc.	1,180,155
21,023	Tile Shop Holdings, Inc.	136,649
		2,304,683
Chemical Manufacturing - 0.7%
4,529	Trex Company, Inc. (a)	277,627
Construction of Buildings - 41.3%
9,995	Beazer Homes USA, Inc. (a)	88,056
8,136	Century Communities, Inc. (a)	172,646
101,846	D.R. Horton, Inc.	3,662,382
37,401	Hovnanian Enterprises, Inc. (a)	54,606
25,400	KB Home	507,238
4,707	Lennar Corp.	168,369
86,588	Lennar Corp. Class A	3,721,552
5,507	LGI Homes, Inc. (a)	235,645
13,401	M.D.C Holdings, Inc.	376,568
8,480	M/I Homes, Inc. (a)	204,962
11,341	Meritage Homes Corp. (a)	422,452
1,012	NVR, Inc. (a)	2,265,898
77,556	PulteGroup, Inc.	1,905,551
34,311	Taylor Morrison Home Corp. (a)	567,504
40,241	Toll Brothers, Inc.	1,354,512
45,126	TRI Pointe Group, Inc. (a)	536,999
9,842	William Lyon Homes (a)	133,458
		16,378,398
Fabricated Metal Product Manufacturing - 1.2%
11,613	PGT Innovations, Inc. (a)	235,279
4,409	Simpson Manufacturing Company, Inc.	251,666
		486,945
Furniture and Home Furnishings Stores - 0.6%
9,300	Floor & Decor Holdings, Inc. (a)	237,894
Furniture and Related Product Manufacturing - 0.4%
8,643	Ethan Allen Interiors, Inc.	165,427
Merchant Wholesalers, Durable Goods - 5.7%
7,883	Beacon Roofing Supply, Inc. (a)	220,014
16,962	Builders FirstSource, Inc. (a)	209,989
8,284	Fortune Brands Home & Security, Inc.	371,372
9,080	Leggett & Platt, Inc.	329,695
2,047	Lennox International, Inc.	431,692
2,823	Mohawk Industries, Inc. (a)	352,113
2,292	Watsco, Inc.	339,629
		2,254,504
Merchant Wholesalers, Nondurable Goods - 1.7%
1,656	The Sherwin Williams Co.	651,586
Nonmetallic Mineral Product Manufacturing - 2.5%
4,225	Eagle Materials, Inc.	311,974
7,192	Owens Corning	339,966
8,273	USG Corp.	349,286
		1,001,226
Shares		Fair Value
Primary Metal Manufacturing - 0.4%
10,645	Quanex Building Products Corp.	$157,759
Specialty Trade Contractors - 1.7%
6,567	Installed Building Products, Inc. (a)	200,031
10,579	TopBuild Corp. (a)	482,614
		682,645
Wood Product Manufacturing - 5.0%
3,014	American Woodmark Corp. (a)	182,166
2,531	Cavco Industries, Inc. (a)	507,744
10,902	JELD-WEN Holding, Inc. (a)	177,267
12,047	Louisiana-Pacific Corp.	262,263
13,608	Masco Corp.	408,240
4,110	Masonite International Corp. (a)	227,653
8,060	Universal Forest Products, Inc. (a)	227,856
		1,993,189
	TOTAL COMMON STOCKS (Cost $32,788,388)	$26,591,883
SHORT TERM INVESTMENTS - 35.1%
Money Market Funds - 35.1%
298,233	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)	$298,233
13,638,670	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (b)	13,638,670
	TOTAL SHORT TERM INVESTMENTS (Cost $13,936,903)	$13,936,903
	TOTAL INVESTMENTS (Cost $46,725,291) - 102.1% (c)	$40,528,786
	Liabilities in Excess of Other Assets - (2.1)%	(862,019)
	TOTAL NET ASSETS - 100.0%	$39,666,767

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,378,319.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	2.6820% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	181	$1,235,092	$(238,870)
Total return of Dow Jones U.S. Select Home Construction Index	2.8720% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	3,238	18,278,596	(282,877)
Total return of Dow Jones U.S. Select Home Construction Index	2.6820% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/8/2019	13,195	82,858,372	(9,674,818)
					$102,372,060	$(10,196,565)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 77.7%
43,793	Industrial Select Sector SPDR® Fund	$3,060,255
	TOTAL INVESTMENT COMPANIES (Cost $3,062,218)	$3,060,255
SHORT TERM INVESTMENTS - 13.5%
Money Market Funds - 13.5%
533,357	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	$533,357
	TOTAL SHORT TERM INVESTMENTS (Cost $533,357) (b)	$533,357
	TOTAL INVESTMENTS (Cost $3,595,575) - 91.2%	$3,593,612
	Other Assets in Excess of Liabilities - 8.8%	343,281
	TOTAL NET ASSETS - 100.0%	$3,936,893

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $533,357.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Industrials Select Sector Index	2.8720% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	9,129	$6,618,264	$(244,849)
Total return of Industrials Select Sector Index	2.6820% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/8/2019	3,370	2,538,752	(181,966)
					$9,157,016	$(426,815)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 23.5%
5,467,570	VanEck VectorsTM Junior Gold Miners ETF	$149,374,012
	TOTAL INVESTMENT COMPANIES (Cost $166,375,724)	$149,374,012
SHORT TERM INVESTMENTS - 89.1%
Money Market Funds - 89.1%
221,665,422	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$221,665,422
344,931,239	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	344,931,239
	TOTAL SHORT TERM INVESTMENTS (Cost $566,596,661)	$566,596,661
	TOTAL INVESTMENTS (Cost $732,972,385) - 112.6% (b)	$715,970,673
	Liabilities in Excess of Other Assets - (12.6)%	(80,169,649)
	TOTAL NET ASSETS - 100.0%	$635,801,024

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $674,958,654.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.212% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2018	10,915,993	$334,026,147	$(39,956,198)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.022% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/14/2018	7,861,208	230,427,422	(15,888,491)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.182% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	14,864,371	460,856,246	(59,388,361)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.062% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	17,900,731	563,337,603	(79,943,636)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Long Total Return Swap Contracts, continued

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.132% representing 1 month LIBOR rate + spread	BNP Paribas	2/20/2019	3,172,295	$99,388,002	$(14,778,340)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.132% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	1,300,000	41,797,536	(6,994,638)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.132% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	2,400,000	79,407,815	(15,062,745)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.132% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	1,537,947	49,875,200	(8,263,402)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.132% representing 1 month LIBOR rate + spread	BNP Paribas	9/18/2019	1,900,000	53,326,993	(1,719,399)
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.132% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	2,500,000	70,396,113	(2,347,889)
					$1,982,839,077	$(244,343,099)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.8%
Money Market Funds - 63.8%
25,910,662	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$25,910,662
12,149,495	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	12,149,495
	TOTAL SHORT TERM INVESTMENTS (Cost $38,060,157) (b)	$38,060,157
	TOTAL INVESTMENTS (Cost $38,060,157) - 63.8%	$38,060,157
	Other Assets in Excess of Liabilities - 36.2%	21,563,797
	TOTAL NET ASSETS - 100.0%	$59,623,954

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,060,157.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination		Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.6120 representing 1 month LIBOR rate + spread	%	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/3/2018	536,309	$17,554,371	$3,049,217
2.5120 representing 1 month LIBOR rate + spread	%	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/3/2018	1,008,129	27,107,878	(353,201)
2.3020 representing 1 month LIBOR rate + spread	%	Total return of VanEck VectorsTM Junior Gold Miners ETF	Deutsche Bank AG London	12/6/2018	3,619,181	103,344,186	4,574,786
2.4220 representing 1 month LIBOR rate + spread	%	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse International	12/17/2018	672,559	22,086,935	3,983,926
2.6220 representing 1 month LIBOR rate + spread	%	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	12/19/2018	711,155	22,429,829	3,416,212
						$192,523,199	$14,670,940

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Real Estate Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 75.0%
Accommodation - 2.3%
27,096	Host Hotels & Resorts, Inc.	$517,804
7,351	Park Hotels & Resorts, Inc.	213,694
8,246	Sunstone Hotel Investors, Inc.	119,320
3,905	Xenia Hotels & Resorts, Inc.	80,248
		931,066
Administrative and Support Services - 1.3%
17,226	Colony Capital, Inc.	101,117
4,333	CoreCivic, Inc.	97,319
9,928	Iron Mountain, Inc.	303,896
		502,332
Broadcasting (except Internet) - 0.3%
1,686	Ryman Hospitality Properties, Inc.	130,817
Credit Intermediation and Related Activities - 0.1%
1,858	Front Yard Residential Corp.	17,223
Funds, Trusts, and Other Financial Vehicles - 2.3%
84	Alexander's, Inc.	26,461
2,207	Chesapeake Lodging Trust	64,864
2,108	Easterly Government Properties, Inc.	38,302
4,576	Healthcare Realty Trust, Inc.	127,487
3,178	Independence Realty Trust, Inc.	31,494
2,482	iStar, Inc.	26,061
1,448	LTC Properties, Inc.	61,931
1,518	National Health Investors, Inc.	111,512
3,002	New Senior Investment Group, Inc.	17,172
2,523	Pebblebrook Hotel Trust (b)	85,050
2,572	Pennsylvania REIT	23,020
1,434	Preferred Apartment Communities, Inc.	24,163
6,403	RLJ Lodging Trust	124,474
5,735	SITE Centers Corp.	71,286
2,875	Washington REIT	80,126
		913,403
Insurance Carriers and Related Activities - 0.0% (†)
1,069	Braemar Hotels & Resorts, Inc.	11,374
Professional, Scientific, and Technical Services - 1.1%
4,609	Extra Space Storage, Inc.	415,086
645	NexPoint Residential Trust, Inc.	22,988
		438,074
Real Estate - 63.7%
2,982	Acadia Realty Trust	83,019
1,134	Agree Realty Corp.	64,944
3,764	Alexandria Real Estate Equities, Inc.	460,074
1,207	American Assets Trust, Inc.	46,300
4,995	American Campus Communities, Inc.	197,352
9,711	American Homes 4 Rent	204,611
3,211	Americold Realty Trust	79,472
5,751	Apartment Investment & Management Co. Class A	247,523
7,998	Apple Hospitality REIT, Inc.	129,328
1,654	Armada Hoffler Properties, Inc.	24,777
3,425	Ashford Hospitality Trust, Inc.	17,639
5,052	AvalonBay Communities, Inc.	886,020
Shares		Fair Value
Real Estate (continued)
5,642	Boston Properties, Inc.	$681,328
6,525	Brandywine Realty Trust	91,741
11,069	Brixmor Property Group, Inc.	179,318
8,704	Brookfield Property REIT, Inc. Class A	167,900
3,391	Camden Property Trust	306,106
6,310	CBL & Associates Properties, Inc. (b)	20,823
3,352	Cedar Realty Trust, Inc.	12,637
1,677	Chatham Lodging Trust	32,702
4,335	Columbia Property Trust, Inc.	97,321
665	Community Healthcare Trust, Inc.	19,764
1,503	CorePoint Lodging, Inc.	24,604
1,260	CoreSite Realty Corp.	118,264
3,734	Corporate Office Properties Trust	96,486
15,360	Cousins Properties, Inc.	127,642
6,663	CubeSmart	193,094
7,330	Diamondrock Hospitality Co.	76,599
7,528	Digital Realty Trust, Inc.	777,341
5,900	Douglas Emmett, Inc.	213,521
13,049	Duke Realty Corp.	359,761
1,277	EastGroup Properties, Inc.	122,324
5,110	Empire State Realty Trust, Inc.	81,045
2,717	EPR Properties	186,767
4,439	Equity Commonwealth	132,193
3,082	Equity Lifestyle Properties, Inc.	291,835
13,459	Equity Residential	874,297
2,414	Essex Property Trust, Inc.	605,383
2,676	Federal Realty Investment Trust	331,958
4,582	First Industrial Realty Trust, Inc.	140,667
8,301	Forest City Realty Trust, Inc.	208,853
2,244	Four Corners Property Trust, Inc.	58,523
3,920	Franklin Street Properties Corp.	27,283
7,413	Gaming & Leisure Properties, Inc.	249,744
1,237	Getty Realty Corp.	33,189
1,039	Gladstone Commercial Corp.	19,731
2,461	Global Net Lease, Inc.	49,835
3,623	Government Properities Income Trust (b)	31,991
17,171	HCP, Inc.	473,061
7,499	Healthcare Trust of America, Inc. Class A	196,924
1,365	Hersha Hospitality Trust	23,969
3,780	Highwoods Properties, Inc.	161,179
6,007	Hospitality Properties Trust	153,899
5,727	Hudson Pacific Properties, Inc.	173,528
831	Industrial Logistics Properties Trust (b)	17,941
4,389	Investors Real Estate Trust	23,832
11,412	Invitation Homes, Inc.	249,695
4,096	JBG SMITH Properties	153,518
3,613	Kilroy Realty Corp.	248,863
15,530	Kimco Realty Corp.	249,878
3,058	Kite Realty Group Trust	48,439
4,035	LaSalle Hotel Properties	133,195
7,894	Lexington Realty Trust	61,336
5,402	Liberty Property Trust	226,182
1,700	Life Storage, Inc.	160,072
3,865	Macerich Co.	199,511

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Real Estate Bull 3X Shares

Schedule of Investments, continued

October 31, 2018

Shares		Fair Value
Real Estate (continued)
3,295	Mack-Cali Realty Corp.	$66,889
13,331	Medical Properties Trust, Inc.	198,099
4,160	Mid-America Apartment Communities, Inc.	406,474
2,592	MGM Growth Properties LLC	73,328
3,106	Monmouth Real Estate Investment Corp. Class A	46,466
5,623	National Retail Properties, Inc.	262,875
2,063	National Storage Affiliates Trust	54,938
613	New York REIT, Inc. (b)	8,643
1,716	Northstar Realty Europe Corp.	23,029
7,259	Omega Healthcare Investors, Inc.	242,088
524	One Liberty Properties, Inc.	13,587
7,912	Paramount Group, Inc.	113,062
6,652	Physicians Realty Trust	110,290
4,685	Piedmont Office Realty Trust, Inc. Class A	84,424
22,982	Prologis, Inc.	1,481,649
749	PS Business Parks, Inc.	97,819
5,731	Public Storage	1,177,549
1,864	QTS Realty Trust, Inc. Class A	71,429
2,925	Ramco-Gershenson Properties Trust	38,844
10,394	Realty Income Corp.	626,446
5,573	Regency Centers Corp.	353,105
4,120	Retail Opportunity Investments Corp.	72,471
8,022	Retail Properties of America, Inc. Class A	98,430
540	Retail Value, Inc. (a)	15,125
2,964	Rexford Industrial Realty, Inc.	93,870
6,516	Sabra Health Care REIT, Inc.	141,071
485	Saul Centers, Inc.	23,164
3,269	Select Income REIT	61,817
8,686	Senior Housing Properties Trust	139,584
1,224	Seritage Growth Properties (b)	46,536
11,319	Simon Property Group, Inc.	2,077,263
3,232	SL Green Realty Corp.	294,952
1,641	Spirit MTA REIT	17,575
15,664	Spirit Reality Capital, Inc.	122,492
3,554	Stag Industrial, Inc.	94,039
3,827	Summit Hotel Properties, Inc.	44,087
2,927	Sun Communities, Inc.	294,076
3,449	Tanger Factory Outlet Centers, Inc. (b)	76,775
2,229	Taubman Centers, Inc.	122,617
2,046	Terreno Realty Corp.	76,582
4,496	The GEO Group, Inc.	99,407
1,751	TIER REIT, Inc.	37,944
9,781	UDR, Inc.	383,317
1,201	UMH Properties, Inc.	17,210
477	Universal Health Realty Income Trust	30,576
4,164	Urban Edge Properties	85,320
1,089	Urstadt Biddle Properties, Inc. Class A	21,682
13,023	Ventas, Inc.	755,855
35,390	VEREIT, Inc.	259,409
10,146	Vici Properties, Inc.	219,052
6,255	Vornado Realty Trust	425,840
Shares		Fair Value
Real Estate (continued)
6,798	Washington Prime Group, Inc.	$43,507
4,450	Weingarten Realty Investors	125,134
13,596	Welltower, Inc.	898,288
1,309	Whitestone REIT	17,619
3,918	WP Carey, Inc.	258,627
		25,580,997
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
2,783	CareTrust REIT, Inc.	49,148
6,515	Store Capital Corp.	189,130
		238,278
Telecommunications - 3.2%
3,623	CyrusOne, Inc.	192,852
2,905	Equinix, Inc.	1,100,240
		1,293,092
Water Transportation - 0.1%
2,498	Alexander & Baldwin, Inc.	48,811
	TOTAL COMMON STOCKS (Cost $29,014,353)	$30,105,467
SHORT TERM INVESTMENTS - 14.1%
Money Market Funds - 14.1%
4,560,084	Dreyfus Government Cash Management Institutional Shares, 2.05% (c)(d)	$4,560,084
1,095,938	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (c)	1,095,938
	TOTAL SHORT TERM INVESTMENTS (Cost $5,656,022)	$5,656,022
	TOTAL INVESTMENTS (Cost $34,670,375) - 89.1% (e)	$35,761,489
	Other Assets in Excess of Liabilities - 10.9%	4,401,385
	TOTAL NET ASSETS - 100.0%	$40,162,874

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan. See Note 2.

(c)  Represents annualized seven-day yield at October 31, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,635,652.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Real Estate Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of MSCI US REIT IndexSM	2.6820% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/6/2018	65,101	$67,994,803	$5,209,308
Total return of MSCI US REIT IndexSM	2.6820% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	12,271	13,713,218	(73,680)
Total return of MSCI US REIT IndexSM	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	4,000	4,236,167	251,645
					$85,944,188	$5,387,273

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily MSCI Real Estate Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.0%
Money Market Funds - 69.0%
13,205,980	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$13,205,980
5,542	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	5,542
	TOTAL SHORT TERM INVESTMENTS (Cost $13,211,522) (b)	$13,211,522
	TOTAL INVESTMENTS (Cost $13,211,522) - 69.0%	$13,211,522
	Other Assets in Excess of Liabilities - 31.0%	5,944,182
	TOTAL NET ASSETS - 100.0%	$19,155,704

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,211,522.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.3820% representing 1 month LIBOR rate + spread	Total return of MSCI US REIT IndexSM	Citibank N.A.	12/19/2018	20,919	$23,462,836	$202,744
2.4820% representing 1 monthLIBOR rate + spread	Total return of MSCI US REIT IndexSM	Deutsche Bank AG London	12/20/2018	30,819	32,945,049	(1,485,634)
					$56,407,885	$(1,282,890)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 50.4%
Mining (except Oil and Gas) - 1.8%
37,921	CNX Resources Corp. (a)	$593,464
Nonstore Retailers - 0.9%
8,389	Crestwood Equity Partners LP	282,793
Oil and Gas Extraction - 38.9%
39,705	Cabot Oil & Gas Corp.	962,052
11,198	Cimarex Energy Co.	889,905
6,898	Concho Resources, Inc. (a)	959,443
14,346	Continental Resources, Inc. (a)	755,747
22,038	Devon Energy Corp.	714,031
71,300	Encana Corp.	730,112
36,522	Enerplus Corp.	339,289
19,331	Enlink Midstream Partners LP	293,058
18,543	EQT Corp.	629,906
38,416	Gulfport Energy Corp. (a)	349,970
21,575	Matador Resources Co. (a)	622,223
34,684	Newfield Exploration Co. (a)	700,617
31,837	Noble Energy, Inc.	791,149
12,441	PDC Energy, Inc. (a)	528,120
47,869	QEP Resources, Inc. (a)	426,513
52,318	Range Resources Corp.	829,240
10,830	SandRidge Energy, Inc. (a)	96,929
21,787	SM Energy Co.	530,296
130,215	Southwestern Energy Co. (a)	695,348
16,131	Vermilion Energy, Inc. (b)	428,439
30,994	W&T Offshore, Inc. (a)	208,900
3,388	Western Gas Equity Partners LP	97,439
		12,578,726
Petroleum and Coal Products Manufacturing - 2.6%
26,215	Murphy Oil Corp.	835,210
Pipeline Transportation - 0.5%
11,052	Enable Midstream Partners LP (b)	163,238
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
2,730	EQGP Holdings LP	42,861
Support Activities for Mining - 3.8%
43,665	Antero Resources Corp. (a)	693,837
43,057	SRC Energy, Inc. (a)	304,844
9,435	Unit Corp. (a)	218,231
		1,216,912
Utilities - 1.8%
10,890	National Fuel Gas Co.	591,218
	TOTAL COMMON STOCKS (Cost $18,244,013)	$16,304,422
MASTER LIMITED PARTNERSHIPS - 5.9%
Pipeline Transportation - 5.2%
10,434	DCP Midstream Partners LP	375,519
7,524	EQT Midstream Partners LP	345,427
16,166	MPLX LP	543,339
9,978	Western Gas Partners LP	394,730
		1,659,015
Shares		Fair Value
Utilities - 0.7%
7,842	Antero Midstream Partners LP	$236,436
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,067,296)	$1,895,451
SHORT TERM INVESTMENTS - 55.5%
Money Market Funds - 55.5%
12,539,158	Dreyfus Government Cash Management Institutional Shares, 2.05% (c)(d)	$12,539,158
5,394,257	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (c)	5,394,257
	TOTAL SHORT TERM INVESTMENTS (Cost $17,933,415)	$17,933,415
	TOTAL INVESTMENTS (Cost $38,244,724) - 111.8% (e)	$36,133,288
	Liabilities in Excess of Other Assets - (11.8)%	(3,813,925)
	TOTAL NET ASSETS - 100.0%	$32,319,363

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan. See Note 2.

(c)  Represents annualized seven-day yield at October 31, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,314,010.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ISE-Revere Natural Gas IndexTM	2.4120% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/5/2018	783,744	$19,482,724	$(702,158)
Total return of ISE-Revere Natural Gas IndexTM	2.7920% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	446,771	12,142,438	(1,435,018)
Total return of ISE-Revere Natural Gas IndexTM	2.6720% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	1,468,313	36,642,972	(1,542,591)
Total return of ISE-Revere Natural Gas IndexTM	2.5320% representing 1 month LIBOR rate + spread	BNP Paribas	1/16/2019	587,053	15,739,478	(1,728,470)
					$84,007,612	$(5,408,237)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.8%
Money Market Funds - 69.8%
1,298,175	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$1,298,175
1,032,913	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	1,032,913
	TOTAL SHORT TERM INVESTMENTS (Cost $2,331,088) (b)	$2,331,088
	TOTAL INVESTMENTS (Cost $2,331,088) - 69.8%	$2,331,088
	Other Assets in Excess of Liabilities - 30.2%	1,010,747
	TOTAL NET ASSETS - 100.0%	$3,341,835

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,331,088.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4820% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Credit Suisse International	12/17/2018	191,790	$5,163,492	$566,151
2.2320% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Citibank N.A.	12/24/2018	181,236	5,056,086	719,843
2.0820% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Deutsche Bank AG London	10/10/2019	45,266	1,048,315	(37,441)
					$11,267,893	$1,248,553

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 75.9%
Chemical Manufacturing - 67.9%
2,498	Abbott Laboratories	$172,212
1,729	AbbVie, Inc.	134,603
3,198	Acorda Therapeutics, Inc. (a)	61,114
6,052	Akorn, Inc. (a)	40,367
478	Allergan PLC	75,529
3,869	Bausch Health Companies, Inc. (a)	88,523
2,758	Bristol-Myers Squibb Co.	139,389
6,088	Corcept Therapeutics, Inc. (a)	71,534
1,337	Eagle Pharmaceuticals, Inc. (a)	65,834
1,587	Eli Lilly & Co.	172,094
1,450	Emergent Biosolutions, Inc. (a)	88,725
1,015	Enanta Pharmaceuticals, Inc. (a)	78,317
5,422	Endo International PLC (a)	91,849
1,197	Gilead Sciences, Inc.	81,611
4,420	Horizon Pharma PLC (a)	80,488
6,307	Innoviva, Inc. (a)	88,046
532	Jazz Pharmaceuticals PLC (a)	84,492
1,241	Johnson & Johnson	173,728
355	Ligand Pharmaceuticals, Inc. (a)	58,508
2,442	Merck & Co., Inc.	179,756
2,322	Mylan NV (a)	72,562
1,989	Pacira Pharmaceuticals, Inc. (a)	97,242
1,202	Perrigo Co. PLC	84,501
4,034	Pfizer, Inc.	173,704
223	Regeneron Pharmaceuticals, Inc. (a)	75,650
875	Taro Pharmaceutical Industries Ltd. (a)	87,071
739	United Therapeutics Corp. (a)	81,926
		2,699,375
Credit Intermediation and Related Activities - 2.0%
3,081	Retrophin, Inc. (a)	79,058
Professional, Scientific, and Technical Services - 6.0%
835	Amgen, Inc.	160,980
259	Biogen, Inc. (a)	78,806
		239,786
	TOTAL COMMON STOCKS (Cost $3,076,931)	$3,018,219
Shares		Fair Value
SHORT TERM INVESTMENTS - 17.6%
Money Market Funds - 17.6%
52,143	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)	$52,143
650,000	Fidelity Investments Money Market Funds Government Portfolio Class I, 2.06% (b)	650,000
	TOTAL SHORT TERM INVESTMENTS (Cost $702,143)	$702,143
	TOTAL INVESTMENTS (Cost $3,779,074) - 93.5% (c)	$3,720,362
	Other Assets in Excess of Liabilities - 6.5%	258,975
	TOTAL NET ASSETS - 100.0%	$3,979,337

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,720,362.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dynamic Pharmaceutical IntellidexSM Index	2.7820% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	1,341	$8,939,340	$(520,710)
Total return of Dynamic Pharmaceutical IntellidexSM Index	2.7320% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	73	464,999	(4,844)
					$9,404,339	$(525,554)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 79.2%
Credit Intermediation and Related Activities - 72.8%
14,611	Associated Banc-Corp	$338,683
7,464	BancorpSouth Bank	214,217
2,378	Bank of Hawaii Corp.	186,530
11,869	Bank OZK	324,736
11,641	BankUnited, Inc.	385,317
2,098	Banner Corp.	121,306
9,551	BB&T Corp.	469,527
2,356	BOK Financial Corp.	201,980
13,750	Cadence Bancorp	303,325
1,148	Carolina Financial Corp.	37,987
4,306	Cathay General Bancorp	162,207
7,055	CenterState Bank Corp.	173,412
1,491	Central Pacific Financial Corp.	40,317
3,322	Chemical Financial Corp.	155,669
8,984	CIT Group, Inc.	425,662
11,946	Citizens Financial Group, Inc.	446,183
3,027	Columbia Banking System, Inc.	112,271
5,146	Comerica, Inc.	419,708
4,563	Commerce Bancshares, Inc.	290,207
2,177	Community Bank System, Inc.	127,115
1,473	ConnectOne Bancorp, Inc.	30,535
2,648	Customers Bancorp, Inc. (a)	54,258
6,004	CVB Financial Corp.	131,187
1,460	Eagle Bancorp, Inc. (a)	71,788
7,652	East West Bancorp, Inc.	401,271
1,131	Enterprise Financial Services Corp.	49,142
27,604	F.N.B. Corp.	326,555
933	FB Financial Corp.	34,036
1,179	Fidelity Southern Corp.	27,376
16,525	Fifth Third Bancorp	446,010
18,592	First BanCorp (a)	171,604
4,651	First Commonwealth Financial Corp.	62,789
3,634	First Financial Bancorp	95,102
2,498	First Financial Bankshares, Inc.	147,357
12,135	First Hawaiian, Inc.	300,705
26,790	First Horizon National Corp.	432,391
1,793	First Merchants Corp.	74,607
5,556	First Midwest Bancorp, Inc.	127,566
4,781	First Republic Bank	435,023
10,002	Fulton Financial Corp.	160,132
4,550	Glacier Bancorp, Inc.	192,920
2,685	Great Western Bancorp, Inc.	98,405
2,856	Green Bancorp, Inc.	52,836
1,685	Guaranty Bancorp	43,844
4,790	Hancock Holding Co.	200,988
2,426	Hanmi Financial Corp. Class A	50,898
1,733	Heartland Financial USA, Inc.	92,092
2,569	Heritage Commerce Corp.	37,276
2,706	Heritage Financial Corp.	88,540
7,212	Home Bancshares, Inc.	137,317
8,792	Hope Bancorp, Inc.	127,308
30,622	Huntington Bancshares, Inc.	438,813
4,003	IBERIABANK Corp.	298,183
822	Independent Bank Corp. (Massachusetts)	64,486
Shares		Fair Value
Credit Intermediation and Related Activities (continued)
1,289	Independent Bank Corp. (Michigan)	$28,526
2,291	Independent Bank Group, Inc.	132,672
1,854	International Bancshares Corp.	71,750
28,683	Investors Bancorp, Inc.	320,676
24,049	KeyCorp	436,730
1,104	Lakeland Bancorp, Inc.	18,183
2,861	LegacyTexas Financial Group, Inc.	110,234
1,755	Live Oak Bancshares, Inc.	32,292
2,801	M&T Bank Corp.	463,313
8,786	MB Financial, Inc.	390,011
851	Midland States Bancorp, Inc.	22,951
858	NBT Bancorp, Inc.	31,308
3,635	OFG Bancorp	62,122
9,474	Old National Bancorp	169,111
1,719	Opus Bank	32,644
4,628	Pacific Premier Bancorp, Inc. (a)	135,276
9,536	PacWest Bancorp	387,352
771	Peapack-Gladstone Financial Corp.	20,809
26,881	People's United Financial, Inc.	420,956
5,421	Pinnacle Financial Partners, Inc.	283,518
3,414	PNC Financial Services Group, Inc.	438,665
6,780	Popular, Inc.	352,628
1,200	Preferred Bank	61,692
4,777	Prosperity Bancshares, Inc.	310,648
25,278	Regions Financial Corp.	428,968
1,861	Sandy Spring Bancorp, Inc.	66,159
3,292	Seacoast Banking Corp. of Florida (a)	86,613
4,008	Signature Bank	440,479
1,537	South State Corp.	104,009
1,306	Southside Bancshares, Inc.	41,374
3,155	State Bank Financial Corp.	80,673
21,454	Sterling Bancorp	385,743
6,992	SunTrust Banks, Inc.	438,119
1,503	SVB Financial Group (a)	356,557
9,976	Synovus Financial Corp.	374,699
15,510	TCF Financial Corp.	323,849
5,512	Texas Capital Bancshares, Inc. (a)	359,548
2,718	The Bancorp, Inc. (a)	28,539
3,837	Trustmark Corp.	118,180
2,529	UMB Financial Corp.	161,477
21,856	Umpqua Holdings Corp.	419,635
4,458	Union Bankshares Corp.	152,196
5,727	United Bankshares, Inc.	189,965
4,991	United Community Banks, Inc.	124,126
1,070	Univest Corp. of Pennsylvania	26,707
28,625	Valley National Bancorp	285,678
2,129	Veritex Holdings, Inc. (a)	50,159
6,285	Webster Financial Corp.	369,809
7,188	Western Alliance Bancorp (a)	346,749
4,659	Wintrust Financial Corp.	354,736
9,184	Zions Bancorp	432,107
		21,720,619
Insurance Carriers and Related Activities - 0.3%
4,954	Hilltop Holdings, Inc.	98,584
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments, continued

October 31, 2018

Shares		Fair Value
Management of Companies and Enterprises - 5.7%
3,950	Ameris Bancorp	$169,416
5,131	Banc of California, Inc.	81,839
2,805	Berkshire Hills Bancorp, Inc.	93,603
5,590	Boston Private Financial Holdings, Inc.	75,465
3,887	Brookline Bancorp, Inc.	60,249
649	City Holding Co.	47,883
4,297	Cullen/Frost Bankers, Inc.	420,762
660	Equity Bancshares, Inc. (a)	23,819
5,612	FCB Financial Holdings, Inc. (a)	219,598
2,530	First Foundation, Inc. (a)	41,011
1,978	First Interstate BancSystem, Inc.	82,008
1,454	Franklin Financial Network, Inc. (a)	49,291
1,619	National Bank Holdings Corp.	54,657
1,709	Renasant Corp.	59,610
1,196	ServisFirst Bancshares, Inc.	43,032
3,999	Simmons First National Corp.	107,093
2,100	Triumph Bancorp, Inc. (a)	75,306
		1,704,642
Monetary Authorities-Central Bank - 0.2%
990	Westamerica Bancorp	57,628
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
526	QCR Holdings, Inc.	19,162
1,503	TriState Capital Holdings, Inc. (a)	37,906
		57,068
	TOTAL COMMON STOCKS (Cost $26,915,598)	$23,638,541
Shares		Fair Value
SHORT TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%
2,306,732	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)	$2,306,732
9,922	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (b)	9,922
	TOTAL SHORT TERM INVESTMENTS (Cost $2,316,654)	$2,316,654
	TOTAL INVESTMENTS (Cost $29,232,252) - 87.0% (c)	$25,955,195
	Other Assets in Excess of Liabilities - 13.0%	3,879,605
	TOTAL NET ASSETS - 100.0%	$29,834,800

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,933,689

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Regional Banks Select Industry Index	2.6320% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	7,205	$12,113,022	$70,937
Total return of S&P Regional Banks Select Industry Index	2.6349% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/10/2019	31,749	51,961,683	1,728,059
					$64,074,705	$1,798,996

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Regional Banks Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.0%
Money Market Funds - 69.0%
234,633	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$234,633
2,054,354	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	2,054,354
	TOTAL SHORT TERM INVESTMENTS (Cost $2,288,987) (b)	$2,288,987
	TOTAL INVESTMENTS (Cost $2,288,987) - 69.0%	$2,288,987
	Other Assets in Excess of Liabilities - 31.0%	1,030,206
	TOTAL NET ASSETS - 100.0%	$3,319,193

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,288,987.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.6920% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	Credit Suisse International	12/19/2018	3,257	$6,321,117	$822,730
2.3120% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	UBS Securities LLC	2/20/2019	1,898	3,405,113	197,175
2.0819% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	Citibank N.A.	10/17/2019	734	1,173,172	(68,223)
					$10,899,402	$951,682

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 75.6%
Administrative and Support Services - 0.9%
155	Booking Holdings, Inc. (a)	$290,560
Apparel Manufacturing - 1.6%
13,222	Guess?, Inc.	280,835
9,715	Zumiez, Inc. (a)	225,971
		506,806
Broadcasting (except Internet) - 0.9%
13,336	Qurate Retail, Inc. (a)	292,592
Clothing and Clothing Accessories Stores - 19.6%
14,650	Abercrombie & Fitch Co. Class A	288,605
11,978	American Eagle Outfitters, Inc.	276,213
53,949	Ascena Retail Group, Inc. (a)	207,704
9,957	Boot Barn Holdings, Inc. (a)	245,739
7,999	Caleres, Inc.	273,566
34,563	Chicos FAS, Inc.	265,098
2,291	Childrens Place Retail Stores, Inc.	342,275
2,049	Citi Trends, Inc.	51,901
9,468	DSW, Inc. Class A	251,375
28,387	Express, Inc. (a)	250,090
6,343	Foot Locker, Inc.	299,009
10,638	Gap, Inc.	290,417
6,133	Genesco, Inc. (a)	262,431
10,201	L Brands, Inc.	330,717
4,512	Nordstrom, Inc.	296,754
3,053	Ross Stores, Inc.	302,247
4,081	Shoe Carnival, Inc. (b)	166,219
4,502	Signet Jewelers Ltd.	252,337
11,427	Tailored Brands, Inc. (a)(b)	240,081
11,643	The Buckle, Inc. (b)	237,517
9,216	The Cato Corp.	177,685
2,296	Tiffany & Co.	255,545
2,717	TJX Companies, Inc.	298,544
6,948	Urban Outfitters, Inc. (a)	274,168
		6,136,237
Data Processing, Hosting and Related Services - 0.6%
4,388	Shutterstock, Inc.	179,381
Electronics and Appliance Stores - 2.4%
3,770	Best Buy Co., Inc.	264,503
8,455	Conn's, Inc. (a)	234,880
17,600	GameStop Corp. Class A (b)	256,960
		756,343
Food and Beverage Stores - 3.1%
2,023	Grubhub, Inc. (a)	187,613
1,711	Ingles Markets, Inc.	56,360
10,629	Kroger Co.	316,319
10,472	Sprouts Farmers Market, Inc. (a)	281,592
2,972	Weis Markets, Inc.	137,158
		979,042
Food Services and Drinking Places - 1.6%
2,344	Casey's General Stores, Inc.	295,602
1,972	Wayfair, Inc. (a)	217,492
		513,094
Shares		Fair Value
General Merchandise Stores - 12.6%
7,105	Big Lots, Inc.	$294,999
1,802	Burlington Stores, Inc. (a)	309,025
1,255	Costco Wholesale Corp.	286,931
3,816	Dillard's, Inc. Class A (b)	268,723
2,713	Dollar General Corp.	302,174
3,495	Dollar Tree, Inc. (a)	294,628
2,268	Five Below, Inc. (a)	258,144
156,357	J.C. Penney Co., Inc. (a)(b)	229,845
3,655	Kohl's Corp.	276,793
8,148	Macy's, Inc.	279,395
3,416	PriceSmart, Inc.	239,632
3,360	Target Corp.	280,997
3,381	Tractor Supply Co.	310,680
3,124	Wal-Mart Stores, Inc.	313,275
		3,945,241
Health and Personal Care Stores - 4.5%
8,031	Petmed Express, Inc. (b)	224,386
229,081	Rite Aid Corp. (a)	274,897
16,546	Sally Beauty Holdings, Inc. (a)	294,684
1,059	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	290,717
4,205	Walgreens Boots Alliance Inc.	335,433
		1,420,117
Miscellaneous Manufacturing - 0.9%
6,613	National Vision Holdings, Inc. (a)	273,977
Miscellaneous Store Retailers - 4.9%
5,592	ETSY, Inc. (a)	237,772
90,096	Office Depot, Inc.	230,646
3,253	Ollie's Bargain Outlet Holdings, Inc. (a)	302,204
19,968	Party City Holdings Inc. (a)	209,065
20,282	Rent-A-Center, Inc. (a)	289,018
1,299	Stamps.Com., Inc. (a)	262,619
		1,531,324
Motor Vehicle and Parts Dealers - 10.1%
1,786	Advance Auto Parts, Inc.	285,331
945	America's Car-Mart, Inc. (a)	70,780
4,037	Asbury Automotive Group, Inc. (a)	262,809
6,582	AutoNation, Inc. (a)	266,439
395	AutoZone, Inc. (a)	289,721
3,670	CarMax, Inc. (a)	249,230
4,659	Carvana Co. (a)(b)	180,536
3,931	Group 1 Automotive, Inc.	226,976
3,410	Lithia Motors, Inc. Class A (b)	303,763
5,973	MarineMax, Inc. (a)	135,945
3,574	Murphy USA, Inc. (a)	288,172
872	O'Reilly Automotive, Inc. (a)	279,694
5,540	Penske Automotive Group, Inc.	245,865
4,480	Sonic Automotive, Inc.	81,178
		3,166,439
Nonstore Retailers - 4.9%
149	Amazon.com, Inc. (a)	238,104
8,666	eBay, Inc. (a)	251,574
5,898	Lands' End, Inc. (a)	96,196
6,374	Liberty Expedia Holdings, Inc. (a)	276,759
8,420	Nutrisystem, Inc.	299,415

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments, continued

October 31, 2018

Shares		Fair Value
Nonstore Retailers (continued)
10,775	Overstock.com, Inc. (a)(b)	$216,793
5,991	Stitch Fix, Inc. (a)(b)	157,923
		1,536,764
Professional, Scientific, and Technical Services - 1.1%
73,879	Groupon, Inc. (a)	241,584
7,302	Quotient Technology Inc, Inc. (a)	93,977
		335,561
Publishing Industries (except Internet) - 0.6%
4,034	Shutterfly, Inc. (a)	201,700
Repair and Maintenance - 1.0%
4,156	Monro Muffler Brake, Inc.	309,206
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
14,843	Camping World Holdings, Inc. (b)	254,557
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 2.6%
8,005	Dick's Sporting Goods, Inc.	283,137
14,522	Hibbett Sports, Inc. (a)	253,699
17,122	The Michaels Companies, Inc. (a)	271,384
		808,220
Support Activities for Transportation - 0.9%
2,278	Expedia, Inc.	285,730
	TOTAL COMMON STOCKS (Cost $25,015,383)	$23,722,891
Shares		Fair Value
SHORT TERM INVESTMENTS - 26.7%
Money Market Funds - 26.7%
7,610,353	Dreyfus Government Cash Management Institutional Shares, 2.05% (c)(d)	$7,610,353
752,068	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (c)	752,068
	TOTAL SHORT TERM INVESTMENTS (Cost $8,362,421)	$8,362,421
	TOTAL INVESTMENTS (Cost $33,377,805) - 102.3% (e)	$32,085,312
	Liabilities in Excess of Other Assets - (2.3)%	(718,656)
	TOTAL NET ASSETS - 100.0%	$31,366,656

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan. See Note 2.

(c)  Represents annualized seven-day yield at October 31, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,131,350.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	2.632% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	6,394	$32,592,448	$(1,322,303)
Total return of S&P Retail Select Industry® Index	2.082% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	7,973	38,485,828	545,718
					$71,078,276	$(776,585)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 72.6%
151,822	Global X Robotics & Artificial Intelligence ETF	$2,993,930
	TOTAL INVESTMENT COMPANIES (Cost $3,411,103)	$2,993,930
SHORT TERM INVESTMENTS - 28.9%
Money Market Funds - 28.9%
144,749	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$144,749
1,047,634	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	1,047,634
	TOTAL SHORT TERM INVESTMENTS (Cost $1,192,383)	$1,192,383
	TOTAL INVESTMENTS (Cost $4,603,486) - 101.5% (b)	$4,186,313
	Liabilities in Excess of Other Assets - (1.5)%	(63,788)
	TOTAL NET ASSETS - 100.0%	$4,122,525

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,186,313.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	2.8320% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2018	472,649	$9,938,109	$(639,907)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	2.9320% representing 1 month LIBOR rate + spread	Citibank N.A.	9/19/2019	2,703	57,048	(3,814)
					$9,995,157	$(643,721)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 21.8%
1,629,745	SPDR® S&P Biotech ETF	$128,929,127
	TOTAL INVESTMENT COMPANIES (Cost $129,890,904)	$128,929,127
SHORT TERM INVESTMENTS - 57.0%
Money Market Funds - 57.0%
266,229,798	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)(b)	$266,229,798
71,541,772	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	71,541,772
	TOTAL SHORT TERM INVESTMENTS (Cost $337,771,570)	$337,771,570
	TOTAL INVESTMENTS (Cost $467,662,474) - 78.8% (c)	$466,700,697
	Other Assets in Excess of Liabilities - 21.2%	125,771,578
	TOTAL NET ASSETS - 100.0%	$592,472,275

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $465,767,704.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	1.9820% representing 1 month LIBOR rate + spread	Citibank N.A.	12/3/2018	93,776	$613,280,472	$(40,794,631)
Total return of S&P Biotechnology Select Industry Index	2.1020% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	44,355	325,878,133	(53,331,367)
Total return of S&P Biotechnology Select Industry Index	2.3749% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/10/2019	129,578	809,214,303	(11,551,111)
					$1,748,372,908	$(105,677,109)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.4%
Money Market Funds - 57.4%
32,259,698	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	$32,259,698
	TOTAL SHORT TERM INVESTMENTS (Cost $32,259,698) (b)	$32,259,698
	TOTAL INVESTMENTS (Cost $32,259,698) - 57.4%	$32,259,698
	Other Assets in Excess of Liabilities - 42.6%	23,936,015
	TOTAL NET ASSETS - 100.0%	$56,195,713

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,259,698.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.0941% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	3/5/2019	27,378	$164,287,378	$(4,243,787)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 50.1%
2,176,559	SPDR® S&P® Oil & Gas Exploration & Production ETF (a)	$78,508,483
	TOTAL INVESTMENT COMPANIES (Cost $84,552,978)	$78,508,483
SHORT TERM INVESTMENTS - 26.3%
Money Market Funds - 26.3%
20,841,531	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)(c)	$20,841,531
20,399,327	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (b)	20,399,327
	TOTAL SHORT TERM INVESTMENTS (Cost $41,240,858)	$41,240,858
	TOTAL INVESTMENTS (Cost $125,793,836) - 76.4% (d)	$119,749,341
	Other Assets in Excess of Liabilities - 23.6%	36,905,456
	TOTAL NET ASSETS - 100.0%	$156,654,797

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan. See Note 2.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $107,417,573.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.9820% representing 1 month LIBOR rate + spread	Citibank N.A.	12/5/2018	5,204	$28,437,935	$13,103
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	1.9120% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/5/2018	5,291	33,126,628	(4,044,534)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.0920% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2018	24,495	126,776,098	7,282,116
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.6467% representing 1 month LIBOR rate + spread	Credit Suisse International	1/11/2019	36,177	199,077,182	(128,952)
					$387,417,843	$3,121,733

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.8%
Money Market Funds - 60.8%
1,205,567	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$1,205,567
24,633,069	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	24,633,069
	TOTAL SHORT TERM INVESTMENTS (Cost $25,838,636) (b)	$25,838,636
	TOTAL INVESTMENTS (Cost $25,838,636) - 60.8%	$25,838,636
	Other Assets in Excess of Liabilities - 39.2%	16,626,584
	TOTAL NET ASSETS - 100.0%	$42,465,220

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,838,636.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.6320% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Deutsche Bank AG London	12/3/2018	1,064	$6,160,689	$309,975
2.1520% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse International	12/17/2018	6,746	41,289,315	4,208,847
1.8320% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/18/2018	15,350	95,733,918	11,677,119
					$143,183,922	$16,195,941

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 67.8%
Computer and Electronic Product Manufacturing - 58.2%
732,870	Advanced Micro Devices, Inc. (a)	$13,345,563
186,610	Analog Devices, Inc.	15,621,123
168,439	Broadcom, Inc.	37,644,432
79,882	Cree, Inc. (a)	3,101,019
283,811	Cypress Semiconductor Corp.	3,672,514
101,540	Integrated Device Technology, Inc. (a)	4,753,087
761,775	Intel Corp.	35,712,012
514,408	Marvell Technology Group Ltd.	8,441,435
218,253	Maxim Integrated Products, Inc.	10,917,015
41,587	Mellanox Technologies Ltd. (a)	3,522,003
184,919	Microchip Technology, Inc. (b)	12,163,972
351,225	Micron Technology, Inc. (a)	13,248,207
43,011	MKS Instruments, Inc.	3,169,481
33,208	Monolithic Power Systems, Inc.	3,922,529
131,442	NVIDIA Corp.	27,711,917
198,049	NXP Semiconductors NV	14,851,695
334,591	ON Semiconductor Corp. (a)	5,688,047
98,631	Qorvo, Inc. (a)	7,250,365
536,929	Qualcomm, Inc.	33,767,465
140,507	Skyworks Solutions, Inc.	12,190,387
423,077	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	16,119,234
146,356	Teradyne, Inc.	5,041,964
328,228	Texas Instruments, Inc.	30,469,405
198,544	Xilinx, Inc.	16,949,701
		339,274,572
Machinery Manufacturing - 6.7%
428,781	Applied Materials, Inc.	14,098,319
56,850	ASML Holding NV ADR (Netherlands)	9,798,666
106,571	Lam Research Corp.	15,104,308
		39,001,293
Merchant Wholesalers, Durable Goods - 2.4%
111,182	Entegris, Inc.	2,950,770
122,562	KLA-Tencor Corp.	11,219,326
		14,170,096
Shares		Fair Value
Primary Metal Manufacturing - 0.5%
34,028	Silicon Laboratories, Inc. (a)	$2,774,303
	TOTAL COMMON STOCKS (Cost $427,228,990)	$395,220,264
SHORT TERM INVESTMENTS - 32.1%
Money Market Funds - 32.1%
69,099,849	Dreyfus Government Cash Management Institutional Shares, 2.05% (c)(d)	$69,099,849
117,944,641	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (c)	117,944,641
	TOTAL SHORT TERM INVESTMENTS (Cost $187,044,490)	$187,044,490
	TOTAL INVESTMENTS (Cost $614,273,480) - 99.9% (e)	$582,264,754
	Other Assets in Excess of Liabilities - 0.1%	733,454
	TOTAL NET ASSETS - 100.0%	$582,998,208

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan. See Note 2.

(c)  Represents annualized seven-day yield at October 31, 2018.

(d)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $501,245,383.

ADR - American Depository Receipt

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of PHLX Semiconductor Sector Index	2.7020% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/8/2019	569,984	$769,703,100	$(86,212,201)
Total return of PHLX Semiconductor Sector Index	2.6767% representing 1 month LIBOR rate + spread	Citibank N.A.	1/14/2019	556,157	654,065,840	14,713,998
					$1,423,768,940	$(71,498,203)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.9%
Money Market Funds - 75.9%
49,686,137	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$49,686,137
4,430	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	4,430
	TOTAL SHORT TERM INVESTMENTS (Cost $49,690,567) (b)	$49,690,567
	TOTAL INVESTMENTS (Cost $49,690,567) - 75.9%	$49,690,567
	Other Assets in Excess of Liabilities - 24.1%	15,768,666
	TOTAL NET ASSETS - 100.0%	$65,459,233

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,690,567.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.3249% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Citibank N.A.	12/20/2018	163,341	$187,233,996	$(9,239,756)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 60.6%
5,867,114	Technology Select Sector SPDR Fund	$406,591,000
	TOTAL INVESTMENT COMPANIES (Cost $369,221,940)	$406,591,000
SHORT TERM INVESTMENTS - 21.7%
Money Market Funds - 21.7%
145,265,465	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)(b)	$145,265,465
154,994	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	154,994
	TOTAL SHORT TERM INVESTMENTS (Cost $145,420,459)	$145,420,459
	TOTAL INVESTMENTS (Cost $514,642,399) - 82.3% (c)	$552,011,459
	Other Assets in Excess of Liabilities - 17.7%	119,139,326
	TOTAL NET ASSETS - 100.0%	$671,150,785

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $531,539,127.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	2.6720% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/19/2018	696,670	$488,919,099	$(4,170,709)
Total return of Technology Select Sector Index	2.8920% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	1,011,890	659,772,428	40,443,033
Total return of Technology Select Sector Index	2.7320% representing 1 month LIBOR rate + spread	Citibank N.A.	12/20/2018	400,000	265,087,238	11,984,458
Total return of Technology Select Sector Index	2.6796% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/26/2020	200,000	150,021,498	(11,070,876)
					$1,563,800,263	$37,185,906

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.8%
Money Market Funds - 60.8%
7,812,101	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$7,812,101
12,461,378	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	12,461,378
	TOTAL SHORT TERM INVESTMENTS (Cost $20,273,479) (b)	$20,273,479
	TOTAL INVESTMENTS (Cost $20,273,479) - 60.8%	$20,273,479
	Other Assets in Excess of Liabilities - 39.2%	13,075,463
	TOTAL NET ASSETS - 100.0%	$33,348,942

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,273,479.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.4920% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Credit Suisse International	12/17/2018	37,797	$25,194,941	$(997,798)
2.2020% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Deutsche Bank AG London	12/20/2018	41,379	27,953,942	(845,235)
2.3320% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	1/7/2019	64,566	46,877,510	1,988,403
					$100,026,393	$145,370

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
COMMON STOCKS - 75.4%
Air Transportation - 13.6%
4,892	Alaska Air Group, Inc.	$300,467
4,892	American Airlines Group, Inc.	171,612
4,892	Delta Air Lines, Inc.	267,739
4,892	JetBlue Airways Corp. (a)	81,843
4,892	Southwest Airlines Co.	240,197
4,892	United Continental Holdings, Inc. (a)	418,315
		1,480,173
Couriers and Messengers - 14.7%
4,892	FedEx Corp.	1,077,903
4,892	United Parcel Service, Inc. Class B	521,194
		1,599,097
Miscellaneous Manufacturing - 1.6%
4,892	Matson, Inc.	171,611
Rail Transportation - 21.9%
4,892	CSX Corp.	336,863
4,892	Kansas City Southern Railway Co.	498,788
4,892	Norfolk Southern Corp.	821,025
4,892	Union Pacific Corp.	715,308
		2,371,984
Rental and Leasing Services - 3.8%
4,892	Avis Budget Group, Inc. (a)	137,563
4,892	Ryder System, Inc.	270,577
		408,140
Support Activities for Transportation - 7.0%
4,892	C.H. Robinson Worldwide, Inc.	435,535
4,892	Expeditors International of Washington, Inc.	328,644
		764,179
Truck Transportation - 9.5%
4,892	J.B. Hunt Transport Services, Inc.	541,104
4,892	Landstar System, Inc.	489,640
		1,030,744
Shares		Fair Value
Water Transportation - 3.3%
4,892	Kirby Corp. (a)	$351,931
	TOTAL COMMON STOCKS (Cost $8,968,897)	$8,177,859
SHORT TERM INVESTMENTS - 25.3%
Money Market Funds - 25.3%
2,345,418	Dreyfus Government Cash Management Institutional Shares, 2.05% (b)	$2,345,418
400,767	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (b)	400,767
	TOTAL SHORT TERM INVESTMENTS (Cost $2,746,185)	$2,746,185
	TOTAL INVESTMENTS (Cost $11,715,082) - 100.7% (c)	$10,924,044
	Liabilities in Excess of Other Assets - (0.7)%	(74,566)
	TOTAL NET ASSETS - 100.0%	$10,849,478

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at October 31, 2018.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,924,044.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Transportation Average	2.8320% representing 1 month LIBOR rate + spread	Citibank N.A.	12/6/2018	633	$7,193,138	$(758,990)
Total return of Dow Jones Transportation Average	2.6820% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/15/2019	1,758	18,239,306	(359,315)
					$25,432,444	$(1,118,305)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 62.0%
48,147	Utilities Select Sector SPDR Fund	$2,585,012
	TOTAL INVESTMENT COMPANIES (Cost $2,549,750)	$2,585,012
SHORT TERM INVESTMENTS - 41.6%
Money Market Funds - 41.6%
1,728,920	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$1,728,920
6,194	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	6,194
	TOTAL SHORT TERM INVESTMENTS (Cost $1,735,114)	$1,735,114
	TOTAL INVESTMENTS (Cost $4,284,864) - 103.6% (b)	$4,320,126
	Liabilities in Excess of Other Assets - (3.6)%	(148,556)
	TOTAL NET ASSETS - 100.0%	$4,171,570

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,300,017.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	2.6820% representing 1 month LIBOR rate + spread	UBS Securities LLC	1/4/2019	494	$274,374	$(6,206)
Total return of Utilities Select Sector Index	2.4820% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	7/29/2019	17,796	9,569,826	99,422
					$9,844,200	$93,216

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 70.9%
41,000	iShares 7-10 Year Treasury Bond ETF	$4,127,060
	TOTAL INVESTMENT COMPANIES (Cost $4,214,809)	$4,127,060
SHORT TERM INVESTMENTS - 36.9%
Money Market Funds - 36.9%
425,272	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$425,272
1,724,423	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	1,724,423
	TOTAL SHORT TERM INVESTMENTS (Cost $2,149,695)	$2,149,695
	TOTAL INVESTMENTS (Cost $6,364,504) - 107.8% (b)	$6,276,755
	Liabilities in Excess of Other Assets - (7.8)%	(452,614)
	TOTAL NET ASSETS - 100.0%	$5,824,141

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,464,645.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	1.0320% representing 1 month LIBOR rate + spread	Deutsche Bank AG London	12/4/2018	62,579	$6,386,685	$(71,553)
Total return of iShares 7-10 Year Treasury Bond ETF	1.5520% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	70,000	7,432,600	(317,028)
					$13,819,285	$(388,581)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 56.2%
Money Market Funds - 56.2%
4,933,437	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$4,933,437
6,413,284	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	6,413,284
	TOTAL SHORT TERM INVESTMENTS (Cost $11,346,721) (b)	$11,346,721
	TOTAL INVESTMENTS (Cost $11,346,721) - 56.2%	$11,346,721
	Other Assets in Excess of Liabilities - 43.8%	8,842,373
	TOTAL NET ASSETS - 100.0%	$20,189,094

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,346,721.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.5220% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Deutsche Bank AG London	12/17/2018	245,897	$24,940,747	$110,114
1.4320% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/19/2018	180,807	19,140,201	750,949
1.1620% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/19/2018	175,000	18,581,500	767,325
					$62,662,448	$1,628,388

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 71.6%
635,714	iShares 20+ Year Treasury Bond ETF	$72,204,396
	TOTAL INVESTMENT COMPANIES (Cost $78,703,117)	$72,204,396
SHORT TERM INVESTMENTS - 20.5%
Money Market Funds - 20.5%
1,636,270	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)(b)	$1,636,270
19,022,371	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	19,022,371
	TOTAL SHORT TERM INVESTMENTS (Cost $20,658,641)	$20,658,641
	TOTAL INVESTMENTS (Cost $99,361,758) - 92.1% (c)	$92,863,037
	Other Assets in Excess of Liabilities - 7.9%	8,010,007
	TOTAL NET ASSETS - 100.0%	$100,873,044

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of this security represents an investment of securities lending collateral. See Note 2.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $77,428,309.

Long Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	1.6820% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	1,028,325	$119,963,573	$(3,154,040)
Total return of iShares 20+ Year Treasury Bond ETF	1.9320% representing 1 month LIBOR rate + spread	BNP Paribas	12/19/2018	100,000	12,733,000	(1,263,697)
Total return of iShares 20+ Year Treasury Bond ETF	2.0320% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2018	500,000	58,975,000	(1,939,570)
Total return of iShares 20+ Year Treasury Bond ETF	1.9320% representing 1 month LIBOR rate + spread	BNP Paribas	4/17/2019	250,000	30,281,055	(1,775,407)
Total return of iShares 20+ Year Treasury Bond ETF	1.9320% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	150,000	17,972,094	(929,310)
					$239,924,722	$(9,062,024)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

October 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 56.0%
Money Market Funds - 56.0%
94,907,021	Dreyfus Government Cash Management Institutional Shares, 2.05% (a)	$94,907,021
98,426,660	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.05% (a)	98,426,660
	TOTAL SHORT TERM INVESTMENTS (Cost $193,333,681) (b)	$193,333,681
	TOTAL INVESTMENTS (Cost $193,333,681) - 56.0%	$193,333,681
	Other Assets in Excess of Liabilities - 44.0%	151,766,432
	TOTAL NET ASSETS - 100.0%	$345,100,113

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at October 31, 2018.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $193,333,681.

Short Total Return Swap Contracts

October 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.6620% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/5/2018	3,000,000	$379,830,000	$35,631,104
1.6620% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/19/2018	1,600,000	203,728,000	19,797,775
1.3420% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/19/2018	3,719,179	433,163,989	10,695,723
1.7320% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Deutsche Bank AG London	3/25/2019	795,737	91,186,351	626,520
					$1,107,908,340	$66,751,122

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$54,829,873	$3,034,053	$975,608,508	$138,402,445
Cash equivalents	9,384,989	1,578,326	51,477,894	154,981,751
Receivable for Fund shares sold	—	—	186,697	1,296,211
Dividend and interest receivable	42,179	6,037	398,833	566,264
Due from broker for swap contracts	1,464	5,290	9,742	715,444
Unrealized appreciation on swap contracts	—	827,577	2,708,685	4,016,915
Prepaid expenses and other assets	3,865	1,972	14,625	10,792
Total Assets	64,262,370	5,453,255	1,030,404,984	299,989,822
Liabilities:
Payable for Fund shares redeemed	—	—	—	16,076,458
Payable for investments purchased	—	—	34,096,125	—
Unrealized depreciation on swap contracts	6,485,518	—	2,922,596	674,894
Due to investment adviser, net (Note 6)	37,781	2,051	587,174	215,208
Due to broker for swap contracts	18,108	1,043,058	1	15,739,958
Due to broker for futures contracts	—	—	17,677	—
Accrued expenses and other liabilities	42,900	3,741	549,707	169,230
Total Liabilities	6,584,307	1,048,850	38,173,280	32,875,748
Net Assets	$57,678,063	$4,404,405	$992,231,704	$267,114,074
Net Assets Consist of:
Capital stock	$72,324,537	$72,437,257	$1,054,357,622	$1,474,235,115
Total distributable earnings (loss)	(14,646,474)	(68,032,852)	(62,125,918)	(1,207,121,041)
Net Assets	$57,678,063	$4,404,405	$992,231,704	$267,114,074
Calculation of Net Asset Value Per Share:
Net assets	$57,678,063	$4,404,405	$992,231,704	$267,114,074
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,500,132	314,407	23,055,004	10,303,892
Net assets value, redemption price and offering price per share	$38.45	$14.01	$43.04	$25.92
Cost of Investments	$56,727,149	$3,034,053	$968,986,059	$138,402,445

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily EURO STOXX 50® Bull 3X Shares	Direxion Daily FTSE China Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$838,413,903	$181,045,535	$2,335,830	$277,358,800
Cash equivalents	53,477,235	117,141,720	508,257	65,454,023
Receivable for Fund shares sold	15,528,638	868	—	179
Due from investment adviser, net (Note 6)	—	—	7,186	—
Dividend and interest receivable	1,236,026	584,299	1,421	175,001
Due from broker for swap contracts	9,384,789	646,448	—	—
Unrealized appreciation on swap contracts	3,638,387	11,717,965	—	—
Prepaid expenses and other assets	8,981	20,883	5,283	7,407
Total Assets	921,687,959	311,157,718	2,857,977	342,995,410
Liabilities:
Collateral for securities loaned (Note 2)	—	—	—	27
Payable for Fund shares redeemed	—	14,566,061	—	21,126
Unrealized depreciation on swap contracts	35,374,516	845,796	477,882	35,560,942
Due to investment adviser, net (Note 6)	466,875	257,738	—	158,269
Due to broker for swap contracts	1,740,000	12,275,000	—	—
Accrued expenses and other liabilities	544,466	229,173	2,716	197,309
Total Liabilities	38,125,857	28,173,768	480,598	35,937,673
Net Assets	$883,562,102	$282,983,950	$2,377,379	$307,057,737
Net Assets Consist of:
Capital stock	$1,041,303,760	$3,383,314,305	$3,779,841	$491,122,868
Total distributable earnings (loss)	(157,741,658)	(3,100,330,355)	(1,402,462)	(184,065,131)
Net Assets	$883,562,102	$282,983,950	$2,377,379	$307,057,737
Calculation of Net Asset Value Per Share:
Net assets	$883,562,102	$282,983,950	$2,377,379	$307,057,737
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	14,300,068	24,470,375	150,001	17,200,013
Net assets value, redemption price and offering price per share	$61.79	$11.56	$15.85	$17.85
Cost of Investments	$882,892,029	$181,045,535	$2,563,048	$292,325,322

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily MSCI Brazil Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$46,686,944	$35,943,402	$12,595,003	$426,836,742
Cash equivalents	42,585,507	9,894,505	1,052,720	88,831,775
Receivable for Fund shares sold	—	—	—	193,593
Dividend and interest receivable	137,747	39,076	9,450	168,490
Due from broker for swap contracts	100,936	437,849	140,875	100,389
Unrealized appreciation on swap contracts	11,802,546	1,262,915	1,377,047	168,192,826
Prepaid expenses and other assets	3,324	6,078	4,629	5,148
Total Assets	101,317,004	47,583,825	15,179,724	684,328,963
Liabilities:
Collateral for securities loaned (Note 2)	—	81,848	—	69,940,400
Payable for Fund shares redeemed	3,688,116	—	—	—
Payable for investments purchased	—	—	—	32,319,200
Unrealized depreciation on swap contracts	819,499	278,694	234,449	443,539
Due to investment adviser, net (Note 6)	57,002	33,581	6,873	237,104
Due to broker for swap contracts	16,620,000	540,551	1,415,931	173,975,794
Accrued expenses and other liabilities	48,658	17,038	10,355	144,468
Total Liabilities	21,233,275	951,712	1,667,608	277,060,505
Net Assets	$80,083,729	$46,632,113	$13,512,116	$407,268,458
Net Assets Consist of:
Capital stock	$132,345,630	$71,945,100	$58,786,314	$286,325,473
Total distributable earnings (loss)	(52,261,901)	(25,312,987)	(45,274,198)	120,942,985
Net Assets	$80,083,729	$46,632,113	$13,512,116	$407,268,458
Calculation of Net Asset Value Per Share:
Net assets	$80,083,729	$46,632,113	$13,512,116	$407,268,458
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,127,337	1,900,001	569,092	13,853,728
Net assets value, redemption price and offering price per share	$71.04	$24.54	$23.74	$29.40
Cost of Investments	$46,686,944	$39,108,094	$13,049,594	$409,532,483

*  Securities loaned with values of $–, $80,070, $– and $68,482,214, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$20,971,049	$2,459,823	$232,842,134	$54,990,000
Cash equivalents	1,489,960	1,497,767	2,002,013	42,744,533
Receivable for investments sold	—	—	3,873,050	—
Due from investment adviser, net (Note 6)	—	1,915	—	—
Dividend and interest receivable	11,693	6,759	153,330	182,904
Due from broker for swap contracts	—	155	592,077	132,104
Unrealized appreciation on swap contracts	—	—	40,387	581,022
Prepaid expenses and other assets	11,879	10,167	8,192	4,475
Total Assets	22,484,581	3,976,586	239,511,183	98,635,038
Liabilities:
Payable for Fund shares redeemed	—	—	—	3,347,437
Payable for investments purchased	—	—	6,854,575	—
Unrealized depreciation on swap contracts	3,132,246	239,813	29,649,855	1,603,695
Due to investment adviser, net (Note 6)	11,803	—	130,843	69,950
Due to broker for swap contracts	—	7,494	—	3,190,000
Accrued expenses and other liabilities	8,559	2,717	130,809	40,573
Total Liabilities	3,152,608	250,024	36,766,082	8,251,655
Net Assets	$19,331,973	$3,726,562	$202,745,101	$90,383,383
Net Assets Consist of:
Capital stock	$25,765,936	$43,075,380	$442,770,923	$439,213,055
Total distributable loss	(6,433,963)	(39,348,818)	(240,025,822)	(348,829,672)
Net Assets	$19,331,973	$3,726,562	$202,745,101	$90,383,383
Calculation of Net Asset Value Per Share:
Net assets	$19,331,973	$3,726,562	$202,745,101	$90,383,383
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	350,001	234,916	3,231,598	1,395,232
Net assets value, redemption price and offering price per share	$55.23	$15.86	$62.74	$64.78
Cost of Investments	$22,631,494	$2,459,823	$249,051,532	$54,990,000

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily MSCI India Bull 3X Shares	Direxion Daily MSCI Japan Bull 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$87,521,116	$12,642,893	$6,873,966	$25,257,870
Cash equivalents	14,098,230	820,558	57,914	2,830,164
Receivable for Fund shares sold	—	—	—	1,206,561
Dividend and interest receivable	77,218	7,960	6,606	12,151
Due from broker for swap contracts	—	—	11,017	—
Unrealized appreciation on swap contracts	996,882	88,897	—	30,749
Prepaid expenses and other assets	8,213	18,264	1,870	2,487
Total Assets	102,701,659	13,578,572	6,951,373	29,339,982
Liabilities:
Collateral for securities loaned (Note 2)	—	13	—	—
Payable for investments purchased	—	—	—	2,615,055
Unrealized depreciation on swap contracts	1,541,246	—	2,077,730	3,778,923
Due to investment adviser, net (Note 6)	82,420	15,061	2,562	7,844
Due to broker for swap contracts	572,774	—	57,517	1,777
Accrued expenses and other liabilities	78,260	6,893	5,025	12,491
Total Liabilities	2,274,700	21,967	2,142,834	6,416,090
Net Assets	$100,426,959	$13,556,605	$4,808,539	$22,923,892
Net Assets Consist of:
Capital stock	$136,989,063	$19,756,494	$8,421,521	$37,155,445
Total distributable loss	(36,562,104)	(6,199,889)	(3,612,982)	(14,231,553)
Net Assets	$100,426,959	$13,556,605	$4,808,539	$22,923,892
Calculation of Net Asset Value Per Share:
Net assets	$100,426,959	$13,556,605	$4,808,539	$22,923,892
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,949,686	250,001	450,001	950,001
Net assets value, redemption price and offering price per share	$51.51	$54.23	$10.69	$24.13
Cost of Investments	$93,400,328	$13,881,608	$7,438,402	$27,458,437

*  Securities loaned with values of $–, $1,870,002, $208,508 and $–, respectively. See Note 2.
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Energy Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$134,232,386	$19,473,506	$52,279,470	$320,924,739
Cash equivalents	12,547,816	7,765,732	3,676,713	46,708,970
Receivable for Fund shares sold	—	549	2,027,493	46,248
Dividend and interest receivable	155,707	47,861	34,109	229,943
Due from broker for swap contracts	31,150	57,361	—	1,290,000
Unrealized appreciation on swap contracts	6,157,560	116,613	—	4,136,989
Prepaid expenses and other assets	6,457	2,683	12,371	6,222
Total Assets	153,131,076	27,464,305	58,030,156	373,343,111
Liabilities:
Collateral for securities loaned (Note 2)	—	—	424,297	—
Payable for Fund shares redeemed	—	1,830,833	—	—
Payable for investments purchased	—	—	65	—
Unrealized depreciation on swap contracts	2,569,017	1,247,594	647,759	23,096,885
Due to investment adviser, net (Note 6)	98,188	19,731	26,103	243,529
Due to broker for swap contracts	3,000,000	655,111	—	122,307
Accrued expenses and other liabilities	46,755	9,986	31,472	225,346
Total Liabilities	5,713,960	3,763,255	1,129,696	23,688,067
Net Assets	$147,417,116	$23,701,050	$56,900,460	$349,655,044
Net Assets Consist of:
Capital stock	$242,484,182	$170,006,520	$62,849,009	$529,894,267
Total distributable earnings (loss)	(95,067,066)	(146,305,470)	(5,948,549)	(180,239,223)
Net Assets	$147,417,116	$23,701,050	$56,900,460	$349,655,044
Calculation of Net Asset Value Per Share:
Net assets	$147,417,116	$23,701,050	$56,900,460	$349,655,044
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,018,002	1,294,595	1,350,001	13,800,017
Net assets value, redemption price and offering price per share	$36.69	$18.31	$42.15	$25.34
Cost of Investments	$136,799,266	$19,473,506	$54,582,039	$340,446,852

*  Securities loaned with values of $–, $–, $415,795 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Gold Miners Index Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$34,241,162	$1,624,582,321	$93,484,174	$1,171,748,006
Cash equivalents	21,260,470	104,212,022	59,127,229	203,968,132
Receivable for Fund shares sold	—	—	2,245,098	—
Dividend and interest receivable	78,903	1,504,789	257,908	1,538,146
Due from broker for swap contracts	334,226	10,865	2,766	287,561
Unrealized appreciation on swap contracts	15,815,743	8,645,810	—	5,218,520
Prepaid expenses and other assets	4,356	24,831	3,378	15,023
Total Assets	71,734,860	1,738,980,638	155,120,553	1,382,775,388
Liabilities:
Collateral for securities loaned (Note 2)	—	171,842	—	—
Payable for Fund shares redeemed	2,286,041	—	—	182,577
Unrealized depreciation on swap contracts	425,909	109,151,332	12,635,685	210,675,867
Due to investment adviser, net (Note 6)	37,521	1,008,522	122,535	831,458
Due to broker for swap contracts	17,035,000	48,320	478,804	39,551,842
Accrued expenses and other liabilities	35,152	1,087,728	84,900	512,277
Total Liabilities	19,819,623	111,467,744	13,321,924	251,754,021
Net Assets	$51,915,237	$1,627,512,894	$141,798,629	$1,131,021,367
Net Assets Consist of:
Capital stock	$232,216,395	$1,910,112,964	$3,332,716,558	$3,719,357,961
Total distributable earnings (loss)	(180,301,158)	(282,600,070)	(3,190,917,929)	(2,588,336,594)
Net Assets	$51,915,237	$1,627,512,894	$141,798,629	$1,131,021,367
Calculation of Net Asset Value Per Share:
Net assets	$51,915,237	$1,627,512,894	$141,798,629	$1,131,021,367
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,157,061	27,749,888	12,632,055	85,185,823
Net assets value, redemption price and offering price per share	$44.87	$58.65	$11.23	$13.28
Cost of Investments	$34,241,162	$1,645,062,103	$93,484,174	$1,225,195,235

*  Securities loaned with values of $–, $176,561, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Industrials Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$101,689,151	$136,184,036	$40,528,786	$3,593,612
Cash equivalents	50,602,932	19,121,310	9,492,025	750,012
Receivable for Fund shares sold	—	530	—	—
Due from investment adviser, net (Note 6)	—	—	—	8,098
Dividend and interest receivable	225,948	40,676	45,868	2,668
Due from broker for swap contracts	5,286	—	—	782
Unrealized appreciation on swap contracts	45,041,404	10,028,446	—	—
Prepaid expenses and other assets	13,295	3,852	2,986	11,941
Total Assets	197,578,016	165,378,850	50,069,665	4,367,113
Liabilities:
Collateral for securities loaned (Note 2)	—	3	—	—
Payable for Fund shares redeemed	—	10,075	—	—
Unrealized depreciation on swap contracts	2,710,102	4,027,572	10,196,565	426,815
Due to investment adviser, net (Note 6)	88,140	110,012	15,163	—
Due to broker for swap contracts	39,954,420	10,021,606	162,254	—
Accrued expenses and other liabilities	72,344	105,629	28,916	3,405
Total Liabilities	42,825,006	14,274,897	10,402,898	430,220
Net Assets	$154,753,010	$151,103,953	$39,666,767	$3,936,893
Net Assets Consist of:
Capital stock	$475,067,334	$155,815,336	$88,121,165	$4,607,856
Total distributable earnings (loss)	(320,314,324)	(4,711,383)	(48,454,398)	(670,963)
Net Assets	$154,753,010	$151,103,953	$39,666,767	$3,936,893
Calculation of Net Asset Value Per Share:
Net assets	$154,753,010	$151,103,953	$39,666,767	$3,936,893
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,418,705	2,850,008	1,400,000	150,001
Net assets value, redemption price and offering price per share	$35.02	$53.02	$28.33	$26.25
Cost of Investments	$101,689,151	$133,680,303	$46,725,291	$3,595,575

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$715,970,673	$38,060,157	$35,761,489	$13,211,522
Cash equivalents	164,943,297	25,217,372	5,486,031	7,197,083
Receivable for Fund shares sold	—	1,135	—	—
Receivable for investments sold	11,184,255	—	—	—
Dividend and interest receivable	1,308,984	118,922	29,863	34,960
Due from broker for swap contracts	196,795	—	6,960	8,959
Unrealized appreciation on swap contracts	—	15,024,141	5,460,953	202,744
Prepaid expenses and other assets	4,007	8,659	53,823	10,437
Total Assets	893,608,011	78,430,386	46,799,119	20,665,705
Liabilities:
Collateral for securities loaned (Note 2)	—	—	34,685	—
Payable for Fund shares redeemed	718,387	7,321,721	—	—
Unrealized depreciation on swap contracts	244,343,099	353,201	73,680	1,485,634
Due to investment adviser, net (Note 6)	507,405	49,998	29,461	7,579
Due to broker for swap contracts	12,016,320	11,057,794	6,433,242	10,000
Accrued expenses and other liabilities	221,776	23,718	65,177	6,788
Total Liabilities	257,806,987	18,806,432	6,636,245	1,510,001
Net Assets	$635,801,024	$59,623,954	$40,162,874	$19,155,704
Net Assets Consist of:
Capital stock	$2,221,202,719	$133,329,679	$49,371,318	$160,188,719
Total distributable loss	(1,585,401,695)	(73,705,725)	(9,208,444)	(141,033,015)
Net Assets	$635,801,024	$59,623,954	$40,162,874	$19,155,704
Calculation of Net Asset Value Per Share:
Net assets	$635,801,024	$59,623,954	$40,162,874	$19,155,704
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	88,906,879	787,735	2,050,000	1,908,309
Net assets value, redemption price and offering price per share	$7.15	$75.69	$19.59	$10.04
Cost of Investments	$732,972,385	$38,060,157	$34,670,375	$13,211,522

*  Securities loaned with values of $–, $–, $38,874 and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Regional Banks Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$36,133,288	$2,331,088	$3,720,362	$25,955,195
Cash equivalents	1,776,065	1,067,055	774,618	2,988,325
Receivable for investments sold	18,493	—	—	—
Dividend and interest receivable	35,836	8,151	6,212	33,959
Due from broker for swap contracts	—	166,923	12,410	360,000
Foreign tax reclaims	12,616	—	—	—
Unrealized appreciation on swap contracts	—	1,285,994	—	1,798,996
Prepaid expenses and other assets	3,316	2,059	2,530	27,604
Total Assets	37,979,614	4,861,270	4,516,132	31,164,079
Liabilities:
Collateral for securities loaned (Note 2)	142,151	—	—	—
Unrealized depreciation on swap contracts	5,408,237	37,441	525,554	—
Due to investment adviser, net (Note 6)	15,428	2,268	2,349	14,941
Due to broker for swap contracts	74,801	1,476,450	843	1,300,000
Accrued expenses and other liabilities	19,634	3,276	8,049	14,338
Total Liabilities	5,660,251	1,519,435	536,795	1,329,279
Net Assets	$32,319,363	$3,341,835	$3,979,337	$29,834,800
Net Assets Consist of:
Capital stock	$250,357,051	$11,840,280	$4,771,579	$42,773,829
Total distributable loss	(218,037,688)	(8,498,445)	(792,242)	(12,939,029)
Net Assets	$32,319,363	$3,341,835	$3,979,337	$29,834,800
Calculation of Net Asset Value Per Share:
Net assets	$32,319,363	$3,341,835	$3,979,337	$29,834,800
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,457,521	124,855	150,001	600,000
Net assets value, redemption price and offering price per share	$13.15	$26.77	$26.53	$49.72
Cost of Investments	$38,244,724	$2,331,088	$3,779,074	$29,232,252

*  Securities loaned with values of $138,950, $–, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily Regional Banks Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	Direxion Daily S&P Biotech Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$2,288,987	$32,085,313	$4,186,313	$466,700,697
Cash equivalents	1,248,894	1,776,549	580,017	208,612,458
Receivable for Fund shares sold	—	—	—	3,007,394
Receivable for investments sold	—	—	—	19,774,993
Due from investment adviser, net (Note 6)	—	—	5,711	—
Dividend and interest receivable	3,991	19,364	2,656	738,291
Due from broker for swap contracts	31,086	256,623	—	50
Unrealized appreciation on swap contracts	1,019,905	545,718	—	—
Prepaid expenses and other assets	8,580	25,408	1,610	9,993
Total Assets	4,601,443	34,708,975	4,776,307	698,843,876
Liabilities:
Collateral for securities loaned (Note 2)	—	586,240	—	110
Unrealized depreciation on swap contracts	68,223	1,322,303	643,721	105,677,109
Due to investment adviser, net (Note 6)	1,835	17,494	—	291,369
Due to broker for swap contracts	1,210,000	1,402,464	1,264	120,296
Accrued expenses and other liabilities	2,192	13,818	8,797	282,717
Total Liabilities	1,282,250	3,342,319	653,782	106,371,601
Net Assets	$3,319,193	$31,366,656	$4,122,525	$592,472,275
Net Assets Consist of:
Capital stock	$6,199,195	$35,494,029	$6,745,117	$811,283,696
Total distributable earnings (loss)	(2,880,002)	(4,127,373)	(2,622,592)	(218,811,421)
Net Assets	$3,319,193	$31,366,656	$4,122,525	$592,472,275
Calculation of Net Asset Value Per Share:
Net assets	$3,319,193	$31,366,656	$4,122,525	$592,472,275
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	99,988	850,012	350,001	12,011,600
Net assets value, redemption price and offering price per share	$33.20	$36.90	$11.78	$49.33
Cost of Investments	$2,288,987	$33,377,806	$4,603,486	$467,662,474

*  Securities loaned with values of $–, $564,383, $– and $–, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares
Assets:
Investments, at fair value (including securities loaned*) (Note 2)	$32,259,698	$119,749,341	$25,838,636	$582,264,754
Cash equivalents	30,726,417	29,121,384	21,292,367	115,547,700
Receivable for Fund shares sold	6,085,434	1,373,564	435,126	1,005
Receivable for investments sold	—	16,011,242	—	—
Dividend and interest receivable	121,660	136,872	118,016	627,554
Due from broker for swap contracts	44,517	116,359	1,124,429	232,033
Unrealized appreciation on swap contracts	—	7,295,219	16,195,941	14,713,998
Prepaid expenses and other assets	4,539	5,177	3,079	14,886
Total Assets	69,242,265	173,809,158	65,007,594	713,401,930
Liabilities:
Collateral for securities loaned (Note 2)	—	8,071,829	—	776,848
Payable for Fund shares redeemed	7,835,041	—	—	119,215
Payable for investments purchased	—	—	—	36,211,131
Unrealized depreciation on swap contracts	4,243,787	4,173,486	—	86,212,201
Due to investment adviser, net (Note 6)	52,002	83,324	40,591	399,667
Due to broker for swap contracts	878,400	4,756,157	22,466,626	6,342,859
Accrued expenses and other liabilities	37,322	69,565	35,157	341,801
Total Liabilities	13,046,552	17,154,361	22,542,374	130,403,722
Net Assets	$56,195,713	$156,654,797	$42,465,220	$582,998,208
Net Assets Consist of:
Capital stock	$181,018,593	$203,940,629	$75,287,041	$824,143,128
Total distributable earnings (loss)	(124,822,880)	(47,285,832)	(32,821,821)	(241,144,920)
Net Assets	$56,195,713	$156,654,797	$42,465,220	$582,998,208
Calculation of Net Asset Value Per Share:
Net assets	$56,195,713	$156,654,797	$42,465,220	$582,998,208
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,434,536	7,159,476	4,879,803	5,800,004
Net assets value, redemption price and offering price per share	$39.17	$21.88	$8.70	$100.52
Cost of Investments	$32,259,698	$125,793,836	$25,838,636	$614,273,480

*  Securities loaned with values of $–, $7,871,420, $– and $766,462, respectively. See Note 2.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$49,690,567	$552,011,459	$20,273,479	$10,924,044
Cash equivalents	28,474,264	112,593,567	16,009,761	1,025,730
Receivable for Fund shares sold	800	2,509	—	—
Due from investment adviser, net (Note 6)	—	—	—	5,044
Dividend and interest receivable	144,654	201,841	61,251	5,365
Due from broker for swap contracts	7,933	12,335	19,385	93
Unrealized appreciation on swap contracts	—	52,427,491	1,988,403	—
Prepaid expenses and other assets	2,403	12,363	2,480	11,898
Total Assets	78,320,621	717,261,565	38,354,759	11,972,174
Liabilities:
Collateral for securities loaned (Note 2)	—	11	—	—
Payable for Fund shares redeemed	2,666,571	559,022	—	—
Unrealized depreciation on swap contracts	9,239,756	15,241,585	1,843,033	1,118,305
Due to investment adviser, net (Note 6)	56,877	428,214	18,932	—
Due to broker for swap contracts	864,879	29,480,000	3,125,841	—
Accrued expenses and other liabilities	33,305	401,948	18,011	4,391
Total Liabilities	12,861,388	46,110,780	5,005,817	1,122,696
Net Assets	$65,459,233	$671,150,785	$33,348,942	$10,849,478
Net Assets Consist of:
Capital stock	$237,174,478	$662,886,150	$174,248,275	$13,250,157
Total distributable earnings (loss)	(171,715,245)	8,264,635	(140,899,333)	(2,400,679)
Net Assets	$65,459,233	$671,150,785	$33,348,942	$10,849,478
Calculation of Net Asset Value Per Share:
Net assets	$65,459,233	$671,150,785	$33,348,942	$10,849,478
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,909,767	5,350,000	1,503,291	400,001
Net assets value, redemption price and offering price per share	$13.33	$125.45	$22.18	$27.12
Cost of Investments	$49,690,567	$514,642,399	$20,273,479	$11,715,082

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

	Direxion Daily Utilities Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$4,320,126	$6,276,755	$11,346,721	$92,863,037
Cash equivalents	13,603	146,344	8,820,778	17,133,651
Due from investment adviser, net (Note 6)	8,608	—	—	—
Dividend and interest receivable	3,421	3,919	30,504	54,480
Due from broker for swap contracts	7,706	17,667	10,443	—
Unrealized appreciation on swap contracts	99,422	—	1,628,388	—
Prepaid expenses and other assets	11,936	1,953	2,429	2,920
Total Assets	4,464,822	6,446,638	21,839,263	110,054,088
Liabilities:
Collateral for securities loaned (Note 2)	—	—	—	1
Payable for Fund shares redeemed	—	—	—	16,673
Unrealized depreciation on swap contracts	6,206	388,581	—	9,062,024
Due to investment adviser, net (Note 6)	—	1,788	14,849	60,463
Due to broker for swap contracts	283,580	222,441	1,620,428	—
Accrued expenses and other liabilities	3,466	9,687	14,892	41,883
Total Liabilities	293,252	622,497	1,650,169	9,181,044
Net Assets	$4,171,570	$5,824,141	$20,189,094	$100,873,044
Net Assets Consist of:
Capital stock	$4,072,303	$7,443,082	$78,196,378	$139,702,370
Total distributable earnings (loss)	99,267	(1,618,941)	(58,007,284)	(38,829,326)
Net Assets	$4,171,570	$5,824,141	$20,189,094	$100,873,044
Calculation of Net Asset Value Per Share:
Net assets	$4,171,570	$5,824,141	$20,189,094	$100,873,044
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	150,001	150,000	1,300,000	6,400,000
Net assets value, redemption price and offering price per share	$27.81	$38.83	$15.53	$15.76
Cost of Investments	$4,284,864	$6,364,504	$11,346,721	$99,361,758

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2018

Direxion Daily 20+ Year Treasury Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$193,333,681
Cash equivalents	146,147,336
Dividend and interest receivable	577,735
Due from broker for swap contracts	30,176
Unrealized appreciation on swap contracts	66,751,122
Prepaid expenses and other assets	5,116
Total Assets	406,845,166
Liabilities:
Due to investment adviser, net (Note 6)	233,686
Due to broker for swap contracts	61,337,357
Accrued expenses and other liabilities	174,010
Total Liabilities	61,745,053
Net Assets	$345,100,113
Net Assets Consist of:
Capital stock	$1,252,158,930
Total distributable loss	(907,058,817)
Net Assets	$345,100,113
Calculation of Net Asset Value Per Share:
Net assets	$345,100,113
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	15,099,789
Net assets value, redemption price and offering price per share	$22.85
Cost of Investments	$193,333,681

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Investment Income:
Dividend income	$615,654	$—	$12,220,919	$—
Dividend income earned on investments in affiliates	—	—	—	33,240
Interest income	461,807	67,599	4,147,627	4,839,013
Securities lending income	15	—	1	—
Total investment income	1,077,476	67,599	16,368,547	4,872,253
Expenses:
Investment advisory fees (Note 6)	517,607	32,330	7,300,309	2,239,627
Interest expense	104,547	920	470,345	15,536
Licensing fees	55,211	3,449	778,700	238,894
Fund servicing fees	34,779	3,111	477,178	147,229
Professional fees	19,308	10,581	141,283	50,276
Management service fees (Note 6)	17,567	1,098	247,712	76,023
Reports to shareholders	11,164	408	157,460	48,306
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,000	5,000	5,000	5,418
Trustees' fees and expenses	2,431	152	34,292	10,520
Insurance fees	1,714	107	24,175	7,416
Other	6,458	—	92,053	13,846
Total Expenses	781,787	63,157	9,734,508	2,859,092
Recoupment of expenses to Adviser (Note 6)	3,300	2,289	37,837	9,835
Less: Reimbursement of expenses from Adviser (Note 6)	(24,905)	(23,575)	(54,941)	(16,530)
Less: Investment advisory fees waived (Note 6)	—	—	—	(24,365)
Net Expenses	760,182	41,871	9,717,404	2,828,032
Net investment income	317,294	25,728	6,651,143	2,044,221
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,290,728)	—	(29,422,398)	—
Investment in affiliates	—	—	—	(3,175,398)
In-kind redemptions	2,328,701	—	59,564,724	—
Swap contracts	13,584,200	(2,367,731)	85,140,281	(129,139,215)
Futures contracts	—	—	35,250,009	—
Net realized gain (loss)	14,622,173	(2,367,731)	150,532,616	(132,314,613)
Capital gain distributions from regulated investment companies	7	3	82	99
Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,264,613)	—	(13,110,740)	—
Investment in affiliates	—	—	—	2,634,089
Swap contracts	(16,858,141)	1,889,936	(63,028,317)	61,925,275
Futures contracts	—	—	(8,101,175)	—
Change in net unrealized appreciation (depreciation)	(20,122,754)	1,889,936	(84,240,232)	64,559,364
Net realized and unrealized gain (loss)	(5,500,574)	(477,792)	66,292,466	(67,755,150)
Net increase (decrease) in net assets resulting from operations	$(5,183,280)	$(452,064)	$72,943,609	$(65,710,929)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily EURO STOXX 50® Bull 3X Shares	Direxion Daily FTSE China Bull 3X Shares
Investment Income:
Dividend income	$5,472,384	$—	$77,076	$6,172,608
Interest income	4,952,492	6,659,668	17,708	1,619,572
Securities lending income	22,415	—	—	158,797
Total investment income	10,447,291	6,659,668	94,784	7,950,977
Expenses:
Investment advisory fees (Note 6)	5,752,879	2,980,223	27,824	2,252,046
Interest expense	1,151,291	14,592	368	202,361
Licensing fees	742,153	385,329	20,000	310,568
Fund servicing fees	376,435	195,605	2,816	147,915
Management service fees (Note 6)	195,243	101,166	944	76,420
Reports to shareholders	124,083	64,280	600	48,574
Professional fees	113,455	63,594	9,587	50,499
Trustees' fees and expenses	27,023	13,999	131	10,579
Insurance fees	19,050	9,869	92	7,458
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,000	7,501	5,000	5,000
Other	95,969	6,876	—	29,621
Total Expenses	8,608,582	3,849,035	73,363	3,147,042
Recoupment of expenses to Adviser (Note 6)	—	28,121	2,293	—
Less: Reimbursement of expenses from Adviser (Note 6)	(170,311)	(87,614)	(40,045)	(92,090)
Net Expenses	8,438,271	3,789,542	35,611	3,054,952
Net investment income	2,009,020	2,870,126	59,173	4,896,025
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(14,799,051)	—	(146,860)	(43,419,689)
In-kind redemptions	71,147,458	—	—	27,108,131
Swap contracts	124,331,212	(200,632,824)	(530,246)	(41,090,112)
Net realized gain (loss)	180,679,619	(200,632,824)	(677,106)	(57,401,670)
Capital gain distributions from regulated investment companies	125	181	1	—
Change in net unrealized appreciation (depreciation) on:
Investment securities	(55,782,657)	—	(342,173)	(24,491,970)
Swap contracts	(130,226,827)	136,998,911	(847,186)	(77,964,709)
Change in net unrealized appreciation (depreciation)	(186,009,484)	136,998,911	(1,189,359)	(102,456,679)
Net realized and unrealized loss	(5,329,740)	(63,633,732)	(1,866,464)	(159,858,349)
Net decrease in net assets resulting from operations	$(3,320,720)	$(60,763,606)	$(1,807,291)	$(154,962,324)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily MSCI Brazil Bull 3X Shares
Investment Income:
Dividend income	$—	$1,215,277	$207,193	$4,278,616
Interest income	902,728	412,148	116,797	1,654,833
Securities lending income	—	1,059	—	12,934
Total investment income	902,728	1,628,484	323,990	5,946,383
Expenses:
Investment advisory fees (Note 6)	395,572	483,920	120,024	1,656,361
Licensing fees	54,550	21,075	16,003	—
Interest expense	35,388	31,731	13,562	445,985
Fund servicing fees	26,832	32,568	8,829	109,181
Professional fees	17,114	18,702	12,158	39,787
Management service fees (Note 6)	13,428	16,421	4,073	56,231
Reports to shareholders	8,532	10,438	2,589	35,726
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,000	5,000	5,000	5,000
Trustees' fees and expenses	1,858	2,273	564	7,780
Insurance fees	1,310	1,603	398	5,485
Excise tax	—	1,105	—	—
Other	2,325	4,261	2,279	152,267
Total Expenses	567,910	635,098	191,480	2,519,804
Recoupment of expenses to Adviser (Note 6)	1,391	12,064	1,159	38,373
Less: Reimbursement of expenses from Adviser (Note 6)	(32,855)	(1,361)	(27,046)	(14,134)
Net Expenses	536,446	645,801	165,593	2,544,043
Net investment income	366,282	982,683	158,397	3,402,340
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(2,651,182)	(931,303)	(39,475,464)
In-kind redemptions	—	2,480,953	776,718	31,464,252
Swap contracts	6,024,654	(4,235,885)	(6,939,475)	(55,597,070)
Net realized gain (loss)	6,024,654	(4,406,114)	(7,094,060)	(63,608,282)
Capital gain distributions from regulated investment companies	20	6	3	23
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(4,398,730)	(730,711)	22,444,431
Swap contracts	20,665,984	(13,702,751)	2,981,454	131,974,922
Change in net unrealized appreciation (depreciation)	20,665,984	(18,101,481)	2,250,743	154,419,353
Net realized and unrealized gain (loss)	26,690,658	(22,507,589)	(4,843,314)	90,811,094
Net increase (decrease) in net assets resulting from operations	$27,056,940	$(21,524,906)	$(4,684,917)	$94,213,434

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Investment Income:
Dividend income	$467,529	$—	$4,138,474	$—
Interest income	171,040	71,284	1,549,665	1,305,935
Securities lending income	—	—	2,875	—
Total investment income	638,569	71,284	5,691,014	1,305,935
Expenses:
Investment advisory fees (Note 6)	214,806	32,111	2,221,323	601,350
Licensing fees	50,001	50,001	—	81,644
Interest expense	17,638	287	94,502	36,063
Fund servicing fees	15,016	3,096	145,896	40,267
Professional fees	13,863	10,578	49,946	20,814
Management service fees (Note 6)	7,290	1,090	75,375	20,413
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,000	5,000	5,000	5,000
Reports to shareholders	4,633	37	47,912	6,545
Trustees' fees and expenses	1,009	151	10,434	2,825
Insurance fees	711	106	7,356	1,991
Other	1,514	177	274,081	3,307
Total Expenses	337,482	108,635	2,937,826	826,220
Recoupment of expenses to Adviser (Note 6)	3,629	2,164	4,195	6,967
Less: Reimbursement of expenses from Adviser (Note 6)	(51,385)	(69,837)	(33,843)	(35,413)
Net Expenses	289,726	40,962	2,908,178	797,774
Net investment income	348,843	30,322	2,782,836	508,161
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(687,234)	—	(28,916,737)	—
In-kind redemptions	660,435	—	10,964,487	—
Swap contracts	(313,675)	(33,851)	(84,296,172)	16,030,046
Net realized gain (loss)	(340,474)	(33,851)	(102,248,422)	16,030,046
Capital gain distributions from regulated investment companies	—	—	58	46
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,252,604)	—	(22,410,985)	—
Swap contracts	(6,765,462)	351,980	(39,092,519)	14,872,878
Change in net unrealized appreciation (depreciation)	(9,018,066)	351,980	(61,503,504)	14,872,878
Net realized and unrealized gain (loss)	(9,358,540)	318,129	(163,751,868)	30,902,970
Net increase (decrease) in net assets resulting from operations	$(9,009,697)	$348,451	$(160,969,032)	$31,411,131

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily MSCI India Bull 3X Shares	Direxion Daily MSCI Japan Bull 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
Investment Income:
Dividend income	$415,438	$144,298	$163,984	$201,224
Interest income	745,779	134,903	74,326	136,142
Securities lending income	141	274	5,901	—
Total investment income	1,161,358	279,475	244,211	337,366
Expenses:
Investment advisory fees (Note 6)	775,658	177,788	74,575	141,024
Interest expense	60,618	10,922	555	12,080
Fund servicing fees	51,606	12,596	5,857	10,196
Licensing fees	—	—	—	—
Management service fees (Note 6)	26,322	6,033	2,529	4,785
Professional fees	23,949	13,197	10,051	12,536
Reports to shareholders	16,730	3,835	1,609	3,042
Pricing fees	6,001	6,000	6,001	6,001
Exchange listing fees	5,000	5,000	5,000	5,000
Trustees' fees and expenses	3,643	835	350	662
Insurance fees	2,569	589	247	467
Excise tax	—	—	8	2,364
Other	52,855	26,575	4,673	18,514
Total Expenses	1,024,951	263,370	111,455	216,671
Recoupment of expenses to Adviser (Note 6)	18,167	353	1,686	439
Less: Reimbursement of expenses from Adviser (Note 6)	—	(27,603)	(18,115)	(24,035)
Net Expenses	1,043,118	236,120	95,026	193,075
Net investment income	118,240	43,355	149,185	144,291
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(2,178,173)	(176,285)	(797,394)	(1,686,076)
In-kind redemptions	3,906,546	420,951	639,068	148,499
Swap contracts	(27,847,920)	(3,033,417)	(357,476)	(7,633,897)
Net realized loss	(26,119,547)	(2,788,751)	(515,802)	(9,171,474)
Capital gain distributions from regulated investment companies	7	3	—	4
Change in net unrealized depreciation on:
Investment securities	(9,101,649)	(1,543,476)	(564,436)	(2,264,127)
Swap contracts	(19,197,754)	(2,537,931)	(2,004,158)	(6,071,564)
Change in net unrealized depreciation	(28,299,403)	(4,081,407)	(2,568,594)	(8,335,691)
Net realized and unrealized loss	(54,418,943)	(6,870,155)	(3,084,396)	(17,507,161)
Net decrease in net assets resulting from operations	$(54,300,703)	$(6,826,800)	$(2,935,211)	$(17,362,870)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Energy Bull 3X Shares
Investment Income:
Dividend income	$3,435,439	$—	$766,406	$7,986,704
Interest income	1,165,008	382,073	337,728	2,304,612
Securities lending income	—	—	2,571	1,295
Total investment income	4,600,447	382,073	1,106,705	10,292,611
Expenses:
Investment advisory fees (Note 6)	1,187,506	171,273	555,813	3,330,152
Interest expense	154,765	9,492	100,824	560,493
Fund servicing fees	78,492	12,184	37,237	218,317
Management service fees (Note 6)	40,301	5,814	18,856	113,018
Professional fees	31,355	13,080	19,995	69,886
Licensing fees	29,999	10,001	59,287	355,216
Reports to shareholders	25,613	2,636	11,988	71,828
Pricing fees	6,001	6,001	6,001	6,000
Trustees' fees and expenses	5,578	804	2,611	15,643
Exchange listing fees	5,000	5,000	5,000	5,000
Insurance fees	3,932	567	1,841	11,028
Other	11,722	942	1,178	22,055
Total Expenses	1,580,264	237,794	820,631	4,778,636
Recoupment of expenses to Adviser (Note 6)	—	4,343	335	11,647
Less: Reimbursement of expenses from Adviser (Note 6)	—	(15,700)	(16,113)	(11,598)
Net Expenses	1,580,264	226,437	804,853	4,778,685
Net investment income	3,020,183	155,636	301,852	5,513,926
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(10,587,747)	—	(1,929,389)	(18,596,727)
In-kind redemptions	9,812,069	—	6,851,159	23,050,922
Swap contracts	20,105,691	(11,288,893)	6,608,255	100,064,245
Net realized gain (loss)	19,330,013	(11,288,893)	11,530,025	104,518,440
Capital gain distributions from regulated investment companies	11	16	3	44
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,501,006)	—	(3,396,785)	(3,619,020)
Swap contracts	(21,505,181)	6,789,005	(5,505,906)	(75,797,741)
Change in net unrealized appreciation (depreciation)	(24,006,187)	6,789,005	(8,902,691)	(79,416,761)
Net realized and unrealized gain (loss)	(4,676,163)	(4,499,872)	2,627,337	25,101,723
Net increase (decrease) in net assets resulting from operations	$(1,655,980)	$(4,344,236)	$2,929,189	$30,615,649
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Gold Miners Index Bull 3X Shares
Investment Income:
Dividend income	$—	$27,208,793	$—	$4,688,024
(net of foreign withholding tax of $—,$2,443,$— and $—, respectively)
Interest income	674,305	8,952,599	2,375,811	13,429,742
Securities lending income	54	4,886	—	2,523
Total investment income	674,359	36,166,278	2,375,811	18,120,289
Expenses:
Investment advisory fees (Note 6)	305,757	14,092,859	1,085,372	9,432,961
Licensing fees	32,614	1,553,038	119,608	553,091
Interest expense	21,230	1,837,454	5,352	326,609
Fund servicing fees	20,960	920,449	71,861	616,660
Professional fees	15,498	263,434	29,519	179,634
Management service fees (Note 6)	10,378	478,237	36,841	320,151
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,000	7,500	5,000	8,754
Reports to shareholders	3,803	303,968	11,136	203,459
Trustees' fees and expenses	1,436	66,199	5,098	44,310
Insurance fees	1,012	46,668	3,594	31,237
Other	1,682	130,257	5,968	63,554
Total Expenses	425,371	19,706,064	1,385,350	11,786,421
Recoupment of expenses to Adviser (Note 6)	6,386	115,402	14,067	—
Less: Reimbursement of expenses from Adviser (Note 6)	(23,235)	(133,058)	(19,261)	—
Less: Investment advisory fees waived (Note 6)	—	(189,524)	—	—
Net Expenses	408,522	19,498,884	1,380,156	11,786,421
Net investment income	265,837	16,667,394	995,655	6,333,868
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(73,612,412)	—	(95,145,961)
In-kind redemptions	—	138,808,890	—	27,870,184
Swap contracts	(18,005,444)	405,440,260	(63,334,650)	(835,426,329)
Net realized gain (loss)	(18,005,444)	470,636,738	(63,334,650)	(902,702,106)
Capital gain distributions from regulated investment companies	19	291	111	182
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(66,496,429)	—	(28,590,710)
Swap contracts	19,307,826	(408,920,266)	40,492,022	93,794,951
Change in net unrealized appreciation (depreciation)	19,307,826	(475,416,695)	40,492,022	65,204,241
Net realized and unrealized gain (loss)	1,302,401	(4,779,666)	(22,842,517)	(837,497,683)
Net increase (decrease) in net assets resulting from operations	$1,568,238	$11,887,728	$(21,846,862)	$(831,163,815)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Industrials Bull 3X Shares
Investment Income:
Dividend income	$—	$1,400,910	$337,255	$78,643
Interest income	3,661,822	922,311	318,080	32,005
Securities lending income	—	2,136	90	—
Total investment income	3,661,822	2,325,357	655,425	110,648
Expenses:
Investment advisory fees (Note 6)	1,857,652	1,198,220	456,581	49,769
Interest expense	327,266	168,685	25,527	6,490
Fund servicing fees	122,210	79,200	30,780	4,245
Licensing fees	99,073	127,809	48,702	20,000
Management service fees (Note 6)	63,041	40,666	15,492	1,688
Professional fees	43,406	31,548	18,211	9,661
Reports to shareholders	40,068	25,844	9,848	1,073
Trustees' fees and expenses	8,726	5,628	2,145	234
Insurance fees	6,152	3,968	1,512	165
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,000	5,000	5,000	5,000
Excise tax	—	—	—	124
Other	14,793	10,737	6,983	415
Total Expenses	2,593,388	1,703,306	626,782	104,865
Recoupment of expenses to Adviser (Note 6)	—	6,244	16	2,017
Less: Reimbursement of expenses from Adviser (Note 6)	—	(23,120)	(22,934)	(37,228)
Net Expenses	2,593,388	1,686,430	603,864	69,654
Net investment income	1,068,434	638,927	51,561	40,994
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(3,257,564)	(6,843,419)	(135,655)
In-kind redemptions	—	8,261,884	2,964,794	—
Swap contracts	123,286,033	29,536,207	(26,047,147)	(98,342)
Net realized gain (loss)	123,286,033	34,540,527	(29,925,772)	(233,997)
Capital gain distributions from regulated investment companies	92	21	7	1
Change in net unrealized depreciation on:
Investment securities	—	(1,193,278)	(8,126,540)	(83,779)
Swap contracts	(11,061,104)	(11,874,179)	(17,160,322)	(708,433)
Change in net unrealized depreciation	(11,061,104)	(13,067,457)	(25,286,862)	(792,212)
Net realized and unrealized gain (loss)	112,225,021	21,473,091	(55,212,627)	(1,026,208)
Net increase (decrease) in net assets resulting from operations	$113,293,455	$22,112,018	$(55,161,066)	$(985,214)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
Investment Income:
Dividend income	$102,288	$—	$1,972,696	$—
Interest income	9,996,013	1,464,795	301,426	271,152
Securities lending income	427	—	343	—
Total investment income	10,098,728	1,464,795	2,274,465	271,152
Expenses:
Investment advisory fees (Note 6)	5,942,777	714,653	468,404	119,704
Fund servicing fees	388,803	47,621	31,553	8,815
Interest expense	315,849	76,565	86,108	6,751
Management service fees (Note 6)	201,683	24,251	15,894	4,063
Licensing fees	139,999	19,998	—	50,038
Reports to shareholders	128,179	15,415	10,103	2,582
Professional fees	116,870	22,852	18,424	12,153
Trustees' fees and expenses	27,915	3,357	2,200	562
Insurance fees	19,679	2,367	1,551	396
Exchange listing fees	8,754	5,000	5,000	5,000
Pricing fees	6,001	6,001	6,001	6,001
Other	47,068	3,562	50,986	1,152
Total Expenses	7,343,577	941,642	696,224	217,217
Recoupment of expenses to Adviser (Note 6)	—	41,781	4,258	1,076
Less: Reimbursement of expenses from Adviser (Note 6)	—	(2,228)	(21,062)	(59,917)
Net Expenses	7,343,577	981,195	679,420	158,376
Net investment income	2,755,151	483,600	1,595,045	112,776
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(52,194,839)	—	(6,818,409)	—
In-kind redemptions	18,738,369	—	1,678,901	—
Swap contracts	(416,827,808)	31,902,406	(8,719,308)	(1,139,344)
Net realized gain (loss)	(450,284,278)	31,902,406	(13,858,816)	(1,139,344)
Capital gain distributions from regulated investment companies	219	47	3	—
Change in net unrealized appreciation (depreciation) on:
Investment securities	7,737,073	—	2,190,503	—
Swap contracts	(23,837,999)	1,258,389	4,532,168	(463,813)
Change in net unrealized appreciation (depreciation)	(16,100,926)	1,258,389	6,722,671	(463,813)
Net realized and unrealized gain (loss)	(466,384,985)	33,160,842	(7,136,142)	(1,603,157)
Net increase (decrease) in net assets resulting from operations	$(463,629,834)	$33,644,442	$(5,541,097)	$(1,490,381)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares[1]	Direxion Daily Regional Banks Bull 3X Shares
Investment Income:
Dividend income	$83,862	$—	$30,405	$535,558
(net of foreign withholding tax of $1,490,$—,$— and $1,116, respectively)
Interest income	354,508	88,031	17,967	238,280
Securities lending income	1,751	—	—	—
Total investment income	440,121	88,031	48,372	773,838
Expenses:
Investment advisory fees (Note 6)	260,068	40,736	28,312	320,426
Interest expense	82,919	3,168	1,173	29,504
Licensing fees	24,209	3,802	19,178	18,300
Fund servicing fees	17,973	3,658	2,824	21,894
Professional fees	14,677	9,226	9,865	15,762
Management service fees (Note 6)	8,826	1,382	985	10,871
Pricing fees	6,001	6,001	5,753	6,001
Reports to shareholders	5,609	879	610	6,911
Exchange listing fees	5,000	5,000	4,809	5,000
Trustees' fees and expenses	1,222	191	133	1,505
Insurance fees	861	135	94	1,061
Offering fees	—	—	1,876	—
Other	1,685	224	443	8,052
Total Expenses	429,050	74,402	76,055	445,287
Recoupment of expenses to Adviser (Note 6)	3,199	2,191	2,157	2,560
Less: Reimbursement of expenses from Adviser (Note 6)	(19,903)	(21,826)	(41,178)	(12,446)
Net Expenses	412,346	54,767	37,034	435,401
Net investment income	27,775	33,264	11,338	338,437
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(2,149,325)	—	(341,222)	(1,496,257)
In-kind redemptions	3,130,186	—	137,418	2,138,899
Swap contracts	7,310,050	(69,518)	133,081	(4,078,524)
Net realized gain (loss)	8,290,911	(69,518)	(70,723)	(3,435,882)
Capital gain distributions from regulated investment companies	5	1	—	9
Change in net unrealized appreciation (depreciation) on:
Investment securities	648,423	—	(58,712)	(3,498,359)
Swap contracts	(12,305,723)	1,437,807	(525,554)	(3,383,178)
Change in net unrealized appreciation (depreciation)	(11,657,300)	1,437,807	(584,266)	(6,881,537)
Net realized and unrealized gain (loss)	(3,366,384)	1,368,290	(654,989)	(10,317,410)
Net increase (decrease) in net assets resulting from operations	$(3,338,609)	$1,401,554	$(643,651)	$(9,978,973)

1  Represents the period from November 15, 2017 (commencement of operations) to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily Regional Banks Bear 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares[1]	Direxion Daily S&P Biotech Bull 3X Shares
Investment Income:
Dividend income	$—	$296,699	$—	$176,015
Interest income	40,425	166,104	14,593	5,489,677
Securities lending income	—	31,605	—	79,730
Total investment income	40,425	494,408	14,593	5,745,422
Expenses:
Investment advisory fees (Note 6)	19,576	221,185	16,073	3,255,212
Professional fees	10,352	13,978	10,290	68,539
Pricing fees	6,001	6,001	3,212	6,001
Exchange listing fees	5,000	5,000	2,671	5,000
Fund servicing fees	2,279	15,447	1,602	213,486
Licensing fees	1,700	19,998	6,427	347,223
Interest expense	1,017	41,088	—	823,779
Management service fees (Note 6)	665	7,509	572	110,486
Reports to shareholders	422	4,771	347	70,211
Trustees' fees and expenses	92	1,039	76	15,291
Insurance fees	65	732	53	10,780
Offering fees	—	—	8,334	—
Excise tax	—	131	—	—
Other	23	1,207	508	53,798
Total Expenses	47,192	338,086	50,165	4,979,806
Recoupment of expenses to Adviser (Note 6)	2,450	3,721	989	9,523
Less: Reimbursement of expenses from Adviser (Note 6)	(23,828)	(20,421)	(30,753)	(42,279)
Net Expenses	25,814	321,386	20,401	4,947,050
Net investment income (loss)	14,611	173,022	(5,808)	798,372
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(29,675)	(167,346)	(44,514,290)
In-kind redemptions	—	3,317,833	41,559	40,041,513
Swap contracts	(2,124,955)	9,112,936	(1,456,316)	133,506,586
Net realized gain (loss)	(2,124,955)	12,401,094	(1,582,103)	129,033,809
Capital gain distributions from regulated investment companies	1	5	—	30
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(955,679)	(417,173)	729,048
Swap contracts	1,902,008	1,340,833	(643,721)	(218,893,025)
Change in net unrealized appreciation (depreciation)	1,902,008	385,154	(1,060,894)	(218,163,977)
Net realized and unrealized gain (loss)	(222,946)	12,786,253	(2,642,997)	(89,130,138)
Net increase (decrease) in net assets resulting from operations	$(208,335)	$12,959,275	$(2,648,805)	$(88,331,766)

1  Represents the period from April 19, 2018 (commencement of operations) to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares
Investment Income:
Dividend income	$—	$394,761	$—	$7,919,675
(net of foreign withholding tax of $—, $—, $— and $167,945, respectively)
Interest income	1,292,208	1,177,940	1,034,594	3,881,199
Securities lending income	—	41,574	—	4,097
Total investment income	1,292,208	1,614,275	1,034,594	11,804,971
Expenses:
Investment advisory fees (Note 6)	557,293	967,216	441,678	5,341,510
Licensing fees	59,445	103,170	47,112	427,321
Fund servicing fees	37,371	64,123	29,806	349,450
Interest expense	33,975	118,923	24,378	1,090,164
Professional fees	20,022	27,394	17,943	106,057
Management service fees (Note 6)	18,914	32,826	14,986	181,254
Reports to shareholders	12,020	20,862	9,526	115,211
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,000	5,000	5,000	5,000
Trustees' fees and expenses	2,618	4,543	2,075	25,091
Insurance fees	1,845	3,203	1,463	17,688
Other	2,052	7,162	3,514	63,814
Total Expenses	756,556	1,360,423	603,482	7,728,561
Recoupment of expenses to Adviser (Note 6)	10,678	5,875	463	128,047
Less: Reimbursement of expenses from Adviser (Note 6)	(27,354)	(22,234)	(20,109)	(45,122)
Net Expenses	739,880	1,344,064	583,836	7,811,486
Net investment income	552,328	270,211	450,758	3,993,485
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(10,150,953)	—	(72,757,236)
In-kind redemptions	—	16,484,022	—	96,238,996
Swap contracts	(28,408,923)	52,560,035	(24,723,506)	88,138,091
Net realized gain (loss)	(28,408,923)	58,893,104	(24,723,506)	111,619,851
Capital gain distributions from regulated investment companies	—	26	16	18
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(6,694,189)	—	(64,359,720)
Swap contracts	27,590,683	(28,280,631)	19,939,093	(222,269,068)
Change in net unrealized appreciation (depreciation)	27,590,683	(34,974,820)	19,939,093	(286,628,788)
Net realized and unrealized gain (loss)	(818,240)	23,918,310	(4,784,397)	(175,008,919)
Net increase (decrease) in net assets resulting from operations	$(265,912)	$24,188,521	$(4,333,639)	$(171,015,434)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares
Investment Income:
Dividend income	$—	$5,586,051	$—	$75,113
Interest income	968,959	3,932,085	448,079	45,574
Securities lending income	—	561	—	—
Total investment income	968,959	9,518,697	448,079	120,687
Expenses:
Investment advisory fees (Note 6)	426,299	4,895,086	185,735	59,705
Licensing fees	34,104	522,142	19,812	20,000
Fund servicing fees	28,831	320,423	13,122	4,892
Professional fees	17,666	98,029	13,340	8,805
Management service fees (Note 6)	14,470	166,124	6,304	2,026
Interest expense	10,911	1,434,663	3,421	—
Reports to shareholders	9,195	105,582	4,006	1,288
Pricing fees	6,000	6,001	6,001	6,001
Exchange listing fees	5,000	5,000	5,000	5,000
Trustees' fees and expenses	2,002	22,994	872	280
Insurance fees	1,412	16,210	615	198
Other	2,162	49,696	2,068	919
Total Expenses	558,052	7,641,950	260,296	109,114
Recoupment of expenses to Adviser (Note 6)	5,105	35,311	244	1,985
Less: Reimbursement of expenses from Adviser (Note 6)	(12,266)	(42,157)	(21,855)	(35,473)
Net Expenses	550,891	7,635,104	238,685	75,626
Net investment income	418,068	1,883,593	209,394	45,061
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(20,971,143)	—	—
In-kind redemptions	—	30,413,627	—	750,063
Swap contracts	13,806,086	135,357,715	(14,625,586)	(11,900)
Net realized gain (loss)	13,806,086	144,800,199	(14,625,586)	738,163
Capital gain distributions from regulated investment companies	15	4	5	—
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	5,396,405	—	(853,863)
Swap contracts	3,980,856	(53,836,293)	5,253,098	(1,075,339)
Change in net unrealized appreciation (depreciation)	3,980,856	(48,439,888)	5,253,098	(1,929,202)
Net realized and unrealized gain (loss)	17,786,957	96,360,315	(9,372,483)	(1,191,039)
Net increase (decrease) in net assets resulting from operations	$18,205,025	$98,243,908	$(9,163,089)	$(1,145,978)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

	Direxion Daily Utilities Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares
Investment Income:
Dividend income	$186,039	$50,214	$—	$1,593,925
Interest income	34,815	70,625	357,317	620,012
Securities lending income	—	—	—	8,964
Total investment income	220,854	120,839	357,317	2,222,901
Expenses:
Investment advisory fees (Note 6)	53,280	51,282	179,144	731,088
Licensing fees	20,000	21,776	21,776	31,839
Professional fees	10,958	10,922	13,222	23,147
Pricing fees	6,001	6,001	6,001	6,001
Exchange listing fees	5,000	5,000	5,000	5,000
Fund servicing fees	4,473	4,348	12,694	48,714
Management service fees (Note 6)	1,807	1,741	6,080	24,813
Interest expense	418	3,922	22,710	28,917
Trustees' fees and expenses	250	241	842	3,434
Insurance fees	176	170	593	2,421
Reports to shareholders	96	1,106	3,864	15,769
Excise tax	—	150	—	4,092
Other	401	437	1,083	5,523
Total Expenses	102,860	107,096	273,009	930,758
Recoupment of expenses to Adviser (Note 6)	1,976	2,013	4,168	15,780
Less: Reimbursement of expenses from Adviser (Note 6)	(36,930)	(40,079)	(27,551)	—
Net Expenses	67,906	69,030	249,626	946,538
Net investment income	152,948	51,809	107,691	1,276,363
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(222,555)	—	—	—
In-kind redemptions	74,242	—	—	(821,834)
Swap contracts	119,043	(696,058)	1,533,475	(9,405,633)
Net realized gain (loss)	(29,270)	(696,058)	1,533,475	(10,227,467)
Capital gain distributions from regulated investment companies	1	2	7	4
Change in net unrealized appreciation (depreciation) on:
Investment securities	(19,582)	(132,242)	—	(5,756,003)
Swap contracts	(170,214)	(220,180)	819,977	(12,162,827)
Change in net unrealized appreciation (depreciation)	(189,796)	(352,422)	819,977	(17,918,830)
Net realized and unrealized gain (loss)	(219,065)	(1,048,478)	2,353,459	(28,146,293)
Net increase (decrease) in net assets resulting from operations	$(66,117)	$(996,669)	$2,461,150	$(26,869,930)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Operations

For the Year Ended October 31, 2018

Direxion Daily 20+ Year Treasury Bear 3X Shares
Investment Income:
Interest income	$5,845,098
Total investment income	5,845,098
Expenses:
Investment advisory fees (Note 6)	2,864,774
Interest expense	322,203
Fund servicing fees	187,930
Licensing fees	124,761
Management service fees (Note 6)	97,220
Reports to shareholders	61,790
Professional fees	61,518
Trustees' fees and expenses	13,457
Insurance fees	9,486
Pricing fees	6,001
Exchange listing fees	5,000
Other	14,298
Total Expenses	3,768,438
Less: Reimbursement of expenses from Adviser (Note 6)	—
Net Expenses	3,768,438
Net investment income	2,076,660
Net realized and unrealized gain on investments:
Net realized loss on:
Swap contracts	(3,795,088)
Net realized loss	(3,795,088)
Capital gain distributions from regulated investment companies	112
Change in net unrealized appreciation on:
Swap contracts	70,730,672
Change in net unrealized appreciation	70,730,672
Net realized and unrealized gain	66,935,696
Net increase in net assets resulting from operations	$69,012,356

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily Mid Cap Bear 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$317,294	$(108,977)	$25,728	$(27,027)
Net realized gain (loss)	14,622,173	22,194,107	(2,367,731)	(4,652,989)
Capital gain distributions from regulated investment companies	7	—	3	—
Change in net unrealized appreciation (depreciation)	(20,122,754)	10,043,614	1,889,936	(1,413,917)
Net increase (decrease) in net assets resulting from operations	(5,183,280)	32,128,744	(452,064)	(6,093,933)
Distributions to shareholders:
Net distributions to shareholders	(1,843,382)	(1,133,280)[1]	(5,189)	—
Total distributions	(1,843,382)	(1,133,280)	(5,189)	—
Capital share transactions:
Proceeds from shares sold	168,922,494	88,118,230	6,297,137	8,764,782
Cost of shares redeemed	(166,507,441)	(103,069,607)	(7,726,077)	(7,325,565)
Transaction fees (Note 4)	47,993	28,087	2,318	2,198
Net increase (decrease) in net assets resulting from capital transactions	2,463,046	(14,923,290)	(1,426,622)	1,441,415
Total increase (decrease) in net assets	(4,563,616)	16,072,174	(1,883,875)	(4,652,518)
Net assets:
Beginning of year	62,241,679	46,169,505	6,288,280	10,940,798
End of year	$57,678,063	$62,241,679[2]	$4,404,405	$6,288,280[3]
Changes in shares outstanding
Shares outstanding, beginning of year	1,450,132	1,850,132	414,407	364,407
Shares sold	3,200,000	2,400,000	550,000	450,000
Shares repurchased	(3,150,000)	(2,800,000)	(650,000)	(400,000)
Shares outstanding, end of year	1,500,132	1,450,132	314,407	414,407

1  Represents distributions to shareholders from net realized gains.

2  Includes undistributed net investment income of $–. See Note 11.

3  Includes accumulated net investment loss of $(16,914). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 3X Shares		Direxion Daily S&P 500® Bear 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$6,651,143	$181,200	$2,044,221	$(1,240,305)
Net realized gain (loss)	150,532,616	359,866,152	(132,314,613)	(224,356,974)
Capital gain distributions from regulated investment companies	82	—	99	—
Change in net unrealized appreciation (depreciation)	(84,240,232)	(38,686,020)	64,559,364	(57,460,999)
Net increase (decrease) in net assets resulting from operations	72,943,609	321,361,332	(65,710,929)	(283,058,278)
Distributions to shareholders:
Net distributions to shareholders	(32,208,266)	—	(972,234)	—
Total distributions	(32,208,266)	—	(972,234)	—
Capital share transactions:
Proceeds from shares sold	1,675,301,042	1,303,134,520	404,338,291	275,985,444
Cost of shares redeemed	(1,417,003,027)	(1,390,390,693)	(452,601,536)	(173,079,457)
Transaction fees (Note 4)	347,449	338,632	135,780	51,908
Net increase (decrease) in net assets resulting from capital transactions	258,645,464	(86,917,541)	(48,127,465)	102,957,895
Total increase (decrease) in net assets	299,380,807	234,443,791	(114,810,628)	(180,100,383)
Net assets:
Beginning of year	692,850,897	458,407,106	381,924,702	562,025,085
End of year	$992,231,704	$692,850,897[1]	$267,114,074	$381,924,702[2]
Changes in shares outstanding
Shares outstanding, beginning of year	16,955,004	20,005,004	11,253,892	8,695,135
Shares sold	37,400,000	38,250,000	15,850,000	6,180,000
Shares repurchased	(31,300,000)	(41,300,000)	(16,800,000)	(3,621,243)
Shares outstanding, end of year	23,055,004	16,955,004	10,303,892	11,253,892

1  Includes undistributed net investment income of $138,068. See Note 11.

2  Includes accumulated net investment loss of $(731,635). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 3X Shares		Direxion Daily Small Cap Bear 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$2,009,020	$(1,420,480)	$2,870,126	$(1,440,475)
Net realized gain (loss)	180,679,619	479,049,159	(200,632,824)	(305,455,688)
Capital gain distributions from regulated investment companies	125	—	181	—
Change in net unrealized appreciation (depreciation)	(186,009,484)	36,706,181	136,998,911	(132,401,200)
Net increase (decrease) in net assets resulting from operations	(3,320,720)	514,334,860	(60,763,606)	(439,297,363)
Distributions to shareholders:
Net distributions to shareholders	(1,284,400)	—	(1,604,319)	—
Total distributions	(1,284,400)	—	(1,604,319)	—
Capital share transactions:
Proceeds from shares sold	1,706,594,417	2,001,408,782	413,515,686	1,289,262,864
Cost of shares redeemed	(1,477,280,042)	(2,587,254,673)	(715,458,891)	(789,134,901)
Transaction fees (Note 4)	343,232	587,680	216,269	236,741
Net increase (decrease) in net assets resulting from capital transactions	229,657,607	(585,258,211)	(301,726,936)	500,364,704
Total increase (decrease) in net assets	225,052,487	(70,923,351)	(364,094,861)	61,067,341
Net assets:
Beginning of year	658,509,615	729,432,966	647,078,811	586,011,470
End of year	$883,562,102	$658,509,615[1]	$282,983,950	$647,078,811[2]
Changes in shares outstanding
Shares outstanding, beginning of year	9,950,068	21,200,068	48,670,375	19,070,375
Shares sold	23,100,000	38,550,000	39,900,000	73,250,000
Shares repurchased	(18,750,000)	(49,800,000)	(64,100,000)	(43,650,000)
Shares outstanding, end of year	14,300,068	9,950,068	24,470,375	48,670,375

1  Includes accumulated net investment loss of $(11,309). See Note 11.

2  Includes accumulated net investment loss of $(882,107). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily EURO STOXX 50® Bull 3X Shares		Direxion Daily FTSE China Bull 3X Shares
	Year Ended October 31, 2018	For the Period July 12, 2017[1] through October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$59,173	$503	$4,896,025	$(662,099)
Net realized gain (loss)	(677,106)	302,391	(57,401,670)	77,655,677
Capital gain distributions from regulated investment companies	1	—	—	—
Change in net unrealized appreciation (depreciation)	(1,189,359)	484,259	(102,456,679)	37,852,668
Net increase (decrease) in net assets resulting from operations	(1,807,291)	787,153	(154,962,324)	114,846,246
Distributions to shareholders:
Net distributions to shareholders	(386,117)	—	(4,514,464)	—
Return of capital	(2,613)	—	—	—
Total distributions	(388,730)	—	(4,514,464)	—
Capital share transactions:
Proceeds from shares sold	—	3,786,247	605,178,782	125,763,053
Cost of shares redeemed	—	—	(375,506,796)	(154,810,925)
Transaction fees (Note 4)	—	—	76,226	33,077
Net increase (decrease) in net assets resulting from capital transactions	—	3,786,247	229,748,212	(29,014,795)
Total increase (decrease) in net assets	(2,196,021)	4,573,400	70,271,424	85,831,451
Net assets:
Beginning of year/period	4,573,400	—	236,786,313	150,954,862
End of year/period	$2,377,379	$4,573,400[2]	$307,057,737	$236,786,313[3]
Changes in shares outstanding
Shares outstanding, beginning of year/period	150,001	—	7,250,013	8,750,013
Shares sold	—	150,001	21,550,000	5,900,000
Shares repurchased	—	—	(11,600,000)	(7,400,000)
Shares outstanding, end of year/period	150,001	150,001	17,200,013	7,250,013

1  Commencement of investment operations.

2  Includes undistributed net investment income of $4,296. See Note 11.

3  Includes accumulated net investment loss of $(458,579). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE China Bear 3X Shares[1]		Direxion Daily FTSE Europe Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$366,282	$(162,455)	$982,683	$323,336
Net realized gain (loss)	6,024,654	(33,054,177)	(4,406,114)	6,837,321
Capital gain distributions from regulated investment companies	20	—	6	—
Change in net unrealized appreciation (depreciation)	20,665,984	(12,609,792)	(18,101,481)	16,761,284
Net increase (decrease) in net assets resulting from operations	27,056,940	(45,826,424)	(21,524,906)	23,921,941
Distributions to shareholders:
Net distributions to shareholders	(204,922)	—	(1,028,064)	—
Total distributions	(204,922)	—	(1,028,064)	—
Capital share transactions:
Proceeds from shares sold	154,684,082	53,892,187	106,719,693	34,692,789
Cost of shares redeemed	(142,159,374)	(35,025,368)	(102,292,257)	(20,314,348)
Transaction fees (Note 4)	42,777	10,507	20,458	4,063
Net increase in net assets resulting from capital transactions	12,567,485	18,877,326	4,447,894	14,382,504
Total increase (decrease) in net assets	39,419,503	(26,949,098)	(18,105,076)	38,304,445
Net assets:
Beginning of year	40,664,226	67,613,324	64,737,189	26,432,744
End of year	$80,083,729	$40,664,226[2]	$46,632,113	$64,737,189[3]
Changes in shares outstanding
Shares outstanding, beginning of year	622,726	437,726	1,750,001	1,400,001
Shares sold	2,890,000	485,000	2,850,000	1,100,000
Shares repurchased	(2,385,389)	(300,000)	(2,700,000)	(750,000)
Shares outstanding, end of year	1,127,337	622,726	1,900,001	1,750,001

1  Effective March 29, 2018, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

2  Includes accumulated net investment loss of $(85,062). See Note 11.

3  Includes undistributed net investment income of $163,108. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Latin America Bull 3X Shares		Direxion Daily MSCI Brazil Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$158,397	$(44,489)	$3,402,340	$(74,614)
Net realized gain (loss)	(7,094,060)	14,565,210	(63,608,282)	68,536,148
Capital gain distributions from regulated investment companies	3	—	23	—
Change in net unrealized appreciation (depreciation)	2,250,743	(13,127,825)	154,419,353	(19,401,808)
Net increase (decrease) in net assets resulting from operations	(4,684,917)	1,392,896	94,213,434	49,059,726
Distributions to shareholders:
Net distributions to shareholders	(129,439)	—	(3,402,340)	—
Return of capital	(3,377)	—	(162,556)	—
Total distributions	(132,816)	—	(3,564,896)	—
Capital share transactions:
Proceeds from shares sold	14,884,197	6,367,597	819,204,569	359,027,045
Cost of shares redeemed	(11,352,563)	(10,789,786)	(655,988,474)	(333,358,186)
Transaction fees (Note 4)	2,271	2,158	133,679	71,166
Net increase (decrease) in net assets resulting from capital transactions	3,533,905	(4,420,031)	163,349,774	25,740,025
Total increase (decrease) in net assets	(1,283,828)	(3,027,135)	253,998,312	74,799,751
Net assets:
Beginning of year	14,795,944	17,823,079	153,270,146	78,470,395
End of year	$13,512,116	$14,795,944[1]	$407,268,458	$153,270,146[2]
Changes in shares outstanding
Shares outstanding, beginning of year	469,092	619,092	3,803,728	1,653,728
Shares sold	500,000	250,000	33,600,000	11,500,000
Shares repurchased	(400,000)	(400,000)	(23,550,000)	(9,350,000)
Shares outstanding, end of year	569,092	469,092	13,853,728	3,803,728

1  Includes accumulated net investment loss of $(28,958). See Note 11.

2  Includes undistributed net investment income of $–. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Developed Markets Bull 3X Shares		Direxion Daily MSCI Developed Markets Bear 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$348,843	$68,482	$30,322	$(20,230)
Net realized gain (loss)	(340,474)	9,616,608	(33,851)	(2,502,801)
Change in net unrealized appreciation (depreciation)	(9,018,066)	4,064,176	351,980	(1,330,051)
Net increase (decrease) in net assets resulting from operations	(9,009,697)	13,749,266	348,451	(3,853,082)
Distributions to shareholders:
Net distributions to shareholders	(563,639)	—	(16,103)	—
Total distributions	(563,639)	—	(16,103)	—
Capital share transactions:
Proceeds from shares sold	24,913,426	16,531,179	13,130,990	—
Cost of shares redeemed	(27,763,822)	(16,339,903)	(13,468,793)	(887,026)
Transaction fees (Note 4)	5,553	3,268	4,041	266
Net increase (decrease) in net assets resulting from capital transactions	(2,844,843)	194,544	(333,762)	(886,760)
Total increase (decrease) in net assets	(12,418,179)	13,943,810	(1,414)	(4,739,842)
Net assets:
Beginning of year	31,750,152	17,806,342	3,727,976	8,467,818
End of year	$19,331,973	$31,750,152[1]	$3,726,562	$3,727,976[2]
Changes in shares outstanding
Shares outstanding, beginning of year	400,001	400,001	284,916	334,916
Shares sold	300,000	250,000	1,000,000	—
Shares repurchased	(350,000)	(250,000)	(1,050,000)	(50,000)
Shares outstanding, end of year	350,001	400,001	234,916	284,916

1  Includes undistributed net investment income of $68,482. See Note 11.

2  Includes accumulated net investment loss of $(9,952). See Note 11.
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Emerging Markets Bull 3X Shares		Direxion Daily MSCI Emerging Markets Bear 3X Shares[1]
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$2,782,836	$(908,761)	$508,161	$(278,870)
Net realized gain (loss)	(102,248,422)	144,366,964	16,030,046	(79,807,903)
Capital gain distributions from regulated investment companies	58	—	46	—
Change in net unrealized appreciation (depreciation)	(61,503,504)	(25,769,231)	14,872,878	(754,685)
Net increase (decrease) in net assets resulting from operations	(160,969,032)	117,688,972	31,411,131	(80,841,458)
Distributions to shareholders:
Net distributions to shareholders	(2,126,107)	—	(275,222)	—
Return of capital	(62,073)	—	—	—
Total distributions	(2,188,180)	—	(275,222)	—
Capital share transactions:
Proceeds from shares sold	305,885,103	257,081,685	127,335,673	121,475,485
Cost of shares redeemed	(215,944,980)	(294,908,113)	(152,299,739)	(100,329,651)
Transaction fees (Note 4)	43,189	59,994	45,686	31,654
Net increase (decrease) in net assets resulting from capital transactions	89,983,312	(37,766,434)	(24,918,380)	21,177,488
Total increase (decrease) in net assets	(73,173,900)	79,922,538	6,217,529	(59,663,970)
Net assets:
Beginning of year	275,919,001	195,996,463	84,165,854	143,829,824
End of year	$202,745,101	$275,919,001[2]	$90,383,383	$84,165,854[3]
Changes in shares outstanding
Shares outstanding, beginning of year	2,381,598	3,131,598	1,665,553	1,255,553
Shares sold	2,800,000	3,400,000	2,820,000	1,520,000
Shares repurchased	(1,950,000)	(4,150,000)	(3,090,321)	(1,110,000)
Shares outstanding, end of year	3,231,598	2,381,598	1,395,232	1,665,553

1  Effective March 29, 2018, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

2  Includes accumulated net investment loss of $(656,729). See Note 11.

3  Includes accumulated net investment loss of $(129,879). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI India Bull 3X Shares		Direxion Daily MSCI Japan Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$118,240	$(462,318)	$43,355	$(31,158)
Net realized gain (loss)	(26,119,547)	42,333,073	(2,788,751)	2,078,821
Capital gain distributions from regulated investment companies	7	—	3	—
Change in net unrealized appreciation (depreciation)	(28,299,403)	12,562,119	(4,081,407)	1,754,620
Net increase (decrease) in net assets resulting from operations	(54,300,703)	54,432,874	(6,826,800)	3,802,283
Distributions to shareholders:
Net distributions to shareholders	(227,798)	—	(41,313)	—
Return of capital	(71,809)	—	(636)	—
Total distributions	(299,607)	—	(41,949)	—
Capital share transactions:
Proceeds from shares sold	135,288,656	38,953,272	23,515,365	9,662,327
Cost of shares redeemed	(85,302,945)	(63,522,344)	(17,478,648)	(10,650,618)
Transaction fees (Note 4)	18,285	12,705	3,495	2,131
Net increase (decrease) in net assets resulting from capital transactions	50,003,996	(24,556,367)	6,040,212	(986,160)
Total increase (decrease) in net assets	(4,596,314)	29,876,507	(828,537)	2,816,123
Net assets:
Beginning of year	105,023,273	75,146,766	14,385,142	11,569,019
End of year	$100,426,959	$105,023,273[1]	$13,556,605	$14,385,142[2]
Changes in shares outstanding
Shares outstanding, beginning of year	1,099,686	1,299,686	200,001	250,001
Shares sold	1,850,000	600,000	300,000	150,000
Shares repurchased	(1,000,000)	(800,000)	(250,000)	(200,000)
Shares outstanding, end of year	1,949,686	1,099,686	250,001	200,001

1  Includes undistributed net investment income of $–. See Note 11.

2  Includes accumulated net investment loss of $(19,648). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Mexico Bull 3X Shares		Direxion Daily MSCI South Korea Bull 3X Shares
	Year Ended October 31, 2018	For the Period May 3, 2017[1] through October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$149,185	$4,121	$144,291	$(40,678)
Net realized gain (loss)	(515,802)	(332,682)	(9,171,474)	3,148,824
Capital gain distributions from regulated investment companies	—	—	4	—
Change in net unrealized appreciation (depreciation)	(2,568,594)	(73,572)	(8,335,691)	2,818,034
Net increase (decrease) in net assets resulting from operations	(2,935,211)	(402,133)	(17,362,870)	5,926,180
Distributions to shareholders:
Net distributions to shareholders	(155,659)	—	(630,975)	—
Total distributions	(155,659)	—	(630,975)	—
Capital share transactions:
Proceeds from shares sold	31,701,991	3,675,978	55,569,875	13,445,656
Cost of shares redeemed	(27,081,957)	—	(26,701,474)	(11,315,515)
Transaction fees (Note 4)	5,530	—	5,592	2,263
Net increase in net assets resulting from capital transactions	4,625,564	3,675,978	28,873,993	2,132,404
Total increase in net assets	1,534,694	3,273,845	10,880,148	8,058,584
Net assets:
Beginning of year/period	3,273,845	—	12,043,744	3,985,160
End of year/period	$4,808,539	$3,273,845[2]	$22,923,892	$12,043,744[3]
Changes in shares outstanding
Shares outstanding, beginning of year/period	150,001	—	200,001	150,001
Shares sold	1,650,000	150,001	1,300,000	300,000
Shares repurchased	(1,350,000)	—	(550,000)	(250,000)
Shares outstanding, end of year/period	450,001	150,001	950,001	200,001

1  Commencement of investment operations.

2  Includes undistributed net investment income of $8,313. See Note 11.

3  Includes undistributed net investment income of $–. See Noe 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Russia Bull 3X Shares		Direxion Daily Russia Bear 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$3,020,183	$(1,223,068)	$155,636	$(97,049)
Net realized gain (loss)	19,330,013	138,839,324	(11,288,893)	(29,116,926)
Capital gain distributions from regulated investment companies	11	—	16	—
Change in net unrealized appreciation (depreciation)	(24,006,187)	(70,329,197)	6,789,005	1,927,580
Net increase (decrease) in net assets resulting from operations	(1,655,980)	67,287,059	(4,344,236)	(27,286,395)
Distributions to shareholders:
Net distributions to shareholders	(2,304,147)	—	(74,885)	—
Return of capital	(784,069)	—	—	—
Total distributions	(3,088,216)	—	(74,885)	—
Capital share transactions:
Proceeds from shares sold	254,406,397	108,499,317	47,781,998	46,236,092
Cost of shares redeemed	(244,879,219)	(193,873,990)	(51,459,509)	(41,888,717)
Transaction fees (Note 4)	51,375	39,015	15,438	12,564
Net increase (decrease) in net assets resulting from capital transactions	9,578,553	(85,335,658)	(3,662,073)	4,359,939
Total increase (decrease) in net assets	4,834,357	(18,048,599)	(8,081,194)	(22,926,456)
Net assets:
Beginning of year	142,582,759	160,631,358	31,782,244	54,708,700
End of year	$147,417,116	$142,582,759[1]	$23,701,050	$31,782,244[2]
Changes in shares outstanding
Shares outstanding, beginning of year	2,918,002	4,768,002	1,294,595	1,054,883
Shares sold	6,400,000	2,500,000	2,450,000	1,400,000
Shares repurchased	(5,300,000)	(4,350,000)	(2,450,000)	(1,160,288)
Shares outstanding, end of year	4,018,002	2,918,002	1,294,595	1,294,595

1  Includes accumulated net investment loss of $(951,828). See Note 11.

2  Includes accumulated net investment loss of $(49,719). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Aerospace & Defense Bull 3X Shares		Direxion Daily Energy Bull 3X Shares
	Year Ended October 31, 2018	For the Period May 3, 2017[1] through October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$301,852	$31,301	$5,513,926	$4,795,663
Net realized gain (loss)	11,530,025	1,035,506	104,518,440	(5,556,050)
Capital gain distributions from regulated investment companies	3	—	44	—
Change in net unrealized appreciation (depreciation)	(8,902,691)	5,952,363	(79,416,761)	(5,132,658)
Net increase (decrease) in net assets resulting from operations	2,929,189	7,019,170	30,615,649	(5,893,045)
Distributions to shareholders:
Net distributions to shareholders	(969,892)	—	(7,502,193)	(1,644,557)[2]
Return of capital	—	—	(140,348)	—
Total distributions	(969,892)	—	(7,642,541)	(1,644,557)
Capital share transactions:
Proceeds from shares sold	86,976,957	37,061,961	546,234,533	570,675,796
Cost of shares redeemed	(74,084,161)	(2,049,411)	(700,832,789)	(535,012,098)
Transaction fees (Note 4)	16,237	410	150,611	117,152
Net increase (decrease) in net assets resulting from capital transactions	12,909,033	35,012,960	(154,447,645)	35,780,850
Total increase (decrease) in net assets	14,868,330	42,032,130	(131,474,537)	28,243,248
Net assets:
Beginning of year/period	42,032,130	—	481,129,581	452,886,333
End of year/period	$56,900,460	$42,032,130[3]	$349,655,044	$481,129,581[4]
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,050,001	—	16,500,017	14,900,017
Shares sold	1,750,000	1,100,001	16,900,000	19,250,000
Shares repurchased	(1,450,000)	(50,000)	(19,600,000)	(17,650,000)
Shares outstanding, end of year/period	1,350,001	1,050,001	13,800,017	16,500,017

1  Commencement of investment operations.

2  Represents distributions to shareholders from net investment income. See Note 11.

3  Includes undistributed net investment income of $32,692. See Note 11.

4  Includes undistributed net investment income of $1,983,709. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Energy Bear 3X Shares[1]		Direxion Daily Financial Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$265,837	$(156,241)	$16,667,394	$3,336,008
Net realized gain (loss)	(18,005,444)	(2,600,083)	470,636,738	672,812,125
Capital gain distributions from regulated investment companies	19	—	291	—
Change in net unrealized appreciation (depreciation)	19,307,826	(3,744,725)	(475,416,695)	255,384,991
Net increase (decrease) in net assets resulting from operations	1,568,238	(6,501,049)	11,887,728	931,533,124
Distributions to shareholders:
Net distributions to shareholders	(126,039)	—	(14,975,518)	—
Total distributions	(126,039)	—	(14,975,518)	—
Capital share transactions:
Proceeds from shares sold	208,256,040	123,965,678	1,808,958,763	1,514,976,870
Cost of shares redeemed	(211,300,411)	(132,197,305)	(1,716,787,131)	(1,943,199,861)
Transaction fees (Note 4)	63,384	40,159	417,388	496,293
Net increase (decrease) in net assets resulting from capital transactions	(2,980,987)	(8,191,468)	92,589,020	(427,726,698)
Total increase (decrease) in net assets	(1,538,788)	(14,692,517)	89,501,230	503,806,426
Net assets:
Beginning of year	53,454,025	68,146,542	1,538,011,664	1,034,205,238
End of year	$51,915,237	$53,454,025[2]	$1,627,512,894	$1,538,011,664[3]
Changes in shares outstanding
Shares outstanding, beginning of year	957,444	1,017,444	25,499,888	35,249,888
Shares sold	5,190,000	2,150,000	26,650,000	30,200,000
Shares repurchased	(4,990,383)	(2,210,000)	(24,400,000)	(39,950,000)
Shares outstanding, end of year	1,157,061	957,444	27,749,888	25,499,888

1  Effective March 29, 2018, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

2  Includes accumulated net investment loss of $(97,426). See Note 11.

3  Includes undistributed net investment income of $251,551. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial Bear 3X Shares		Direxion Daily Gold Miners Index Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$995,655	$(616,775)	$6,333,868	$(5,793,302)
Net realized loss	(63,334,650)	(155,788,280)	(902,702,106)	(431,018,712)
Capital gain distributions from regulated investment companies	111	—	182	—
Change in net unrealized appreciation (depreciation)	40,492,022	(45,585,318)	65,204,241	(112,972,902)
Net decrease in net assets resulting from operations	(21,846,862)	(201,990,373)	(831,163,815)	(549,784,916)
Distributions to shareholders:
Net distributions to shareholders	(507,442)	—	(1,134,609)	—
Return of capital	—	—	(2,575,171)	—
Total distributions	(507,442)	—	(3,709,780)	—
Capital share transactions:
Proceeds from shares sold	208,204,428	263,726,884	2,188,928,500	2,701,695,542
Cost of shares redeemed	(222,869,313)	(196,336,854)	(1,561,104,519)	(2,396,930,607)
Transaction fees (Note 4)	67,542	58,901	375,524	497,448
Net increase (decrease) in net assets resulting from capital transactions	(14,597,343)	67,448,931	628,199,505	305,262,383
Total decrease in net assets	(36,951,647)	(134,541,442)	(206,674,090)	(244,522,533)
Net assets:
Beginning of year	178,750,276	313,291,718	1,337,695,457	1,582,217,990
End of year	$141,798,629	$178,750,276[1]	$1,131,021,367	$1,337,695,457[2]
Changes in shares outstanding
Shares outstanding, beginning of year	13,282,055	9,982,055	46,085,823	28,122,184
Shares sold	19,800,000	13,800,000	100,850,000	82,450,000
Shares repurchased	(20,450,000)	(10,500,000)	(61,750,000)	(64,486,361)
Shares outstanding, end of year	12,632,055	13,282,055	85,185,823	46,085,823

1  Includes accumulated net investment loss of $(344,565). See Note 11.

2  Includes accumulated net investment loss of $(5,199,260). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Index Bear 3X Shares		Direxion Daily Healthcare Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$1,068,434	$(932,987)	$638,927	$(33,196)
Net realized gain	123,286,033	65,687,340	34,540,527	46,427,595
Capital gain distributions from regulated investment companies	92	—	21	—
Change in net unrealized appreciation (depreciation)	(11,061,104)	24,781,007	(13,067,457)	42,215,830
Net increase in net assets resulting from operations	113,293,455	89,535,360	22,112,018	88,610,229
Distributions to shareholders:
Net distributions to shareholders	(387,306)	—	(822,897)	—
Total distributions	(387,306)	—	(822,897)	—
Capital share transactions:
Proceeds from shares sold	1,099,079,355	1,666,495,919	227,430,415	142,182,068
Cost of shares redeemed	(1,441,016,865)	(1,631,904,133)	(241,246,421)	(251,457,984)
Transaction fees (Note 4)	453,798	492,510	64,209	46,467
Net increase (decrease) in net assets resulting from capital transactions	(341,483,712)	35,084,296	(13,751,797)	(109,229,449)
Total increase (decrease) in net assets	(228,577,563)	124,619,656	7,537,324	(20,619,220)
Net assets:
Beginning of year	383,330,573	258,710,917	143,566,629	164,185,849
End of year	$154,753,010	$383,330,573[1]	$151,103,953	$143,566,629[2]
Changes in shares outstanding
Shares outstanding, beginning of year	14,018,705	6,768,705	3,250,008	6,350,008
Shares sold	43,700,000	57,450,000	3,800,000	3,200,000
Shares repurchased	(53,300,000)	(50,200,000)	(4,200,000)	(6,300,000)
Shares outstanding, end of year	4,418,705	14,018,705	2,850,008	3,250,008

1  Includes accumulated net investment loss of $(586,877). See Note 11.

2  Includes undistributed net investment income of $–. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Homebuilders & Supplies Bull 3X Shares		Direxion Daily Industrials Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	For the Period May 3, 2017[1] through October 31, 2017
Operations:
Net investment income (loss)	$51,561	$(28,385)	$40,994	$4,568
Net realized gain (loss)	(29,925,772)	2,390,467	(233,997)	197,152
Capital gain distributions from regulated investment companies	7	—	1	—
Change in net unrealized appreciation (depreciation)	(25,286,862)	9,372,623	(792,212)	363,434
Net increase (decrease) in net assets resulting from operations	(55,161,066)	11,734,705	(985,214)	565,154
Distributions to shareholders:
Net distributions to shareholders	(1,058,169)	—	(52,680)	—
Total distributions	(1,058,169)	—	(52,680)	—
Capital share transactions:
Proceeds from shares sold	112,855,498	27,640,531	9,097,699	5,242,356
Cost of shares redeemed	(56,410,756)	(2,071,511)	(7,218,514)	(2,715,287)
Transaction fees (Note 4)	13,249	621	2,564	815
Net increase in net assets resulting from capital transactions	56,457,991	25,569,641	1,881,749	2,527,884
Total increase in net assets	238,756	37,304,346	843,855	3,093,038
Net assets:
Beginning of year/period	39,428,011	2,123,665	3,093,038	—
End of year/period	$39,666,767	$39,428,011[2]	$3,936,893	$3,093,038[3]
Changes in shares outstanding
Shares outstanding, beginning of year/period	550,000	100,000	100,001	—
Shares sold	1,650,000	500,000	250,000	200,001
Shares repurchased	(800,000)	(50,000)	(200,000)	(100,000)
Shares outstanding, end of year/period	1,400,000	550,000	150,001	100,001

1  Commencement of investment operations.

2  Includes undistributed net investment income of $–. See Note 11.

3  Includes undistributed net investment income of $8,760. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Junior Gold Miners Index Bull 3X Shares		Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$2,755,151	$2,670,800	$483,600	$(389,324)
Net realized gain (loss)	(450,284,278)	(348,166,361)	31,902,406	42,842,822
Capital gain distributions from regulated investment companies	219	—	47	—
Change in net unrealized appreciation (depreciation)	(16,100,926)	(367,013,322)	1,258,389	(5,872,767)
Net increase (decrease) in net assets resulting from operations	(463,629,834)	(712,508,883)	33,644,442	36,580,731
Distributions to shareholders:
Net distributions to shareholders	—	(2,249,510)[1]	(172,110)	—
Return of capital	—	(1,582,047)	—	—
Total distributions	—	(3,831,557)	(172,110)	—
Capital share transactions:
Proceeds from shares sold	1,467,188,724	1,863,427,784	602,548,452	961,969,249
Cost of shares redeemed	(1,119,836,914)	(1,108,426,154)	(691,883,596)	(965,666,737)
Transaction fees (Note 4)	232,673	503,756	213,124	294,379
Net increase (decrease) in net assets resulting from capital transactions	347,584,483	755,505,386	(89,122,020)	(3,403,109)
Total increase (decrease) in net assets	(116,045,351)	39,164,946	(55,649,688)	33,177,622
Net assets:
Beginning of year	751,846,375	712,681,429	115,273,642	82,096,020
End of year	$635,801,024	$751,846,375[2]	$59,623,954	$115,273,642[3]
Changes in shares outstanding
Shares outstanding, beginning of year	49,706,879	14,553,665	1,787,735	764,037
Shares sold	121,450,000	80,987,500	10,800,000	14,487,500
Shares repurchased	(82,250,000)	(45,834,286)	(11,800,000)	(13,463,802)
Shares outstanding, end of year	88,906,879	49,706,879	787,735	1,787,735

1  Represents distributions to shareholders from net investment income.

2  Includes accumulated net investment loss of $(2,558,601). See Note 11.

3  Includes accumulated net investment loss of $(262,567). See Note 11

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Real Estate Bull 3X Shares		Direxion Daily MSCI Real Estate Bear 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$1,595,045	$152,171	$112,776	$(60,066)
Net realized gain (loss)	(13,858,816)	5,376,970	(1,139,344)	379,385
Capital gain distributions from regulated investment companies	3	—	—	—
Change in net unrealized appreciation (depreciation)	6,722,671	3,004,175	(463,813)	(3,134,353)
Net increase (decrease) in net assets resulting from operations	(5,541,097)	8,533,316	(1,490,381)	(2,815,034)
Distributions to shareholders:
Net distributions to shareholders	(1,172,396)	—	(60,011)	—
Return of capital	(285,570)	—	—	—
Total distributions	(1,457,966)	—	(60,011)	—
Capital share transactions:
Proceeds from shares sold	72,134,546	57,766,154	20,746,467	24,009,816
Cost of shares redeemed	(94,449,661)	(71,193,145)	(15,926,838)	(28,288,125)
Transaction fees (Note 4)	23,992	15,489	4,778	8,486
Net increase (decrease) in net assets resulting from capital transactions	(22,291,123)	(13,411,502)	4,824,407	(4,269,823)
Total increase (decrease) in net assets	(29,290,186)	(4,878,186)	3,274,015	(7,084,857)
Net assets:
Beginning of year	69,453,060	74,331,246	15,881,689	22,966,546
End of year	$40,162,874	$69,453,060[1]	$19,155,704	$15,881,689[2]
Changes in shares outstanding
Shares outstanding, beginning of year	3,200,000	3,700,000	1,408,309	1,608,309
Shares sold	3,700,000	2,750,000	1,850,000	2,050,000
Shares repurchased	(4,850,000)	(3,250,000)	(1,350,000)	(2,250,000)
Shares outstanding, end of year	2,050,000	3,200,000	1,908,309	1,408,309

1  Includes undistributed net investment income of $115,603. See Note 11.

2  Includes accumulated net investment loss of $(29,760). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Natural Gas Related Bull 3X Shares		Direxion Daily Natural Gas Related Bear 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$27,775	$(183,767)	$33,264	$(14,951)
Net realized gain (loss)	8,290,911	(14,713,109)	(69,518)	1,106,388
Capital gain distributions from regulated investment companies	5	—	1	—
Change in net unrealized appreciation (depreciation)	(11,657,300)	5,682,059	1,437,807	(1,939,272)
Net increase (decrease) in net assets resulting from operations	(3,338,609)	(9,214,817)	1,401,554	(847,835)
Distributions to shareholders:
Net distributions to shareholders	—	—	(21,078)	—
Total distributions	—	—	(21,078)	—
Capital share transactions:
Proceeds from shares sold	67,693,590	88,398,107	16,576,834	18,497,946
Cost of shares redeemed	(85,395,468)	(83,151,056)	(19,708,366)	(20,171,543)
Transaction fees (Note 4)	17,295	17,119	5,912	6,052
Net increase (decrease) in net assets resulting from capital transactions	(17,684,583)	5,264,170	(3,125,620)	(1,667,545)
Total decrease in net assets	(21,023,192)	(3,950,647)	(1,745,144)	(2,515,380)
Net assets:
Beginning of year	53,342,555	57,293,202	5,086,979	7,602,359
End of year	$32,319,363	$53,342,555[1]	$3,341,835	$5,086,979[2]
Changes in shares outstanding
Shares outstanding, beginning of year	2,357,521	1,607,521	174,855	224,855
Shares sold	3,800,000	3,350,000	850,000	650,000
Shares repurchased	(3,700,000)	(2,600,000)	(900,000)	(700,000)
Shares outstanding, end of year	2,457,521	2,357,521	124,855	174,855

1  Includes accumulated net investment loss of $(210,104). See Note 11.

2  Includes accumulated net investment loss of $(7,644). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Regional Banks Bull 3X Shares
	For the Period November 15, 2017[1] through October 31, 2018	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$11,338	$338,437	$58,351
Net realized loss	(70,723)	(3,435,882)	(1,363,845)
Capital gain distributions from regulated investment companies	—	9	—
Change in net unrealized appreciation (depreciation)	(584,266)	(6,881,537)	5,232,038
Net increase (decrease) in net assets resulting from operations	(643,651)	(9,978,973)	3,926,544
Distributions to shareholders:
Net distributions to shareholders	(13,214)	(330,504)	(41,188)[2]
Return of capital	(1,811)	—	—
Total distributions	(15,025)	(330,504)	(41,188)
Capital share transactions:
Proceeds from shares sold	7,643,574	45,462,567	51,935,634
Cost of shares redeemed	(3,006,162)	(32,119,131)	(30,768,790)
Transaction fees (Note 4)	601	7,199	6,447
Net increase in net assets resulting from capital transactions	4,638,013	13,350,635	21,173,291
Total increase in net assets	3,979,337	3,041,158	25,058,647
Net assets:
Beginning of year/period	—	26,793,642	1,734,995
End of year/period	$3,979,337	$29,834,800	$26,793,642[3]
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	400,000	50,000
Shares sold	250,001	600,000	850,000
Shares repurchased	(100,000)	(400,000)	(500,000)
Shares outstanding, end of year/period	150,001	600,000	400,000

1  Commencement of investment operations.

2  Represents distributions to shareholders from net investment income. See Note 11.

3  Includes undistributed net investment income of $17,866. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Regional Banks Bear 3X Shares		Direxion Daily Retail Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$14,611	$(2,970)	$173,022	$(32,426)
Net realized gain (loss)	(2,124,955)	(667,989)	12,401,094	(2,497,297)
Capital gain distributions from regulated investment companies	1	—	5	—
Change in net unrealized appreciation (depreciation)	1,902,008	(795,428)	385,154	(9,244,846)
Net increase (decrease) in net assets resulting from operations	(208,335)	(1,466,387)	12,959,275	(11,774,569)
Distributions to shareholders:
Net distributions to shareholders	(10,651)	—	(172,548)	(951,341)[1]
Total distributions	(10,651)	—	(172,548)	(951,341)
Capital share transactions:
Proceeds from shares sold	—	3,961,101	49,149,827	54,908,380
Cost of shares redeemed	—	(561)	(67,315,793)	(42,153,071)
Transaction fees (Note 4)	—	—	17,806	9,989
Net increase (decrease) in net assets resulting from capital transactions	—	3,960,540	(18,148,160)	12,765,298
Total increase (decrease) in net assets	(218,986)	2,494,153	(5,361,433)	39,388
Net assets:
Beginning of year	3,538,179	1,044,026	36,728,089	36,688,701
End of year	$3,319,193	$3,538,179[2]	$31,366,656	$36,728,089[3]
Changes in shares outstanding
Shares outstanding, beginning of year	99,988	10,000	1,500,012	950,012
Shares sold	—	90,000	1,400,000	1,950,000
Shares repurchased	—	(12)	(2,050,000)	(1,400,000)
Shares outstanding, end of year	99,988	99,988	850,012	1,500,012

1  Represents distributions to shareholders from net realized gains. See Note 11.

2  Includes accumulated net investment loss of $(2,128). See Note 11.

3  Includes accumulated net investment loss of $(4,397). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	Direxion Daily S&P Biotech Bull 3X Shares
	For the Period April 19, 2018[1] through October 31, 2018	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$(5,808)	$798,372	$(1,316,669)
Net realized gain (loss)	(1,582,103)	129,033,809	208,593,466
Capital gain distributions from regulated investment companies	—	30	—
Change in net unrealized appreciation (depreciation)	(1,060,894)	(218,163,977)	152,833,496
Net increase (decrease) in net assets resulting from operations	(2,648,805)	(88,331,766)	360,110,293
Distributions to shareholders:
Net distributions to shareholders	—	(1,346,096)	—
Return of capital	(356)	—	—
Total distributions	(356)	(1,346,096)	—
Capital share transactions:
Proceeds from shares sold	7,754,092	1,616,966,525	1,053,185,535
Cost of shares redeemed	(982,603)	(1,314,398,252)	(1,314,160,650)
Transaction fees (Note 4)	197	284,452	279,354
Net increase (decrease) in net assets resulting from capital transactions	6,771,686	302,852,725	(260,695,761)
Total increase in net assets	4,122,525	213,174,863	99,414,532
Net assets:
Beginning of year/period	—	379,297,412	279,882,880
End of year/period	$4,122,525	$592,472,275	$379,297,412[2]
Changes in shares outstanding
Shares outstanding, beginning of year/period	—	4,961,600	9,711,600
Shares sold	400,001	21,600,000	18,700,000
Shares repurchased	(50,000)	(14,550,000)	(23,450,000)
Shares outstanding, end of year/period	350,001	12,011,600	4,961,600

1  Commencement of investment operations.

2  Includes undistributed net investment income of $–. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P Biotech Bear 3X Shares[1]		Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$552,328	$(174,404)	$270,211	$(281,010)
Net realized gain (loss)	(28,408,923)	(56,588,223)	58,893,104	(41,725,118)
Capital gain distributions from regulated investment companies	—	—	26	—
Change in net unrealized appreciation (depreciation)	27,590,683	(63,196,306)	(34,974,820)	18,240,304
Net increase (decrease) in net assets resulting from operations	(265,912)	(119,958,933)	24,188,521	(23,765,824)
Distributions to shareholders:
Net distributions to shareholders	(402,269)	—	(33,032)	(2,333,092)[2]
Total distributions	(402,269)	—	(33,032)	(2,333,092)
Capital share transactions:
Proceeds from shares sold	477,426,100	570,201,713	464,105,110	496,936,498
Cost of shares redeemed	(519,079,254)	(434,501,560)	(461,427,295)	(400,222,640)
Transaction fees (Note 4)	155,719	130,351	98,593	84,312
Net increase (decrease) in net assets resulting from capital transactions	(41,497,435)	135,830,504	2,776,408	96,798,170
Total increase (decrease) in net assets	(42,165,616)	15,871,571	26,931,897	70,699,254
Net assets:
Beginning of year	98,361,329	82,489,758	129,722,900	59,023,646
End of year	$56,195,713	$98,361,329[3]	$156,654,797	$129,722,900[4]
Changes in shares outstanding
Shares outstanding, beginning of year	1,950,000	300,000	5,309,476	1,709,476
Shares sold	16,195,000	6,530,000	15,850,000	19,050,000
Shares repurchased	(16,710,464)	(4,880,000)	(14,000,000)	(15,450,000)
Shares outstanding, end of year	1,434,536	1,950,000	7,159,476	5,309,476

1  Effective March 29, 2018, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

2  Represents distributions to shareholders from net realized gains. See Note 11.

3  Includes accumulated net investment loss of $(75,119). See Note 11.

4  Includes accumulated net investment loss of $(210,238). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares		Direxion Daily Semiconductor Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$450,758	$(96,308)	$3,993,485	$(50,831)
Net realized gain (loss)	(24,723,506)	6,106,214	111,619,851	164,816,591
Capital gain distributions from regulated investment companies	16	—	18	—
Change in net unrealized appreciation (depreciation)	19,939,093	(8,143,581)	(286,628,788)	162,834,265
Net increase (decrease) in net assets resulting from operations	(4,333,639)	(2,133,675)	(171,015,434)	327,600,025
Distributions to shareholders:
Net distributions to shareholders	(311,454)	—	(4,050,292)	(6,634,619)[1]
Total distributions	(311,454)	—	(4,050,292)	(6,634,619)
Capital share transactions:
Proceeds from shares sold	390,730,811	150,524,030	1,232,025,871	732,271,412
Cost of shares redeemed	(373,852,024)	(145,264,404)	(999,576,546)	(640,155,588)
Transaction fees (Note 4)	112,156	43,579	210,103	174,069
Net increase in net assets resulting from capital transactions	16,990,943	5,303,205	232,659,428	92,289,893
Total increase in net assets	12,345,850	3,169,530	57,593,702	413,255,299
Net assets:
Beginning of year	30,119,370	26,949,840	525,404,506	112,149,207
End of year	$42,465,220	$30,119,370[2]	$582,998,008	$525,404,506[3]
Changes in shares outstanding
Shares outstanding, beginning of year	1,829,803	1,079,803	3,550,004	2,450,004
Shares sold	48,500,000	8,700,000	8,550,000	7,900,000
Shares repurchased	(45,450,000)	(7,950,000)	(6,300,000)	(6,800,000)
Shares outstanding, end of year	4,879,803	1,829,803	5,800,004	3,550,004

1  Represents distributions to shareholders from net realized gains. See Note 11.

2  Includes accumulated net investment loss of $(62,214). See Note 11.

3  Includes undistributed net investment income of $–. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bear 3X Shares		Direxion Daily Technology Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$418,068	$(68,699)	$1,883,593	$22,217
Net realized gain (loss)	13,806,086	(56,833,153)	144,800,199	125,489,659
Capital gain distributions from regulated investment companies	15	—	4	—
Change in net unrealized appreciation (depreciation)	3,980,856	(1,294,842)	(48,439,888)	108,103,880
Net increase (decrease) in net assets resulting from operations	18,205,025	(58,196,694)	98,243,908	233,615,756
Distributions to shareholders:
Net distributions to shareholders	(295,359)	—	(2,434,594)	—
Total distributions	(295,359)	—	(2,434,594)	—
Capital share transactions:
Proceeds from shares sold	187,830,290	90,699,396	1,256,032,409	439,065,962
Cost of shares redeemed	(189,252,708)	(35,058,675)	(1,133,021,000)	(393,522,387)
Transaction fees (Note 4)	56,776	11,013	329,393	113,595
Net increase (decrease) in net assets resulting from capital transactions	(1,365,642)	55,651,734	123,340,802	45,657,170
Total increase (decrease) in net assets	16,544,024	(2,544,960)	219,150,116	279,272,926
Net assets:
Beginning of year	48,915,209	51,460,169	452,000,669	172,727,743
End of year	$65,459,233	$48,915,209[1]	$671,150,785	$452,000,669[2]
Changes in shares outstanding
Shares outstanding, beginning of year	3,009,767	669,950	4,200,000	3,650,000
Shares sold	17,500,000	3,320,000	8,500,000	5,500,000
Shares repurchased	(15,600,000)	(980,183)	(7,350,000)	(4,950,000)
Shares outstanding, end of year	4,909,767	3,009,767	5,350,000	4,200,000

1  Includes accumulated net investment loss of $(30,667). See Note 11.

2  Includes undistributed net investment income of $–. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology Bear 3X Shares[1]		Direxion Daily Transportation Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	For the Period May 3, 2017[2] through October 31, 2017
Operations:
Net investment income (loss)	$209,394	$(35,608)	$45,061	$1,812
Net realized gain (loss)	(14,625,586)	(17,211,272)	738,163	422,830
Capital gain distributions from regulated investment companies	5	—	—	—
Change in net unrealized appreciation (depreciation)	5,253,098	662,051	(1,929,202)	19,859
Net increase (decrease) in net assets resulting from operations	(9,163,089)	(16,584,829)	(1,145,978)	444,501
Distributions to shareholders:
Net distributions to shareholders	(153,226)	—	(493,856)	—
Total distributions	(153,226)	—	(493,856)	—
Capital share transactions:
Proceeds from shares sold	55,273,590	17,561,324	18,377,636	2,500,025
Cost of shares redeemed	(30,036,286)	(3,156,120)	(8,834,617)	—
Transaction fees (Note 4)	9,009	946	1,767	—
Net increase in net assets resulting from capital transactions	25,246,313	14,406,150	9,544,786	2,500,025
Total increase (decrease) in net assets	15,929,998	(2,178,679)	7,904,952	2,944,526
Net assets:
Beginning of year/period	17,418,944	19,597,623	2,944,526	—
End of year/period	$33,348,942	$17,418,944[3]	$10,849,478	$2,944,526[4]
Changes in shares outstanding
Shares outstanding, beginning of year/period	473,548	203,548	100,001	—
Shares sold	2,260,000	320,000	550,000	100,001
Shares repurchased	(1,230,257)	(50,000)	(250,000)	—
Shares outstanding, end of year/period	1,503,291	473,548	400,001	100,001

1  Effective March 29, 2018, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

2  Commencement of investment operations.

3  Includes accumulated net investment loss of $(16,055). See Note 11.

4  Includes undistributed net investment income of $6,004. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Utilities Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Year Ended October 31, 2018	For the Period May 3, 2017[1] through October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$152,948	$14,420	$51,809	$(2,726)
Net realized gain (loss)	(29,270)	217,923	(696,058)	(444,216)
Capital gain distributions from regulated investment companies	1	—	2	—
Change in net unrealized appreciation (depreciation)	(189,796)	318,274	(352,422)	(425,767)
Net increase (decrease) in net assets resulting from operations	(66,117)	550,617	(996,669)	(872,709)
Distributions to shareholders:
Net distributions to shareholders	(153,771)	—	(47,883)	(284,233)[2]
Total distributions	(153,771)	—	(47,883)	(284,233)
Capital share transactions:
Proceeds from shares sold	20,361,134	5,321,225	—	4,530,238
Cost of shares redeemed	(19,086,317)	(2,759,970)	(1,982,881)	(2,210,682)
Transaction fees (Note 4)	3,941	828	595	663
Net increase (decrease) in net assets resulting from capital transactions	1,278,758	2,562,083	(1,982,286)	2,320,219
Total increase (decrease) in net assets	1,058,870	3,112,700	(3,026,838)	1,163,277
Net assets:
Beginning of year/period	3,112,700	—	8,850,979	7,687,702
End of year/period	$4,171,570	$3,112,700[3]	$5,824,141	$8,850,979[4]
Changes in shares outstanding
Shares outstanding, beginning of year/period	100,001	—	200,000	150,000
Shares sold	850,000	200,001	—	100,000
Shares repurchased	(800,000)	(100,000)	(50,000)	(50,000)
Shares outstanding, end of year/period	150,001	100,001	150,000	200,000

1  Commencement of investment operations.

2  Represents distributions to shareholders from net realized gains. See Note 11.

3  Includes undistributed net investment income of $–. See Note 11.

4  Includes undistributed net investment income of $–. See Note 11.
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bear 3X Shares		Direxion Daily 20+ Year Treasury Bull 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$107,691	$(95,965)	$1,276,363	$304,527
Net realized gain (loss)	1,533,475	(2,761,342)	(10,227,467)	(12,368,585)
Capital gain distributions from regulated investment companies	7	—	4	—
Change in net unrealized appreciation (depreciation)	819,977	3,463,104	(17,918,830)	6,262,367
Net increase (decrease) in net assets resulting from operations	2,461,150	605,797	(26,869,930)	(5,801,691)
Distributions to shareholders:
Net distributions to shareholders	(31,172)	—	(1,338,321)	(86,292)[1]
Total distributions	(31,172)	—	(1,338,321)	(86,292)
Capital share transactions:
Proceeds from shares sold	—	3,758,071	206,751,075	195,030,356
Cost of shares redeemed	(10,968,478)	(2,252,083)	(168,055,988)	(166,232,819)
Transaction fees (Note 4)	3,291	676	39,180	40,980
Net increase (decrease) in net assets resulting from capital transactions	(10,965,187)	1,506,664	38,734,267	28,838,517
Total increase (decrease) in net assets	(8,535,209)	2,112,461	10,526,016	22,950,534
Net assets:
Beginning of year	28,724,303	26,611,842	90,347,028	67,396,494
End of year	$20,189,094	$28,724,303[2]	$100,873,044	$90,347,028[3]
Changes in shares outstanding
Shares outstanding, beginning of year	2,050,000	1,950,000	4,350,000	2,800,000
Shares sold	—	250,000	11,050,000	9,800,000
Shares repurchased	(750,000)	(150,000)	(9,000,000)	(8,250,000)
Shares outstanding, end of year	1,300,000	2,050,000	6,400,000	4,350,000

1  Represents distributions to shareholders from net investment income. See Note 11.

2  Includes accumulated net investment loss of $(62,488). See Note 11.

3  Includes undistributed net investment income of $218,235. See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bear 3X Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income (loss)	$2,076,660	$(1,309,311)
Net realized gain (loss)	(3,795,088)	42,871,787
Capital gain distributions from regulated investment companies	112	—
Change in net unrealized appreciation (depreciation)	70,730,672	(33,049,691)
Net increase in net assets resulting from operations	69,012,356	8,512,785
Distributions to shareholders:
Net distributions to shareholders	(1,039,498)	—
Total distributions	(1,039,498)	—
Capital share transactions:
Proceeds from shares sold	222,392,527	234,576,873
Cost of shares redeemed	(316,752,213)	(250,718,839)
Transaction fees (Note 4)	95,025	75,216
Net decrease in net assets resulting from capital transactions	(94,264,661)	(16,066,750)
Total decrease in net assets	(26,291,803)	(7,553,965)
Net assets:
Beginning of year	371,391,916	378,945,881
End of year	$345,100,113	$371,391,916[1]
Changes in shares outstanding
Shares outstanding, beginning of year	19,399,789	20,149,789
Shares sold	11,250,000	11,350,000
Shares repurchased	(15,550,000)	(12,100,000)
Shares outstanding, end of year	15,099,789	19,399,789

1  Includes accumulated net investment loss of $(775,273). See Note 11.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Mid Cap Bull 3X Shares
For the Year Ended October 31, 2018	$42.92	$0.22	$0.29	$(3.42)	$(3.20)	$(0.10)	$(1.17)	$—	$(1.27)	$38.45	(7.90)%	$57,678	1.10%	1.13%	0.46%	0.95%	0.98%	0.61%	39%
For the Year Ended October 31, 2017	$24.95	(0.06)	(0.03)	18.64	18.58	—	(0.61)	—	(0.61)	$42.92	75.11%	$62,242	1.04%	1.09%	(0.18)%	0.95%	1.00%	(0.09)%	130%
For the Year Ended October 31, 2016	$23.15	(0.18)	(0.17)	1.98	1.80	—	—	—	—	$24.95	7.78%	$46,170	0.99%	1.06%	(0.78)%	0.95%	1.02%	(0.74)%	171%
For the Year Ended October 31, 2015	$22.86	(0.22)	(0.22)	0.51	0.29	—	—	—	—	$23.15	1.27%	$69,466	0.96%	0.99%	(0.88)%	0.95%	0.98%	(0.87)%	103%
For the Year Ended October 31, 2014	$18.48	(0.19)	(0.19)	5.35	5.16	—	(0.78)	—	(0.78)	$22.86	29.26%	$91,439	0.98%	1.04%	(0.93)%	0.95%	1.01%	(0.89)%	0%
Direxion Daily Mid Cap Bear 3X Shares
For the Year Ended October 31, 2018	$15.17	0.07	0.08	(1.21)	(1.14)	(0.02)	—	—	(0.02)	$14.01	(7.53)%	$4,404	0.97%	1.46%	0.60%	0.95%	1.44%	0.62%	0%
For the Year Ended October 31, 2017	$30.02	(0.06)	(0.06)	(14.79)	(14.85)	—	—	—	—	$15.17	(49.47)%	$6,288	0.96%	1.29%	(0.30)%	0.95%	1.28%	(0.29)%	0%
For the Year Ended October 31, 2016	$42.46	(0.30)	(0.30)	(12.14)	(12.44)	—	—	—	—	$30.02	(29.30)%	$10,941	0.97%	1.23%	(0.80)%	0.95%	1.21%	(0.78)%	0%
For the Year Ended October 31, 2015	$54.12	(0.42)	(0.41)	(11.24)	(11.66)	—	—	—	—	$42.46	(21.54)%	$11,227	0.95%	1.23%	(0.93)%	0.95%	1.23%	(0.93)%	0%
For the Year Ended October 31, 2014	$84.52	(0.64)	(0.64)	(29.76)	(30.40)	—	—	—	—	$54.12	(35.97)%	$8,229	0.95%	1.32%	(0.94)%	0.95%	1.32%	(0.94)%	0%
Direxion Daily S&P 500® Bull 3X Shares
For the Year Ended October 31, 2018	$40.86	0.31	0.34	3.71	4.02	(0.24)	(1.60)	—	(1.84)	$43.04	9.74%	$992,232	1.00%	1.00%	0.68%	0.95%	0.95%	0.73%	95%
For the Year Ended October 31, 2017	$22.92	0.01	0.03	17.93	17.94	—	—	—	—	$40.86	78.31%	$692,851	1.01%	1.00%	0.03%	0.95%	0.94%	0.09%	99%
For the Year Ended October 31, 2016	$21.92	(0.18)	(0.16)	1.18	1.00	—	—	—	—	$22.92	4.56%	$458,407	1.02%	1.02%	(0.85)%	0.95%	0.95%	(0.78)%	187%
For the Year Ended October 31, 2015	$20.63	(0.20)	(0.20)	1.49	1.29	—	—	—	—	$21.92	6.24%	$574,270	0.97%	0.96%	(0.93)%	0.95%	0.94%	(0.91)%	254%
For the Year Ended October 31, 2014	$13.61	(0.12)	(0.12)	7.14	7.02	—	—	—	—	$20.63	51.53%	$552,931	0.97%	0.98%	(0.71)%	0.95%	0.96%	(0.68)%	110%
Direxion Daily S&P 500® Bear 3X Shares
For the Year Ended October 31, 2018	$33.94	0.18	0.18	(8.12)	(7.94)	(0.08)	—	—	(0.08)	$25.92	(23.38)%	$267,114	0.95%	0.96%	0.68%	0.94%	0.95%	0.69%	1%
For the Year Ended October 31, 2017	$64.65	(0.13)	(0.13)	(30.58)	(30.71)	—	—	—	—	$33.94	(47.50)%	$381,925	0.93%	0.96%	(0.28)%	0.93%	0.96%	(0.28)%	7%
For the Year Ended October 31, 2016	$83.45	(0.55)	(0.55)	(18.25)	(18.80)	—	—	—	—	$64.65	(22.53)%	$562,025	0.95%	0.97%	(0.78)%	0.94%	0.96%	(0.77)%	0%
For the Year Ended October 31, 2015	$112.65	(0.90)	(0.90)	(28.30)	(29.20)	—	—	—	—	$83.45	(25.92)%	$368,523	0.95%	0.96%	(0.94)%	0.95%	0.96%	(0.94)%	0%
For the Year Ended October 31, 2014	$198.50	(1.35)	(1.35)	(84.50)	(85.85)	—	—	—	—	$112.65	(43.25)%	$204,479	0.95%	0.97%	(0.95)%	0.95%	0.97%	(0.95)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Year Ended October 31, 2018	$66.18	0.20	0.31	(4.47)	(4.27)	(0.12)	—	—	(0.12)	$61.79	(6.49)%	$883,562	1.10%	1.12%	0.26%	0.95%	0.97%	0.41%	51%
For the Year Ended October 31, 2017	$34.41	(0.11)	(0.07)	31.88	31.77	—	—	—	—	$66.18	92.36%	$658,510	1.02%	1.03%	(0.21)%	0.95%	0.96%	(0.14)%	185%
For the Year Ended October 31, 2016	$34.44	(0.24)	(0.23)	0.21	(0.03)	—	—	—	—	$34.41	(0.09)%	$729,433	0.99%	1.01%	(0.78)%	0.95%	0.97%	(0.74)%	0%
For the Year Ended October 31, 2015	$37.88	(0.35)	(0.34)	(2.86)	(3.20)	—	(0.24)	—	(0.24)	$34.44	(8.50)%	$836,739	0.97%	0.98%	(0.88)%	0.95%	0.97%	(0.86)%	4,838%
For the Year Ended October 31, 2014	$33.45	(0.33)	(0.32)	5.36	5.03	—	(0.60)	—	(0.60)	$37.88	15.30%	$1,090,966	0.98%	1.02%	(0.93)%	0.95%	0.99%	(0.90)%	0%
Direxion Daily Small Cap Bear 3X Shares
For the Year Ended October 31, 2018	$13.30	0.08	0.08	(1.77)	(1.69)	(0.05)	—	—	(0.05)	$11.56	(12.65)%	$282,984	0.95%	0.96%	0.73%	0.95%	0.96%	0.73%	0%
For the Year Ended October 31, 2017	$30.73	(0.04)	(0.04)	(17.39)	(17.43)	—	—	—	—	$13.30	(56.72)%	$647,079	0.96%	0.98%	(0.23)%	0.95%	0.97%	(0.22)%	0%
For the Year Ended October 31, 2016	$43.77	(0.29)	(0.29)	(12.75)	(13.04)	—	—	—	—	$30.73	(29.79)%	$586,011	0.97%	1.00%	(0.79)%	0.95%	0.98%	(0.77)%	0%
For the Year Ended October 31, 2015	$54.16	(0.42)	(0.42)	(9.97)	(10.39)	—	—	—	—	$43.77	(19.18)%	$504,280	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$82.96	(0.64)	(0.64)	(28.16)	(28.80)	—	—	—	—	$54.16	(34.72)%	$606,361	0.95%	1.02%	(0.95)%	0.95%	1.02%	(0.95)%	0%
Direxion Daily EURO STOXX 50® Bull 3X Shares
For the Year Ended October 31, 2018	$30.49	0.39	0.40	(12.44)	(12.05)	(0.42)	(2.15)	(0.02)	(2.59)	$15.85	(42.78)%	$2,377	0.96%	1.98%	1.59%	0.95%	1.97%	1.60%	53%
For the Period July 12, 2017[9] through October 31, 2017	$25.00	0.00[10]	0.00[10]	5.49	5.49	—	—	—	—	$30.49	21.96%	$4,573	0.95%	3.13%	0.04%	0.95%	3.13%	0.04%	70%
Direxion Daily FTSE China Bull 3X Shares
For the Year Ended October 31, 2018	$32.66	0.48	0.50	(14.78)	(14.30)	(0.51)	—	—	(0.51)	$17.85	(44.39)%	$307,058	1.02%	1.05%	1.63%	0.95%	0.98%	1.70%	158%
For the Year Ended October 31, 2017	$17.25	(0.09)	(0.07)	15.50	15.41	—	—	—	—	$32.66	89.33%	$236,786	1.03%	1.08%	(0.41)%	0.95%	1.00%	(0.33)%	112%
For the Year Ended October 31, 2016	$21.73	(0.10)	(0.10)	(4.38)	(4.48)	—	—	—	—	$17.25	(20.62)%	$150,955	0.99%	1.04%	(0.67)%	0.95%	1.00%	(0.63)%	80%
For the Year Ended October 31, 2015	$31.65	(0.27)	(0.26)	(9.58)	(9.85)	—	(0.07)	—	(0.07)	$21.73	(31.19)%	$159,741	0.97%	1.00%	(0.80)%	0.95%	0.98%	(0.78)%	71%
For the Year Ended October 31, 2014	$30.02	(0.24)	(0.23)	1.87	1.63	—	—	—	—	$31.65	5.43%	$110,784	0.96%	1.03%	(0.88)%	0.95%	1.02%	(0.87)%	103%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily FTSE China Bear 3X Shares[11]
For the Year Ended October 31, 2018	$65.30	$0.39	$0.43	$5.52	$5.91	$(0.17)	$—	$—	$(0.17)	$71.04	9.14%	$80,084	1.02%	1.08%	0.69%	0.95%	1.01%	0.76%	0%
For the Year Ended October 31, 2017	$154.50	(0.30)	(0.30)	(88.90)	(89.20)	—	—	—	—	$65.30	(57.73)%	$40,664	0.96%	1.05%	(0.28)%	0.95%	1.04%	(0.27)%	0%
For the Year Ended October 31, 2016	$216.50	(1.80)	(1.70)	(60.20)	(62.00)	—	—	—	—	$154.50	(28.64)%	$67,613	1.01%	1.09%	(0.84)%	0.95%	1.03%	(0.78)%	0%
For the Year Ended October 31, 2015	$360.50	(2.00)	(2.00)	(142.00)	(144.00)	—	—	—	—	$216.50	(39.95)%	$106,669	0.97%	1.05%	(0.95)%	0.95%	1.03%	(0.93)%	0%
For the Year Ended October 31, 2014	$568.50	(4.80)	(4.80)	(203.20)	(208.00)	—	—	—	—	$360.50	(36.59)%	$13,986	0.96%	1.18%	(0.95)%	0.95%	1.18%	(0.94)%	0%
Direxion Daily FTSE Europe Bull 3X Shares
For the Year Ended October 31, 2018	$36.99	0.54	0.56	(12.34)	(11.80)	(0.65)	—	—	(0.65)	$24.54	(32.39)%	$46,632	1.00%	0.98%	1.52%	0.95%	0.93%	1.57%	54%
For the Year Ended October 31, 2017	$18.88	0.22	0.25	17.89	18.11	—	—	—	—	$36.99	95.92%	$64,737	1.03%	1.06%	0.78%	0.95%	0.98%	0.86%	0%
For the Year Ended October 31, 2016	$27.78	(0.15)	(0.15)	(8.75)	(8.90)	—	—	—	—	$18.88	(32.04)%	$26,433	0.97%	1.04%	(0.69)%	0.95%	1.02%	(0.67)%	210%
For the Year Ended October 31, 2015	$32.10	(0.10)	(0.10)	(4.17)	(4.27)	(0.05)	—	—	(0.05)	$27.78	(13.33)%	$51,389	0.95%	0.96%	(0.31)%	0.95%	0.96%	(0.31)%	0%
For the Period January 22, 2014[9] through October 31, 2014	$40.00	0.27	0.27	(7.99)	(7.72)	(0.18)	—	—	(0.18)	$32.10	(19.35)%	$9,631	0.95%	1.74%	0.91%	0.95%	1.74%	0.91%	0%
Direxion Daily Latin America Bull 3X Shares
For the Year Ended October 31, 2018	$31.54	0.29	0.31	(7.87)	(7.58)	(0.21)	—	(0.01)	(0.22)	$23.74	(24.04)%	$13,512	1.03%	1.19%	0.99%	0.95%	1.11%	1.07%	56%
For the Year Ended October 31, 2017	$28.79	(0.08)	(0.04)	2.83	2.75	—	—	—	—	$31.54	9.55%	$14,796	1.12%	1.35%	(0.30)%	0.95%	1.18%	(0.13)%	58%
For the Year Ended October 31, 2016	$16.48	(0.16)	(0.14)	12.47	12.31	—	—	—	—	$28.79	74.70%	$17,823	1.06%	1.36%	(0.87)%	0.95%	1.25%	(0.76)%	101%
For the Year Ended October 31, 2015	$74.16	(0.30)	(0.30)	(57.38)	(57.68)	—	—	—	—	$16.48	(77.78)%	$10,216	0.96%	1.15%	(0.87)%	0.95%	1.14%	(0.86)%	0%
For the Year Ended October 31, 2014	$104.32	(0.48)	(0.44)	(29.68)	(30.16)	—	—	—	—	$74.16	(28.91)%	$21,879	0.96%	1.18%	(0.54)%	0.95%	1.17%	(0.52)%	64%
Direxion Daily MSCI Brazil Bull 3X Shares
For the Year Ended October 31, 2018	$40.29	0.40	0.45	(10.88)	(10.48)	(0.39)	—	(0.02)	(0.41)	$29.40	(25.98)%	$407,268	1.15%	1.14%	1.54%	0.95%	0.94%	1.74%	133%
For the Year Ended October 31, 2017	$47.45	(0.03)	0.04	(7.13)	(7.16)	—	—	—	—	$40.29	(15.09)%	$153,270	1.13%	1.15%	(0.08)%	0.95%	0.97%	0.10%	42%
For the Year Ended October 31, 2016	$16.48	(0.15)	(0.12)	31.12	30.97	—	—	—	—	$47.45	187.92%	$78,470	1.10%	1.17%	(0.77)%	0.95%	1.02%	(0.62)%	164%
For the Year Ended October 31, 2015	$151.00	(0.40)	(0.40)	(134.12)	(134.52)	—	—	—	—	$16.48	(89.09)%	$41,284	0.95%	1.04%	(0.92)%	0.95%	1.04%	(0.92)%	56%
For the Year Ended October 31, 2014	$284.30	(0.70)	(0.70)	(132.60)	(133.30)	—	—	—	—	$151.00	(46.89)%	$40,761	0.97%	1.38%	(0.35)%	0.95%	1.36%	(0.33)%	229%
Direxion Daily MSCI Developed Markets Bull 3X Shares
For the Year Ended October 31, 2018	$79.38	0.95	1.00	(23.54)	(22.59)	(1.22)	(0.34)	—	(1.56)	$55.23	(29.03)%	$19,332	1.01%	1.18%	1.22%	0.95%	1.12%	1.28%	30%
For the Year Ended October 31, 2017	$44.52	0.17	0.21	34.69	34.86	—	—	—	—	$79.38	78.30%	$31,750	1.02%	1.27%	0.28%	0.95%	1.20%	0.35%	87%
For the Year Ended October 31, 2016	$55.47	(0.05)	(0.04)	(10.90)	(10.95)	—	—	—	—	$44.52	(19.74)%	$17,806	0.96%	1.22%	(0.11)%	0.95%	1.21%	(0.10)%	188%
For the Year Ended October 31, 2015	$65.42	(0.46)	(0.44)	(9.49)	(9.95)	—	—	—	—	$55.47	(15.21)%	$33,284	0.98%	1.12%	(0.72)%	0.95%	1.10%	(0.69)%	276%
For the Year Ended October 31, 2014	$69.40	(0.54)	(0.53)	(3.44)	(3.98)	—	—	—	—	$65.42	(5.73)%	$35,982	0.97%	1.06%	(0.75)%	0.95%	1.05%	(0.73)%	32%
Direxion Daily MSCI Developed Markets Bear 3X Shares
For the Year Ended October 31, 2018	$13.08	0.09	0.09	2.75	2.84	(0.06)	—	—	(0.06)	$15.86	21.82%	$3,727	0.96%	2.54%	0.70%	0.95%	2.53%	0.71%	0%
For the Year Ended October 31, 2017	$25.28	(0.07)	(0.06)	(12.13)	(12.20)	—	—	—	—	$13.08	(48.26)%	$3,728	0.97%	2.28%	(0.35)%	0.95%	2.26%	(0.33)%	0%
For the Year Ended October 31, 2016	$28.83	(0.25)	(0.24)	(3.30)	(3.55)	—	—	—	—	$25.28	(12.31)%	$8,468	0.99%	1.79%	(0.84)%	0.95%	1.75%	(0.80)%	0%
For the Year Ended October 31, 2015	$32.48	(0.29)	(0.29)	(3.36)	(3.65)	—	—	—	—	$28.83	(11.24)%	$11,097	0.96%	1.83%	(0.95)%	0.95%	1.82%	(0.94)%	0%
For the Year Ended October 31, 2014	$36.33	(0.31)	(0.31)	(3.54)	(3.85)	—	—	—	—	$32.48	(10.60)%	$9,255	0.95%	2.09%	(0.95)%	0.95%	2.08%	(0.95)%	0%
Direxion Daily MSCI Emerging Markets Bull 3X Shares
For the Year Ended October 31, 2018	$115.85	1.02	1.05	(53.34)	(52.32)	(0.77)	—	(0.02)	(0.79)	$62.74	(45.51)%	$202,745	0.98%	0.99%	0.94%	0.95%	0.96%	0.97%	136%
For the Year Ended October 31, 2017	$62.59	(0.37)	(0.28)	53.63	53.26	—	—	—	—	$115.85	85.09%	$275,919	1.06%	1.08%	(0.47)%	0.95%	0.97%	(0.36)%	38%
For the Year Ended October 31, 2016	$57.28	(0.42)	(0.40)	5.73	5.31	—	—	—	—	$62.59	9.27%	$195,996	0.99%	1.03%	(0.83)%	0.95%	0.99%	(0.79)%	162%
For the Year Ended October 31, 2015	$110.88	(0.68)	(0.68)	(52.92)	(53.60)	—	—	—	—	$57.28	(48.34)%	$182,247	0.96%	0.95%	(0.78)%	0.95%	0.95%	(0.77)%	226%
For the Year Ended October 31, 2014	$119.48	(0.84)	(0.84)	(7.76)	(8.60)	—	—	—	—	$110.88	(7.20)%	$287,673	0.96%	0.99%	(0.76)%	0.95%	0.98%	(0.75)%	116%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily MSCI Emerging Markets Bear 3X Shares[12]
For the Year Ended October 31, 2018	$50.55	$0.30	$0.32	$14.09	$14.39	$(0.16)	$—	$—	$(0.16)	$64.78	28.60%	$90,383	0.99%	1.03%	0.64%	0.95%	0.99%	0.68%	0%
For the Year Ended October 31, 2017	$114.55	(0.20)	(0.20)	(63.80)	(64.00)	—	—	—	—	$50.55	(55.87)%	$84,166	0.96%	1.00%	(0.26)%	0.95%	0.99%	(0.25)%	0%
For the Year Ended October 31, 2016	$202.20	(1.30)	(1.25)	(86.35)	(87.65)	—	—	—	—	$114.55	(43.35)%	$143,830	0.97%	1.02%	(0.79)%	0.95%	1.00%	(0.77)%	0%
For the Year Ended October 31, 2015	$163.65	(1.70)	(1.70)	40.25	38.55	—	—	—	—	$202.20	23.56%	$124,472	0.96%	0.98%	(0.94)%	0.95%	0.97%	(0.93)%	0%
For the Year Ended October 31, 2014	$202.25	(1.75)	(1.75)	(36.85)	(38.60)	—	—	—	—	$163.65	(19.09)%	$86,012	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
Direxion Daily MSCI India Bull 3X Shares
For the Year Ended October 31, 2018	$95.50	0.09	0.14	(43.76)	(43.67)	(0.24)	—	(0.08)	(0.32)	$51.51	(45.89)%	$100,427	1.01%	0.99%	0.11%	0.95%	0.93%	0.17%	59%
For the Year Ended October 31, 2017	$57.82	(0.34)	(0.28)	38.02	37.68	—	—	—	—	$95.50	65.17%	$105,023	1.04%	1.07%	(0.49)%	0.95%	0.98%	(0.40)%	15%
For the Year Ended October 31, 2016	$58.32	(0.30)	(0.29)	(0.20)	(0.50)	—	—	—	—	$57.82	(0.86)%	$75,147	0.97%	1.03%	(0.60)%	0.95%	1.01%	(0.58)%	119%
For the Year Ended October 31, 2015	$101.88	(0.56)	(0.56)	(43.00)	(43.56)	—	—	—	—	$58.32	(42.76)%	$94,040	0.96%	0.98%	(0.69)%	0.95%	0.97%	(0.68)%	355%
For the Year Ended October 31, 2014	$53.56	(0.64)	(0.64)	48.96	48.32	—	—	—	—	$101.88	90.24%	$78,949	0.98%	1.04%	(0.90)%	0.95%	1.02%	(0.87)%	195%
Direxion Daily MSCI Japan Bull 3X Shares
For the Year Ended October 31, 2018	$71.93	0.14	0.17	(17.70)	(17.56)	(0.14)	—	(0.00)[10]	(0.14)	$54.23	(24.47)%	$13,557	1.00%	1.11%	0.18%	0.95%	1.06%	0.23%	6%
For the Year Ended October 31, 2017	$46.28	(0.19)	(0.16)	25.84	25.65	—	—	—	—	$71.93	55.42%	$14,385	1.02%	1.58%	(0.37)%	0.95%	1.51%	(0.30)%	0%
For the Year Ended October 31, 2016	$47.32	(0.20)	(0.20)	(0.84)	(1.04)	—	—	—	—	$46.28	(2.20)%	$11,569	0.96%	1.41%	(0.50)%	0.95%	1.40%	(0.49)%	204%
For the Year Ended October 31, 2015	$48.91	(0.27)	(0.26)	(1.32)	(1.59)	—	—	—	—	$47.32	(3.25)%	$14,196	0.96%	1.30%	(0.53)%	0.95%	1.29%	(0.52)%	17%
For the Year Ended October 31, 2014	$49.65	(0.29)	(0.28)	(0.14)	(0.43)	—	(0.31)	—	(0.31)	$48.91	(0.87)%	$7,337	0.96%	1.69%	(0.63)%	0.95%	1.68%	(0.63)%	0%
Direxion Daily MSCI Mexico Bull 3X Shares
For the Year Ended October 31, 2018	$21.83	0.29	0.29	(10.88)	(10.59)	(0.55)	—	—	(0.55)	$10.69	(49.66)%	$4,809	0.96%	1.13%	1.50%	0.95%	1.12%	1.51%	140%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.04	0.04	(3.21)	(3.17)	—	—	—	—	$21.83	(12.68)%	$3,274	0.96%	2.74%	0.30%	0.95%	2.73%	0.29%	647%
Direxion Daily MSCI South Korea Bull 3X Shares
For the Year Ended October 31, 2018	$60.22	0.36	0.39	(34.01)	(33.65)	(0.60)	(1.84)	—	(2.44)	$24.13	(58.26)%	$22,924	1.03%	1.16%	0.76%	0.95%	1.08%	0.84%	96%
For the Year Ended October 31, 2017	$26.57	(0.21)	(0.21)	33.86	33.65	—	—	—	—	$60.22	126.65%	$12,044	0.97%	1.35%	(0.53)%	0.95%	1.33%	(0.51)%	88%
For the Year Ended October 31, 2016	$28.24	(0.21)	(0.21)	(1.46)	(1.67)	—	—	—	—	$26.57	(5.91)%	$3,985	0.97%	1.67%	(0.87)%	0.95%	1.65%	(0.85)%	266%
For the Year Ended October 31, 2015	$38.87	(0.30)	(0.30)	(10.33)	(10.63)	—	—	—	—	$28.24	(27.35)%	$4,235	0.96%	1.76%	(0.95)%	0.95%	1.75%	(0.94)%	45%
For the Year Ended October 31, 2014	$54.54	(0.34)	(0.33)	(14.20)	(14.54)	—	(1.13)	—	(1.13)	$38.87	(27.06)%	$1,943	0.97%	2.92%	(0.69)%	0.95%	2.90%	(0.66)%	0%
Direxion Daily Russia Bull 3X Shares
For the Year Ended October 31, 2018	$48.86	0.86	0.90	(11.82)	(10.96)	(0.90)	—	(0.31)	(1.21)	$36.69	(23.20)%	$147,417	1.00%	1.00%	1.91%	0.90%	0.90%	2.01%	93%
For the Year Ended October 31, 2017	$33.69	(0.32)	(0.25)	15.49	15.17	—	—	—	—	$48.86	45.03%	$142,583	1.11%	1.07%	(0.74)%	0.94%	0.90%	(0.57)%	65%
For the Year Ended October 31, 2016	$31.84	(0.25)	(0.22)	2.10	1.85	—	—	—	—	$33.69	5.81%	$160,631	1.06%	1.04%	(0.91)%	0.95%	0.93%	(0.80)%	179%
For the Year Ended October 31, 2015	$126.96	(0.42)	(0.42)	(94.66)	(95.08)	—	(0.04)	—	(0.04)	$31.84	(74.90)%	$197,193	0.97%	0.96%	(0.96)%	0.95%	0.94%	(0.94)%	299%
For the Year Ended October 31, 2014	$361.08	(1.68)	(1.66)	(232.44)	(234.12)	—	—	—	—	$126.96	(64.84)%	$172,460	0.96%	1.01%	(0.96)%	0.95%	1.00%	(0.95)%	72%
Direxion Daily Russia Bear 3X Shares
For the Year Ended October 31, 2018	$24.55	0.13	0.14	(6.31)	(6.18)	(0.06)	—	—	(0.06)	$18.31	(25.16)%	$23,701	0.99%	1.04%	0.68%	0.95%	1.00%	0.72%	0%
For the Year Ended October 31, 2017	$51.85	(0.09)	(0.08)	(27.21)	(27.30)	—	—	—	—	$24.55	(52.65)%	$31,782	0.98%	1.03%	(0.27)%	0.95%	1.00%	(0.24)%	0%
For the Year Ended October 31, 2016	$158.00	(0.65)	(0.60)	(105.50)	(106.15)	—	—	—	—	$51.85	(67.18)%	$54,709	0.98%	1.02%	(0.79)%	0.95%	0.99%	(0.76)%	0%
For the Year Ended October 31, 2015	$296.20	(2.00)	(2.00)	(136.20)	(138.20)	—	—	—	—	$158.00	(46.66)%	$41,856	0.96%	0.99%	(0.95)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$242.80	(2.60)	(2.60)	56.00	53.40	—	—	—	—	$296.20	21.99%	$16,286	0.95%	1.14%	(0.95)%	0.95%	1.14%	(0.95)%	0%
Direxion Daily Aerospace & Defense Bull 3X Shares
For the Year Ended October 31, 2018	$40.03	0.20	0.27	2.81	3.01	(0.26)	(0.63)	—	(0.89)	$42.15	7.39%	$56,900	1.09%	1.11%	0.40%	0.95%	0.97%	0.54%	39%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.07	0.07	14.96	15.03	—	—	—	—	$40.03	60.12%	$42,032	0.98%	1.34%	0.39%	0.95%	1.31%	0.42%	7%
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Energy Bull 3X Shares
For the Year Ended October 31, 2018	$29.16	$0.42	$0.46	$(3.64)	$(3.22)	$(0.59)	$—	$(0.01)	$(0.60)	$25.34	(11.59)%	$349,655	1.08%	1.08%	1.24%	0.95%	0.95%	1.37%	56%
For the Year Ended October 31, 2017	$30.40	0.27	0.29	(1.43)	(1.16)	(0.08)	—	—	(0.08)	$29.16	(3.77)%	$481,130	1.00%	1.00%	0.90%	0.95%	0.95%	0.95%	59%
For the Year Ended October 31, 2016	$34.46	(0.08)	(0.06)	(3.98)	(4.06)	—	—	—	—	$30.40	(11.78)%	$452,886	1.01%	1.02%	(0.30)%	0.95%	0.96%	(0.24)%	82%
For the Year Ended October 31, 2015	$84.21	(0.17)	(0.17)	(49.58)	(49.75)	—	—	—	—	$34.46	(59.08)%	$489,320	0.96%	0.96%	(0.36)%	0.95%	0.95%	(0.35)%	70%
For the Year Ended October 31, 2014	$83.24	(0.86)	(0.80)	1.83	0.97	—	—	—	—	$84.21	1.17%	$235,801	1.02%	1.04%	(0.90)%	0.95%	0.97%	(0.83)%	0%
Direxion Daily Energy Bear 3X Shares[12]
For the Year Ended October 31, 2018	$55.85	0.26	0.28	(11.08)	(10.82)	(0.16)	—	—	(0.16)	$44.87	(19.34)%	$51,915	1.00%	1.04%	0.65%	0.95%	0.99%	0.70%	0%
For the Year Ended October 31, 2017	$67.00	(0.20)	(0.15)	(10.95)	(11.15)	—	—	—	—	$55.85	(16.64)%	$53,454	0.96%	1.04%	(0.31)%	0.95%	1.03%	(0.30)%	0%
For the Year Ended October 31, 2016	$114.50	(0.80)	(0.70)	(46.70)	(47.50)	—	—	—	—	$67.00	(41.48)%	$68,147	1.03%	1.09%	(0.86)%	0.95%	1.01%	(0.78)%	0%
For the Year Ended October 31, 2015	$86.65	(1.05)	(1.00)	28.90	27.85	—	—	—	—	$114.50	32.14%	$67,250	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$111.50	(0.85)	(0.85)	(24.00)	(24.85)	—	—	—	—	$86.65	(22.29)%	$48,315	0.95%	1.05%	(0.95)%	0.95%	1.05%	(0.95)%	0%
Direxion Daily Financial Bull 3X Shares
For the Year Ended October 31, 2018	$60.31	0.60	0.67	(1.70)	(1.10)	(0.56)	—	—	(0.56)	$58.65	(1.98)%	$1,627,513	1.04%	1.05%	0.89%	0.94%	0.95%	0.99%	73%
For the Year Ended October 31, 2017	$29.34	0.11	0.15	30.86	30.97	—	—	—	—	$60.31	105.56%	$1,538,012	1.03%	1.02%	0.24%	0.95%	0.94%	0.32%	4%
For the Year Ended October 31, 2016	$30.21	(0.03)	(0.02)	(0.84)	(0.87)	—	—	—	—	$29.34	(2.88)%	$1,034,205	0.98%	0.99%	(0.12)%	0.95%	0.96%	(0.09)%	14%
For the Year Ended October 31, 2015	$28.51	(0.21)	(0.20)	1.91	1.70	—	—	—	—	$30.21	5.96%	$1,304,920	0.97%	0.96%	(0.67)%	0.95%	0.94%	(0.65)%	6%
For the Year Ended October 31, 2014	$18.96	(0.19)	(0.18)	9.74	9.55	—	—	—	—	$28.51	50.41%	$1,262,984	0.99%	1.00%	(0.80)%	0.95%	0.96%	(0.76)%	118%
Direxion Daily Financial Bear 3X Shares
For the Year Ended October 31, 2018	$13.46	0.07	0.07	(2.26)	(2.19)	(0.04)	—	—	(0.04)	$11.23	(16.26)%	$141,799	0.95%	0.96%	0.69%	0.95%	0.96%	0.69%	0%
For the Year Ended October 31, 2017	$31.39	(0.05)	(0.05)	(17.88)	(17.93)	—	—	—	—	$13.46	(57.12)%	$178,750	0.95%	1.00%	(0.26)%	0.95%	1.00%	(0.26)%	0%
For the Year Ended October 31, 2016	$41.86	(0.30)	(0.30)	(10.17)	(10.47)	—	—	—	—	$31.39	(25.01)%	$313,292	0.96%	0.99%	(0.77)%	0.95%	0.98%	(0.76)%	0%
For the Year Ended October 31, 2015	$58.32	(0.45)	(0.45)	(16.01)	(16.46)	—	—	—	—	$41.86	(28.22)%	$311,119	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$105.40	(0.76)	(0.76)	(46.32)	(47.08)	—	—	—	—	$58.32	(44.67)%	$283,539	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
Direxion Daily Gold Miners Index Bull 3X Shares
For the Year Ended October 31, 2018	$29.03	0.11	0.12	(15.80)	(15.69)	(0.02)	—	(0.04)	(0.06)	$13.28	(54.12)%	$1,131,021	0.94%	0.94%	0.50%	0.91%	0.91%	0.53%	96%
For the Year Ended October 31, 2017	$56.28	(0.14)	(0.13)	(27.11)	(27.25)	—	—	—	—	$29.03	(48.42)%	$1,337,695	0.93%	0.93%	(0.39)%	0.90%	0.90%	(0.36)%	234%
For the Year Ended October 31, 2016	$27.60	(0.44)	(0.40)	29.12	28.68	—	—	—	—	$56.28	103.91%	$1,582,218	0.99%	0.99%	(0.84)%	0.90%	0.90%	(0.75)%	258%
For the Year Ended October 31, 2015	$88.24	(0.56)	(0.56)	(60.08)	(60.64)	—	—	—	—	$27.60	(68.72)%	$610,269	0.95%	0.95%	(0.94)%	0.94%	0.94%	(0.93)%	633%
For the Year Ended October 31, 2014	$385.92	(2.24)	(2.24)	(295.44)	(297.68)	—	—	—	—	$88.24	(77.14)%	$552,267	0.96%	0.95%	(0.81)%	0.95%	0.94%	(0.80)%	435%
Direxion Daily Gold Miners Index Bear 3X Shares
For the Year Ended October 31, 2018	$27.34	0.11	0.15	7.63	7.74	(0.06)	—	—	(0.06)	$35.02	28.33%	$154,753	1.04%	1.04%	0.43%	0.91%	0.91%	0.56%	0%
For the Year Ended October 31, 2017	$38.22	(0.09)	(0.07)	(10.79)	(10.88)	—	—	—	—	$27.34	(28.47)%	$383,331	1.01%	0.99%	(0.31)%	0.94%	0.92%	(0.24)%	0%
For the Year Ended October 31, 2016	$799.00	(0.46)	(0.45)	(760.32)	(760.78)	—	—	—	—	$38.22	(95.22)%	$258,711	0.97%	0.97%	(0.76)%	0.95%	0.95%	(0.74)%	0%
For the Year Ended October 31, 2015	$2,326.00	(8.50)	(8.50)	(1,518.50)	(1,527.00)	—	—	—	—	$799.00	(65.65)%	$287,615	0.98%	0.98%	(0.97)%	0.95%	0.95%	(0.94)%	0%
For the Year Ended October 31, 2014	$1,537.50	(11.00)	(10.50)	799.50	788.50	—	—	—	—	$2,326.00	51.28%	$193,040	0.97%	0.97%	(0.96)%	0.95%	0.95%	(0.94)%	0%
Direxion Daily Healthcare Bull 3X Shares
For the Year Ended October 31, 2018	$44.17	0.20	0.25	8.94	9.14	(0.27)	(0.02)	—	(0.29)	$53.02	20.69%	$151,104	1.06%	1.07%	0.40%	0.95%	0.96%	0.51%	43%
For the Year Ended October 31, 2017	$25.86	(0.01)	0.01	18.32	18.31	—	—	—	—	$44.17	70.80%	$143,567	1.00%	1.02%	(0.02)%	0.95%	0.97%	0.03%	23%
For the Year Ended October 31, 2016	$32.66	(0.22)	(0.21)	(6.58)	(6.80)	—	—	—	—	$25.86	(20.82)%	$164,186	0.99%	1.01%	(0.73)%	0.95%	0.97%	(0.69)%	0%
For the Year Ended October 31, 2015	$29.66	(0.26)	(0.25)	3.26	3.00	—	—	—	—	$32.66	10.11%	$342,892	0.97%	0.97%	(0.73)%	0.95%	0.95%	(0.71)%	32%
For the Year Ended October 31, 2014	$15.02	(0.12)	(0.12)	14.98	14.86	—	(0.22)	—	(0.22)	$29.66	100.25%	$189,820	0.97%	1.01%	(0.57)%	0.95%	0.99%	(0.55)%	46%
Direxion Daily Homebuilders & Supplies Bull 3X Shares
For the Year Ended October 31, 2018	$71.69	0.05	0.08	(42.24)	(42.19)	(0.02)	(1.15)	—	(1.17)	$28.33	(59.92)%	$39,667	0.99%	1.03%	0.09%	0.95%	0.99%	0.13%	38%
For the Year Ended October 31, 2017	$21.24	(0.17)	(0.14)	50.62	50.45	—	—	—	—	$71.69	237.52%	$39,428	1.02%	1.45%	(0.39)%	0.95%	1.38%	(0.32)%	164%
For the Year Ended October 31, 2016	$29.03	(0.18)	(0.18)	(7.61)	(7.79)	—	—	—	—	$21.24	(26.83)%	$2,124	0.97%	2.28%	(0.70)%	0.95%	2.26%	(0.68)%	41%
For the Period August 19, 2015[9] through October 31, 2015	$40.00	(0.05)	(0.05)	(10.92)	(10.97)	—	—	—	—	$29.03	(27.43)%	$2,903	0.95%	5.31%	(0.84)%	0.95%	5.31%	(0.84)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Industrials Bull 3X Shares
For the Year Ended October 31, 2018	$30.93	$0.22	$0.25	$(4.54)	$(4.32)	$(0.27)	$(0.09)	$—	$(0.36)	$26.25	(14.26)%	$3,937	1.05%	1.58%	0.62%	0.95%	1.48%	0.72%	26%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.05	0.05	5.88	5.93	—	—	—	—	$30.93	23.72%	$3,093	0.95%	3.54%	0.34%	0.95%	3.54%	0.34%	111%
Direxion Daily Junior Gold Miners Index Bull 3X Shares
For the Year Ended October 31, 2018	$15.13	0.04	0.05	(8.02)	(7.98)	—	—	—	—	$7.15	(52.74)%	$635,801	0.93%	0.93%	0.35%	0.89%	0.89%	0.39%	116%
For the Year Ended October 31, 2017	$48.96	0.08	0.08	(33.82)	(33.74)	(0.09)	—	—	(0.09)	$15.13	(69.00)%	$751,846	0.94%	0.94%	0.33%	0.90%	0.90%	0.37%	245%
For the Year Ended October 31, 2016	$15.96	(0.44)	(0.36)	33.44	33.00	—	—	—	—	$48.96	207.07%	$712,681	1.05%	1.03%	(0.92)%	0.94%	0.92%	(0.81)%	289%
For the Year Ended October 31, 2015	$78.12	(0.36)	(0.36)	(59.56)	(59.92)	—	(2.24)	—	(2.24)	$15.96	(78.75)%	$106,686	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	589%
For the Year Ended October 31, 2014	$612.00	(3.36)	(3.36)	(530.52)	(533.88)	—	—	—	—	$78.12	(87.25)%	$168,091	0.96%	0.95%	(0.96)%	0.95%	0.94%	(0.95)%	168%
Direxion Daily Junior Gold Miners Index Bear 3X Shares
For the Year Ended October 31, 2018	$64.48	0.28	0.33	11.12	11.40	(0.19)	—	—	(0.19)	$75.69	17.70%	$59,624	1.03%	0.99%	0.51%	0.95%	0.91%	0.59%	0%
For the Year Ended October 31, 2017	$107.44	(0.20)	(0.14)	(42.76)	(42.96)	—	—	—	—	$64.48	(39.99)%	$115,274	1.03%	1.00%	(0.29)%	0.95%	0.92%	(0.21)%	0%
For the Year Ended October 31, 2016	$5,816.00	(1.48)	(1.48)	(5,707.08)	(5,708.56)	—	—	—	—	$107.44	(98.15)%	$82,096	0.97%	1.04%	(0.74)%	0.95%	1.02%	(0.72)%	0%
For the Year Ended October 31, 2015	$27,680.00	(76.00)	(74.00)	(21,028.00)	(21,104.00)	—	(760.00)	—	(760.00)	$5,816.00	(77.88)%	$68,335	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$34,152.00	(112.00)	(112.00)	(6,359.00)	(6,471.00)	(1.00)	—	—	(1.00)	$27,680.00	(18.94)%	$51,893	0.96%	1.05%	(0.95)%	0.95%	1.04%	(0.95)%	0%
Direxion Daily MSCI Real Estate Bull 3X Shares
For the Year Ended October 31, 2018	$21.70	0.50	0.53	(2.01)	(1.51)	(0.48)	—	(0.12)	(0.60)	$19.59	(7.13)%	$40,163	1.09%	1.12%	2.55%	0.95%	0.98%	2.69%	149%
For the Year Ended October 31, 2017	$20.09	0.05	0.06	1.56	1.61	—	—	—	—	$21.70	8.01%	$69,453	1.00%	1.05%	0.20%	0.95%	1.00%	0.25%	113%
For the Year Ended October 31, 2016	$18.61	(0.13)	(0.12)	1.61	1.48	—	—	—	—	$20.09	7.98%	$74,331	1.00%	1.04%	(0.62)%	0.95%	0.99%	(0.57)%	199%
For the Year Ended October 31, 2015	$17.76	(0.06)	(0.06)	0.91	0.85	—	—	—	—	$18.61	4.79%	$104,193	0.96%	0.95%	(0.29)%	0.95%	0.94%	(0.28)%	29%
For the Year Ended October 31, 2014	$11.17	(0.10)	(0.10)	6.69	6.59	—	—	—	—	$17.76	58.92%	$99,426	1.00%	1.06%	(0.83)%	0.95%	1.01%	(0.78)%	167%
Direxion Daily MSCI Real Estate Bear 3X Shares
For the Year Ended October 31, 2018	$11.28	0.08	0.08	(1.29)	(1.21)	(0.03)	—	—	(0.03)	$10.04	(10.68)%	$19,156	0.99%	1.36%	0.71%	0.95%	1.32%	0.75%	0%
For the Year Ended October 31, 2017	$14.28	(0.04)	(0.04)	(2.96)	(3.00)	—	—	—	—	$11.28	(21.01)%	$15,882	0.97%	1.36%	(0.33)%	0.95%	1.34%	(0.31)%	0%
For the Year Ended October 31, 2016	$21.04	(0.11)	(0.11)	(6.65)	(6.76)	—	—	—	—	$14.28	(32.13)%	$22,967	0.95%	1.39%	(0.77)%	0.95%	1.39%	(0.77)%	0%
For the Year Ended October 31, 2015	$29.83	(0.23)	(0.23)	(8.56)	(8.79)	—	—	—	—	$21.04	(29.47)%	$11,745	0.96%	1.51%	(0.94)%	0.95%	1.50%	(0.93)%	0%
For the Year Ended October 31, 2014	$56.50	(0.42)	(0.42)	(26.25)	(26.67)	—	—	—	—	$29.83	(47.20)%	$9,197	0.95%	1.54%	(0.94)%	0.95%	1.54%	(0.94)%	0%
Direxion Daily Natural Gas Related Bull 3X Shares
For the Year Ended October 31, 2018	$22.63	0.02	0.07	(9.50)	(9.48)	—	—	—	—	$13.15	(41.89)%	$32,319	1.19%	1.24%	0.08%	0.95%	1.00%	0.32%	44%
For the Year Ended October 31, 2017	$35.64	(0.10)	(0.09)	(12.91)	(13.01)	—	—	—	—	$22.63	(36.50)%	$53,343	0.99%	1.07%	(0.35)%	0.95%	1.03%	(0.31)%	48%
For the Year Ended October 31, 2016	$194.40	(0.30)	(0.27)	(158.46)	(158.76)	—	—	—	—	$35.64	(81.67)%	$57,293	1.00%	1.13%	(0.74)%	0.95%	1.08%	(0.69)%	839%
For the Year Ended October 31, 2015	$6,425.00	(5.00)	(5.00)	(6,225.60)	(6,230.60)	—	—	—	—	$194.40	(96.97)%	$39,588	0.96%	1.03%	(0.55)%	0.95%	1.02%	(0.54)%	137%
For the Year Ended October 31, 2014	$17,400.00	(125.00)	(115.00)	(10,850.00)	(10,975.00)	—	—	—	—	$6,425.00	(63.07)%	$42,412	0.99%	1.19%	(0.79)%	0.95%	1.15%	(0.75)%	133%
Direxion Daily Natural Gas Related Bear 3X Shares
For the Year Ended October 31, 2018	$29.09	0.13	0.14	(2.36)	(2.23)	(0.09)	—	—	(0.09)	$26.77	(7.53)%	$3,342	1.01%	1.37%	0.61%	0.95%	1.31%	0.67%	0%
For the Year Ended October 31, 2017	$33.81	(0.10)	(0.09)	(4.62)	(4.72)	—	—	—	—	$29.09	(13.96)%	$5,087	0.99%	1.74%	(0.34)%	0.95%	1.70%	(0.30)%	0%
For the Period December 3, 2015[9] through October 31, 2016	$160.00	(0.37)	(0.34)	(125.82)	(126.19)	—	—	—	—	$33.81	(78.87)%	$7,602	1.01%	1.70%	(0.82)%	0.95%	1.64%	(0.76)%	0%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
For the Period November 15, 2017[9] through October 31, 2018	$25.00	0.08	0.09	1.56	1.64	(0.10)	—	(0.01)	(0.11)	$26.53	6.49%	$3,979	0.98%	2.01%	0.30%	0.95%	1.98%	0.33%	152%
Direxion Daily Regional Banks Bull 3X Shares
For the Year Ended October 31, 2018	$66.98	0.62	0.67	(17.27)	(16.65)	(0.61)	—	—	(0.61)	$49.72	(25.20)%	$29,835	1.02%	1.04%	0.79%	0.95%	0.97%	0.86%	76%
For the Year Ended October 31, 2017	$34.70	0.15	0.16	32.23	32.38	(0.10)	—	—	(0.10)	$66.98	93.38%	$26,794	0.96%	1.07%	0.25%	0.95%	1.06%	0.26%	184%
For the Year Ended October 31, 2016	$35.29	(0.01)	(0.01)	(0.58)	(0.59)	—	—	—	—	$34.70	(1.67)%	$1,735	0.96%	2.67%	(0.05)%	0.95%	2.66%	(0.04)%	24%
For the Period August 19, 2015[9] through October 31, 2015	$40.00	(0.02)	(0.02)	(4.69)	(4.71)	—	—	—	—	$35.29	(11.78)%	$3,529	0.95%	3.78%	(0.35)%	0.95%	3.78%	(0.35)%	15%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Regional Banks Bear 3X Shares
For the Year Ended October 31, 2018	$35.39	$0.15	$0.16	$(2.23)	$(2.08)	$(0.11)	$—	$—	$(0.11)	$33.20	(5.76)%	$3,319	0.99%	1.81%	0.56%	0.95%	1.77%	0.60%	0%
For the Year Ended October 31, 2017	$104.40	(0.05)	(0.05)	(68.96)	(69.01)	—	—	—	—	$35.39	(66.10)%	$3,538	0.95%	2.15%	(0.11)%	0.95%	2.15%	(0.11)%	0%
For the Year Ended October 31, 2016	$193.20	(1.45)	(1.40)	(78.05)	(79.50)	—	(9.30)	—	(9.30)	$104.40	(43.20)%	$1,044	0.98%	3.27%	(0.84)%	0.95%	3.24%	(0.81)%	0%
For the Period August 19, 2015[9] through October 31, 2015	$200.00	(0.45)	(0.45)	(6.35)	(6.80)	—	—	—	—	$193.20	(3.40)%	$3,864	0.96%	2.99%	(0.95)%	0.95%	2.98%	(0.94)%	0%
Direxion Daily Retail Bull 3X Shares
For the Year Ended October 31, 2018	$24.49	0.22	0.28	12.44	12.66	(0.25)	—	—	(0.25)	$36.90	51.66%	$31,367	1.09%	1.15%	0.59%	0.95%	1.01%	0.73%	81%
For the Year Ended October 31, 2017	$38.62	(0.03)	(0.02)	(13.15)	(13.18)	—	(0.95)	—	(0.95)	$24.49	(35.22)%	$36,728	0.99%	1.09%	(0.10)%	0.95%	1.05%	(0.06)%	659%
For the Year Ended October 31, 2016	$36.58	(0.26)	(0.24)	2.30	2.04	—	—	—	—	$38.62	5.58%	$36,689	0.99%	1.08%	(0.69)%	0.95%	1.04%	(0.65)%	59%
For the Year Ended October 31, 2015	$19.68	(0.04)	(0.04)	16.94	16.90	—	—	—	—	$36.58	85.90%	$58,530	0.98%	1.04%	(0.14)%	0.95%	1.01%	(0.11)%	24%
For the Year Ended October 31, 2014	$17.76	(0.10)	(0.10)	2.02	1.92	—	—	—	—	$19.68	10.80%	$15,741	0.99%	1.27%	(0.54)%	0.95%	1.23%	(0.50)%	2%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares
For the Period April 19, 2018[9] through October 31, 2018	$25.00	(0.03)	(0.03)	(13.19)	(13.22)	—	—	(0.00)[10]	(0.00)[10]	$11.78	(52.88)%	$4,123	0.95%	2.34%	(0.27)%	0.95%	2.34%	(0.27)%	75%
Direxion Daily S&P Biotech Bull 3X Shares
For the Year Ended October 31, 2018	$76.45	0.15	0.31	(27.03)	(26.88)	(0.11)	(0.13)	—	(0.24)	$49.33	(35.28)%	$592,472	1.14%	1.15%	0.18%	0.95%	0.96%	0.37%	510%
For the Year Ended October 31, 2017	$28.82	(0.22)	(0.18)	47.85	47.63	—	—	—	—	$76.45	165.27%	$379,297	1.04%	1.04%	(0.45)%	0.95%	0.95%	(0.36)%	642%
For the Year Ended October 31, 2016	$76.92	(0.29)	(0.28)	(47.81)	(48.10)	—	—	—	—	$28.82	(62.53)%	$279,883	0.98%	1.00%	(0.79)%	0.95%	0.97%	(0.76)%	1,619%
For the Period May 28, 2015[9] through October 31, 2015	$160.00	(0.44)	(0.44)	(82.64)	(83.08)	—	—	—	—	$76.92	(51.93)%	$123,058	0.95%	1.05%	(0.93)%	0.95%	1.05%	(0.93)%	0%
Direxion Daily S&P Biotech Bear 3X Shares[11]
For the Year Ended October 31, 2018	$50.40	0.23	0.25	(11.31)	(11.08)	(0.15)	—	—	(0.15)	$39.17	(21.81)%	$56,196	1.00%	1.02%	0.74%	0.95%	0.97%	0.79%	0%
For the Year Ended October 31, 2017	$275.00	(0.10)	(0.10)	(224.50)	(224.60)	—	—	—	—	$50.40	(81.67)%	$98,361	0.96%	0.99%	(0.17)%	0.95%	0.98%	(0.16)%	0%
For the Year Ended October 31, 2016	$410.80	(2.40)	(2.20)	(133.40)	(135.80)	—	—	—	—	$275.00	(33.06)%	$82,490	1.01%	1.08%	(0.82)%	0.95%	1.02%	(0.76)%	0%
For the Period May 28, 2015[9] through October 31, 2015	$400.00	(1.60)	(1.60)	12.40	10.80	—	—	—	—	$410.80	2.70%	$28,753	0.96%	1.55%	(0.95)%	0.95%	1.54%	(0.94)%	0%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
For the Year Ended October 31, 2018	$24.43	0.06	0.09	(2.60)	(2.54)	(0.01)	—	—	(0.01)	$21.88	(10.42)%	$156,655	1.04%	1.05%	0.21%	0.95%	0.96%	0.30%	119%
For the Year Ended October 31, 2017	$34.53	(0.06)	(0.04)	(8.38)	(8.44)	—	(1.66)	—	(1.66)	$24.43	(27.03)%	$129,723	1.02%	1.04%	(0.24)%	0.95%	0.97%	(0.17)%	350%
For the Year Ended October 31, 2016	$67.45	(0.26)	(0.25)	(32.66)	(32.92)	—	—	—	—	$34.53	(48.81)%	$59,024	0.98%	1.06%	(0.77)%	0.95%	1.03%	(0.74)%	76%
For the Period May 28, 2015[9] through October 31, 2015	$200.00	(0.25)	(0.25)	(132.30)	(132.55)	—	—	—	—	$67.45	(66.28)%	$8,770	0.95%	2.44%	(0.76)%	0.95%	2.44%	(0.76)%	0%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
For the Year Ended October 31, 2018	$16.46	0.06	0.06	(7.78)	(7.72)	(0.04)	—	—	(0.04)	$8.70	(46.86)%	$42,465	0.99%	1.02%	0.77%	0.95%	0.98%	0.81%	0%
For the Year Ended October 31, 2017	$24.96	(0.07)	(0.05)	(8.43)	(8.50)	—	—	—	—	$16.46	(34.05)%	$30,119	1.05%	1.18%	(0.38)%	0.95%	1.08%	(0.28)%	0%
For the Year Ended October 31, 2016	$70.96	(0.26)	(0.26)	(45.74)	(46.00)	—	—	—	—	$24.96	(64.83)%	$26,950	0.96%	1.12%	(0.75)%	0.95%	1.11%	(0.74)%	0%
For the Period May 28, 2015[9] through October 31, 2015	$50.00	(0.34)	(0.33)	21.30	20.96	—	—	—	—	$70.96	41.93%	$5,677	0.98%	2.13%	(0.97)%	0.95%	2.10%	(0.94)%	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Year Ended October 31, 2018	$148.00	0.85	1.08	(47.41)	(46.56)	(0.92)	—	—	(0.92)	$100.52	(31.68)%	$582,998	1.10%	1.09%	0.56%	0.94%	0.93%	0.72%	101%
For the Year Ended October 31, 2017	$45.78	(0.02)	0.08	105.00	104.98	—	(2.76)	—	(2.76)	$148.00	238.31%	$525,405	1.06%	1.04%	(0.02)%	0.95%	0.93%	0.09%	17%
For the Year Ended October 31, 2016	$26.92	(0.13)	(0.12)	18.99	18.86	—	—	—	—	$45.78	70.06%	$112,149	0.97%	1.01%	(0.44)%	0.95%	0.99%	(0.42)%	29%
For the Year Ended October 31, 2015	$27.61	(0.18)	(0.17)	(0.51)	(0.69)	(0.00)[10]	—	—	(0.00)	$26.92	(2.49)%	$131,929	0.97%	1.00%	(0.57)%	0.95%	0.98%	(0.55)%	26%
For the Year Ended October 31, 2014	$14.63	(0.10)	(0.09)	13.08	12.98	—	—	—	—	$27.61	88.74%	$165,650	1.01%	1.08%	(0.45)%	0.95%	1.02%	(0.40)%	8%
The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Semiconductor Bear 3X Shares
For the Year Ended October 31, 2018	$16.25	$0.08	$0.09	$(2.96)	$(2.88)	$(0.04)	$—	$—	$(0.04)	$13.33	(17.63)%	$65,459	0.97%	0.98%	0.73%	0.95%	0.96%	0.75%	0%
For the Year Ended October 31, 2017	$76.80	(0.06)	(0.06)	(60.49)	(60.55)	—	—	—	—	$16.25	(78.84)%	$48,915	0.96%	1.03%	(0.18)%	0.95%	1.02%	(0.17)%	0%
For the Year Ended October 31, 2016	$212.15	(1.05)	(1.00)	(134.30)	(135.35)	—	—	—	—	$76.80	(63.80)%	$51,460	0.96%	1.02%	(0.77)%	0.95%	1.01%	(0.76)%	0%
For the Year Ended October 31, 2015	$344.20	(2.45)	(2.40)	(129.60)	(132.05)	—	—	—	—	$212.15	(38.36)%	$38,178	0.96%	1.08%	(0.95)%	0.95%	1.07%	(0.94)%	0%
For the Year Ended October 31, 2014	$909.60	(5.20)	(5.20)	(560.20)	(565.40)	—	—	—	—	$344.20	(62.16)%	$22,365	0.95%	1.13%	(0.94)%	0.95%	1.13%	(0.94)%	0%
Direxion Daily Technology Bull 3X Shares
For the Year Ended October 31, 2018	$107.62	0.39	0.68	17.95	18.34	(0.51)	—	—	(0.51)	$125.45	16.99%	$671,151	1.17%	1.17%	0.29%	0.95%	0.95%	0.51%	41%
For the Year Ended October 31, 2017	$47.32	0.01	0.06	60.29	60.30	—	—	—	—	$107.62	127.43%	$452,001	1.03%	1.03%	0.01%	0.95%	0.95%	0.09%	0%
For the Year Ended October 31, 2016	$38.56	(0.22)	(0.22)	8.98	8.76	—	—	—	—	$47.32	22.72%	$172,728	0.97%	0.99%	(0.58)%	0.95%	0.97%	(0.56)%	153%
For the Year Ended October 31, 2015	$32.73	(0.31)	(0.31)	6.14	5.83	—	—	—	—	$38.56	17.83%	$194,728	0.97%	0.97%	(0.89)%	0.95%	0.95%	(0.87)%	418%
For the Year Ended October 31, 2014	$18.88	(0.21)	(0.20)	14.06	13.85	—	—	—	—	$32.73	73.38%	$189,804	0.98%	1.01%	(0.83)%	0.95%	0.98%	(0.81)%	21%
Direxion Daily Technology Bear 3X Shares[12]
For the Year Ended October 31, 2018	$36.80	0.20	0.21	(14.70)	(14.50)	(0.12)	—	—	(0.12)	$22.18	(39.38)%	$33,349	0.96%	1.05%	0.85%	0.95%	1.04%	0.86%	0%
For the Year Ended October 31, 2017	$96.30	(0.10)	(0.10)	(59.40)	(59.50)	—	—	—	—	$36.80	(61.79)%	$17,419	0.96%	1.15%	(0.20)%	0.95%	1.14%	(0.19)%	0%
For the Year Ended October 31, 2016	$154.05	(1.00)	(1.00)	(56.75)	(57.75)	—	—	—	—	$96.30	(37.49)%	$19,598	0.96%	1.15%	(0.77)%	0.95%	1.14%	(0.76)%	0%
For the Year Ended October 31, 2015	$249.00	(1.85)	(1.85)	(93.10)	(94.95)	—	—	—	—	$154.05	(38.13)%	$19,030	0.95%	1.07%	(0.94)%	0.95%	1.07%	(0.94)%	0%
For the Year Ended October 31, 2014	$517.60	(3.40)	(3.40)	(265.20)	(268.60)	—	—	—	—	$249.00	(51.89)%	$13,967	0.95%	1.14%	(0.95)%	0.95%	1.14%	(0.95)%	0%
Direxion Daily Transportation Bull 3X Shares
For the Year Ended October 31, 2018	$29.44	0.19	0.19	0.66	0.85	(0.24)	(2.93)	—	(3.17)	$27.12	1.13%	$10,849	0.95%	1.37%	0.57%	0.95%	1.37%	0.57%	0%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.02	0.02	4.42	4.44	—	—	—	—	$29.44	17.76%	$2,945	0.95%	3.62%	0.13%	0.95%	3.62%	0.13%	0%
Direxion Daily Utilities Bull 3X Shares
For the Year Ended October 31, 2018	$31.13	0.53	0.54	(3.31)	(2.78)	(0.54)	—	—	(0.54)	$27.81	(8.72)%	$4,172	0.96%	1.45%	2.15%	0.95%	1.44%	2.16%	44%
For the Period May 3, 2017[9] through October 31, 2017	$25.00	0.15	0.15	5.98	6.13	—	—	—	—	$31.13	24.52%	$3,113	0.95%	3.46%	1.04%	0.95%	3.46%	1.04%	86%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Year Ended October 31, 2018	$44.25	0.31	0.34	(5.41)	(5.10)	(0.32)	—	—	(0.32)	$38.83	(11.54)%	$5,824	1.01%	1.57%	0.76%	0.95%	1.51%	0.82%	0%
For the Year Ended October 31, 2017	$51.25	(0.02)	(0.01)	(4.14)	(4.16)	—	(2.84)	—	(2.84)	$44.25	(7.60)%	$8,851	0.96%	1.70%	(0.04)%	0.95%	1.69%	(0.03)%	134%
For the Year Ended October 31, 2016	$46.74	(0.41)	(0.40)	5.65	5.24	—	(0.73)	—	(0.73)	$51.25	11.42%	$7,688	0.98%	1.59%	(0.81)%	0.95%	1.56%	(0.78)%	0%
For the Year Ended October 31, 2015	$42.70	(0.43)	(0.42)	4.47	4.04	—	—	—	—	$46.74	9.46%	$7,011	0.96%	1.48%	(0.94)%	0.95%	1.47%	(0.93)%	0%
For the Year Ended October 31, 2014	$38.51	(0.37)	(0.37)	4.56	4.19	—	—	—	—	$42.70	10.88%	$4,270	0.95%	2.23%	(0.95)%	0.95%	2.23%	(0.95)%	0%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Year Ended October 31, 2018	$14.01	0.07	0.08	1.47	1.54	(0.02)	—	—	(0.02)	$15.53	11.01%	$20,189	1.05%	1.15%	0.45%	0.95%	1.05%	0.55%	0%
For the Year Ended October 31, 2017	$13.65	(0.05)	(0.04)	0.41	0.36	—	—	—	—	$14.01	2.64%	$28,724	0.97%	1.07%	(0.33)%	0.95%	1.05%	(0.31)%	0%
For the Year Ended October 31, 2016	$16.51	(0.11)	(0.11)	(2.75)	(2.86)	—	—	—	—	$13.65	(17.32)%	$26,612	0.95%	1.08%	(0.78)%	0.95%	1.08%	(0.78)%	0%
For the Year Ended October 31, 2015	$19.88	(0.17)	(0.17)	(3.20)	(3.37)	—	—	—	—	$16.51	(16.95)%	$40,461	0.95%	0.94%	(0.93)%	0.95%	0.94%	(0.93)%	0%
For the Year Ended October 31, 2014	$23.93	(0.21)	(0.21)	(3.84)	(4.05)	—	—	—	—	$19.88	(16.92)%	$54,673	0.95%	0.97%	(0.95)%	0.95%	0.97%	(0.95)%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Year Ended October 31, 2018	$20.77	0.25	0.26	(5.00)	(4.75)	(0.26)	—	—	(0.26)	$15.76	(23.07)%	$100,873	0.97%	0.95%	1.31%	0.94%	0.92%	1.34%	0%
For the Year Ended October 31, 2017	$24.07	0.07	0.08	(3.35)	(3.28)	(0.02)	—	—	(0.02)	$20.77	(13.64)%	$90,347	0.98%	0.97%	0.36%	0.95%	0.94%	0.39%	66%
For the Year Ended October 31, 2016	$19.57	(0.10)	(0.09)	4.60	4.50	—	—	—	—	$24.07	23.01%	$67,396	0.97%	0.97%	(0.40)%	0.95%	0.95%	(0.38)%	206%
For the Year Ended October 31, 2015	$18.04	(0.07)	(0.07)	1.60	1.53	—	—	—	—	$19.57	8.47%	$62,614	0.96%	0.94%	(0.34)%	0.95%	0.93%	(0.33)%	56%
For the Year Ended October 31, 2014	$12.63	(0.09)	(0.09)	5.50	5.41	—	—	—	—	$18.04	42.81%	$57,729	0.96%	1.03%	(0.59)%	0.95%	1.03%	(0.58)%	741%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Financial Highlights

October 31, 2018

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Year Ended October 31, 2018	$19.14	$0.11	$0.12	$3.66	$3.77	$(0.06)	$—	$—	$(0.06)	$22.85	19.71%	$345,100	0.99%	0.99%	0.54%	0.90%	0.90%	0.63%	0%
For the Year Ended October 31, 2017	$18.81	(0.07)	(0.06)	0.40	0.33	—	—	—	—	$19.14	1.75%	$371,392	0.93%	0.93%	(0.31)%	0.90%	0.90%	(0.28)%	0%
For the Year Ended October 31, 2016	$27.61	(0.16)	(0.16)	(8.64)	(8.80)	—	—	—	—	$18.81	(31.87)%	$378,946	0.92%	0.92%	(0.77)%	0.92%	0.92%	(0.77)%	0%
For the Year Ended October 31, 2015	$38.96	(0.27)	(0.27)	(11.08)	(11.35)	—	—	—	—	$27.61	(29.13)%	$537,016	0.90%	0.90%	(0.88)%	0.89%	0.89%	(0.87)%	0%
For the Year Ended October 31, 2014	$64.67	(0.48)	(0.48)	(25.23)	(25.71)	—	—	—	—	$38.96	(39.76)%	$527,945	0.91%	0.91%	(0.90)%	0.90%	0.90%	(0.90)%	0%

1  Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Includes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

3  Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

4  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain(loss) per share is not in accordance with the Fund's changes in net realized and unrealized gain(loss) on investments, in-kind redemptions, futures, and swaps for the year/period.

5  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year/period, reinvestment of all dividends and distributions at net asset value during the year/period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the investment advisor.

6  Net expenses include effects of any reimbursement/waiver or recoupment.

7  For periods less than a year, these ratios are annualized.

8  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

9  Commencement of investment operations.

10  Between $(0.005) and $0.005.

11  Effective March 29, 2018, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

12  Effective March 29, 2018, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Notes to the Financial Statements

October 31, 2018

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 77 separate series (each, a "Fund" and together the "Funds"). 57 of these Funds are included in this report:

Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily EURO STOXX 50® Bull 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily MSCI Brazil Bull 3X Shares
Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI India Bull 3X Shares
Direxion Daily MSCI Japan Bull 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Robotics, Artificial Intelligence &
Automation Index Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codification ("ASC") 946, Financial Services – Investment Companies.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including

DIREXION ANNUAL REPORT

investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund's investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	S&P Mid Cap 400® Index	-300%
Direxion Daily S&P 500® Bull 3X Shares		300%
Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%
Direxion Daily EURO STOXX 50® Bull 3X Shares	EURO STOXX 50® Index	300%
Direxion Daily FTSE China Bull 3X Shares		300%
Direxion Daily FTSE China Bear 3X Shares	FTSE China 50 Index	-300%
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe All Cap Index	300%
Direxion Daily Latin America Bull 3X Shares	S&P Latin America 40 Index	300%
Direxion Daily MSCI Brazil Bull 3X Shares	MSCI Brazil 25/50 Index	300%
Direxion Daily MSCI Developed Markets Bull 3X Shares		300%
Direxion Daily MSCI Developed Markets Bear 3X Shares	MSCI EAFE® Index	-300%
Direxion Daily MSCI Emerging Markets Bull 3X Shares		300%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%
Direxion Daily MSCI India Bull 3X Shares	MSCI India Index	300%
Direxion Daily MSCI Japan Bull 3X Shares	MSCI Japan Index	300%
Direxion Daily MSCI Mexico Bull 3X Shares	MSCI Mexico IMI 25/50 Index	300%
Direxion Daily MSCI South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Russia Bull 3X Shares		300%
Direxion Daily Russia Bear 3X Shares	MVIS Russia Index	-300%
Direxion Daily Aerospace & Defense Bull 3X Shares	Dow Jones U.S. Select Aerospace & Defense Index	300%
Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Energy Select Sector Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	-300%
Direxion Daily Gold Miners Index Bull 3X Shares		300%
Direxion Daily Gold Miners Index Bear 3X Shares	NYSE Arca Gold Miners Index	-300%
Direxion Daily Healthcare Bull 3X Shares	Health Care Select Sector Index	300%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Dow Jones U.S. Select Home Construction Index	300%
Direxion Daily Industrials Bull 3X Shares	Industrial Select Sector Index	300%
Direxion Daily Junior Gold Miners Index Bull 3X Shares		300%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	MVIS Global Junior Gold Miners Index	-300%
Direxion Daily MSCI Real Estate Bull 3X Shares		300%
Direxion Daily MSCI Real Estate Bear 3X Shares	MSCI U.S. REIT IndexSM	-300%
Direxion Daily Natural Gas Related Bull 3X Shares		300%
Direxion Daily Natural Gas Related Bear 3X Shares	ISE-Revere Natural Gas IndexTM	-300%

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Funds	Index or Benchmark	Daily Target
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Dynamic Pharmaceutical Intellidex Index	300%
Direxion Daily Regional Banks Bull 3X Shares		300%
Direxion Daily Regional Banks Bear 3X Shares	S&P Regional Banks Select Industry Index	-300%
Direxion Daily Retail Bull 3X Shares	S&P Retail Select Industry® Index	300%
Direxion Daily Robotics, Artificial Intelligence &	Indxx Global Robotics and Artificial Intelligence
Automation Index Bull 3X Shares	Thematic Index	300%
Direxion Daily S&P Biotech Bull 3X Shares		300%
Direxion Daily S&P Biotech Bear 3X Shares	S&P Biotechnology Select Industry Index	-300%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	S&P Oil & Gas Exploration & Production Select	300%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Industry Index	-300%
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	-300%
Direxion Daily Transportation Bull 3X Shares	Dow Jones Transportation Average	300%
Direxion Daily Utilities Bull 3X Shares	Utilities Select Sector Index	300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	ICE U.S. Treasury 7-10 Year Bond Index	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	ICE U.S. Treasury 20+ Year Bond Index	-300%

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the Bank of New York Mellon Cash Reserve, a U.S. dollar-denominated deposit account offered through the Bank of New York Mellon, to be cash equivalents. The Funds are exposed to the credit risk of Bank of New York Mellon through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of October 31, 2018.

b) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily 20+ Year Treasury Bear 3X Shares (the "Fixed Income Funds") do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over the Counter ("OTC") securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price

DIREXION ANNUAL REPORT

prior to Valuation time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2013-01 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815 "Derivatives and Hedging", to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

DIREXION ANNUAL REPORT

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2018 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$1,183,407	$—	$1,183,407[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	907,088	—	—	907,088	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	2,908,437	—	2,908,437[1]	—
Direxion Daily Small Cap Bear 3X Shares	848,774	—	848,774[1]	—	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	—	—	—	—	178,751	—	178,751[1]	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	—	—	—	1,109,144	—	1,109,144[1]	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	189,931	—	189,931[1]	—

DIREXION ANNUAL REPORT

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Gold Miners Index Bull 3X Shares	$—	$—	$—	$—	$9,657,781	$—	$9,657,781[1]	$—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—	2,143,091	—	2,143,091[1]	—
Direxion Daily Healthcare Bull 3X Shares	312,834	—	290,000	22,834	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	11,070,876	—	11,070,876[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: BNP Paribas

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$383,662	$—	$383,662[1]	$—
Direxion Daily Mid Cap Bear 3X Shares	53,935	—	—	53,935	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	294,129	294,129	—	—	2,989,302	294,129	2,695,173[1]	—
Direxion Daily Small Cap Bear 3X Shares	2,151,550	—	2,151,550[1]	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	67,431	67,431	—	—	278,694	67,431	211,263[1]	—
Direxion Daily Latin America Bull 3X Shares	761,522	—	761,522[1]	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	91,652	91,652	—	—	443,539	91,652	351,887[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	12,460,025	—	12,460,025[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	43,183	—	43,183[1]	—	—	—	—	—

DIREXION ANNUAL REPORT

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI South Korea Bull 3X Shares	$30,749	$30,749	$—	$—	$1,363,032	$30,749	$1,332,283[1]	$—
Direxion Daily Russia Bull 3X Shares	695,278	695,278	—	—	1,950,525	695,278	1,255,247[1]	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	224,776	—	224,776[1]	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	8,167,473	—	8,167,473[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	5,218,520	5,218,520	—	—	47,043,536	5,218,520	41,825,016[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	10,975,490	567,011	9,718,322	690,157	567,011	567,011	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	49,166,413	—	49,166,413[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	3,416,212	—	2,997,787	418,425	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	251,645	—	—	251,645	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	1,728,470	—	1,728,470[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	317,028	—	317,028[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	767,325	—	720,428	46,897	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	3,968,414	—	3,968,414[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	19,797,775	—	18,852,892	944,883	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT

Description: Swap Contract

Counterparty: Citibank N.A.

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$2,922,596	$—	$2,922,596[1]	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	674,894	—	674,894[1]	—
Direxion Daily Small Cap Bull 3X Shares	3,344,258	—	1,740,000	1,604,258	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	1,577,877	—	—	1,577,877	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	234,449	—	234,449[1]	—
Direxion Daily MSCI Brazil Bull 3X Shares	52,153,498	—	52,153,498[1]	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	—	—	—	—	994,068	—	994,068[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	6,792,680	—	6,792,680[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	1,603,695	—	1,603,695[1]	—
Direxion Daily Russia Bull 3X Shares	5,392,131	—	3,000,000	2,392,131	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	862,188	—	862,188[1]	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—	—	118,033	—	118,033[1]	—
Direxion Daily Energy Bull 3X Shares	3,905,662	—	—	3,905,662	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	1,567,534	—	1,567,534[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	12,038,364	—	11,728,563	309,801	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	79,943,636	—	79,943,636[1]	—

DIREXION ANNUAL REPORT

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Junior Gold Miners Index Bear 3X Shares	$—	$—	$—	$—	$353,201	$—	$353,201[1]	$—
Direxion Daily MSCI Real Estate Bull 3X Shares	—	—	—	—	73,680	—	73,680[1]	—
Direxion Daily MSCI Real Estate Bear 3X Shares	202,744	—	10,000	192,744	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	1,542,591	—	1,542,591[1]	—
Direxion Daily Natural Gas Related Bear 3X Shares	719,843	—	719,843[1]	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	70,937	—	—	70,937	—	—	—	—
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	—	68,223	—	68,223[1]	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	—	—	—	—	3,814	—	3,814[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	40,794,631	—	40,794,631[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	13,103	—	6,157	6,946	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	14,713,998	—	6,340,000	8,373,998	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	9,239,756	—	9,239,756[1]	—
Direxion Daily Technology Bull 3X Shares	11,984,458	—	5,450,000	6,534,458	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	758,990	—	758,990[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	1,939,570	—	1,939,570[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	35,631,104	—	33,844,465	1,786,639	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT

Description: Swap Contract

Counterparty: Credit Suisse International

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$4,918,449	$—	$4,918,449[1]	$—
Direxion Daily Mid Cap Bear 3X Shares	757,219	—	757,219[1]	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	5,145,426	—	5,145,426[1]	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	845,796	—	845,796[1]	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	—	—	—	—	231,740	—	231,740[1]	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	22,444,498	—	22,444,498[1]	—
Direxion Daily FTSE China Bear 3X Shares	11,802,546	—	11,802,546[1]	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	1,195,484	—	440,000	755,484	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	615,525	—	615,525[1]	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	60,537,999	—	60,537,999[1]	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	—	—	—	—	2,138,178	—	2,138,178[1]	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	—	239,813	—	239,813[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	40,387	—	—	40,387	—	—	—	—

DIREXION ANNUAL REPORT

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Japan Bull 3X Shares	$88,897	$—	$—	$88,897	$—	$—	$—	$—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	2,415,891	—	2,415,891[1]	—
Direxion Daily Russia Bull 3X Shares	70,151	—	—	70,151	—	—	—	—
Direxion Daily Russia Bear 3X Shares	116,613	—	116,613[1]	—	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—	—	529,726	—	529,726[1]	—
Direxion Daily Energy Bull 3X Shares	231,327	—	—	231,327	—	—	—	—
Direxion Daily Energy Bear 3X Shares	13,980,561	—	13,980,561[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	100,983,859	—	100,983,859[1]	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	12,635,685	—	12,635,685[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	63,649,730	—	63,649,730[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	11,033,542	—	10,460,000	573,542	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	9,715,612	—	9,430,000	285,612	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	282,877	—	282,877[1]	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	244,849	—	180,167	64,682
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	59,388,361	—	59,388,361[1]	—

DIREXION ANNUAL REPORT

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Junior Gold Miners Index Bear 3X Shares	$3,983,926	$—	$3,600,000	$383,926	$—	$—	$—	$—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	1,435,018	—	1,435,018[1]	—
Direxion Daily Natural Gas Related Bear 3X Shares	566,151	—	566,151[1]	—	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	—	—	—	520,710	—	520,710[1]	—
Direxion Daily Regional Banks Bear 3X Shares	822,730	—	822,730[1]	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	1,322,303	—	1,322,303[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	—	128,952	—	128,952[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	4,208,847	—	4,208,847[1]	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	40,443,033	—	24,030,000	16,413,033	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	997,798	—	997,798[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	750,949	—	750,949[1]	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	3,154,040	—	3,154,040[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	10,695,723	—	8,640,000	2,055,723	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
DIREXION ANNUAL REPORT

Description: Swap Contract

Counterparty: Deutsche Bank AG London

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bear 3X Shares	$16,423	$—	$16,423[1]	$—	$—	$—	$—	$—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	11,922,254	—	11,922,254[1]	—
Direxion Daily Small Cap Bear 3X Shares	1,793,097	—	1,793,097[1]	—	—	—	—	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	—	—	—	—	246,142	—	246,142[1]	—
Direxion Daily MSCI Brazil Bull 3X Shares	55,409,677	—	55,409,677[1]	—	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	—	—	—	—	1,362,496	—	1,362,496[1]	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	—	—	—	968,586	—	968,586[1]	—
Direxion Daily Russia Bull 3X Shares	—	—	—	—	618,492	—	618,492[1]	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	160,630	—	160,630[1]	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	13,048,017	—	13,048,017[1]	—
Direxion Daily Energy Bear 3X Shares	1,835,182	—	1,835,182[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	8,645,810	—	—	8,645,810	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	17,513,298	—	17,513,298[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	4,219,099	—	2,187,534	2,031,565	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	238,870	—	238,870[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	15,888,491	—	15,888,491[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	4,574,786	—	1,720,007	2,854,779	—	—	—	—

DIREXION ANNUAL REPORT

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Real Estate Bull 3X Shares	$5,209,308	$—	$—	$5,209,308	$—	$—	$—	$—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	—	1,485,634	—	1,485,634[1]	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	702,158	—	702,158[1]	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	37,441	—	37,441[1]	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	—	—	—	4,844	—	4,844[1]	—
Direxion Daily Retail Bull 3X Shares	545,718	—	545,718[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	53,331,367	—	53,331,367[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	—	4,044,534	—	4,044,534[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	309,975	—	309,975[1]	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	4,170,709	—	4,170,709[1]	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	845,235	—	845,235[1]	—
Direxion Daily Utilities Bull 3X Shares	99,422	—	99,422[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	71,553	—	71,553[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	110,114	—	—	110,114	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	626,520	—	—	626,520	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION ANNUAL REPORT

Description: Swap Contract

Counterparty: UBS Securities LLC

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$1,801,597	$—	$—	$1,801,597	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	4,016,915	—	4,016,915[1]	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	12,409,097	—	12,409,097[1]	—
Direxion Daily Small Cap Bear 3X Shares	5,346,667	—	5,346,667[1]	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	13,116,444	—	13,116,444[1]	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	819,499	—	819,499[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	10,397,150	—	10,397,150[1]	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	537,839	—	537,839[1]	—	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	996,882	—	550,000	446,882	—	—	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	9,858,937	—	9,858,937[1]	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	425,909	—	425,909[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	71,243,988	—	71,243,988[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	6,774,909	—	5,860,000	914,909	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	4,027,572	—	4,027,572[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	9,674,818	—	9,674,818[1]	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	181,966	—	181,966[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	39,956,198	—	39,956,198[1]	—

DIREXION ANNUAL REPORT

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Junior Gold Miners Index Bear 3X Shares	$3,049,217	$—	$2,740,000	$309,217	$—	$—	$—	$—
Direxion Daily Regional Banks Bull 3X Shares	1,728,059	—	1,300,000	428,059	—	—	—	—
Direxion Daily Regional Banks Bear 3X Shares	197,175	—	197,175[1]	—	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	—	—	—	—	639,907	—	639,907[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	11,551,111	—	11,551,111[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	4,243,787	—	4,243,787[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	7,282,116	—	4,750,000	2,532,116	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	11,677,119	—	11,677,119[1]	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	86,212,201	—	86,212,201[1]	—
Direxion Daily Technology Bear 3X Shares	1,988,403	—	1,988,403[1]	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	359,315	—	359,315[1]	—
Direxion Daily Utilities Bull 3X Shares	—	—	—	—	6,206	—	6,206[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. Direxion Daily S&P 500® Bull 3X Shares was invested in futures contracts during the year ended October 31, 2018.

DIREXION ANNUAL REPORT

e) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended October 31, 2018.

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

g) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

h) Securities Lending – Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.

As of October 31, 2018, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as its held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.

As of October 31, 2018, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily FTSE China Bull 3X Shares	$—	$27	$—	$27
Direxion Daily FTSE Europe Bull 3X Shares	80,070	81,848	—	81,848
Direxion Daily MSCI Brazil Bull 3X Shares	68,482,214	69,940,400	—	69,940,400

DIREXION ANNUAL REPORT

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily MSCI Japan Bull 3X Shares	$1,870,002	$13	$1,908,277	$1,908,290
Direxion Daily MSCI Mexico Bull 3X Shares	208,508	—	212,775	212,775
Direxion Daily Aerospace & Defense Bull 3X Shares	415,795	424,297	—	424,297
Direxion Daily Financial Bull 3X Shares	176,561	171,842	9,731	181,573
Direxion Daily Healthcare Bull 3X Shares	—	3	—	3
Direxion Daily MSCI Real Estate Bull 3x Shares	38,874	34,685	5,087	39,772
Direxion Daily Natural Gas Related Bull 3X Shares	138,950	142,151	—	142,151
Direxion Daily Retail Bull 3X Shares	564,383	586,240	—	586,240
Direxion Daily S&P Biotech Bull 3X Shares	—	110	—	110
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	7,871,420	8,071,829	—	8,071,829
Direxion Daily Semiconductor Bull 3X Shares	766,462	776,848	6,165	783,013
Direxion Daily Technology Bull 3X Shares	—	11	—	11
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	1	—	1

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all U.S. Federal income and excise taxes. No provision for U.S. Federal income taxes has been made by the Funds. Certain Funds paid U.S. excise taxes during the year/period ended October 31, 2018.

j) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. Distributions received from investments in MLPs are generally comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. These estimates are assumptions based on the MLPs election to be taxed as partnership or as corporation. Distributions received from MLPs taxed as partnerships are assumed to be 100% return of capital while distributions received from MLPs taxed as corporations are assumed to be 100% income. These estimates may subsequently be revised based on information received from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The Funds estimate the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For the year/period ended October 31, 2018, the Direxion Daily Natural Gas Related Bull 3X Shares has estimated approximately 100% of the distributions from MLPs to be return of capital.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

k) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION ANNUAL REPORT

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended October 31, 2018 and October 31, 2017, were as follows:

	Year/Period Ended October 31, 2018			Year/Period Ended October 31, 2017
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Mid Cap Bull 3X Shares	$1,843,382	$—	$—	$1,133,280	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	5,189	—	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	32,208,266	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	972,234	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,284,400	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	1,604,319	—	—	—	—	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	386,117		2,613	—	—	—
Direxion Daily FTSE China Bull 3X Shares	4,514,464	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	204,922	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	1,028,064	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	129,439	—	3,377	—	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	3,402,340	—	162,556	—	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	563,639	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	16,103	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	2,126,107	—	62,073	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	275,222	—	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	227,798	—	71,809	—	—	—
Direxion Daily MSCI Japan Bull 3X Shares	41,313	—	636	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	155,659	—	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	630,975	—	—	—	—	—
Direxion Daily Russia Bull 3X Shares	2,304,147	—	784,069	—	—	—
Direxion Daily Russia Bear 3X Shares	74,885	—	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	969,892	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	7,502,193	—	140,348	1,644,557	—	—
Direxion Daily Energy Bear 3X Shares	126,039	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	14,975,518	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	507,442	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	1,134,609	—	2,575,171	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	387,306	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	822,897	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	910,260	147,909	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	52,680	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	2,249,510	—	1,582,047
Direxion Daily Junior Gold Miners Index Bear 3X Shares	172,110	—	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	1,172,396	—	285,570	—	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	60,011	—	—	—	—	—

DIREXION ANNUAL REPORT

	Year/Period Ended October 31, 2018			Year/Period Ended October 31, 2017
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Natural Gas Related Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily Natural Gas Related Bear 3X Shares	21,078	—	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares[1]	13,214	—	1,811	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	330,504	—	—	41,188	—	—
Direxion Daily Regional Banks Bear 3X Shares	10,651	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	172,548	—	—	951,341	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares[2]	—	—	356	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	1,346,096	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	402,269	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	33,032	—	—	2,333,092	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	311,454	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	4,050,292	—	—	6,634,619	—	—
Direxion Daily Semiconductor Bear 3X Shares	295,359	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	2,434,594	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	153,226	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	493,856	—	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	153,771	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	47,883	—	—	284,233	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	31,172	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	1,338,321	—	—	86,292	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	1,039,498	—	—	—	—	—

1  Commenced operations on November 15, 2017.

2  Commenced operations on April 19, 2018.

At October 31, 2018, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Mid Cap Bull 3X Shares	$(14,820,245)	$173,771	$—	$—	$(14,646,474)
Direxion Daily Mid Cap Bear 3X Shares	(729,007)	3,625	—	(67,307,470)	(68,032,852)
Direxion Daily S&P 500® Bull 3X Shares	(64,617,352)	2,522,322	—	(30,888)	(62,125,918)
Direxion Daily S&P 500® Bear 3X Shares	(17,835,375)	362,750	—	(1,189,648,416)	(1,207,121,041)

DIREXION ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Small Cap Bull 3X Shares	$(158,454,969)	$722,755	$—	$(9,444)	$(157,741,658)
Direxion Daily Small Cap Bear 3X Shares	(99,266,024)	393,526	—	(3,001,457,857)	(3,100,330,355)
Direxion Daily EURO STOXX 50® Bull 3X Shares	(806,193)	—	—	(596,269)	(1,402,462)
Direxion Daily FTSE China Bull 3X Shares	(184,065,131)	—	—	—	(184,065,131)
Direxion Daily FTSE China Bear 3X Shares	(1,718,666)	75,998	—	(50,619,233)	(52,261,901)
Direxion Daily FTSE Europe Bull 3X Shares	(19,040,875)	118,832	—	(6,390,944)	(25,312,987)
Direxion Daily Latin America Bull 3X Shares	(5,918,719)	—	—	(39,355,479)	(45,274,198)
Direxion Daily MSCI Brazil Bull 3X Shares	124,733,637	—	—	(3,790,652)	120,942,985
Direxion Daily MSCI Developed Markets Bull 3X Shares	(6,433,963)	—	—	—	(6,433,963)
Direxion Daily MSCI Developed Markets Bear 3X Shares	(648,234)	4,267	—	(38,704,851)	(39,348,818)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	(157,427,426)	—	—	(82,598,396)	(240,025,822)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	(18,202,648)	103,060	—	(330,730,084)	(348,829,672)
Direxion Daily MSCI India Bull 3X Shares	(28,327,899)	—	—	(8,234,205)	(36,562,104)
Direxion Daily MSCI Japan Bull 3X Shares	(5,112,734)	—	—	(1,087,155)	(6,199,889)
Direxion Daily MSCI Mexico Bull 3X Shares	(3,542,798)	1,847	—	(72,031)	(3,612,982)
Direxion Daily MSCI South Korea Bull 3X Shares	(13,896,237)	—	—	(335,316)	(14,231,553)
Direxion Daily Russia Bull 3X Shares	(15,949,748)	—	—	(79,117,318)	(95,067,066)
Direxion Daily Russia Bear 3X Shares	(11,785,857)	31,032	—	(134,550,645)	(146,305,470)
Direxion Daily Aerospace & Defense Bull 3X Shares	(5,948,549)	—	—	—	(5,948,549)
Direxion Daily Energy Bull 3X Shares	(115,936,195)	—	—	(64,303,028)	(180,239,223)
Direxion Daily Energy Bear 3X Shares	(2,121,541)	44,659	—	(178,224,276)	(180,301,158)
Direxion Daily Financial Bull 3X Shares	(282,587,111)	—	—	(12,959)	(282,600,070)
Direxion Daily Financial Bear 3X Shares	(14,940,217)	158,415	—	(3,176,136,127)	(3,190,917,929)
Direxion Daily Gold Miners Index Bull 3X Shares	(1,029,453,485)	—	—	(1,558,883,109)	(2,588,336,594)
Direxion Daily Gold Miners Index Bear 3X Shares	15,804,293	94,251	—	(336,212,868)	(320,314,324)
Direxion Daily Healthcare Bull 3X Shares	(4,711,383)	—	—	—	(4,711,383)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	(38,130,039)	30,629	—	(10,354,988)	(48,454,398)
Direxion Daily Industrials Bull 3X Shares	(609,314)	5,978	—	(67,627)	(670,963)

DIREXION ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	$(990,533,253)	$196,550	$—	$(595,064,992)	$(1,585,401,695)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	4,475,140	48,923	—	(78,229,788)	(73,705,725)
Direxion Daily MSCI Real Estate Bull 3X Shares	(7,368,845)	—	—	(1,839,599)	(9,208,444)
Direxion Daily MSCI Real Estate Bear 3X Shares	(4,010,476)	23,005	—	(137,045,544)	(141,033,015)
Direxion Daily Natural Gas Related Bull 3X Shares	(43,627,526)	—	—	(174,410,162)	(218,037,688)
Direxion Daily Natural Gas Related Bear 3X Shares	(92,506)	4,542	—	(8,410,481)	(8,498,445)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	(731,094)	—	—	(61,148)	(792,242)
Direxion Daily Regional Banks Bull 3X Shares	(12,964,828)	25,799	—	—	(12,939,029)
Direxion Daily Regional Banks Bear 3X Shares	755,940	1,831	—	(3,637,773)	(2,880,002)
Direxion Daily Retail Bull 3X Shares	(4,127,373)	—	—	—	(4,127,373)
Direxion Daily Robotic, Artificial Intelligence & Automation Index Bull 3X Shares	(1,795,275)	—	—	(827,317)	(2,622,592)
Direxion Daily S&P Biotech Bull 3X Shares	(219,067,526)	256,105	—	—	(218,811,421)
Direxion Daily S&P Biotech Bear 3X Shares	(6,059,085)	74,940	—	(118,838,735)	(124,822,880)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	(47,312,773)	26,941	—	—	(47,285,832)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	(248,612)	77,090	—	(32,650,299)	(32,821,821)
Direxion Daily Semiconductor Bull 3X Shares	(241,144,920)	—	—	—	(241,144,920)
Direxion Daily Semiconductor Bear 3X Shares	(11,850,161)	92,042	—	(159,957,126)	(171,715,245)
Direxion Daily Technology Bull 3X Shares	8,264,635	—	—	—	8,264,635
Direxion Daily Technology Bear 3X Shares	(11,589,581)	40,862	—	(129,350,614)	(140,899,333)
Direxion Daily Transportation Bull 3X Shares	(2,400,679)	—	—	—	(2,400,679)
Direxion Daily Utilities Bull 3X Shares	99,267	—	—	—	99,267
Direxion Daily 7-10 Year Treasury Bull 3X Shares	(1,007,997)	4,076	—	(615,020)	(1,618,941)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(370,958)	14,031	—	(57,650,357)	(58,007,284)
Direxion Daily 20+ Year Treasury Bull 3X Shares	(32,635,020)	160,369	—	(6,354,675)	(38,829,326)
Direxion Daily 20+ Year Treasury Bear 3X Shares	(6,282,335)	261,889	—	(901,038,371)	(907,058,817)

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.

DIREXION ANNUAL REPORT

At October 31, 2018, the aggregate gross unrealized appreciation and depreciation of investments for U.S Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Mid Cap Bull 3X Shares	$57,433,875	$—	$(14,820,245)	$(14,820,245)
Direxion Daily Mid Cap Bear 3X Shares	3,034,053	827,577	(1,556,584)	(729,007)
Direxion Daily S&P 500® Bull 3X Shares	988,093,446	9,331,133	(73,948,485)	(64,617,352)
Direxion Daily S&P 500® Bear 3X Shares	145,323,030	4,016,915	(21,852,290)	(17,835,375)
Direxion Daily Small Cap Bull 3X Shares	882,892,029	3,638,387	(162,093,356)	(158,454,969)
Direxion Daily Small Cap Bear 3X Shares	181,045,535	11,717,965	(110,983,989)	(99,266,024)
Direxion Daily EURO STOXX 50® Bull 3X Shares	2,632,968	—	(806,193)	(806,193)
Direxion Daily FTSE China Bull 3X Shares	331,382,169	—	(184,065,131)	(184,065,131)
Direxion Daily FTSE China Bear 3X Shares	46,686,944	11,802,546	(13,521,212)	(1,718,666)
Direxion Daily FTSE Europe Bull 3X Shares	41,936,774	1,262,915	(20,303,790)	(19,040,875)
Direxion Daily Latin America Bull 3X Shares	13,049,594	1,377,047	(7,295,766)	(5,918,719)
Direxion Daily MSCI Brazil Bull 3X Shares	417,495,545	185,497,085	(60,763,448)	124,733,637
Direxion Daily MSCI Developed Markets Bull 3X Shares	22,631,494	—	(6,433,963)	(6,433,963)
Direxion Daily MSCI Developed Markets Bear 3X Shares	2,459,823	—	(648,234)	(648,234)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	278,410,532	40,387	(157,467,813)	(157,427,426)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	54,990,000	581,023	(18,783,671)	(18,202,648)
Direxion Daily MSCI India Bull 3X Shares	100,577,411	996,883	(29,324,782)	(28,327,899)
Direxion Daily MSCI Japan Bull 3X Shares	13,881,608	88,897	(5,201,631)	(5,112,734)
Direxion Daily MSCI Mexico Bull 3X Shares	7,987,498	—	(3,542,798)	(3,542,798)
Direxion Daily MSCI South Korea Bull 3X Shares	28,084,150	30,750	(13,926,987)	(13,896,237)
Direxion Daily Russia Bull 3X Shares	136,799,266	6,157,560	(22,107,308)	(15,949,748)
Direxion Daily Russia Bear 3X Shares	19,473,506	116,613	(11,902,470)	(11,785,857)
Direxion Daily Aerospace & Defense Bull 3X Shares	57,281,740	1,432,162	(7,380,711)	(5,948,549)
Direxion Daily Energy Bull 3X Shares	354,741,835	4,136,989	(120,073,184)	(115,936,195)
Direxion Daily Energy Bear 3X Shares	34,282,616	15,815,743	(17,937,284)	(2,121,541)
Direxion Daily Financial Bull 3X Shares	1,727,022,518	45,918,086	(328,505,197)	(282,587,111)
Direxion Daily Financial Bear 3X Shares	93,484,174	—	(14,940,217)	(14,940,217)
Direxion Daily Gold Miners Index Bull 3X Shares	1,288,517,665	5,218,519	(1,034,672,004)	(1,029,453,485)
Direxion Daily Gold Miners Index Bear 3X Shares	101,689,151	45,041,403	(29,237,110)	15,804,293
Direxion Daily Healthcare Bull 3X Shares	133,680,303	12,532,178	(17,243,561)	(4,711,383)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	50,598,000	272,827	(38,402,866)	(38,130,039)
Direxion Daily Industrials Bull 3X Shares	3,604,465	—	(609,314)	(609,314)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	871,590,555	—	(990,533,253)	(990,533,253)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	38,060,157	15,024,141	(10,549,001)	4,475,140
Direxion Daily MSCI Real Estate Bull 3X Shares	36,500,405	7,015,688	(14,384,533)	(7,368,845)
Direxion Daily MSCI Real Estate Bear 3X Shares	13,211,522	202,744	(4,213,220)	(4,010,476)
Direxion Daily Natural Gas Related Bull 3X Shares	41,331,804	79,095	(43,706,621)	(43,627,526)
Direxion Daily Natural Gas Related Bear 3X Shares	2,331,088	1,285,993	(1,378,499)	(92,506)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	3,854,934	235,260	(966,354)	(731,094)
Direxion Daily Regional Banks Bull 3X Shares	31,191,496	1,926,437	(14,891,265)	(12,964,828)
Direxion Daily Regional Banks Bear 3X Shares	2,288,987	1,019,905	(263,965)	755,940
Direxion Daily Retail Bull 3X Shares	33,472,162	1,725,523	(5,852,896)	(4,127,373)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	4,706,850	—	(1,795,275)	(1,795,275)
Direxion Daily S&P Biotech Bull 3X Shares	496,976,587	—	(219,067,526)	(219,067,526)
Direxion Daily S&P Biotech Bear 3X Shares	32,259,698	—	(6,059,085)	(6,059,085)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	125,793,836	7,295,219	(54,607,992)	(47,312,773)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	25,838,636	16,195,941	(16,444,553)	(248,612)
Direxion Daily Semiconductor Bull 3X Shares	672,338,341	19,833,297	(260,978,217)	(241,144,920)
Direxion Daily Semiconductor Bear 3X Shares	49,690,567	—	(11,850,161)	(11,850,161)
Direxion Daily Technology Bull 3X Shares	535,238,312	89,796,551	(81,531,916)	8,264,635
Direxion Daily Technology Bear 3X Shares	20,273,479	1,988,403	(13,577,984)	(11,589,581)
Direxion Daily Transportation Bull 3X Shares	11,715,082	4,431	(2,405,110)	(2,400,679)
Direxion Daily Utilities Bull 3X Shares	4,311,437	134,685	(35,418)	99,267

DIREXION ANNUAL REPORT

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$6,364,504	$—	$(1,007,997)	$(1,007,997)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	11,346,721	1,628,388	(1,999,346)	(370,958)
Direxion Daily 20+ Year Treasury Bull 3X Shares	99,361,758	—	(32,635,020)	(32,635,020)
Direxion Daily 20+ Year Treasury Bear 3X Shares	193,333,681	66,751,122	(73,033,457)	(6,282,335)

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts ("REITs").

Net investment income/(loss) and realized gains and losses for U.S. Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses, distribution reclasses, sales of REITS, and utilization of earnings and profits distributed to shareholders on redemption of shares and expiration of unused capital loss carryovers.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income/(loss) and realized gains and losses under GAAP and tax reporting:

Funds	Total Distributable Earnings	Capital Stock
Direxion Daily Mid Cap Bull 3X Shares	$(20,764,750)	$20,764,750
Direxion Daily Mid Cap Bear 3X Shares	4,862,033	(4,862,033)
Direxion Daily S&P 500® Bull 3X Shares	(212,853,867)	212,853,867
Direxion Daily S&P 500® Bear 3X Shares	243,723,246	(243,723,246)
Direxion Daily Small Cap Bull 3X Shares	(260,809,942)	260,809,942
Direxion Daily Small Cap Bear 3X Shares	170,386,620	(170,386,620)
Direxion Daily EURO STOXX 50® Bull 3X Shares	—	—
Direxion Daily FTSE China Bull 3X Shares	(54,026,141)	54,026,141
Direxion Daily FTSE China Bear 3X Shares	—	—
Direxion Daily FTSE Europe Bull 3X Shares	(2,074,889)	2,074,889
Direxion Daily Latin America Bull 3X Shares	(609,134)	609,134
Direxion Daily MSCI Brazil Bull 3X Shares	47,150	(47,150)
Direxion Daily MSCI Developed Markets Bull 3X Shares	(750,528)	750,528
Direxion Daily MSCI Developed Markets Bear 3X Shares	3,814,712	(3,814,712)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	(6,772,726)	6,772,726
Direxion Daily MSCI Emerging Markets Bear 3X Shares	33,557,979	(33,557,979)
Direxion Daily MSCI India Bull 3X Shares	(3,220,442)	3,220,442
Direxion Daily MSCI Japan Bull 3X Shares	(420,951)	420,951
Direxion Daily MSCI Mexico Bull 3X Shares	(124,171)	124,171
Direxion Daily MSCI South Korea Bull 3X Shares	916,947	(916,947)
Direxion Daily Russia Bull 3X Shares	605,722	(605,722)
Direxion Daily Russia Bear 3X Shares	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	(14,521,698)	14,521,698
Direxion Daily Energy Bull 3X Shares	(18,607,051)	18,607,051
Direxion Daily Energy Bear 3X Shares	3,644,343	(3,644,343)
Direxion Daily Financial Bull 3X Shares	(632,230,799)	632,230,799
Direxion Daily Financial Bear 3X Shares	839,658,285	(839,658,285)
Direxion Daily Gold Miners Index Bull 3X Shares	2,864,375	(2,864,375)
Direxion Daily Gold Miners Index Bear 3X Shares	—	—
Direxion Daily Healthcare Bull 3X Shares	(46,619,950)	46,619,950
Direxion Daily Homebuilders & Supplies Bull 3X Shares	(2,102,627)	2,102,627
Direxion Daily Industrials Bull 3X Shares	124	(124)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	(7,184,196)	7,184,196
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	(1,491,919)	1,491,919
Direxion Daily MSCI Real Estate Bear 3X Shares	40,732,146	(40,732,146)

DIREXION ANNUAL REPORT

Funds	Total Distributable Earnings	Capital Stock
Direxion Daily Natural Gas Related Bull 3X Shares	$(1,711,195)	$1,711,195
Direxion Daily Natural Gas Related Bear 3X Shares	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	(135,377)	135,377
Direxion Daily Regional Banks Bull 3X Shares	(4,943,609)	4,943,609
Direxion Daily Regional Banks Bear 3X Shares	(1)	1
Direxion Daily Retail Bull 3X Shares	(7,224,628)	7,224,628
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	26,213	(26,213)
Direxion Daily S&P Biotech Bull 3X Shares	(239,503,060)	239,503,060
Direxion Daily S&P Biotech Bear 3X Shares	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	(67,399,092)	67,399,092
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	(241,766,131)	241,766,131
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	(208,856,910)	208,856,910
Direxion Daily Technology Bear 3X Shares	11,093,015	(11,093,015)
Direxion Daily Transportation Bull 3X Shares	(1,209,538)	1,209,538
Direxion Daily Utilities Bull 3X Shares	1,415	(1,415)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	150	(150)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	13,265,888	(13,265,888)
Direxion Daily 20+ Year Treasury Bull 3X Shares	825,926	(825,926)
Direxion Daily 20+ Year Treasury Bear 3X Shares	93,882,293	(93,882,293)

In order to meet certain U.S. excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2018.

At October 31, 2018, these Funds deferred, on a tax basis, qualified late year losses of:

Ordinary Late Year Loss Deferral
Direxion Daily Mid Cap Bull 3X Shares	$—
Direxion Daily Mid Cap Bear 3X Shares	—
Direxion Daily S&P 500® Bull 3X Shares	—
Direxion Daily S&P 500® Bear 3X Shares	—
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	—
Direxion Daily FTSE China Bull 3X Shares	—
Direxion Daily FTSE China Bear 3X Shares	—
Direxion Daily FTSE Europe Bull 3X Shares	—
Direxion Daily Latin America Bull 3X Shares	—
Direxion Daily MSCI Brazil Bull 3X Shares	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—
Direxion Daily MSCI India Bull 3X Shares	109,558
Direxion Daily MSCI Japan Bull 3X Shares	17,606
Direxion Daily MSCI Mexico Bull 3X Shares	—
Direxion Daily MSCI South Korea Bull 3X Shares	24,320
Direxion Daily Russia Bull 3X Shares	235,792
Direxion Daily Russia Bear 3X Shares	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—
Direxion Daily Energy Bull 3X Shares	—
Direxion Daily Energy Bear 3X Shares	—

DIREXION ANNUAL REPORT

Ordinary Late Year Loss Deferral
Direxion Daily Financial Bull 3X Shares	$—
Direxion Daily Financial Bear 3X Shares	—
Direxion Daily Gold Miners Index Bull 3X Shares	—
Direxion Daily Gold Miners Index Bear 3X Shares	—
Direxion Daily Healthcare Bull 3X Shares	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—
Direxion Daily Industrials Bull 3X Shares	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—
Direxion Daily MSCI Real Estate Bull 3X Shares	—
Direxion Daily MSCI Real Estate Bear 3X Shares	—
Direxion Daily Natural Gas Related Bull 3X Shares	162,942
Direxion Daily Natural Gas Related Bear 3X Shares	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—
Direxion Daily Regional Banks Bull 3X Shares	—
Direxion Daily Regional Banks Bear 3X Shares	—
Direxion Daily Retail Bull 3X Shares	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	—
Direxion Daily S&P Biotech Bull 3X Shares	—
Direxion Daily S&P Biotech Bear 3X Shares	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—
Direxion Daily Semiconductor Bull 3X Shares	—
Direxion Daily Semiconductor Bear 3X Shares	—
Direxion Daily Technology Bull 3X Shares	—
Direxion Daily Technology Bear 3X Shares	—
Direxion Daily Transportation Bull 3X Shares	—
Direxion Daily Utilities Bull 3X Shares	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of the ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At October 31, 2018, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	Utilized in Current Year	October 31, 2019	October 31, 2018	Unlimited ST	Unlimited LT
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	22,162,993	—	45,144,477	—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	227,849,840	—	961,776,178	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	447,535,089	—	2,553,912,942	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	—	—	—	596,269	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	50,619,233	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	6,390,944	—

DIREXION ANNUAL REPORT

Funds	Utilized in Current Year	October 31, 2019	October 31, 2018	Unlimited ST	Unlimited LT
Direxion Daily Latin America Bull 3X Shares	$—	$—	$—	$39,355,479	$—
Direxion Daily MSCI Brazil Bull 3X Shares	—	—	—	3,790,652	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	6,226,800	—	32,478,051	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	35,353,225	47,245,171
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	73,271,322	—	257,458,762	—
Direxion Daily MSCI India Bull 3X Shares	—	—	—	8,124,647	—
Direxion Daily MSCI Japan Bull 3X Shares	—	—	—	1,069,549	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	—	—	72,031	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	310,966	—
Direxion Daily Russia Bull 3X Shares	—	—	—	78,881,526	—
Direxion Daily Russia Bear 3X Shares	—	649,297	—	133,901,348	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	44,882,668	—	—	64,298,470	—
Direxion Daily Energy Bear 3X Shares	—	12,590,578	—	165,631,411	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	679,926,863	—	2,496,194,497	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	959,248,537	599,634,572
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	336,212,868	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	10,354,988	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	67,627	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	595,064,992	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	78,229,788	—
Direxion Daily MSCI Real Estate Bull 3X Shares	—	—	—	653,727	1,185,872
Direxion Daily MSCI Real Estate Bear 3X Shares	—	81,864,882	—	55,180,662	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	167,716,691	6,238,239
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	8,410,481	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	—	—	61,148	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	—
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	3,637,773	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	—	—	—	825,299	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	118,838,735	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	32,650,299	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	961,396	—	158,995,730	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	37,175,240	—	92,174,625	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	615,020	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	2,880,591	—	54,769,766	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	6,354,675	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	101,871,069	—	799,167,302	—
DIREXION ANNUAL REPORT

Capital Loss Expired:
Direxion Daily Mid Cap Bear 3X Shares	$4,862,033
Direxion Daily S&P 500® Bear 3X Shares	243,723,246
Direxion Daily Small Cap Bear 3X Shares	170,386,620
Direxion Daily MSCI Developed Markets Bear 3X Shares	3,814,712
Direxion Daily MSCI Emerging Markets Bear 3X Shares	33,557,979
Direxion Daily Energy Bear 3X Shares	3,644,343
Direxion Daily Financial Bear 3X Shares	839,658,285
Direxion Daily MSCI Real Estate Bear 3X Shares	40,732,146
Direxion Daily Technology Bear 3X Shares	11,093,015
Direxion Daily 7-10 Year Treasury Bear 3X Shares	13,265,888
Direxion Daily 20+ Year Treasury Bear 3X Shares	93,882,293

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2018, open U.S. Federal and state income tax years include the tax years ended October 31, 2015 through October 31, 2018. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the year/period ended October 31, 2018. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swap and future contracts.

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Mid Cap Bull 3X Shares	$34,684,764	$14,946,439	$15,283,494	$19,700,727
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—

DIREXION ANNUAL REPORT

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily S&P 500® Bull 3X Shares	$863,776,485	$654,033,353	$850,569,372	$785,207,165
Direxion Daily S&P 500® Bear 3X Shares[1]	78,795	12,378,902	—	—
Direxion Daily Small Cap Bull 3X Shares	434,115,530	225,499,428	1,014,506,263	1,038,373,229
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	1,442,205	1,910,375	—	—
Direxion Daily FTSE China Bull 3X Shares	360,428,622	332,915,819	442,375,671	365,327,109
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	63,617,845	21,297,168	47,893,519	101,606,885
Direxion Daily Latin America Bull 3X Shares	10,266,965	5,640,578	6,557,351	11,313,333
Direxion Daily MSCI Brazil Bull 3X Shares	328,900,715	174,639,852	566,981,226	619,600,598
Direxion Daily MSCI Developed Markets Bull 3X Shares	25,981,794	5,325,061	8,486,862	27,777,330
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	287,290,348	279,803,051	220,494,719	216,044,292
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	55,462,865	34,140,197	81,638,538	81,306,516
Direxion Daily MSCI Japan Bull 3X Shares	13,154,130	908,825	7,947,915	17,782,957
Direxion Daily MSCI Mexico Bull 3X Shares	14,474,905	7,833,456	21,661,679	24,614,189
Direxion Daily MSCI South Korea Bull 3X Shares	40,461,623	10,477,363	13,208,154	24,298,864
Direxion Daily Russia Bull 3X Shares	114,813,850	83,067,871	175,232,514	230,378,154
Direxion Daily Russia Bear 3X Shares	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	20,625,415	28,474,144	82,830,773	66,195,495
Direxion Daily Energy Bull 3X Shares	321,412,150	158,467,928	422,928,350	596,286,829
Direxion Daily Energy Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	1,201,053,142	932,204,274	966,668,263	971,963,301
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	489,314,900	571,459,989	1,605,320,195	1,504,148,119
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	85,929,775	43,105,276	64,112,309	81,330,105
Direxion Daily Homebuilders & Supplies Bull 3X Shares	15,957,788	52,884,667	83,419,588	36,366,760
Direxion Daily Industrials Bull 3X Shares	1,191,364	7,683,703	7,590,363	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	268,622,000	335,679,848	926,158,142	1,035,110,699
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	63,444,405	78,965,146	49,171,962	43,271,298
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	31,664,490	5,847,171	41,498,469	81,285,427
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares[2]	5,331,032	4,021,287	5,060,605	3,089,615
Direxion Daily Regional Banks Bull 3X Shares	25,054,934	20,292,496	31,982,697	24,400,713
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	—
Direxion Daily Retail Bull 3X Shares	25,177,397	16,035,191	21,343,246	23,609,950
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares[3]	3,085,741	1,198,930	2,611,075	960,996
Direxion Daily S&P Biotech Bull 3X Shares	427,139,350	554,303,034	1,236,889,167	1,090,695,967
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	175,256,100	63,209,241	316,334,143	388,640,511
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	470,394,044	457,607,745	997,780,231	890,730,705
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	161,229,300	222,807,305	270,945,057	104,933,345
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	1,559,210	—	13,670,115	8,935,785
Direxion Daily Utilities Bull 3X Shares	2,150,475	3,712,383	20,321,991	17,885,391
Direxion Daily 7-10 Year Treasury Bull 3X Shares	1,817,622	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	25,368,390	—	102,921,293	111,742,802
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

1  Represents purchases in affiliate, Direxion Daily S&P 500® Bear 1X Shares.

2  Represents the period from November 15, 2017 (commencement of operations) to October 31, 2018.

3  Represents the period from April 19, 2018 (commencement of operations) to October 31, 2018.

DIREXION ANNUAL REPORT

There were no purchases or sales of long-term U.S. Government securities in the Funds during the year/period ended October 31, 2018.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.

For each Fund, the Adviser has agreed to waive a portion of its fees based upon specific breakpoints based on each Fund's daily net assets at least until September 1, 2020. During the year ended October 31, 2018, the Adviser waived investment advisory fees of $189,524 in the Direxion Daily Financial Bull 3X Shares. The breakpoint schedule is detailed in the table below:

Net Asset Range	Advisory Fee Limit
$0 – $1,500,000,000	0.75%
$1,500,000,000 – $2,000,000,000	0.70%
$2,000,000,000 – $2,500,000,000	0.65%
$2,500,000,000 – $3,000,000,000	0.60%
$3,000,000,000 – $3,500,000,000	0.55%
$3,500,000,000 – $4,000,000,000	0.50%
$4,000,000,000 – $4,500,000,000	0.45%
Greater than $4,500,000,000	0.40%

Additionally, for the year ended October 31, 2018, the Adviser waived $24,365 of investment advisory fees in the Direxion Daily S&P 500® Bear 3X Shares. These fees related to its investment in the Direxion Daily S&P 500® Bear 1X Shares, an affiliated Fund. As of October 31, 2018, the Direxion Daily S&P 500® Bear 3X Shares was not invested in the affiliated Fund. These waived investment advisory fees are not subject to recoupment.

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.026% on the first $10,000,000,000 of the Trust's daily net assets and 0.024% on assets in excess of $10,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse each Fund's operating expenses to the extent that they exceed 0.95% of each Fund's respective average daily net assets at least until September 1, 2020. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:			Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2019	October 31, 2020	October 31, 2021	Recoupment Amount
Direxion Daily Mid Cap Bull 3X Shares	$3,300	$24,905	$37,975	$30,329	$24,905	$93,209
Direxion Daily Mid Cap Bear 3X Shares	2,289	23,575	31,444	30,506	23,575	85,525
Direxion Daily S&P 500® Bull 3X Shares	37,837	54,941	—	—	17,616	17,616
Direxion Daily S&P 500® Bear 3X Shares	9,835	16,530	83,176	43,301	16,530	143,007

DIREXION ANNUAL REPORT

			Potential Recoupment Amounts Expiring:			Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2019	October 31, 2020	October 31, 2021	Recoupment Amount
Direxion Daily Small Cap Bull 3X Shares	$—	$170,311	$139,350	$68,394	$170,311	$378,055
Direxion Daily Small Cap Bear 3X Shares	28,121	87,614	189,079	141,273	87,614	417,966
Direxion Daily EURO STOXX 50® Bull 3X Shares	2,293	40,045	—	24,964	40,045	65,009
Direxion Daily FTSE China Bull 3X Shares	—	92,090	75,021	73,449	92,090	240,560
Direxion Daily FTSE China Bear 3X Shares	1,391	32,855	61,794	52,149	32,855	146,798
Direxion Daily FTSE Europe Bull 3X Shares	12,064	1,361	22,354	10,803	1,361	34,518
Direxion Daily Latin America Bull 3X Shares	1,159	27,046	37,072	34,261	27,046	98,379
Direxion Daily MSCI Brazil Bull 3X Shares	38,373	14,134	36,864	25,319	14,134	76,317
Direxion Daily MSCI Developed Markets Bull 3X Shares	3,629	51,385	62,016	60,131	51,385	173,532
Direxion Daily MSCI Developed Markets Bear 3X Shares	2,164	69,837	75,544	77,095	69,837	222,476
Direxion Daily MSCI Emerging Markets Bull 3X Shares	4,195	33,843	64,772	41,792	33,843	140,407
Direxion Daily MSCI Emerging Markets Bear 3X Shares	6,967	35,413	57,645	46,805	35,413	139,863
Direxion Daily MSCI India Bull 3X Shares	18,167	—	46,522	29,893	—	76,415
Direxion Daily MSCI Japan Bull 3X Shares	353	27,603	47,576	47,738	27,603	122,917
Direxion Daily MSCI Mexico Bull 3X Shares	1,686	18,115	—	24,052	18,115	42,167
Direxion Daily MSCI South Korea Bull 3X Shares	439	24,035	30,643	29,004	24,035	83,682
Direxion Daily Russia Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Russia Bear 3X Shares	4,343	15,700	18,693	17,963	15,700	52,356
Direxion Daily Aerospace & Defense Bull 3X Shares	335	16,113	—	29,153	16,113	45,266
Direxion Daily Energy Bull 3X Shares	11,647	11,598	42,811	23,570	11,598	77,979
Direxion Daily Energy Bear 3X Shares	6,386	23,235	43,863	39,361	23,235	106,459
Direxion Daily Financial Bull 3X Shares	115,402	133,058	—	—	49,936	49,936
Direxion Daily Financial Bear 3X Shares	14,067	19,261	99,421	105,295	19,261	223,977
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	6,244	23,120	66,252	29,753	23,120	119,125
Direxion Daily Homebuilders & Supplies Bull 3X Shares	16	22,934	34,712	30,435	22,934	88,081
Direxion Daily Industrials Bull 3X Shares	2,017	37,228	—	32,981	37,228	70,209
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	41,781	2,228	23,908	654	2,228	26,790
Direxion Daily MSCI Real Estate Bull 3X Shares	4,258	21,062	44,411	39,820	21,062	105,293
Direxion Daily MSCI Real Estate Bear 3X Shares	1,076	59,917	70,252	70,117	59,917	200,286
Direxion Daily Natural Gas Related Bull 3X Shares	3,199	19,903	66,435	41,268	19,903	127,606

DIREXION ANNUAL REPORT

			Potential Recoupment Amounts Expiring:			Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2019	October 31, 2020	October 31, 2021	Recoupment Amount
Direxion Daily Natural Gas Related Bear 3X Shares	$2,191	$21,826	$44,505	$33,950	$21,826	$100,281
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	2,157	41,178	—	—	39,021	39,021
Direxion Daily Regional Banks Bull 3X Shares	2,560	12,446	40,319	25,944	12,446	78,709
Direxion Daily Regional Banks Bear 3X Shares	2,450	23,828	40,429	32,622	23,828	96,879
Direxion Daily Retail Bull 3X Shares	3,721	20,421	39,834	31,491	20,421	91,746
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	989	30,753	—	—	29,764	29,764
Direxion Daily S&P Biotech Bull 3X Shares	9,523	42,279	42,338	25,050	42,279	109,667
Direxion Daily S&P Biotech Bear 3X Shares	10,678	27,354	42,944	34,217	27,354	104,515
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	5,875	22,234	38,994	29,033	22,234	90,261
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	463	20,109	37,128	34,091	20,109	91,328
Direxion Daily Semiconductor Bull 3X Shares	128,047	45,122	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	5,105	12,266	28,749	25,270	12,266	66,285
Direxion Daily Technology Bull 3X Shares	35,311	42,157	9,466	14,619	42,157	66,242
Direxion Daily Technology Bear 3X Shares	244	21,855	37,968	32,559	21,855	92,382
Direxion Daily Transportation Bull 3X Shares	1,985	35,473	—	34,059	35,473	69,532
Direxion Daily Utilities Bull 3X Shares	1,976	36,930	—	32,789	36,930	69,719
Direxion Daily 7-10 Year Treasury Bull 3X Shares	2,013	40,079	46,735	46,631	40,079	133,445
Direxion Daily 7-10 Year Treasury Bear 3X Shares	4,168	27,551	33,909	28,082	27,551	89,542
Direxion Daily 20+ Year Treasury Bull 3X Shares	15,780	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of October 31, 2018 is presented on the Statement of Assets and Liabilities as Due from (to) investment adviser, net.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and

DIREXION ANNUAL REPORT

valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of October 31, 2018:

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$9,384,989	$—	$—	$9,384,989	$1,578,326	$—	$—	$1,578,326
Investment Companies	36,971,078	—	—	36,971,078	—	—	—	—
Short Term Investments	17,858,795	—	—	17,858,795	3,034,053	—	—	3,034,053
Total Return Swap Contracts*	—	—	—	—	—	827,577	—	827,577
Liability Class
Total Return Swap Contracts*	—	(6,485,518)	—	(6,485,518)	—	—	—	—
	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$51,477,894	$—	$—	$51,477,894	$154,981,751	$—	$—	$154,981,751
Investment Companies	756,724,069	—	—	756,724,069	—	—	—	—
Short Term Investments	218,884,439	—	—	218,884,439	138,402,445	—	—	138,402,445
Total Return Swap Contracts*	—	2,708,685	—	2,708,685	—	4,016,915	—	4,016,915
Liability Class
Total Return Swap Contracts*	—	(2,922,596)	—	(2,922,596)	—	(674,894)	—	(674,894)

DIREXION ANNUAL REPORT

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$53,477,235	$—	$—	$53,477,235	$117,141,720	$—	$—	$117,141,720
Investment Companies	548,201,068	—	—	548,201,068	—	—	—	—
Short Term Investments	290,212,835	—	—	290,212,835	181,045,535	—	—	181,045,535
Total Return Swap Contracts*	—	3,638,387	—	3,638,387	—	11,717,965	—	11,717,965
Liability Class
Total Return Swap Contracts*	—	(35,374,516)	—	(35,374,516)	—	(845,796)	—	(845,796)
	Direxion Daily EURO STOXX 50® Bull 3X Shares				Direxion Daily FTSE China Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$508,257	$—	$—	$508,257	$65,454,023	$—	$—	$65,454,023
Investment Companies	1,906,942	—	—	1,906,942	217,357,034	—	—	217,357,034
Short Term Investments	428,888	—	—	428,888	60,001,766	—	—	60,001,766
Liability Class
Total Return Swap Contracts*	—	(477,882)	—	(477,882)	—	(35,560,942)	—	(35,560,942)
	Direxion Daily FTSE China Bear 3X Shares				Direxion Daily FTSE Europe Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$42,585,507	$—	$—	$42,585,507	$9,894,505	$—	$—	$9,894,505
Investment Companies	—	—	—	—	28,127,000	—	—	28,127,000
Short Term Investments	46,686,944	—	—	46,686,944	7,816,402	—	—	7,816,402
Total Return Swap Contracts*	—	11,802,546	—	11,802,546	—	1,262,915	—	1,262,915
Liability Class
Total Return Swap Contracts*	—	(819,499)	—	(819,499)	—	(278,694)	—	(278,694)

DIREXION ANNUAL REPORT

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily MSCI Brazil Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,052,720	$—	$—	$1,052,720	$88,831,775	$—	$—	$88,831,775
Investment Companies	7,379,930	—	—	7,379,930	229,343,023	—	—	229,343,023
Short Term Investments	5,215,073	—	—	5,215,073	197,493,719	—	—	197,493,719
Total Return Swap Contracts*	—	1,377,047	—	1,377,047	—	168,192,826	—	168,192,826
Liability Class
Total Return Swap Contracts*	—	(234,449)	—	(234,449)	—	(443,539)	—	(443,539)
	Direxion Daily MSCI Developed Markets Bull 3X Shares				Direxion Daily MSCI Developed Markets Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,489,960	$—	$—	$1,489,960	$1,497,767	$—	$—	$1,497,767
Investment Companies	14,075,486	—	—	14,075,486	—	—	—	—
Short Term Investments	6,895,563	—	—	6,895,563	2,459,823	—	—	2,459,823
Liability Class
Total Return Swap Contracts*	—	(3,132,246)	—	(3,132,246)	—	(239,813)	—	(239,813)
	Direxion Daily MSCI Emerging Markets Bull 3X Shares				Direxion Daily MSCI Emerging Markets Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,002,013	$—	$—	$2,002,013	$42,744,533	$—	$—	$42,744,533
Investment Companies	146,163,290	—	—	146,163,290	—	—	—	—
Short Term Investments	86,678,844	—	—	86,678,844	54,990,000	—	—	54,990,000
Total Return Swap Contracts*	—	40,387	—	40,387	—	581,022	—	581,022
Liability Class
Total Return Swap Contracts*	—	(29,649,855)	—	(29,649,855)	—	(1,603,695)	—	(1,603,695)

DIREXION ANNUAL REPORT

	Direxion Daily MSCI India Bull 3X Shares				Direxion Daily MSCI Japan Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$14,098,230	$—	$—	$14,098,230	$820,558	$—	$—	$820,558
Investment Companies	71,034,323	—	—	71,034,323	10,747,707	—	—	10,747,707
Short Term Investments	16,486,793	—	—	16,486,793	1,895,186	—	—	1,895,186
Total Return Swap Contracts*	—	996,882	—	996,882	—	88,897	—	88,897
Liability Class
Total Return Swap Contracts*	—	(1,541,247)	—	(1,541,247)	—	—	—	—
	Direxion Daily MSCI Mexico Bull 3X Shares				Direxion Daily MSCI South Korea Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$57,914	$—	$—	$57,914	$2,830,164	$—	$—	$2,830,164
Investment Companies	2,966,177	—	—	2,966,177	17,493,586	—	—	17,493,586
Short Term Investments	3,907,789	—	—	3,907,789	7,764,284	—	—	7,764,284
Total Return Swap Contracts*	—	—	—	—	—	30,749	—	30,749
Liability Class
Total Return Swap Contracts*	—	(2,077,730)	—	(2,077,730)	—	(3,778,923)	—	(3,778,923)
	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$12,547,816	$—	$—	$12,547,816	$7,765,732	$—	$—	$7,765,732
Investment Companies	62,754,806	—	—	62,754,806	—	—	—	—
Short Term Investments	71,477,580	—	—	71,477,580	19,473,506	—	—	19,473,506
Total Return Swap Contracts*	—	6,157,560	—	6,157,560	—	116,613	—	116,613
Liability Class
Total Return Swap Contracts*	—	(2,569,017)	—	(2,569,017)	—	(1,247,594)	—	(1,247,594)

DIREXION ANNUAL REPORT

	Direxion Daily Aerospace & Defense Bull 3X Shares				Direxion Daily Energy Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$3,676,713	$—	$—	$3,676,713	$46,708,970	$—	$—	$46,708,970
Investment Companies	—	—	—	—	225,861,968	—	—	225,861,968
Common Stocks	41,923,861	—	—	41,923,861	—	—	—	—
Short Term Investments	10,355,609	—	—	10,355,609	95,062,771	—	—	95,062,771
Total Return Swap Contracts*	—	—	—	—	—	4,136,989	—	4,136,989
Liability Class
Total Return Swap Contracts*	—	(647,759)	—	(647,759)	—	(23,096,885)	—	(23,096,885)
	Direxion Daily Energy Bear 3X Shares				Direxion Daily Financial Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$21,260,470	$—	$—	$21,260,470	$104,212,022	$—	$—	$104,212,022
Common Stocks	—	—	—	—	1,184,414,854	—	—	1,184,414,854
Short Term Investments	33,241,162	—	—	33,241,162	440,167,467	—	—	440,167,467
Total Return Swap Contracts*	—	15,815,743	—	15,815,743	—	8,645,810	—	8,645,810
Liability Class
Total Return Swap Contracts*	—	(425,909)	—	(425,909)	—	(109,151,332)	—	(109,151,332)
	Direxion Daily Financial Bear 3X Shares				Direxion Daily Gold Miners Index Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$59,127,229	$—	$—	$59,127,229	$203,968,132	$—	$—	$203,968,132
Investment Companies	—	—	—	—	538,278,582	—	—	538,278,582
Short Term Investments	93,484,174	—	—	93,484,174	633,469,424	—	—	633,469,424
Total Return Swap Contracts*	—	—	—	—	—	5,218,520	—	5,218,520
Liability Class
Total Return Swap Contracts*	—	(12,635,685)	—	(12,635,685)	—	(210,675,867)	—	(210,675,867)

DIREXION ANNUAL REPORT

	Direxion Daily Gold Miners Index Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$50,602,932	$—	$—	$50,602,932	$19,121,310	$—	$—	$19,121,310
Investment Companies	—	—	—	—	109,550,532	—	—	109,550,532
Short Term Investments	101,689,151	—	—	101,689,151	26,633,504	—	—	26,633,504
Total Return Swap Contracts*	—	45,041,404	—	45,041,404	—	10,028,446	—	10,028,446
Liability Class
Total Return Swap Contracts*	—	(2,710,102)	—	(2,710,102)	—	(4,027,572)	—	(4,027,572)
	Direxion Daily Homebuilders & Supplies Bull 3X Shares				Direxion Daily Industrials Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$9,492,025	$—	$—	$9,492,025	$750,012	$—	$—	$750,012
Common Stocks	26,591,883	—	—	26,591,883	—	—	—	—
Investment Companies	—	—	—	—	3,060,255	—	—	3,060,255
Short Term Investments	13,936,903	—	—	13,936,903	533,357	—	—	533,357
Liability Class
Total Return Swap Contracts*	—	(10,196,565)	—	(10,196,565)	—	(426,815)	—	(426,815)
	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$164,943,297	$—	$—	$164,943,297	$25,217,372	$—	$—	$25,217,372
Investment Companies	149,374,012	—	—	149,374,012	—	—	—	—
Short Term Investments	566,596,661	—	—	566,596,661	38,060,157	—	—	38,060,157
Total Return Swap Contracts*	—	—	—	—	—	15,024,141	—	15,024,141
Liability Class
Total Return Swap Contracts*	—	(244,343,099)	—	(244,343,099)	—	(353,201)	—	(353,201)

DIREXION ANNUAL REPORT

	Direxion Daily MSCI Real Estate Bull 3X Shares				Direxion Daily MSCI Real Estate Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$5,486,031	$—	$—	$5,486,031	$7,197,083	$—	$—	$7,197,083
Common Stocks	30,105,467	—	—	30,105,467	—	—	—	—
Short Term Investments	5,656,022	—	—	5,656,022	13,211,522	—	—	13,211,522
Total Return Swap Contracts*	—	5,460,953	—	5,460,953	—	202,744	—	202,744
Liability Class
Total Return Swap Contracts*	—	(73,680)	—	(73,680)	—	(1,485,634)	—	(1,485,634)
	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,776,065	$—	$—	$1,776,065	$1,067,055	$—	$—	$1,067,055
Common Stocks	16,304,422	—	—	16,304,422	—	—	—	—
Master Limited Partnerships	1,895,451	—	—	1,895,451	—	—	—	—
Short Term Investments	17,933,415	—	—	17,933,415	2,331,088	—	—	2,331,088
Total Return Swap Contracts*	—	—	—	—	—	1,285,994	—	1,285,994
Liability Class
Total Return Swap Contracts*	—	(5,408,237)	—	(5,408,237)	—	(37,441)	—	(37,441)
	Direxion Daily Pharmaceutical & Medical Bull 3X Shares				Direxion Daily Regional Banks Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$774,618	$—	$—	$774,618	$2,988,325	$—	$—	$2,988,325
Common Stocks	3,018,219	—	—	3,018,219	23,638,541	—	—	23,638,541
Short Term Investments	702,143	—	—	702,143	2,316,654	—	—	2,316,654
Total Return Swap Contracts*	—	—	—	—	—	1,798,996	—	1,798,996
Liability Class
Total Return Swap Contracts*	—	(525,554)	—	(525,554)	—	—	—	—

DIREXION ANNUAL REPORT

	Direxion Daily Regional Banks Bear 3X Shares				Direxion Daily Retail Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,248,894	$—	$—	$1,248,894	$1,776,549	$—	$—	$1,776,549
Common Stocks	—	—	—	—	23,722,891	—	—	23,722,891
Short Term Investments	2,288,987	—	—	2,288,987	8,362,421	—	—	8,362,421
Total Return Swap Contracts*	—	1,019,905	—	1,019,905	—	545,718	—	545,718
Liability Class
Total Return Swap Contracts*	—	(68,223)	—	(68,223)	—	(1,322,303)	—	(1,322,303)
	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares				Direxion Daily S&P Biotech Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$580,017	$—	$—	$580,017	$208,612,458	$—	$—	$208,612,458
Investment Companies	2,993,930	—	—	2,993,930	128,929,127	—	—	128,929,127
Short Term Investments	1,192,383	—	—	1,192,383	337,771,570	—	—	337,771,570
Liability Class
Total Return Swap Contracts*	—	(643,721)	—	(643,721)	—	(105,677,109)	—	(105,677,109)
	Direxion Daily S&P Biotech Bear 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$30,726,417	$—	$—	$30,726,417	$29,121,384	$—	$—	$29,121,384
Investment Companies	—	—	—	—	78,508,483	—	—	78,508,483
Short Term Investments	32,259,698	—	—	32,259,698	41,240,858	—	—	41,240,858
Total Return Swap Contracts*	—	—	—	—	—	7,295,219	—	7,295,219
Liability Class
Total Return Swap Contracts*	—	(4,243,787)	—	(4,243,787)	—	(4,173,486)	—	(4,173,486)

DIREXION ANNUAL REPORT

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares				Direxion Daily Semiconductor Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$21,292,367	$—	$—	$21,292,367	$115,547,700	$—	$—	$115,547,700
Common Stocks	—	—	—	—	395,220,264	—	—	395,220,264
Short Term Investments	25,838,636	—	—	25,838,636	187,044,490	—	—	187,044,490
Total Return Swap Contracts*	—	16,195,941	—	16,195,941	—	14,713,998	—	14,713,998
Liability Class
Total Return Swap Contracts*	—	—	—	—	—	(86,212,201)	—	(86,212,201)
	Direxion Daily Semiconductor Bear 3X Shares				Direxion Daily Technology Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$28,474,264	$—	$—	$28,474,264	$112,593,567	$—	$—	$112,593,567
Investment Companies	—	—	—	—	406,591,000	—	—	406,591,000
Short Term Investments	49,690,567	—	—	49,690,567	145,420,459	—	—	145,420,459
Total Return Swap Contracts*	—	—	—	—	—	52,427,491	—	52,427,491
Liability Class
Total Return Swap Contracts*	—	(9,239,756)	—	(9,239,756)	—	(15,241,585)	—	(15,241,585)
	Direxion Daily Technology Bear 3X Shares				Direxion Daily Transportation Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$16,009,761	$—	$—	$16,009,761	$1,025,730	$—	$—	$1,025,730
Common Stocks	—	—	—	—	8,177,859	—	—	8,177,859
Short Term Investments	20,273,479	—	—	20,273,479	2,746,185	—	—	2,746,185
Total Return Swap Contracts*	—	1,988,403	—	1,988,403	—	—	—	—
Liability Class
Total Return Swap Contracts*	—	(1,843,033)	—	(1,843,033)	—	(1,118,305)	—	(1,118,305)
DIREXION ANNUAL REPORT

	Direxion Daily Utilities Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$13,603	$—	$—	$13,603	$146,344	$—	$—	$146,344
Investment Companies	2,585,012	—	—	2,585,012	4,127,060	—	—	4,127,060
Short Term Investments	1,735,114	—	—	1,735,114	2,149,695	—	—	2,149,695
Total Return Swap Contracts*	—	99,422	—	99,422	—	—	—	—
Liability Class
Total Return Swap Contracts*	—	(6,206)	—	(6,206)	—	(388,581)	—	(388,581)
	Direxion Daily 7-10 Year Treasury Bear 3X Shares				Direxion Daily 20+ Year Treasury Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$8,820,778	$—	$—	$8,820,778	$17,133,651	$—	$—	$17,133,651
Investment Companies	—	—	—	—	72,204,396	—	—	72,204,396
Short Term Investments	11,346,721	—	—	11,346,721	20,658,641	—	—	20,658,641
Total Return Swap Contracts*	—	1,628,388	—	1,628,388	—	—	—	—
Liability Class
Total Return Swap Contracts*	—	—	—	—	—	(9,062,024)	—	(9,062,024)

	Direxion Daily 20+ Year Treasury Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$146,147,336	$—	$—	$146,147,336
Short Term Investments	193,333,681	—	—	193,333,681
Total Return Swap Contracts*	—	66,751,122	—	66,751,122

For further detail on each asset class, see each Fund's Schedule of Investments.

*  Total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the year ended October 31, 2018. There were no Level 3 securities held by the Funds during the year ended October 31, 2018. It is the Funds' policy to recognize transfers between levels at their fair values as of the beginning of the period, if applicable.

DIREXION ANNUAL REPORT

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2018, the Funds were invested in swap contracts and futures contracts. At October 31, 2018, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bear 3X Shares	$827,577	$—	$827,577
Direxion Daily S&P 500® Bull 3X Shares	2,708,685	—	2,708,685
Direxion Daily S&P 500® Bear 3X Shares	4,016,915	—	4,016,915
Direxion Daily Small Cap Bull 3X Shares	3,638,387	—	3,638,387
Direxion Daily Small Cap Bear 3X Shares	11,717,965	—	11,717,965
Direxion Daily FTSE China Bear 3X Shares	11,802,546	—	11,802,546
Direxion Daily FTSE Europe Bull 3X Shares	1,262,915	—	1,262,915
Direxion Daily Latin America Bull 3X Shares	1,377,047	—	1,377,047
Direxion Daily MSCI Brazil Bull 3X Shares	168,192,826	—	168,192,826
Direxion Daily MSCI Emerging Markets Bull 3X Shares	40,387	—	40,387
Direxion Daily MSCI Emerging Markets Bear 3X Shares	581,022	—	581,022
Direxion Daily MSCI India Bull 3X Shares	996,882	—	996,882
Direxion Daily MSCI Japan Bull 3X Shares	88,897	—	88,897
Direxion Daily MSCI South Korea Bull 3X Shares	30,749	—	30,749
Direxion Daily Russia Bull 3X Shares	6,157,560	—	6,157,560
Direxion Daily Russia Bear 3X Shares	116,613	—	116,613
Direxion Daily Energy Bull 3X Shares	4,136,989	—	4,136,989
Direxion Daily Energy Bear 3X Shares	15,815,743	—	15,815,743
Direxion Daily Financial Bull 3X Shares	8,645,810	—	8,645,810
Direxion Daily Gold Miners Index Bull 3X Shares	5,218,520	—	5,218,520
Direxion Daily Gold Miners Index Bear 3X Shares	45,041,404	—	45,041,404
Direxion Daily Healthcare Bull 3X Shares	10,028,446	—	10,028,446
Direxion Daily Junior Gold Miners Index Bear 3X Shares	15,024,141	—	15,024,141
Direxion Daily MSCI Real Estate Bull 3X Shares	5,460,953	—	5,460,953
Direxion Daily MSCI Real Estate Bear 3X Shares	202,744	—	202,744
Direxion Daily Natural Gas Related Bear 3X Shares	1,285,994	—	1,285,994
Direxion Daily Regional Banks Bull 3X Shares	1,798,996	—	1,798,996
Direxion Daily Regional Banks Bear 3X Shares	1,019,905	—	1,019,905
Direxion Daily Retail Bull 3X Shares	545,718	—	545,718
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	7,295,219	—	7,295,219
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	16,195,941	—	16,195,941
Direxion Daily Semiconductor Bull 3X Shares	14,713,998	—	14,713,998
Direxion Daily Technology Bull 3X Shares	52,427,491	—	52,427,491
Direxion Daily Technology Bear 3X Shares	1,988,403	—	1,988,403
Direxion Daily Utilities Bull 3X Shares	99,422	—	99,422
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	1,628,388	1,628,388
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	66,751,122	66,751,122

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

DIREXION ANNUAL REPORT

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$6,485,518	$—	$6,485,518
Direxion Daily S&P 500® Bull 3X Shares	2,922,596	—	2,922,596
Direxion Daily S&P 500® Bear 3X Shares	674,894	—	674,894
Direxion Daily Small Cap Bull 3X Shares	35,374,516	—	35,374,516
Direxion Daily Small Cap Bear 3X Shares	845,796	—	845,796
Direxion Daily EURO STOXX 50® Bull 3X Shares	477,882	—	477,882
Direxion Daily FTSE China Bull 3X Shares	35,560,942	—	35,560,942
Direxion Daily FTSE China Bear 3X Shares	819,499	—	819,499
Direxion Daily FTSE Europe Bull 3X Shares	278,694	—	278,694
Direxion Daily Latin America Bull 3X Shares	234,449	—	234,449
Direxion Daily MSCI Brazil Bull 3X Shares	443,539	—	443,539
Direxion Daily MSCI Developed Markets Bull 3X Shares	3,132,246	—	3,132,246
Direxion Daily MSCI Developed Markets Bear 3X Shares	239,813	—	239,813
Direxion Daily MSCI Emerging Markets Bull 3X Shares	29,649,855	—	29,649,855
Direxion Daily MSCI Emerging Markets Bear 3X Shares	1,603,695	—	1,603,695
Direxion Daily MSCI India Bull 3X Shares	1,541,247	—	1,541,247
Direxion Daily MSCI Mexico Bull 3X Shares	2,077,730	—	2,077,730
Direxion Daily MSCI South Korea Bull 3X Shares	3,778,923	—	3,778,923
Direxion Daily Russia Bull 3X Shares	2,569,017	—	2,569,017
Direxion Daily Russia Bear 3X Shares	1,247,594	—	1,247,594
Direxion Daily Aerospace & Defense Bull 3X Shares	647,759	—	647,759
Direxion Daily Energy Bull 3X Shares	23,096,885	—	23,096,885
Direxion Daily Energy Bear 3X Shares	425,909	—	425,909
Direxion Daily Financial Bull 3X Shares	109,151,332	—	109,151,332
Direxion Daily Financial Bear 3X Shares	12,635,685	—	12,635,685
Direxion Daily Gold Miners Index Bull 3X Shares	210,675,867	—	210,675,867
Direxion Daily Gold Miners Index Bear 3X Shares	2,710,102	—	2,710,102
Direxion Daily Healthcare Bull 3X Shares	4,027,572	—	4,027,572
Direxion Daily Homebuilders & Supplies Bull 3X Shares	10,196,565	—	10,196,565
Direxion Daily Industrials Bull 3X Shares	426,815	—	426,815
Direxion Daily Junior Gold Miners Index Bull 3X Shares	244,343,099	—	244,343,099
Direxion Daily Junior Gold Miners Index Bear 3X Shares	353,201	—	353,201
Direxion Daily MSCI Real Estate Bull 3X Shares	73,680	—	73,680
Direxion Daily MSCI Real Estate Bear 3X Shares	1,485,634	—	1,485,634
Direxion Daily Natural Gas Related Bull 3X Shares	5,408,237	—	5,408,237
Direxion Daily Natural Gas Related Bear 3X Shares	37,441	—	37,441
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	525,554	—	525,554
Direxion Daily Regional Banks Bear 3X Shares	68,223	—	68,223
Direxion Daily Retail Bull 3X Shares	1,322,303	—	1,322,303
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	643,721	—	643,721
Direxion Daily S&P Biotech Bull 3X Shares	105,677,109	—	105,677,109
Direxion Daily S&P Biotech Bear 3X Shares	4,243,787	—	4,243,787
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	4,173,486	—	4,173,486
Direxion Daily Semiconductor Bull 3X Shares	86,212,201	—	86,212,201
Direxion Daily Semiconductor Bear 3X Shares	9,239,756	—	9,239,756
Direxion Daily Technology Bull 3X Shares	15,241,585	—	15,241,585
Direxion Daily Technology Bear 3X Shares	1,843,033	—	1,843,033
Direxion Daily Transportation Bull 3X Shares	1,118,305	—	1,118,305
Direxion Daily Utilities Bull 3X Shares	6,206	—	6,206
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	388,581	388,581
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	9,062,024	9,062,024

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

DIREXION ANNUAL REPORT

Transactions in derivative instruments during the year/period ended October 31, 2018 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	$13,584,200	$—	$(16,858,141)	$—
Direxion Daily Mid Cap Bear 3X Shares	Swap Contracts	(2,367,731)	—	1,889,936	—
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	85,140,281	—	(63,028,317)	—
Direxion Daily S&P 500® Bull 3X Shares	Futures Contracts	30,250,009	—	(8,101,175)	—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(129,139,215)	—	61,925,275	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	124,331,212	—	(130,226,827)	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(200,632,824)	—	136,998,911	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	Swap Contracts	(530,246)	—	(847,186)	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	(41,090,112)	—	(77,964,709)	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	6,024,654	—	20,665,984	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	(4,235,885)	—	(13,702,751)	—
Direxion Daily Latin America Bull 3X Shares	Swap Contracts	(6,939,475)	—	2,981,454	—
Direxion Daily MSCI Brazil Bull 3X Shares	Swap Contracts	(55,597,070)	—	131,974,922	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	Swap Contracts	(313,675)	—	(6,765,462)	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	Swap Contracts	(33,851)	—	351,980	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Swap Contracts	(84,296,172)	—	(39,092,519)	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	Swap Contracts	16,030,046	—	14,872,878	—
Direxion Daily MSCI India Bull 3X Shares	Swap Contracts	(27,847,920)	—	(19,197,754)	—
Direxion Daily MSCI Japan Bull 3X Shares	Swap Contracts	(3,033,417)	—	(2,537,931)	—
Direxion Daily MSCI Mexico Bull 3X Shares	Swap Contracts	(357,476)	—	(2,004,158)	—
Direxion Daily MSCI South Korea Bull 3X Shares	Swap Contracts	(7,633,897)	—	(6,071,564)	—
Direxion Daily Russia Bull 3X Shares	Swap Contracts	20,105,691	—	(21,505,181)	—
Direxion Daily Russia Bear 3X Shares	Swap Contracts	(11,288,893)	—	6,789,005	—

DIREXION ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Aerospace & Defense Bull 3X Shares	Swap Contracts	$6,608,225	$—	$(5,505,906)	$—
Direxion Daily Energy Bull 3X Shares	Swap Contracts	100,064,245	—	(75,797,741)	—
Direxion Daily Energy Bear 3X Shares	Swap Contracts	(18,005,444)	—	19,307,826	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	405,440,260	—	(408,920,266)	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(63,334,650)	—	40,492,022	—
Direxion Daily Gold Miners Index Bull 3X Shares	Swap Contracts	(835,426,329)	—	93,794,951	—
Direxion Daily Gold Miners Index Bear 3X Shares	Swap Contracts	123,286,033	—	(11,061,104)	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	29,536,207	—	(11,874,179)	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Swap Contracts	(26,047,147)	—	(17,160,322)	—
Direxion Daily Industrials Bull 3X Shares	Swap Contracts	(98,342)	—	(708,433)	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Swap Contracts	(416,827,808)	—	(23,837,999)	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	Swap Contracts	31,902,406	—	1,258,389	—
Direxion Daily MSCI Real Estate Bull 3X Shares	Swap Contracts	(8,719,308)	—	4,532,168	—
Direxion Daily MSCI Real Estate Bear 3X Shares	Swap Contracts	(1,139,344)	—	(463,813)	—
Direxion Daily Natural Gas Related Bull 3X Shares	Swap Contracts	7,310,050	—	(12,305,723)	—
Direxion Daily Natural Gas Related Bear 3X Shares	Swap Contracts	(69,518)	—	1,437,807	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Swap Contracts	133,081	—	(525,554)	—
Direxion Daily Regional Banks Bull 3X Shares	Swap Contracts	(4,078,524)	—	(3,383,178)	—
Direxion Daily Regional Banks Bear 3X Shares	Swap Contracts	(2,124,955)	—	1,902,008	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	9,112,936	—	1,340,833	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	Swap Contracts	(1,456,316)	—	(643,721)	—
Direxion Daily S&P Biotech Bull 3X Shares	Swap Contracts	133,506,586	—	(218,893,025)	—
Direxion Daily S&P Biotech Bear 3X Shares	Swap Contracts	(28,408,923)	—	27,590,683	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Swap Contracts	52,560,035	—	(28,280,631)	—

DIREXION ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Swap Contracts	$(24,723,506)	$—	$19,939,093	$—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	88,138,091	—	(222,269,068)	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	13,806,086	—	3,980,856	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	135,357,715	—	(53,836,293)	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(14,625,586)	—	5,253,098	—
Direxion Daily Transportation Bull 3X Shares	Swap Contracts	(11,900)	—	(1,075,339)	—
Direxion Daily Utilities Bull 3X Shares	Swap Contracts	119,043	—	(170,214)	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	(696,058)	—	(220,180)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	1,533,475	—	819,977
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	(9,405,633)	—	(12,162,827)
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	(3,795,088)	—	70,730,672

1  Statements of Operations location: Net realized gain (loss) on swap and future contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and future contracts.

For the year/period ended October 31, 2018, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts
Direxion Daily Mid Cap Bull 3X Shares	$159,833,687	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	14,207,993	—
Direxion Daily S&P 500® Bull 3X Shares	2,016,444,320	—	144,218,085
Direxion Daily S&P 500® Bear 3X Shares	—	867,167,544	—
Direxion Daily Small Cap Bull 3X Shares	1,782,706,537	—	—
Direxion Daily Small Cap Bear 3X Shares	—	1,199,207,360	—
Direxion Daily EURO STOXX 50® Bull 3X Shares	8,801,615	—	—
Direxion Daily FTSE China Bull 3X Shares	721,153,918	—	—
Direxion Daily FTSE China Bear 3X Shares	—	154,297,264	—
Direxion Daily FTSE Europe Bull 3X Shares	154,053,699	—	—
Direxion Daily Latin America Bull 3X Shares	41,656,578	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	499,296,104	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	70,648,110	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	12,198,159	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	705,396,375	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	235,499,457	—
Direxion Daily MSCI India Bull 3X Shares	258,607,669	—	—
Direxion Daily MSCI Japan Bull 3X Shares	51,239,692	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	22,978,160	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	47,439,702	—	—
Direxion Daily Russia Bull 3X Shares	380,025,231	—	—
Direxion Daily Russia Bear 3X Shares	—	67,256,727	—

DIREXION ANNUAL REPORT

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts
Direxion Daily Aerospace & Defense Bull 3X Shares	$154,972,143	$—	$—
Direxion Daily Energy Bull 3X Shares	1,002,752,903	—	—
Direxion Daily Energy Bear 3X Shares	—	138,684,071	—
Direxion Daily Financial Bull 3X Shares	4,157,936,024	—	—
Direxion Daily Financial Bear 3X Shares	—	426,047,295	—
Direxion Daily Gold Miners Index Bull 3X Shares	3,349,952,536	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	844,926,170	—
Direxion Daily Healthcare Bull 3X Shares	366,233,813	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	129,344,131	—	—
Direxion Daily Industrials Bull 3X Shares	13,740,628	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	2,110,235,517	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	296,307,184	—
Direxion Daily MSCI Real Estate Bull 3X Shares	146,639,662	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	46,948,272	—
Direxion Daily Natural Gas Related Bull 3X Shares	91,607,875	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	16,315,831	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	7,797,656	—	—
Direxion Daily Regional Banks Bull 3X Shares	90,810,526	—	—
Direxion Daily Regional Banks Bear 3X Shares	—	8,480,513	—
Direxion Daily Retail Bull 3X Shares	70,261,258	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	6,956,643	—	—
Direxion Daily S&P Biotech Bull 3X Shares	1,181,980,018	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	214,373,313	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	318,103,792	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	170,349,368	—
Direxion Daily Semiconductor Bull 3X Shares	1,495,468,097	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	157,455,460	—
Direxion Daily Technology Bull 3X Shares	1,408,796,970	—	—
Direxion Daily Technology Bear 3X Shares	—	76,812,912	—
Direxion Daily Transportation Bull 3X Shares	18,167,017	—	—
Direxion Daily Utilities Bull 3X Shares	16,354,311	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	18,635,208	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	72,950,126	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	231,544,949	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,168,541,009	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 300% or -300% daily performance of their respective indices.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

DIREXION ANNUAL REPORT

Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

In addition, the Fund's investments in derivatives are subject to the following risks:

•  Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•  Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund's volatility. Futures contracts are also subject to leverage risk.

Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards

DIREXION ANNUAL REPORT

in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap and future agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.  ADDITIONAL INFORMATION

During the year/period ended October 31, 2018, shares of the following funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily FTSE China Bear 3X Shares	3/29/18	1	:10	$5.10	$51.00	10,277,260	1,027,726
Direxion Daily MSCI Emerging Markets Bear 3X Shares	3/29/18	1	:5	8.28	41.40	7,977,763	1,595,553
Direxion Daily Energy Bear 3X Shares	3/29/18	1	:5	10.80	54.00	3,287,220	657,444
Direxion Daily S&P Biotech Bear 3X Shares	3/29/18	1	:10	3.74	37.40	16,350,000	1,635,000
Direxion Daily Technology Bear 3X Shares	3/29/18	1	:5	6.27	31.35	3,767,738	753,548

11.  RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the U.S. Securities and Exchange Commission approved amendments to eliminate, update or modify certain disclosure requirements required of registered investment companies. In part, these amendments amend Regulation S-X and require presentation of distributable earnings on the Statement of Assets and Liabilities in total rather than disclosing the three components of distributable earnings (undistributed net investment income, undistributed realized gain and net unrealized appreciation (depreciation) on investments). An additional amendment to Regulation S-X amends the requirement to state separately on the Statement of Changes in Net Assets distributions to shareholders from net investment income, net realized gain and other sources and rather disclose distributions to shareholders in total, except for return of capital, which should be disclosed separately. Accumulated net investment loss or undistributed net investment income is no longer required to be disclosed in the Statements of Changes in Net Assets. These updates have been incorporated in the Funds' financial statements and have no impact on each of the Fund's net assets or results of operations. Information previously required to be disclosed that was reported in the October 31, 2017 financial statements are presented in the Statement of Changes in Net Assets.

DIREXION ANNUAL REPORT

12.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

On December 26, 2018, certain Funds declared income distributions with an ex-date of December 27, 2018 and payable date of January 4, 2019. At the time of this report, the specific Funds and the amounts were not yet known.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Direxion Shares ETF Trust

To the Shareholders of Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily EURO STOXX 50® Bull 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily MSCI Brazil Bull 3X Shares, Direxion Daily MSCI Developed Markets Bull 3X Shares, Direxion Daily MSCI Developed Markets Bear 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI India Bull 3X Shares, Direxion Daily MSCI Japan Bull 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Russia Bull 3X Shares, Direxion Daily Russia Bear 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Gold Miners Index Bull 3X Shares, Direxion Daily Gold Miners Index Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Junior Gold Miners Index Bull 3X Shares, Direxion Daily Junior Gold Miners Index Bear 3X Shares, Direxion Daily MSCI Real Estate Bull 3X Shares, Direxion Daily MSCI Real Estate Bear 3X Shares, Direxion Daily Natural Gas Related Bull 3X Shares, Direxion Daily Natural Gas Related Bear 3X Shares, Direxion Daily Pharmaceutical & Medial Bull 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Regional Banks Bear 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares and the Board of Trustees of Direxion Shares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily EURO STOXX 50® Bull 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily MSCI Brazil Bull 3X Shares, Direxion Daily MSCI Developed Markets Bull 3X Shares, Direxion Daily MSCI Developed Markets Bear 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI India Bull 3X Shares, Direxion Daily MSCI Japan Bull 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Russia Bull 3X Shares, Direxion Daily Russia Bear 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Gold Miners Index Bull 3X Shares, Direxion Daily Gold Miners Index Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily Junior Gold Miners Index Bull 3X Shares, Direxion Daily Junior Gold Miners Index Bear 3X Shares, Direxion Daily MSCI Real Estate Bull 3X Shares, Direxion Daily MSCI Real Estate Bear 3X Shares, Direxion Daily Natural Gas Related Bull 3X Shares, Direxion Daily Natural Gas Related Bear 3X Shares, Direxion Daily Pharmaceutical & Medial Bull 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Regional Banks Bear 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (collectively referred to as the "Funds"), (57 of the funds constituting Direxion Shares ETF Trust (the "Trust")), including the schedules of investments, as of October 31, 2018, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (57 of the funds constituting Direxion Shares ETF Trust) at October 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily Mid Cap Bull 3X Shares
Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares
Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares
Direxion Daily Small Cap Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares
Direxion Daily FTSE China Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily MSCI Brazil Bull 3X Shares
Direxion Daily MSCI Developed Markets Bull 3X Shares
Direxion Daily MSCI Developed Markets Bear 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI India Bull 3X Shares
Direxion Daily MSCI Japan Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Russia Bull 3X Shares
Direxion Daily Russia Bear 3X Shares
Direxion Daily Energy Bull 3X Shares
Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares
Direxion Daily Financial Bear 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares
Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily MSCI Real Estate Bull 3X Shares
Direxion Daily MSCI Real Estate Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares
Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares
Direxion Daily Technology Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares
Direxion Daily 20+ Year Treasury Bear 3X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the five years in the period ended October 31, 2018
Direxion Daily FTSE Europe Bull 3X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the four years in the period ended October 31, 2018 and the period from January 22, 2014 (commencement of operations) through October 31, 2014

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

Individual fund constituting the Direxion Shares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Direxion Daily Homebuilders & Supplies Bull 3X Shares Direxion Daily Regional Banks Bull 3X Shares Direxion Daily Regional Banks Bear 3X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the three years in the period ended October 31, 2018 and the period from August 19, 2015 (commencement of operations) through October 31, 2015
Direxion Daily S&P Biotech Bull 3X Shares Direxion Daily S&P Biotech Bear 3X Shares Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the three years in the period ended October 31, 2018 and the period from May 28, 2015 (commencement of operations) through October 31, 2015
Direxion Daily Natural Gas Related Bear 3X Shares	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the two years in the period ended October 31, 2018 and the period from December 3, 2015 (commencement of operations) through October 31, 2016
Direxion Daily EURO STOXX 50® Bull 3X Shares	For the year ended October 31, 2018	For the year ended October 31, 2018 and the period from July 12, 2017 (commencement of operations) through October 31, 2017
Direxion Daily MSCI Mexico Bull 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares	For the year ended October 31, 2018	For the year ended October 31, 2018 and the period from May 3, 2017 (commencement of operations) through October 31, 2017
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	For the period from November 15, 2017 (commencement of operations) through October 31, 2018
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	For the period from April 19, 2018 (commencement of operations) through October 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Report of Independent Registered Public Accounting Firm

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Direxion investment companies since 2001.

Minneapolis, Minnesota
December 21, 2018

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Federal Tax Status of Dividends Declared during the Tax Year

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction ("DRD"), the individual qualified dividend rate ("QDI"), the qualified interest income rate ("QII"), and the qualified short-term gain rate ("QSTG") is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily Mid Cap Bull 3X Shares	1.64%	1.64%	0.00%	0.00%
Direxion Daily Mid Cap Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bull 3X Shares	0.92%	0.92%	0.00%	0.00%
Direxion Daily S&P 500® Bear 3X Shares	2.49%	2.49%	0.00%	0.00%
Direxion Daily Small Cap Bull 3X Shares	2.72%	2.72%	0.00%	0.00%
Direxion Daily Small Cap Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily EURO STOXX 50® Bull 3X Shares	15.33%	15.33%	0.00%	0.00%
Direxion Daily FTSE China Bull 3X Shares	17.61%	17.61%	0.00%	0.00%
Direxion Daily FTSE China Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily FTSE Europe Bull 3X Shares	92.07%	92.07%	0.00%	0.00%
Direxion Daily Latin America Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily MSCI Brazil Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily MSCI Developed Markets Bull 3X Shares	91.86%	91.86%	0.00%	0.00%
Direxion Daily MSCI Developed Markets Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI India Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI Japan Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI Mexico Bull 3X Shares	94.66%	94.66%	0.00%	0.00%
Direxion Daily MSCI South Korea Bull 3X Shares	72.90%	72.90%	0.00%	0.00%
Direxion Daily Russia Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Russia Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Aerospace & Defense Bull 3X Shares	3.51%	3.51%	0.00%	0.00%
Direxion Daily Energy Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Energy Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Financial Bull 3X Shares	5.35%	5.35%	0.00%	0.00%
Direxion Daily Financial Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Gold Miners Index Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily Gold Miners Index Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Healthcare Bull 3X Shares	2.96%	2.96%	0.00%	0.00%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Industrials Bull 3X Shares	66.70%	66.70%	0.00%	0.00%
Direxion Daily Junior Gold Miners Index Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI Real Estate Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily MSCI Real Estate Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Natural Gas Related Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Natural Gas Related Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Regional Banks Bull 3X Shares	15.81%	15.81%	0.00%	0.00%
Direxion Daily Regional Banks Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Retail Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P Biotech Bull 3X Shares	0.04%	0.04%	0.00%	0.00%
Direxion Daily S&P Biotech Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	0.70%	0.70%	0.00%	0.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Semiconductor Bull 3X Shares	4.43%	4.43%	0.00%	0.00%

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Funds	DRD	QDI	QII	QSTG
Direxion Daily Semiconductor Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Bull 3X Shares	3.29%	3.29%	0.00%	0.00%
Direxion Daily Technology Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Transportation Bull 3X Shares	1.54%	1.54%	0.00%	0.00%
Direxion Daily Utilities Bull 3X Shares	67.87%	67.87%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	96.64%	96.64%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bull 3X Shares	100.00%	100.00%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bear 3X Shares	0.00%	0.00%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending October 31, 2018. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 50	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	141	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 75	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	141	None.
John A. Weisser Age: 77	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	141
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 77 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 of the 21 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 49	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	141	None.
Jacob C. Gaffey Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	141	None.
Henry W. Mulholland Age: 55	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	141	None.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 50	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC, since November 2017.	141	N/A
Robert D. Nestor Age: 49	President	One Year; Since 2018	President, Rafferty Asset Management, LLC and Direxion Advisors, LLC, since April 2018; Blackrock, Inc. (May 2007 – April 2018), most recently as Managing Director.	N/A	N/A
Patrick J. Rudnick Age: 45	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010
			Senior Vice President and Principal Financial Officer, since March 2013, Principal Executive Officer, since June 2018, Rafferty Asset Management, LLC; Senior Vice President and Principal Financial Officer, since November 2017, Principal Executive Officer, since June 2018, Direxion Advisors, LLC.	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 77 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 of the 21 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 42	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
			General Counsel, Rafferty Asset Management, LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 77 of the 120 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 15 of the 21 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

October 31, 2018

Consistent with the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "Trust") annually considers the renewal of the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC (the "Adviser") and the Trust, on behalf of the Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily S&P 500® Bull 3X Shares, Direxion Daily S&P 500® Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily FTSE China Bull 3X Shares, Direxion Daily FTSE China Bear 3X Shares, Direxion Daily FTSE Europe Bull 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily MSCI Brazil Bull 3X Shares, Direxion Daily MSCI Developed Markets Bull 3X Shares, Direxion Daily MSCI Developed Markets Bear 3X Shares, Direxion Daily MSCI Emerging Markets Bull 3X Shares, Direxion Daily MSCI Emerging Markets Bear 3X Shares, Direxion Daily MSCI India Bull 3X Shares, Direxion Daily MSCI Japan Bull 3X Shares, Direxion Daily MSCI South Korea Bull 3X Shares, Direxion Daily Russia Bull 3X Shares, Direxion Daily Russia Bear 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Gold Miners Index Bull 3X Shares, Direxion Daily Gold Miners Index Bear 3X Shares, Direxion Daily Healthcare Bull 3X Shares, Direxion Daily Homebuilders & Supplies Bull 3X Shares, Direxion Daily Junior Gold Miners Index Bull 3X Shares, Direxion Daily Junior Gold Miners Index Bear 3X Shares, Direxion Daily MSCI Real Estate Bull 3X Shares, Direxion Daily MSCI Real Estate Bear 3X Shares, Direxion Daily Natural Gas Related Bull 3X Shares, Direxion Daily Natural Gas Related Bear 3X Shares, Direxion Daily Regional Banks Bull 3X Shares, Direxion Daily Regional Banks Bear 3X Shares, Direxion Daily Retail Bull 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares, Direxion Daily Semiconductor Bull 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares, Direxion Daily 20+ Year Treasury Bear 3X Shares, Direxion Daily Utilities Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily Transportation Bull 3X Shares, Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily EURO STOXX 50® Bull 3X Shares, and the Direxion Daily Pharmaceutical & Medical Bull 3X Shares, each a series of the Trust. Each series of the Trust is referred to herein as a "Fund" and collectively as the "Funds."

At an in-person meeting held on August 22, 2018, following such consideration, the Board, including the trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Agreement, on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Agreement outside the presence of the Adviser's representatives and Fund management in executive sessions held on August 8, 2018 and August 28, 2018. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Funds were fair and reasonable and in the best interests of shareholders.

In considering whether to renew the Agreement, the Board requested, and the Adviser provided, information that the Board and Adviser believed to be reasonably necessary to evaluate the Agreement. Among other information, the Board obtained and reviewed the following:

•  Detailed information regarding the advisory services provided by the Adviser for each Fund;

•  The investment objectives of the Funds which require daily rebalancing and the utilization of complex financial instruments that are not typical of traditional index tracking exchange-traded funds;

•  The level of attention required by the Adviser due to the frequent and large trading activity in the various Funds;

•  The Adviser's Form ADV;

•  Biographies of employees primarily responsible for providing investment advisory services at the Adviser;

•  Information regarding each component of the contractual fee rates for the prior fiscal year;

•  Information regarding advisory fees earned and waivers made by the Adviser in connection with providing services to the Funds for the prior fiscal year or since inception (if shorter);

•  Information regarding fees paid to the Adviser under, and an evaluation of the services provided per, the Management Services Agreement for the prior fiscal year;

•  Performance information;

•  Comparative industry fee data;

•  Information regarding the financial condition of the Adviser; and

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

October 31, 2018

•  Information regarding how the Adviser monitors the Funds' compliance with regulatory requirements and Trust procedures.

The Board considered that, with respect to each Fund, they had also received information relevant to their consideration since the Fund's inception and, most recently, throughout the past year at regular Board meetings in connection with their oversight of the Funds, including information bearing on the Funds' service provider arrangements and performance results. In addition, the Board received a memorandum from counsel regarding its responsibilities with respect to the approval of the Agreement and participated in a question and answer session with representatives of the Adviser. The Board carefully evaluated the relevant information and the Independent Trustees were advised by legal counsel with respect to their deliberations.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. For each Fund, the Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided; (2) the investment performance; (3) the profitability of the Fund and of the advisory business to the Adviser; (4) the extent to which economies of scale might be realized as the Fund grows; (5) whether fee levels reflect these economies of scale, if any, for the benefit of the Fund's shareholders; (6) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (7) other benefits derived or anticipated to be derived and identified by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Adviser's business, assets under management, financial resources and capitalization, quality and quantity of personnel, experience, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and process. The Board reviewed the scope of services to be provided by the Adviser under the Agreement and noted there would be no significant differences between the scope of services provided by the Adviser in the past year and those to be provided in the upcoming year. The Board also considered the Adviser's representation to the Board that it would continue to provide investment and related services that are of materially the same quality as the services that have been provided to the Funds in the past and whether those services remain appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs. The Board focused on the quality of the Adviser's personnel and operations and the systems and processes required to manage the Funds effectively, and noted that these systems and processes may not be present at other investment advisers. In particular the Board considered: (1) the Adviser's success in achieving each Fund's daily leveraged investment objective; (2) the techniques the Adviser uses in managing leveraged portfolios, which include developing index optimization and representative sampling investment strategies as well as specialized skills for trading complex financial instruments; (3) information regarding the Adviser's management of derivatives trading activities on behalf of the Funds, including the selection of swap counterparties and the negotiation of favorable derivatives contract terms; (4) the Adviser's ability to manage the Funds in a tax efficient manner, which is more challenging for leveraged than non-leveraged funds; and (5) the size, professional experience and skills of the Adviser's portfolio management staff and the Adviser's ability to recruit, train and retain personnel with the relevant experience and expertise necessary to manage the Funds. The Board considered that the Adviser oversees all aspects of the operation of the Funds, including oversight of the Funds' service providers, and provides compliance services to the Funds.

Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of the investment advisory services provided by the Adviser. In this regard, the Board also considered the ability of investors to achieve independently the investment objective of the Funds and the costs to investors of seeking to do so. The Board concluded that it would be difficult for an investor to implement independently any Fund's investment strategy and that attempting to do so would likely be cost-prohibitive.

The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Adviser by each Fund in light of fee rates paid by other investment companies offering strategies similar in nature to the Funds. In this regard, the Board reviewed information prepared by the Adviser, using data provided by Morningstar, Inc., to compare the Funds' actual advisory fee rates, past and future management services fees, and gross and net total expenses with those of other funds with common key characteristics, such as asset size, investment objective or industry focus ("Peer Group").

DIREXION ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

October 31, 2018

The Board noted the difficulty in compiling the Peer Group because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. The Board considered, however, that to establish the Peer Group, the Adviser used the same methodology as in 2015 and that this methodology was reviewed by an independent consultant retained by the Board to advise it on Peer Group construction.

The Board noted that the comparison reports included the advisory fee and net and gross total expense ratios for each Fund and each Peer Group fund. The Board considered that the Adviser had agreed to limit the total expenses of the Funds (subject to certain exclusions) for the next year by contractually agreeing to pay certain expenses of the Funds under a separate Operating Expense Limitation Agreement.

Performance of the Funds. The Board focused on the correlation of each Fund's return to the model performance return information for the periods ending June 30, 2018 and June 30, 2017 or since inception if a Fund did not have two full years of operations. In this regard, the Board considered each Fund's daily returns versus model returns ("Tracking Difference"), the standard deviation of the Tracking Differences, and a tracking error decomposition analysis provided by the Adviser. The Board also reviewed the total return of each Fund for the one-year or since inception period ended June 30, 2018. The Board considered reports provided to it in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board noted that the correlation of returns for each Fund to its model performance was generally within expected ranges during the reviewed periods. The Board considered that, given the investment objectives of the Funds, the correlation of each such Fund's performance with the model performance was a more meaningful factor than a Fund's total return.

Costs of Services Provided to the Funds and Profits Realized by the Adviser. The Board reviewed information about the profitability of the Adviser based on the fee rates payable under the Agreement. The Board considered the profitability of each Fund, if profitable, and the overall profitability of the Adviser, as reflected in the Adviser's profitability analysis, as well as information provided by the Adviser concerning the methodology used to allocate various expenses. The Board also considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, daily portfolio rebalancing of the Funds, regulatory compliance, and entrepreneurial risk. The Board further considered a report on other investment advisers' profitability, which was compiled using publicly available information. The Board recognized that it is difficult to compare profitability among investment advisory firms because the certain information is not publicly available. To the extent such information is available, it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the adviser, the types of funds it manages, its business mix, assumptions regarding allocations and reporting of operating profits and net income are reported net (rather than gross) of distribution and marketing expenses.

Economies of Scale. The Board considered the Adviser's current breakpoints that provide for reduced advisory fee rates based on the asset levels of each Fund and the Adviser's representation that these breakpoints appropriately reflect the Funds' economies of scale.

Other Benefits. The Board considered any indirect or "fall-out" benefits that the Adviser or its affiliates may derive from their relationship to the Funds. Such benefits may include the Adviser's ability to leverage its investment management personnel or infrastructure to manage other accounts. In this regard, the Board noted that the Funds pay a management services fee to the Adviser and that such fees were increased as a result of the Adviser assuming certain functions historically provided by a third-party during the Funds' prior fiscal year.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board, including the Independent Trustees, determined that the Agreement for the Funds was fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Adviser's expenses and such other matters as the Board considered relevant in the exercise of its business judgment. Accordingly, the Board concluded that the continuation of the Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Agreement.

DIREXION ANNUAL REPORT

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ANNUAL REPORT OCTOBER 31, 2018

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of Americas (6th Ave.),
28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South 6th Street
Minneapolis, MN 55402

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling (800) 851-0511 or by accessing the SEC's website at www.sec.gov. Such reports maybe reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Fund's premium/discount information is available free of charge on the Funds' website, www.direxioninvestments.com or by calling (800) 851-0511.

The Trust files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling (800) 851-0511, or by accessing the SEC's website, at www.sec.gov. It may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Annual Report.

DIREXION ANNUAL REPORT

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including assessment of ASC 740 for the Funds and additional tax research. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.  The table presents aggregate fees billed to the registrant and reflected in the financial statements of the report to shareholders.

	FYE 10/31/2018	FYE 10/31/2017
Audit Fees	$1,414,642	$1,305,772
Audit-Related Fees	—	—
Tax Fees	542,740	557,133
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2018	FYE 10/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees, other than the tax services as noted above, billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last  year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2018	FYE 10/31/2017
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/	Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	12/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	12/27/18

By (Signature and Title)	/s/	Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	12/27/18